Commission File Nos. 2-72671

811-3199

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 123	☒

ZALICO Variable Annuity Separate Account

(Exact Name of Registrant)

Zurich American Life Insurance Company

(Name of Insurance Company)

1400 American Lane, Schaumburg, Illinois	60196
(Address of Insurance Company’s Principal Executive Offices)	(Zip Code)

Insurance Company’s Telephone Number, including Area Code: (425) 577-5100

Juanita M. Thomas, Esq.

Zurich American Life Insurance Company

1114 Georgia Street

Louisiana, MO 63353

(Name and Address of Agent for Service)

Copy To:

Scott D. Silverman, Senior Vice President and General Counsel Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, Massachusetts 01772 Telephone: (508) 460-2408

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered:

Units of interest in Separate Account under the Contracts

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PROSPECTUS FOR

ZURICH AMERICAN LIFE INSURANCE COMPANY

PERIODIC PAYMENT VARIABLE

ANNUITY CONTRACTS

ZURICH ADVANTAGE III

Issued By

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

(formerly KILICO Variable Annuity Separate Account)

of

ZURICH AMERICAN LIFE INSURANCE COMPANY

(formerly Kemper Investors Life Insurance Company)

This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the “Contract”) offered by Zurich American Life Insurance Company (formerly known as Kemper Investors Life Insurance Company) (“we” or “ZALICO”). These Contracts are designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. The Contract is no longer issued, however, you may make additional purchase payments as permitted under your Contract.

You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers 56 variable investment options, each being a Subaccount of the ZALICO Variable Annuity Separate Account. All Subaccount options are not available to all Contract Owners (See “7. Death Benefit” page 79.) Currently, Subaccounts that invest in the following Portfolios or Funds (certain funds may not be available in all States) are offered under the Contract:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Global Health Care Fund
•	Invesco V.I. Global Real Estate Fund
•	Invesco V.I. Utilities Fund
•	The Alger Portfolios (Class I-2 Shares)
•	Alger Large Cap Growth Portfolio
•	Alger Mid Cap Growth Portfolio
•	Alger Small Cap Growth Portfolio
•	American Century Variable Portfolios, Inc. (“VP”) (Class I Shares)
•	American Century VP Income & Growth Fund
•	American Century VP Value Fund
•	Dreyfus Investment Portfolios (“Dreyfus IP”) (Service Shares)
•	Dreyfus IP MidCap Stock Portfolio
•	The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)
•	DWS Variable Series I (Class A Shares)
•	DWS Bond VIP
•	DWS Capital Growth VIP
•	DWS Core Equity VIP
•	DWS International VIP
•	DWS Variable Series II (Class A Shares)
•	DWS Global Income Builder
•	DWS Diversified International Equity VIP
•	DWS Small Mid Cap Value VIP (formerly DWS Dreman Small Mid Cap Value VIP)
•	DWS Government & Agency Securities VIP
•	DWS High Income VIP
•	DWS Large Cap Value VIP
•	DWS Money Market VIP
•	DWS Small Mid Cap Growth VIP
•	Fidelity Variable Insurance Products Funds (“VIP”) (Initial Class Shares)
•	Fidelity VIP Asset ManagerSM Portfolio
•	Fidelity VIP Contrafund® Portfolio
•	Fidelity VIP Equity-Income Portfolio
•	Fidelity VIP Growth Portfolio
•	Fidelity VIP Index 500 Portfolio

•   Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

•   Franklin Rising Dividends Securities Fund

•   Franklin Small Cap Value Securities Fund

•   Franklin Strategic Income Securities Fund

•   Franklin U.S. Government Fund

•   Mutual Global Discovery Securities Fund

•   Mutual Shares Securities Fund

•   Templeton Developing Markets Securities Fund

•   ING Investors Trust (Institutional Class)

•   ING JPMorgan Emerging Markets Equity Portfolio

•   ING Investors Trust (Class S)

•   ING Global Resources Portfolio

•   JPMorgan Insurance Trust (Class I)

•   JPMorgan Insurance Trust Equity Index Portfolio

•   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

•   JPMorgan Insurance Trust International Equity Portfolio

•   JPMorgan Insurance Trust Mid Cap Growth Portfolio

•   JPMorgan Insurance Trust Mid Cap Value Portfolio

•   JPMorgan Insurance Trust Small Cap Core Portfolio

•   JPMorgan Insurance Trust U.S. Equity Portfolio

•	Janus Aspen Series (Institutional Shares)
•	Janus Aspen Balanced Portfolio
•	Janus Aspen Enterprise Portfolio
•	Janus Aspen Janus Portfolio

•	Janus Aspen Global Research Portfolio (formerly Janus Aspen Worldwide Portfolio)
•	Janus Aspen Series (Service Shares)
•	Janus Aspen Perkins Mid Cap Value Portfolio
•	Oppenheimer Variable Account Funds (Service Shares)
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA)
•	Oppenheimer Global Strategic Income Fund/VA (acquired Oppenheimer High Income Fund/VA)
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Main Street Small Cap Fund®/VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund®/VA)
•	Oppenheimer Discovery Mid Cap Growth Fund/VA (formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA)
•	Oppenheimer Global Strategic Income Fund/VA

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 101. You may also find this Prospectus and other required information about the Separate Account at the SEC’s web site at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2013.

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

Annuitant—The person during whose lifetime the annuity is to be paid.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several forms in which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon your death or upon the Annuitant’s death prior to the Annuity Period.

Company (“we”, “us”, “our”, “ZALICO”)—Zurich American Life Insurance Company. Our home office is at 1400 American Lane, Schaumburg, Illinois 60196. For Insurance Services, please write us at P.O. Box 758557, Topeka, KS 66675-8557.

Contract—A Variable Annuity Contract offered by this Prospectus.

Contract Value—The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

Contract Year—The period between anniversaries of the Date of Issue of a Contract.

Contract Quarter—The periods between quarterly anniversaries of the Date of Issue of a Contract.

Contribution Year—Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

Date of Issue—The date on which the first Contract Year commences.

Debt—The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest.

Fixed Account—The General Account of ZALICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds—AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, American Century Variable Portfolios, Inc., Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Funds (which includes Variable Insurance Products Fund and Variable Insurance Products Fund II), Franklin Templeton Variable Insurance Products Trust, ING Investors Trust, JPMorgan Insurance Trust, Janus Aspen Series and Oppenheimer Variable Account Funds, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

General Account Contract Value—The value of your interest in the General Account.

Non-Qualified Contract—A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

Purchase Payments—The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

Qualified Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The ZALICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your interests in the Subaccount(s).

Subaccounts—The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

Subaccount Value—The value of your interest in each Subaccount.

Unitholder—The person holding the voting rights with respect to an Accumulation or Annuity Unit.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

Withdrawal Value—Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. The Contract is no longer offered for sale, although we continue to accept additional Purchase Payments under the Contract.

The minimum initial Purchase Payment for a Non-Qualified Contract was $2,500 and the minimum subsequent Purchase Payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan’s terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). (See “The Contracts.”)

We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See “The Funds,” page 66.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select. Not all Subaccount options are available to all Contract Owners (See “7. Death Benefit.”)

We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See “Fixed Account Option.”)

The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least the minimum guaranteed rate.

Transfers between Subaccounts are permitted before and after the Annuity Date, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See “Transfers During the Accumulation Period” and “Transfers During the Annuity Period,” respectively.)

No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge (“Withdrawal Charge”). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See “Withdrawal Charge.”) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under “Withdrawal Charge.” However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See “Federal Tax Matters.”)

We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See “Asset-Based Charges Against the Separate Account.”) We also charge for optional death benefits (See “Guaranteed Minimum Death Benefit Rider” and “Earnings Based Death Benefit Rider.”). The Funds will incur certain management fees and other expenses. (See “Summary of Expenses”, “Investment Management Fees and Other Expenses” and the Funds’ prospectuses.)

The Contracts were previously available to be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the “Code”) or as individual retirement annuities including Roth IRAs. The Contracts were also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased as a Qualified Contract does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See “Taxation of Annuities in General” and “Qualified Plans.”)

You have the right within the “free look” period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the “free look” period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See “The Contracts.”) In addition, a special “free look” period applies in some circumstances to Contracts issued as Individual Retirement Annuities or as Roth IRAs.

SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Withdrawal Charge(1) (as a percentage of amount surrendered):	6%

Contribution Year	Withdrawal Charge
First year	6.00%
Second year	5.00%
Third year	4.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Seventh year and following	0.00%

Maximum Transfer Fee:	None

(1)

Each Contract Year, a Contract Owner may withdraw up to 10% of Contract Value less debt without incurring a Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. (See “Withdrawal Charge.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Quarterly Records Maintenance Charge	$7.50	(2)

Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk Charge:	1.00%
Administration Charge:	0.30%

Total Separate Account Annual Expenses:	1.30%

Optional Benefits:
Guaranteed Minimum Death Benefit Charge	0.15%
Earnings Based Death Benefit Charge	0.20%

Total Separate Account Annual Expenses including Optional Benefit Charges	1.65%

Qualified Plan Loan Interest Rates(3)

Loans not subject to ERISA	—	5.50%
Loans subject to ERISA	—	Moody’s Corporate Bond Yield Average—Monthly Average Corporates (rounded to nearest 0.25%)

(2)

The records maintenance charge is reduced to $3.75 for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment. There is no charge for Contracts with Contract Value of $50,000 or more. In certain circumstances we may reduce or waive the quarterly records maintenance charge. (See “Records Maintenance Charge.”)

(3)

Loans are only available under certain qualified plans. Interest rate depends on whether plan is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). The value securing the loan will earn interest at the loan interest rate reduced by not more than 2.5%. (See “Loans”.)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	—	Maximum
Total Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waivers or expense reimbursements)	0.10%	—	1.60%

(4)	The expenses shown are for the year ended December 31, 2012, and do not reflect any fee waivers or expense reimbursements.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements if any, are 0.10% and 1.60%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Guaranteed Minimum Death Benefit and the Earnings Based Death Benefit. If these features were not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$989	$1,710	$2,438	$4,568

(2)	a. If you annuitize your Contract at the end of the applicable time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of 5 years or more(5):

1 year	3 years	5 years	10 years
$446	$1,345	$2,253	$4,568

b. If you annuitize your Contract at the end of the applicable time period under Annuity Option 1 for a period of less then 5 years:(5)

1 year	3 years	5 years	10 years
$989	$1,710	$2,438	$4,568

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$446	$1,345	$2,253	$4,568

(5)	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, or 4, or under Annuity Option 1 for a period of five years or more.

The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

REDEMPTION FEES

A Fund or Portfolio may assess a redemption fee of up to 2% on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the Fund or Portfolio prospectus.

CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit values for Accumulation Units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract (2.05%) as of December 31, 2012. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Tax Qualified (1.00%)

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$57.163	$57.935	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250	$34.560
Accumulation unit value at end of period	$62.179	$57.163	$57.935	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	0	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$33.249	$36.610	$30.973	$20.620	$50.013	$38.398	$35.210	$32.380	$28.931	$19.771
Accumulation unit value at end of period	$38.254	$33.249	$36.610	$30.973	$20.620	$50.013	$38.398	$35.210	$32.380	$28.931
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	3	4	3	3	3	3	1
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$54.134	$56.472	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441	$23.018
Accumulation unit value at end of period	$60.296	$54.134	$56.472	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	1	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.579	$7.423	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525	$5.095
Accumulation unit value at end of period	$8.610	$7.579	$7.423	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	1	2	2	1	1	1
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$10.709	$10.707	$9.534	$8.034	$11.081	$11.799	$10.043	$9.657	$8.531	$6.682
Accumulation unit value at end of period	$12.148	$10.709	$10.707	$9.534	$8.034	$11.081	$11.799	$10.043	$9.657	$8.531
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	4	4	2	2	3	2	2	2

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$17.028	$20.332	$18.297	$12.188	$27.238	$21.255	$16.200	$12.789	$10.339	$7.309
Accumulation unit value at end of period	N/A	$17.028	$20.332	$18.297	$12.188	$27.238	$21.255	$16.200	$12.789	$10.339
Number of accumulation units outstanding at end of period (000’s omitted)	—	5	5	3	3	3	2	1	1	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$16.254	$16.384	$13.035	$9.729	$16.499	$16.437	$15.418	$14.294	$12.639	$10.000
Accumulation unit value at end of period	$19.205	$16.254	$16.384	$13.035	$9.729	$16.499	$16.437	$15.418	$14.294	$12.639
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	—	—	—	0	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$28.930	$28.958	$25.473	$19.235	$29.627	$27.763	$25.677	$25.029	$23.801	$19.078
Accumulation unit value at end of period	$32.073	$28.930	$28.958	$25.473	$19.235	$29.627	$27.763	$25.677	$25.029	$23.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	$17.501	$15.931	$15.966	$13.646	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$17.501	$15.931	$15.966	$13.646
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	0	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$9.226	$8.817	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192	$7.876
Accumulation unit value at end of period	$9.845	$9.226	$8.817	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	3	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$22.849	$24.158	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155	$14.451
Accumulation unit value at end of period	$26.254	$22.849	$24.158	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	7	7	9	13	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.447	$11.578	$10.223	$7.697	$12.602	$12.558	$11.162	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.126	$11.447	$11.578	$10.223	$7.697	$12.602	$12.558	$11.162	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	0	0	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$11.577	$14.032	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963	$8.667
Accumulation unit value at end of period	$13.829	$11.577	$14.032	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	2	—	0	—	2	3

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$8.659	$8.871	$8.056	$6.592	$9.162	$8.827	$8.086	$7.830	$7.803	$7.406
Accumulation unit value at end of period	$9.685	$8.659	$8.871	$8.056	$6.592	$9.162	$8.827	$8.086	$7.830	$7.803
Number of accumulation units outstanding at end of period (000’s omitted)	—	175	182	197	240	242	291	312	312	372
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.541	$1.462	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459	$1.402
Accumulation unit value at end of period	$1.577	$1.541	$1.462	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	1	1	0	69	69	69
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.079	$2.388	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757	$1.367
Accumulation unit value at end of period	$2.415	$2.079	$2.388	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	5	11	11	6	7	9	11	18
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$2.667	$2.868	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616	$1.149
Accumulation unit value at end of period	$3.004	$2.667	$2.868	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616
Number of accumulation units outstanding at end of period (000’s omitted)	20	35	40	40	40	42	60	55	58	45
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$3.252	$3.056	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307	$2.279
Accumulation unit value at end of period	$3.314	$3.252	$3.056	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307
Number of accumulation units outstanding at end of period (000’s omitted)	21	21	23	23	23	49	3	4	42	59
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$10.928	$10.629	$9.417	$6.794	$8.830	$9.026	$8.252	$8.023	$7.208	$5.842
Accumulation unit value at end of period	$12.433	$10.928	$10.629	$9.417	$6.794	$8.830	$9.026	$8.252	$8.023	$7.208
Number of accumulation units outstanding at end of period (000’s omitted)	30	36	48	48	43	58	64	73	90	96
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.419	$2.444	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025	$1.542
Accumulation unit value at end of period	$2.629	$2.419	$2.444	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025
Number of accumulation units outstanding at end of period (000’s omitted)	10	20	21	21	21	12	29	20	22	22
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$3.030	$3.060	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795	$2.802
Accumulation unit value at end of period	$3.000	$3.030	$3.060	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795
Number of accumulation units outstanding at end of period (000’s omitted)	30	45	111	101	101	84	80	85	101	158
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.048	$2.153	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890	$1.436
Accumulation unit value at end of period	$2.319	$2.048	$2.153	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890
Number of accumulation units outstanding at end of period (000’s omitted)	10	10	11	11	14	8	12	12	12	40

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	$1.068	$1.001	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.865	$0.861
Accumulation unit value at end of period	N/A	$1.068	$1.001	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.865
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$30.890	$32.019	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999	$20.546
Accumulation unit value at end of period	$34.401	$30.890	$32.019	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$42.865	$44.415	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355	$23.079
Accumulation unit value at end of period	$49.407	$42.865	$44.415	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	5	4	4	4	4	4	3	3
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$38.173	$38.183	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046	$25.609
Accumulation unit value at end of period	$44.336	$38.173	$38.183	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2	0	0	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$53.724	$54.150	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493	$35.347
Accumulation unit value at end of period	$61.004	$53.724	$54.150	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	2	3	1	1	3
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$164.989	$163.306	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882	$106.090
Accumulation unit value at end of period	$189.349	$164.989	$163.306	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	2	1
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$16.131	$15.370	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204	$10.000
Accumulation unit value at end of period	$17.882	$16.131	$15.370	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	1	2	2	1	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$20.077	$21.069	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249	$10.000
Accumulation unit value at end of period	$23.532	$20.077	$21.069	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	2	2	—	0	—	—	—

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$16.358	$16.106	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922	$10.000
Accumulation unit value at end of period	$18.261	$16.358	$16.106	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	1	1	1	1	0	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$13.418	$12.824	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020	$10.000
Accumulation unit value at end of period	$13.536	$13.418	$12.824	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	—	—	0	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$20.754	$21.601	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428	$10.000
Accumulation unit value at end of period	$23.293	$20.754	$21.601	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428
Number of accumulation units outstanding at end of period (000’s omitted)	1	3	4	4	4	4	4	3	1	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.772	$15.076	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022	$10.000
Accumulation unit value at end of period	$16.708	$14.772	$15.076	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$28.383	$34.068	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517	$10.000
Accumulation unit value at end of period	$31.800	$28.383	$34.068	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	3	3	3	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period†††	$21.682	$26.722	$22.373	$13.136	$27.162	$19.765	$14.659	$10.000	N/A	N/A
Accumulation unit value at end of period	$25.616	$21.682	$26.722	$22.373	$13.136	$27.162	$19.765	$14.659	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.641	$9.661	$6.628
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.641	$9.661
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	2	1

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$31.521	$26.152	$18.489	$16.576	$12.826
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$31.521	$26.152	$18.489	$16.576
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	1	1	—	—
ING VP Global Resources Trust Subaccount
Accumulation unit value at beginning of period*	$12.306	$13.681	$11.359	$8.343	$14.283	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.837	$12.306	$13.681	$11.359	$8.343	$14.283	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	2	2	2	1	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$7.181	$6.792	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254	$10.000
Accumulation unit value at end of period	N/A	$7.181	$6.792	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	2	—	0	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$14.977	$14.552	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873	$10.000
Accumulation unit value at end of period	$17.927	$14.977	$14.552	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$20.360	$21.995	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115	$10.000
Accumulation unit value at end of period	$25.826	$20.360	$21.995	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	1	—	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$22.782	$19.759	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732	$10.000
Accumulation unit value at end of period	$23.369	$22.782	$19.759	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$12.174	$12.089	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	$10.261	N/A
Accumulation unit value at end of period	$13.931	$12.174	$12.089	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	N/A

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$12.874	$13.250	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	$10.071	N/A
Accumulation unit value at end of period	$14.995	$12.874	$13.250	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$14.456	$15.557	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	$10.419	N/A
Accumulation unit value at end of period	$16.618	$14.456	$15.557	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$14.370	$14.738	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	$10.113	N/A
Accumulation unit value at end of period	$16.522	$14.370	$14.738	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	2	1	2	—	—	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$14.533	$14.367	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	$10.294	N/A
Accumulation unit value at end of period	$17.320	$14.533	$14.367	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	0	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.118	$18.383	$17.327	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.319	$16.118	$18.383	$17.327	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$18.866	$20.009	$15.897	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$22.363	$18.866	$20.009	$15.897	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	—	—	0	—

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$12.418	$18.779	$18.513	$16.003	$14.799	$12.347	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.418	$18.779	$18.513	$16.003	$14.799	$12.347
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	1	1	2	2	0	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187	$10.538
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	0	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$44.846	$44.563	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019	$25.699
Accumulation unit value at end of period	$50.448	$44.846	$44.563	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	6	6	6	5	8	7	9	9
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$41.086	$42.093	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401	$17.494
Accumulation unit value at end of period	$47.711	$41.086	$42.093	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	3	3	2	1	1	1	1
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$25.654	$27.360	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305	$17.102
Accumulation unit value at end of period	$30.120	$25.654	$27.360	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	2	2	2	2	2	5
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$21.237	$22.108	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647	$13.416	$10.000
Accumulation unit value at end of period	$23.296	$21.237	$22.108	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647	$13.416
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.476	$18.088	$19.459	$16.126	$15.747	$13.469	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.476	$18.088	$19.459	$16.126	$15.747	$13.469
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	—	—	0	—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$28.858	$33.789	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.553	$23.259
Accumulation unit value at end of period	$34.309	$28.858	$33.789	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.553
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	4	4	6	8

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.179	$13.496	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348	$10.000
Accumulation unit value at end of period	$14.849	$13.179	$13.496	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	1	1	1	0	—	—	—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$19.461	$21.487	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185	$10.000
Accumulation unit value at end of period	$23.304	$19.461	$21.487	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	0	2	—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$3.719	$3.855	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098	$10.000
Accumulation unit value at end of period	$4.153	$3.719	$3.855	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$14.017	$14.201	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131	$10.000
Accumulation unit value at end of period	$16.183	$14.017	$14.201	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$19.138	$19.801	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751	$10.000
Accumulation unit value at end of period	$22.296	$19.138	$19.801	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0	—
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$13.947	$13.970	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039	$10.000
Accumulation unit value at end of period	$16.041	$13.947	$13.970	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$15.289	$15.342	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843	$10.000
Accumulation unit value at end of period	$17.128	$15.289	$15.342	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.457	$5.242	$4.245
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.457	$5.242
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	53	77
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.664	$1.510	$1.149
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.664	$1.510
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6	6

No Additional Contract Options Elected (Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account) Tax Qualified (1.30%)
	Qualified Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$55.054	$55.963	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614	$34.186
Accumulation unit value at end of period	$59.707	$55.054	$55.963	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614
Number of accumulation units outstanding at end of period (000’s omitted)	133	158	175	200	225	252	284	336	387	426
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$32.182	$35.540	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676	$19.654
Accumulation unit value at end of period	$36.917	$32.182	$35.540	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676
Number of accumulation units outstanding at end of period (000’s omitted)	197	250	293	337	385	437	427	509	582	578
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$52.136	$54.549	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994	$22.769
Accumulation unit value at end of period	$57.899	$52.136	$54.549	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994
Number of accumulation units outstanding at end of period (000’s omitted)	105	122	125	148	145	145	140	133	129	140
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.299	$7.171	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435	$5.040
Accumulation unit value at end of period	$8.268	$7.299	$7.171	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435
Number of accumulation units outstanding at end of period (000’s omitted)	829	961	1,129	1,359	1,618	2,341	2,909	1,549	2,962	3,131
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$10.314	$10.342	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414	$6.609
Accumulation unit value at end of period	$11.665	$10.314	$10.342	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414
Number of accumulation units outstanding at end of period (000’s omitted)	916	1,598	1,635	1,467	1,711	2,171	2,370	2,756	3,140	3,025

	Qualified Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$16.491	$19.738	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248	$7.266
Accumulation unit value at end of period	N/A	$16.491	$19.738	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	110	158	166	204	178	125	98	75
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.842	$16.015	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614	$10.000
Accumulation unit value at end of period	$18.662	$15.842	$16.015	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614
Number of accumulation units outstanding at end of period (000’s omitted)	60	72	80	85	90	101	113	116	103	238
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$27.863	$27.972	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474	$18.872
Accumulation unit value at end of period	$30.798	$27.863	$27.972	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474
Number of accumulation units outstanding at end of period (000’s omitted)	74	74	75	90	98	109	110	123	139	167
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	$17.312	$15.806	$15.888	$13.619	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$17.312	$15.806	$15.888	$13.619
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	37	39	42	13
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.886	$8.517	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080	$7.790
Accumulation unit value at end of period	$9.454	$8.886	$8.517	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080
Number of accumulation units outstanding at end of period (000’s omitted)	1,307	670	801	939	1,088	1,601	1,313	496	581	671
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$22.006	$23.335	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905	$14.295
Accumulation unit value at end of period	$25.210	$22.006	$23.335	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905
Number of accumulation units outstanding at end of period (000’s omitted)	1,981	2,263	2,454	2,735	3,075	3,486	3,680	4,309	68	78
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.223	$11.385	$10.082	$7.613	$12.502	$12.496	$11.140	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.831	$11.223	$11.385	$10.082	$7.613	$12.502	$12.496	$11.140	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	219	245	286	332	385	460	530	661	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$11.150	$13.555	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812	$8.573
Accumulation unit value at end of period	$13.279	$11.150	$13.555	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812
Number of accumulation units outstanding at end of period (000’s omitted)	167	186	218	276	330	404	426	348	381	389

	Qualified Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.386	$8.147	$7.420	$6.089	$8.489	$8.202	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$8.238	$7.386	$8.147	$7.420	$6.089	$8.489	$8.202	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	12,075	12,400	14,460	17,890	18,842	—	N/A	N/A	N/A
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.471	$1.400	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426	$1.374
Accumulation unit value at end of period	$1.504	$1.471	$1.400	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426
Number of accumulation units outstanding at end of period (000’s omitted)	—	4,822	5,360	6,070	6,850	9,655	8,272	3,855	4,482	5,362
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.959	$2.257	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695	$1.323
Accumulation unit value at end of period	$2.270	$1.959	$2.257	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695
Number of accumulation units outstanding at end of period (000’s omitted)	6,560	7,400	9,262	9,262	10,400	12,227	12,239	14,634	18,847	18,355
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$2.546	$2.746	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579	$1.126
Accumulation unit value at end of period	$2.859	$2.546	$2.746	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579
Number of accumulation units outstanding at end of period (000’s omitted)	8,229	9,577	11,076	12,500	14,175	16,546	17,881	18,932	20,321	18,263
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$3.045	$2.870	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212	$2.192
Accumulation unit value at end of period	$3.094	$3.045	$2.870	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212
Number of accumulation units outstanding at end of period (000’s omitted)	4,877	5,250	6,270	6,772	7,445	8,326	7,900	9,652	12,133	15,656
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$9.747	$9.761	$8.674	$6.277	$8.359	$8.388	$7.692	$7.500	$6.758	$5.494
Accumulation unit value at end of period	$11.057	$9.747	$9.761	$8.674	$6.277	$8.359	$8.388	$7.692	$7.500	$6.758
Number of accumulation units outstanding at end of period (000’s omitted)	2,881	3,170	3,420	3,840	5,151	4,821	5,591	6,306	7,757	8,944
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.309	$2.340	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979	$1.512
Accumulation unit value at end of period	$2.502	$2.309	$2.340	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979
Number of accumulation units outstanding at end of period (000’s omitted)	5,588	6,675	6,476	8,245	9,265	10,799	11,807	13,097	15,096	15,539

	Qualified Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.774	$2.810	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620	$2.635
Accumulation unit value at end of period	$2.739	$2.774	$2.810	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620
Number of accumulation units outstanding at end of period (000’s omitted)	4,812	5,962	7,257	7,900	10,450	11,632	9,208	8,947	8,296	9,655
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.944	$2.049	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836	$1.399
Accumulation unit value at end of period	$2.194	$1.944	$2.049	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836
Number of accumulation units outstanding at end of period (000’s omitted)	8,070	8,921	9,869	10,865	11,901	13,384	15,220	18,157	22,823	27,064
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	$1.036	$0.971	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853	$0.589
Accumulation unit value at end of period	N/A	$1.036	$0.971	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	2,513	2,920	2,642	2,997	3,050	4,266	6,511	5,704
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$29.487	$30.655	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459	$20.143
Accumulation unit value at end of period	$32.741	$29.487	$30.655	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459
Number of accumulation units outstanding at end of period (000’s omitted)	125	135	160	189	220	255	279	337	434	378
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$40.918	$42.523	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695	$22.627
Accumulation unit value at end of period	$47.023	$40.918	$42.523	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695
Number of accumulation units outstanding at end of period (000’s omitted)	1,200	1,352	1,546	1,800	1,940	2,256	2,326	2,424	2,357	2,172
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.439	$36.556	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302	$25.107
Accumulation unit value at end of period	$42.196	$36.439	$36.556	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302
Number of accumulation units outstanding at end of period (000’s omitted)	497	580	670	780	915	1,154	1,167	1,212	1,500	1,617
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$51.278	$51.838	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443	$34.651
Accumulation unit value at end of period	$58.054	$51.278	$51.838	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443
Number of accumulation units outstanding at end of period (000’s omitted)	350	404	451	561	588	674	735	875	1,106	1,247

	Qualified Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$157.494	$156.349	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848	$104.012
Accumulation unit value at end of period	$180.212	$157.494	$156.349	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848
Number of accumulation units outstanding at end of period (000’s omitted)	322	326	364	420	475	563	628	640	757	757
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$15.722	$15.024	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179	$10.000
Accumulation unit value at end of period	$17..376	$15.722	$15.024	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179
Number of accumulation units outstanding at end of period (000’s omitted)	294	317	360	364	419	584	625	618	567	182
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$19.567	$20.595	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223	$10.000
Accumulation unit value at end of period	$22.867	$19.567	$20.595	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223
Number of accumulation units outstanding at end of period (000’s omitted)	203	221	218	221	250	243	231	215	144	23
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$15.942	$15.744	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901	$10.000
Accumulation unit value at end of period	$17.744	$15.942	$15.744	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901
Number of accumulation units outstanding at end of period (000’s omitted)	425	436	448	457	427	460	387	334	185	65
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$13.078	$12.535	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000	$10.000
Accumulation unit value at end of period	$13.153	$13.078	$12.535	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000
Number of accumulation units outstanding at end of period (000’s omitted)	270	330	295	320	315	160	137	135	951	860
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	453	599	663	1,289	201	803	775
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$20.227	$21.115	$19.105	$15.694	$22.221	$20.127	$16.568	$14.472	$12.404	$10.000
Accumulation unit value at end of period	$22.634	$20.227	$21.115	$19.105	$15.694	$22.221	$20.127	$16.568	$14.472	$12.404
Number of accumulation units outstanding at end of period (000’s omitted)	730	813	911	1,007	1,092	1,235	1,065	814	392	86

	Qualified Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.397	$14.737	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998	$10.000
Accumulation unit value at end of period	$16.236	$14.397	$14.737	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998
Number of accumulation units outstanding at end of period (000’s omitted)	261	309	333	378	435	421	325	230	147	50
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.662	$33.302	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488	$10.000
Accumulation unit value at end of period	$30.900	$27.662	$33.302	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488
Number of accumulation units outstanding at end of period (000’s omitted)	136	160	183	206	208	305	307	272	168	65
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period†††	$21.294	$26.322	$22.104	$13.017	$26.995	$19.702	$14.655	$10.000	N/A	N/A
Accumulation unit value at end of period	$25.083	$21.294	$26.322	$22.104	$13.017	$26.995	$19.702	$14.655	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	289	333	400	460	468	573	553	598	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.324	$9.425	$6.486
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.324	$9.425
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	603	672
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$30.450	$25.339	$17.967	$16.156	$12.538
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$30.450	$25.339	$17.967	$16.156
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	442	436	244	198
ING VP Global Resources Trust Subaccount
Accumulation unit value at beginning of period*	$12.126	$13.521	$11.260	$8.294	$14.242	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.629	$12.126	$13.521	$11.260	$8.294	$14.242	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	613	706	785	863	1,005	1,248	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$7.012	$6.639	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230	$10.000
Accumulation unit value at end of period	N/A	$7.012	$6.639	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	98	75	75	27	25	18	22	17
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$14.597	$14.224	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850	$10.000
Accumulation unit value at end of period	$17.420	$14.597	$14.224	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850
Number of accumulation units outstanding at end of period (000’s omitted)	64	66	72	69	101	103	110	138	124	46

	Qualified Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$19.843	$21.500	$18.533	$14.274	$26.123	$28.017	$19.902	$17.699	$13.089	$10.000
Accumulation unit value at end of period	$25.096	$19.843	$21.500	$18.533	$14.274	$26.123	$28.017	$19.902	$17.699	$13.089
Number of accumulation units outstanding at end of period (000’s omitted)	208	226	265	300	320	430	579	433	417	64
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$22.204	$19.315	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709	$10.000
Accumulation unit value at end of period	$22.709	$22.204	$19.315	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709
Number of accumulation units outstanding at end of period (000’s omitted)	116	130	130	165	215	188	168	135	21	7
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.887	$11.839	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	$10.250	N/A
Accumulation unit value at end of period	$13.562	$11.887	$11.839	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	11	12	10	11	18	6	5	3	2	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$12.571	$12.976	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790	$10.060	N/A
Accumulation unit value at end of period	$14.599	$12.571	$12.976	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	42	29	33	40	51	76	147	109	991	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$14.115	$15.236	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	$10.407	N/A
Accumulation unit value at end of period	$16.178	$14.115	$15.236	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	50	65	56	54	53	56	54	32	3	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$14.032	$14.434	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	$10.102	N/A
Accumulation unit value at end of period	$16.085	$14.032	$14.434	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	153	181	201	236	268	305	303	211	1	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$14.190	$14.070	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	$10.283	N/A
Accumulation unit value at end of period	$16.862	$14.190	$14.070	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	391	442	507	580	66	87	115	109	371	N/A

	Qualified Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$15.708	$17.970	$16.987	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.772	$15.708	$17.970	$16.987	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	335	393	—	—	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$18.170	$19.328	$15.401	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$21.474	$18.170	$19.328	$15.401	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	160	193	—	—	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	654	874	1,326	463	1,494	1,068
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$12.211	$18.520	$18.313	$15.877	$14.726	$12.323	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.211	$18.520	$18.313	$15.877	$14.726	$12.323
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	475	591	569	659	612	64
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992	$10.423
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	285	344	405	478	495	485
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$42.729	$42.585	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313	$25.148
Accumulation unit value at end of period	$47.924	$42.729	$42.585	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313
Number of accumulation units outstanding at end of period (000’s omitted)	1,358	1,516	1,685	1,891	2,141	2,433	2,625	3,025	3,566	4,340
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$39.144	$40.224	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831	$17.119
Accumulation unit value at end of period	$45.322	$39.144	$40.224	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831
Number of accumulation units outstanding at end of period (000’s omitted)	849	966	1,100	1,257	1,385	1,579	1,567	1,858	2,191	2,527
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$24.442	$26.145	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762	$16.735
Accumulation unit value at end of period	$28.612	$24.442	$26.145	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762
Number of accumulation units outstanding at end of period (000’s omitted)	842	933	1,060	1,216	1,339	1,517	1,648	1,960	2,502	3,375

	Qualified Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$20.698	$21.611	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390	$10.000
Accumulation unit value at end of period	$22.637	$20.698	$21.611	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390
Number of accumulation units outstanding at end of period (000’s omitted)	155	189	206	230	239	255	456	161	114	24
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.285	$17.839	$19.248	$15.999	$15.669	$13.443	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.285	$17.839	$19.248	$15.999	$15.669	$13.443
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	290	394	262	50	66	43
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$27.494	$32.288	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859	$22.760
Accumulation unit value at end of period	$32.591	$27.494	$32.288	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859
Number of accumulation units outstanding at end of period (000’s omitted)	1,146	1,280	1,442	1,605	1,791	2,039	2,248	2,739	3,514	4,444
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.844	$13.192	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323	$10.000
Accumulation unit value at end of period	$14.429	$12.844	$13.192	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323
Number of accumulation units outstanding at end of period (000’s omitted)	103	136	151	185	195	203	237	250	231	84
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$18.967	$21.004	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157	$10.000
Accumulation unit value at end of period	$22.645	$18.967	$21.004	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157
Number of accumulation units outstanding at end of period (000’s omitted)	758	908	1,084	1,270	1,512	1,727	1,464	1,341	1,148	373
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$3.624	$3.768	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076	$10.000
Accumulation unit value at end of period	$4.038	$3.624	$3.768	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076
Number of accumulation units outstanding at end of period (000’s omitted)	—	162	140	141	130	176	154	135	124	46
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.661	$13.882	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107	$10.000
Accumulation unit value at end of period	$15.725	$13.661	$13.882	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107
Number of accumulation units outstanding at end of period (000’s omitted)	227	259	297	367	440	564	890	196	145	73

	Qualified Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$18.652	$19.355	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724	$10.000
Accumulation unit value at end of period	$21.666	$18.652	$19.355	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724
Number of accumulation units outstanding at end of period (000’s omitted)	226	261	301	358	410	538	—	—	—	—
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$13.593	$13.655	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015	$10.000
Accumulation unit value at end of period	$15.588	$13.593	$13.655	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015
Number of accumulation units outstanding at end of period (000’s omitted)	79	62	40	38	35	40	50	51	53	17
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$14.901	$14.997	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821	$10.000
Accumulation unit value at end of period	$16.643	$14.901	$14.997	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821
Number of accumulation units outstanding at end of period (000’s omitted)	369	396	460	495	583	454	393	320	622	51
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.127	$4.940	$4.012
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.127	$4.940
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19,432	22,665
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.622	$1.476	$1.127
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.622	$1.476
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	5,082	5,390

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified (1.00%)

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$57.163	$57.935	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250	$34.560
Accumulation unit value at end of period	$62.179	$57.163	$57.935	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	—	—	—	6	6	6

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$33.249	$36.610	$30.973	$20.620	$50.013	$38.398	$35.210	$32.380	$28.931	$19.771
Accumulation unit value at end of period	$38.254	$33.249	$36.610	$30.973	$20.62	$50.013	$38.398	$35.210	$32.380	$28.931
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	1	3	5	10
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$54.134	$56.472	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441	$23.018
Accumulation unit value at end of period	$60.296	$54.134	$56.472	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441
Number of accumulation units outstanding at end of period (000’s omitted)	9	9	9	3	3	4	3	2	1	1
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.579	$7.423	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525	$5.095
Accumulation unit value at end of period	$8.610	$7.579	$7.423	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	2	2	4	8	2
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$10.709	$10.707	$9.534	$8.034	$11.081	$11.799	$10.043	$9.657	$8.531	$6.682
Accumulation unit value at end of period	$12.148	$10.709	$10.707	$9.534	$8.034	$11.081	$11.799	$10.043	$9.657	$8.531
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	3	3	4	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$17.028	$20.332	$18.297	$12.188	$27.238	$21.255	$16.200	$12.789	$10.339	$7.309
Accumulation unit value at end of period	N/A	$17.028	$20.332	$18.297	$12.188	$27.238	$21.255	$16.200	$12.789	$10.339
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	2	3	3	3	9	3
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$16.254	$16.384	$13.035	$9.729	$16.499	$16.437	$15.418	$14.294	$12.639	$10.000
Accumulation unit value at end of period	$19.205	$16.254	$16.384	$13.035	$9.729	$16.499	$16.437	$15.418	$14.294	$12.639
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$28.930	$28.958	$25.473	$19.235	$29.627	$27.763	$25.677	$25.029	$23.801	$19.078
Accumulation unit value at end of period	$32.073	$28.930	$28.958	$25.473	$19.235	$29.627	$27.763	$25.677	$25.029	$23.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0	0	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	N/A	$15.931	$15.966	$13.646	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$17.501	$15.931	$15.966	$13.646
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	0	0	1

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$9.226	$8.817	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192	$7.876
Accumulation unit value at end of period	$9.845	$9.226	$8.817	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	12	1	3	3
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$22.849	$24.158	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155	$14.451
Accumulation unit value at end of period	$26.254	$22.849	$24.158	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155
Number of accumulation units outstanding at end of period (000’s omitted)	48	53	57	49	47	73	74	84	4	5
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.447	$11.578	$10.223	$7.697	$12.602	$12.558	$11.162	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.126	$11.447	$11.578	$10.223	$7.697	$12.602	$12.558	$11.162	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	2	2	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$11.577	$14.032	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963	$8.667
Accumulation unit value at end of period	$13.829	$11.577	$14.032	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	5	3	9	6	4	2	5
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$8.659	$8.871	$7.459	$6.103	$9.162	$8.172	$7.487	$7.250	$6.857	$5.872
Accumulation unit value at end of period	$9.685	$8.659	$8.871	$7.459	$6.103	$8.483	$8.172	$7.487	$7.250	$6.857
Number of accumulation units outstanding at end of period (000’s omitted)	—	488	599	611	630	841	842	950	1,182	1,348
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.541	$1.462	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459	$1.402
Accumulation unit value at end of period	$1.577	$1.541	$1.462	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	5	1	1	17	6	6	95	138
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.079	$2.388	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757	$1.367
Accumulation unit value at end of period	$2.415	$2.079	$2.388	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757
Number of accumulation units outstanding at end of period (000’s omitted)	36	51	67	86	115	162	163	164	229	238

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$2.667	$2.868	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616	$1.149
Accumulation unit value at end of period	$3.004	$2.667	$2.868	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616
Number of accumulation units outstanding at end of period (000’s omitted)	99	107	124	118	119	174	233	334	462	257
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$3.252	$3.056	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307	$2.279
Accumulation unit value at end of period	$3.314	$3.252	$3.056	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307
Number of accumulation units outstanding at end of period (000’s omitted)	45	46	46	24	25	103	90	222	352	445
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$10.928	$10.629	$9.016	$6.505	$8.830	$8.642	$7.901	$7.681	$6.901	$5.593
Accumulation unit value at end of period	$12.433	$10.928	$10.629	$9.016	$6.505	$8.830	$8.642	$7.901	$7.681	$6.901
Number of accumulation units outstanding at end of period (000’s omitted)	142	154	176	192	200	272	261	324	445	514
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.419	$2.444	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025	$1.542
Accumulation unit value at end of period	$2.629	$2.419	$2.444	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025
Number of accumulation units outstanding at end of period (000’s omitted)	69	86	56	76	75	85	97	108	91	44
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$3.030	$3.060	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795	$2.802
Accumulation unit value at end of period	$3.000	$3.030	$3.060	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795
Number of accumulation units outstanding at end of period (000’s omitted)	327	385	571	610	650	803	809	884	1,143	1,401
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.048	$2.153	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890	$1.436
Accumulation unit value at end of period	$2.319	$2.048	$2.153	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890
Number of accumulation units outstanding at end of period (000’s omitted)	12	13	13	42	42	104	104	143	247	273
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	$1.068	$1.001	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.861	$0.593
Accumulation unit value at end of period	N/A	$1.068	$1.001	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.861
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	60	61	42	42	42	42	42	80

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$30.890	$32.019	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999	$20.546
Accumulation unit value at end of period	$34.401	$30.890	$32.019	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	5	5	7	5	5	5	7	6
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$42.865	$44.415	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355	$23.079
Accumulation unit value at end of period	$49.407	$42.865	$44.415	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355
Number of accumulation units outstanding at end of period (000’s omitted)	10	12	13	17	17	20	21	19	16	11
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$38.173	$38.183	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046	$25.609
Accumulation unit value at end of period	$44.336	$38.173	$38.183	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	5	5	5	6	5	7	7
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$53.724	$54.150	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493	$35.347
Accumulation unit value at end of period	$61.004	$53.724	$54.150	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	1	2	3	3	3	5	7
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$164.989	$163.306	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882	$106.090
Accumulation unit value at end of period	$189.349	$164.989	$163.306	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	4	3	4	4	4	5	7
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$16.131	$15.370	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204	$10.000
Accumulation unit value at end of period	$17.882	$16.131	$15.370	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	2	4	9	6	5	1
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$20.077	$21.069	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249	$10.000
Accumulation unit value at end of period	$23.532	$20.077	$21.069	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	2	2	3	4	7	4	2

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$16.358	$16.106	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922	$10.000
Accumulation unit value at end of period	$18.261	$16.358	$16.106	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	2	2	2	2	0	2	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$13.418	$12.824	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020	$10.000
Accumulation unit value at end of period	$13.536	$13.418	$12.824	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	—	—	—	0	2	0	1
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	1	11	—	0	2	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$20.754	$21.601	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428	$10.000
Accumulation unit value at end of period	$23.293	$20.754	$21.601	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428
Number of accumulation units outstanding at end of period (000’s omitted)	7	15	18	15	16	16	14	14	7	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.772	$15.076	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022	$10.000
Accumulation unit value at end of period	$16.708	$14.772	$15.076	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	5	5	5	5	5	7	1	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$28.383	$34.068	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517	$10.000
Accumulation unit value at end of period	$31.800	$28.383	$34.068	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517
Number of accumulation units outstanding at end of period (000’s omitted)	4	5	8	6	5	9	9	1	6	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period†††	$21.682	$26.722	$22.373	$13.136	$27.162	$19.765	$14.659	$10.000	N/A	N/A
Accumulation unit value at end of period	$25.616	$21.682	$26.722	$22.373	$13.136	$27.162	$19.765	$14.659	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	3	6	8	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.641	$9.661	$6.628
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.641	$9.661
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7	6

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$31.521	$26.152	$18.489	$16.576	$12.826
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$31.521	$26.152	$18.489	$16.576
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	4	12	1	12
ING VP Global Resources Trust Subaccount
Accumulation unit value at beginning of period*	$12.306	$13.681	$11.359	$8.343	$14.283	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.837	$12.306	$13.681	$11.359	$8.343	$14.283	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	5	4	4	7	9	14	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$7.181	$6.792	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254	$10.000
Accumulation unit value at end of period	N/A	$7.181	$6.792	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	6	6	4	—	0	1	1	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$14.977	$14.552	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873	$10.000
Accumulation unit value at end of period	$17.927	$14.977	$14.552	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	4	4	4	4	7	7	6
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$20.360	$21.995	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115	$10.000
Accumulation unit value at end of period	$25.826	$20.360	$21.995	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	2	2	7	7	7	11	6
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$22.782	$19.759	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732	$10.000
Accumulation unit value at end of period	$23.369	$22.782	$19.759	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	3	2	4	3	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$12.174	$12.089	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	$10.261	N/A
Accumulation unit value at end of period	$13.931	$12.174	$12.089	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$12.874	$13.250	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	$10.071	N/A
Accumulation unit value at end of period	$14.995	$12.874	$13.250	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$14.456	$15.557	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	$10.419	N/A
Accumulation unit value at end of period	$16.618	$14.456	$15.557	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	—	—	—	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$14.370	$14.738	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	$10.113	N/A
Accumulation unit value at end of period	$16.522	$14.370	$14.738	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	4	6	6	4	—	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$14.533	$14.367	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	$10.294	N/A
Accumulation unit value at end of period	$17.320	$14.533	$14.367	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	6	6	1	1	0	—	—	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.118	$18.383	$17.327	N/A	$22.339	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.319	$16.118	$18.383	$17.327	$12.971	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$18.866	$20.009	$15.897	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$22.363	$18.866	$20.009	$15.897	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	0	—	4	3

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$12.418	$18.779	$18.513	$16.003	$14.799	$12.347	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.418	$18.779	$18.513	$16.003	$14.799	$12.347
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	3	7	8	8	5	3
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187	$10.538
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	1	2	2	2	3	3
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$44.846	$44.563	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019	$25.699
Accumulation unit value at end of period	$50.448	$44.846	$44.563	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019
Number of accumulation units outstanding at end of period (000’s omitted)	7	8	8	8	13	16	16	17	21	32
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$41.086	$42.093	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401	$17.494
Accumulation unit value at end of period	$47.711	$41.086	$42.093	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401
Number of accumulation units outstanding at end of period (000’s omitted)	10	12	13	10	16	17	13	7	11	12
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$25.654	$27.360	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305	$17.102
Accumulation unit value at end of period	$30.120	$25.654	$27.360	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	5	4	6	12	23
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$21.237	$22.108	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647	$12.347	$10.000
Accumulation unit value at end of period	$23.296	$21.237	$22.108	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647	$12.347
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	3	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.476	$18.088	$19.459	$16.126	$15.747	$13.469	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.476	$18.088	$19.459	$16.126	$15.747	$13.469
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	1	1	1	2	2	1
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$28.858	$33.789	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.554	$23.259
Accumulation unit value at end of period	$34.309	$28.858	$33.789	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.554
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	3	2	3	4	5	12	14

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.179	$13.496	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348	$10.000
Accumulation unit value at end of period	$14.849	$13.179	$13.496	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	1	1	2	2	3	2	—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$19.461	$21.487	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185	$10.000
Accumulation unit value at end of period	$23.304	$19.461	$21.487	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	3	5	5	5	1
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$3.719	$3.855	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098	$10.000
Accumulation unit value at end of period	$4.153	$3.719	$3.855	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	1	1
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$14.017	$14.201	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131	$10.000
Accumulation unit value at end of period	$16.183	$14.017	$14.201	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	1	2	2	0	—	—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$19.138	$19.801	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751	$10.000
Accumulation unit value at end of period	$22.296	$19.138	$19.801	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	3	1	—	—	1	0	0	—
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$13.947	$13.970	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039	$10.000
Accumulation unit value at end of period	$16.041	$13.947	$13.970	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$15.289	$15.342	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843	$10.000
Accumulation unit value at end of period	$17.128	$15.289	$15.342	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	8	0	—	—

	Flexible Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.438	$5.224	$4.231
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.438	$5.224
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	374	433
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.664	$1.510	$1.149
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.664	$1.510
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	11	11

No Additional Contract Options Elected (Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account) Non-Tax Qualified (1.30%)
	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$55.054	$55.963	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614	$34.186
Accumulation unit value at end of period	$59.707	$55.054	$55.963	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	5	10	1	21	25	37	49
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$32.182	$35.540	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676	$19.654
Accumulation unit value at end of period	$36.917	$32.182	$35.540	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	2	2	0	24	39	122	51
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$52.136	$54.549	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994	$22.769
Accumulation unit value at end of period	$57.899	$52.136	$54.549	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	6	2	2	1	8	11	13	18
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.299	$7.171	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435	$5.040
Accumulation unit value at end of period	$8.268	$7.299	$7.171	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	2	1	1	1	164	197	218	222
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$10.314	$10.342	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414	$6.609
Accumulation unit value at end of period	$11.665	$10.314	$10.342	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414
Number of accumulation units outstanding at end of period (000’s omitted)	4	3	2	3	3	10	141	169	209	187

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$16.491	$19.738	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248	$7.266
Accumulation unit value at end of period	N/A	$16.491	$19.738	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	8	3	3	5	8	4	5	4
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.842	$16.015	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614	$10.000
Accumulation unit value at end of period	$18.662	$15.842	$16.015	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	9	3	3	4	10	17	14	4
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$27.863	$27.972	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474	$18.872
Accumulation unit value at end of period	$30.798	$27.863	$27.972	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	6	4	4	0	5	6	6	7
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	$17.312	$15.806	$15.888	$13.619	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$17.312	$15.806	$15.888	$13.619
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	3	3	5	4
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.886	$8.517	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080	$7.790
Accumulation unit value at end of period	$9.454	$8.886	$8.517	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080
Number of accumulation units outstanding at end of period (000’s omitted)	17	9	16	10	10	1	43	56	46	66
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$22.006	$23.335	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905	$14.295
Accumulation unit value at end of period	$25.210	$22.006	$23.335	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905
Number of accumulation units outstanding at end of period (000’s omitted)	8	6	5	5	5	37	427	494	10	11
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.223	$11.385	$10.082	$7.613	$12.502	$12.496	$11.140	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.831	$11.223	$11.385	$10.082	$7.613	$12.502	$12.496	$11.140	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	4	5	9	6	6	5	50	65	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$11.150	$13.555	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812	$8.573
Accumulation unit value at end of period	$13.279	$11.150	$13.555	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812
Number of accumulation units outstanding at end of period (000’s omitted)	5	6	7	6	6	0	44	33	37	34

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$8.017	$7.902	$6.913	$5.673	$8.489	$7.642	$7.022	$6.820	$6.470	$5.557
Accumulation unit value at end of period	N/A	$8.017	$7.902	$6.913	$5.673	$7.909	$7.642	$7.022	$6.820	$6.470
Number of accumulation units outstanding at end of period (000’s omitted)	—	1,006	2,640	1,705	100	2,317	2,644	3,208	3,983	4,490
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.471	$1.400	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426	$1.374
Accumulation unit value at end of period	$1.504	$1.471	$1.400	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426
Number of accumulation units outstanding at end of period (000’s omitted)	—	15	12	11	13	2	505	699	1,117	1,426
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.959	$2.257	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695	$1.323
Accumulation unit value at end of period	$2.270	$1.959	$2.257	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695
Number of accumulation units outstanding at end of period (000’s omitted)	99	93	100	100	113	65	1,440	1,692	1,864	2,073
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$2.546	$2.746	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579	$1.126
Accumulation unit value at end of period	$2.859	$2.546	$2.746	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579
Number of accumulation units outstanding at end of period (000’s omitted)	10	7	5	2	6	11	844	1,008	1,327	1,413
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$3.045	$2.870	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212	$2.192
Accumulation unit value at end of period	$3.094	$3.045	$2.870	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212
Number of accumulation units outstanding at end of period (000’s omitted)	112	117	120	100	120	56	1,666	2,320	3,323	4,449
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$10.463	$9.843	$8.450	$6.114	$8.359	$8.171	$7.493	$7.306	$6.584	$5.352
Accumulation unit value at end of period	$11.350	$10.463	$9.843	$8.450	$6.114	$8.143	$8.171	$7.493	$7.306	$6.584
Number of accumulation units outstanding at end of period (000’s omitted)	500	608	815	900	40	930	1,437	1,702	2,167	2,681
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.309	$2.340	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979	$1.512
Accumulation unit value at end of period	$2.502	$2.309	$2.340	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979
Number of accumulation units outstanding at end of period (000’s omitted)	17	20	33	20	20	77	946	1,143	1,570	1,817
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.774	$2.810	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620	$2.635
Accumulation unit value at end of period	$2.739	$2.774	$2.810	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620
Number of accumulation units outstanding at end of period (000’s omitted)	9	10	24	16	24	57	1,525	1,675	1,564	2,885
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.944	$2.049	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836	$1.399
Accumulation unit value at end of period	$2.194	$1.944	$2.049	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836
Number of accumulation units outstanding at end of period (000’s omitted)	18	20	24	20	20	33	833	992	1,424	1,767
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	$1.036	$0.971	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853	$0.589
Accumulation unit value at end of period	N/A	$1.036	$0.971	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	20	10	10	7	73	113	252	672

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$29.487	$30.655	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459	$20.143
Accumulation unit value at end of period	$32.741	$29.487	$30.655	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	5	4	4	3	21	35	42	38
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$40.918	$42.523	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695	$22.627
Accumulation unit value at end of period	$47.023	$40.918	$42.523	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695
Number of accumulation units outstanding at end of period (000’s omitted)	7	8	6	3	4	6	188	208	220	227
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.439	$36.556	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302	$25.107
Accumulation unit value at end of period	$42.196	$36.439	$36.556	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302
Number of accumulation units outstanding at end of period (000’s omitted)	5	6	9	5	6	1	145	157	176	189
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$51.278	$51.838	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443	$34.651
Accumulation unit value at end of period	$58.054	$51.278	$51.838	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	6	5	9	1	35	51	70	84
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$157.494	$156.349	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848	$104.012
Accumulation unit value at end of period	$180.212	$157.494	$156.349	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	7	4	5	2	81	84	84	84
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$15.722	$15.024	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179	$10.000
Accumulation unit value at end of period	$17..376	$15.722	$15.024	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	2	55	51	49	11
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$19.567	$20.595	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223	$10.000
Accumulation unit value at end of period	$22.867	$19.567	$20.595	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223
Number of accumulation units outstanding at end of period (000’s omitted)	6	8	16	7	7	11	26	26	12	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$15.942	$15.744	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901	$10.000
Accumulation unit value at end of period	$17.744	$15.942	$15.744	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901
Number of accumulation units outstanding at end of period (000’s omitted)	17	19	21	20	20	52	58	62	46	28
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$13.078	$12.535	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000	$10.000
Accumulation unit value at end of period	$13.153	$13.078	$12.535	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	4	6	9	11	13	9	14
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	6	6	3	13	26	15	15
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$20.227	$21.115	$19.105	$15.694	$22.221	$20.127	$16.568	$14.472	$12.404	$10.000
Accumulation unit value at end of period	$22.634	$20.227	$21.115	$19.105	$15.694	$22.221	$20.127	$16.568	$14.472	$12.404
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	0	76	74	36	10
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.397	$14.737	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998	$10.000
Accumulation unit value at end of period	$16.236	$14.397	$14.737	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	4	3	3	21	29	22	11	19
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.662	$33.302	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488	$10.000
Accumulation unit value at end of period	$30.900	$27.662	$33.302	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	2	2	0	40	36	15	5
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period†††	$21.294	$26.322	$22.104	$13.017	$26.995	$19.702	$14.655	$10.000	N/A	N/A
Accumulation unit value at end of period	$25.083	$21.294	$26.322	$22.104	$13.017	$26.995	$19.702	$14.655	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	6	3	3	6	54	71	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.324	$9.425	$6.486
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.324	$9.425
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	69	93

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$30.450	$25.339	$17.967	$16.156	$12.538
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$30.450	$25.339	$17.967	$16.156
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	37	54	23	18
ING VP Global Resources Trust Subaccount
Accumulation unit value at beginning of period*	$12.126	$13.521	$11.260	$8.294	$14.242	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.629	$12.126	$13.521	$11.260	$8.294	$14.242	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	5	3	3	1	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$7.012	$6.639	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230	$10.000
Accumulation unit value at end of period	N/A	$7.012	$6.639	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	23	15	13	24	17	15	20	12
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$14.597	$14.224	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850	$10.000
Accumulation unit value at end of period	$17.420	$14.597	$14.224	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	9	9	10	9	10	15	13
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$19.843	$21.500	$18.533	$14.274	$26.123	$28.017	$19.902	$17.676	$13.089	$10.000
Accumulation unit value at end of period	$25.096	$19.843	$21.500	$18.533	$14.274	$26.123	$28.017	$19.902	$17.676	$13.089
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	4	24	31	41	21	22	9
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$22.204	$19.315	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709	$10.000
Accumulation unit value at end of period	$22.709	$22.204	$19.315	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	5	5	5	73	22	25	12	6
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.887	$11.839	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	$10.250	N/A
Accumulation unit value at end of period	$13.562	$11.887	$11.839	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	1	1	1	1	N/A

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$12.571	$12.976	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790	$10.060	N/A
Accumulation unit value at end of period	$14.599	$12.571	$12.976	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	1	1	1	2	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$14.115	$15.236	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	$10.407	N/A
Accumulation unit value at end of period	$16.178	$14.115	$15.236	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	1	1	1	2	2	1	—	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$14.032	$14.434	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	$10.102	N/A
Accumulation unit value at end of period	$16.085	$14.032	$14.434	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	1	1	3	16	45	—	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$14.190	$14.070	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	$10.283	N/A
Accumulation unit value at end of period	$16.862	$14.190	$14.070	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	1	1	1	2	4	2	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$15.708	$17.970	$16.987	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.772	$15.708	$17.970	$16.987	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$18.170	$19.328	$15.401	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$21.474	$18.170	$19.328	$15.401	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	2	3	23	20	19	9

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$12.211	$18.520	$18.313	$15.877	$14.726	$12.323	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.211	$18.520	$18.313	$15.877	$14.726	$12.323
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	1	13	57	88	65	23
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992	$10.423
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	2	0	19	30	36	28
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$42.729	$42.585	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313	$25.148
Accumulation unit value at end of period	$47.924	$42.729	$42.585	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	8	2	2	18	215	263	317	383
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$39.144	$40.224	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831	$17.119
Accumulation unit value at end of period	$45.322	$39.144	$40.224	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	2	2	2	90	106	130	154
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$24.442	$26.145	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762	$16.735
Accumulation unit value at end of period	$28.612	$24.442	$26.145	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	5	2	2	8	120	187	243	306
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$20.698	$21.611	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390	$10.000
Accumulation unit value at end of period	$22.637	$20.698	$21.611	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	1	1	2	39	34	25	2
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.285	$17.839	$19.248	$15.999	$15.669	$13.443	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.285	$17.839	$19.248	$15.999	$15.669	$13.443
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	3	1	2	2	19	19
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$27.494	$32.288	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859	$22.760
Accumulation unit value at end of period	$32.591	$27.494	$32.288	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859
Number of accumulation units outstanding at end of period (000’s omitted)	3	5	6	2	2	6	134	169	245	349

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.844	$13.192	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323	$10.000
Accumulation unit value at end of period	$14.429	$12.844	$13.192	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	1	1	11	14	23	35	12
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$18.967	$21.004	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157	$10.000
Accumulation unit value at end of period	$22.645	$18.967	$21.004	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	3	2	2	87	139	161	149	84
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$3.624	$3.768	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076	$10.000
Accumulation unit value at end of period	$4.038	$3.624	$3.768	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076
Number of accumulation units outstanding at end of period (000’s omitted)	—	4	3	3	3	4	9	9	16	5
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.661	$13.882	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107	$10.000
Accumulation unit value at end of period	$15.725	$13.661	$13.882	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	1	1	19	24	25	27	7
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$18.652	$19.355	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724	$10.000
Accumulation unit value at end of period	$21.666	$18.652	$19.355	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724
Number of accumulation units outstanding at end of period (000’s omitted)	5	6	5	3	3	9	19	17	19	10
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$13.593	$13.655	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015	$10.000
Accumulation unit value at end of period	$15.588	$13.593	$13.655	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	1	1	1	1	8	10	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$14.901	$14.997	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821	$10.000
Accumulation unit value at end of period	$16.643	$14.901	$14.997	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	27	47	45	26	19

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.120	$4.933	$4.007
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.120	$4.933
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	2,234	2,575
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.622	$1.476	$1.127
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.622	$1.476
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	600	775

Additional Contract Options Elected (0.75%) (Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account) Tax Qualified (2.05%)
	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$51.041	$52.267	$47.040	$32.529	$61.655	$52.462	$50.913	$46.373	$44.861	$33.870
Accumulation unit value at end of period	$54.947	$51.041	$52.267	$47.040	$32.529	$61.655	$52.462	$50.913	$46.373	$44.861
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$29.835	$33.193	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202	$19.473
Accumulation unit value at end of period	$33.973	$29.835	$33.193	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$48.336	$50.946	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466	$22.558
Accumulation unit value at end of period	$52.283	$48.336	$50.946	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.767	$6.697	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329	$4.993
Accumulation unit value at end of period	$7.609	$6.767	$6.697	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.562	$9.660	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275	$6.548
Accumulation unit value at end of period	$10.735	$9.562	$9.660	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.311	$18.435	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079	$7.199
Accumulation unit value at end of period	N/A	$15.311	$18.435	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.860	$15.134	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552	$10.000
Accumulation unit value at end of period	$17.377	$14.860	$15.134	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$25.832	$26.125	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086	$18.697
Accumulation unit value at end of period	$28.343	$25.832	$26.125	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	$16.850	$15.498	$15.693	$13.552	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$16.850	$15.498	$15.693	$13.552
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.239	$7.955	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946	$7.719
Accumulation unit value at end of period	$8.700	$8.239	$7.955	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.402	$21.794	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609	$14.162
Accumulation unit value at end of period	$23.201	$20.402	$21.794	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.684	$10.918	$9.740	$7.409	$12.257	$12.343	$11.084	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.124	$10.684	$10.918	$9.740	$7.409	$12.257	$12.343	$11.084	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$10.337	$12.660	$12.712	$9.716	$19.148	$17.055	$13.822	$12.141	$10.633	$8.494
Accumulation unit value at end of period	$12.220	$10.337	$12.660	$12.712	$9.716	$19.148	$17.055	$13.822	$12.141	$10.633
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.350	$7.609	$6.981	$5.772	$8.105	$7.890	$7.304	$7.146	$6.829	$5.909
Accumulation unit value at end of period	N/A	$7.350	$7.609	$6.981	$5.772	$8.105	$7.890	$7.304	$7.146	$6.829
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.363	$1.308	$1.253	$1.187	$1.501	$1.471	$1.440	$1.437	$1.403	$1.362
Accumulation unit value at end of period	$1.391	$1.363	$1.308	$1.253	$1.187	$1.501	$1.471	$1.440	$1.437	$1.403
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.816	$2.108	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667	$1.311
Accumulation unit value at end of period	$2.089	$1.816	$2.108	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$2.360	$2.565	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553	$1.116
Accumulation unit value at end of period	$2.631	$2.360	$2.565	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.823	$2.681	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176	$2.171
Accumulation unit value at end of period	$2.847	$2.823	$2.681	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$9.277	$9.117	$8.161	$5.949	$7.982	$8.069	$7.454	$7.322	$6.647	$5.443
Accumulation unit value at end of period	$10.446	$9.277	$9.117	$8.161	$5.949	$7.982	$8.069	$7.454	$7.322	$6.647
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.140	$2.186	$2.014	$1.639	$2.630	$2.372	$2.098	$2.099	$1.946	$1.498
Accumulation unit value at end of period	$2.303	$2.140	$2.186	$2.014	$1.639	$2.630	$2.372	$2.098	$2.099	$1.946
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.572	$2.624	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577	$2.611
Accumulation unit value at end of period	$2.520	$2.572	$2.624	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.802	$1.914	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806	$1.386
Accumulation unit value at end of period	$2.019	$1.802	$1.914	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	$0.965	$0.907	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839	$0.584
Accumulation unit value at end of period	N/A	$0.965	$0.907	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$27.338	$28.631	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072	$19.957
Accumulation unit value at end of period	$30.132	$27.338	$28.631	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.936	$39.715	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221	$22.418
Accumulation unit value at end of period	$43.274	$37.936	$39.715	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	1	1	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$33.782	$34.142	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769	$24.875
Accumulation unit value at end of period	$38.832	$33.782	$34.142	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.540	$48.415	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692	$34.330
Accumulation unit value at end of period	$53.426	$47.540	$48.415	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$146.014	$146.024	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669	$103.050
Accumulation unit value at end of period	$165.845	$146.014	$146.024	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$14.748	$14.198	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120	$10.000
Accumulation unit value at end of period	$16.179	$14.748	$14.198	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$18.355	$19.462	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158	$10.000
Accumulation unit value at end of period	$21.292	$18.355	$19.462	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.955	$14.878	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847	$10.000
Accumulation unit value at end of period	$16.523	$14.955	$14.878	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$12.268	$11.845	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951	$10.000
Accumulation unit value at end of period	$12.247	$12.268	$11.845	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	0	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$18.975	$19.953	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343	$10.000
Accumulation unit value at end of period	$21.076	$18.975	$19.953	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	1	1	1	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.505	$13.926	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939	$10.000
Accumulation unit value at end of period	$15.118	$13.505	$13.926	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$25.949	$31.470	$27.312	$16.149	$34.847	$27.616	$22.000	$17.618	$14.417	$10.000
Accumulation unit value at end of period	$28.773	$25.949	$31.470	$27.312	$16.149	$34.847	$27.616	$22.000	$17.618	$14.417
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period†††	$20.360	$25.353	$21.448	$12.724	$26.584	$19.546	$14.647	$10.000	N/A	N/A
Accumulation unit value at end of period	$23.806	$20.360	$25.353	$21.448	$12.724	$26.584	$19.546	$14.647	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A	N/A

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$7.974	$6.686	$4.635
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$7.974	$6.686
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$29.293	$24.556	$17.540	$15.889	$12.422
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$29.293	$24.556	$17.540	$15.889
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—	—
ING VP Global Resources Trust Subaccount
Accumulation unit value at beginning of period*	$11.689	$13.131	$11.015	$8.175	$14.140	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.128	$11.689	$13.131	$11.015	$8.175	$14.140	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$6.610	$6.274	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169	$10.000
Accumulation unit value at end of period	N/A	$6.610	$6.274	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$13.692	$13.442	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792	$10.000
Accumulation unit value at end of period	$16.221	$13.692	$13.442	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.613	$20.317	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025	$10.000
Accumulation unit value at end of period	$23.367	$18.613	$20.317	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$20.829	$18.253	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652	$10.000
Accumulation unit value at end of period	$21.145	$20.829	$18.253	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.203	$11.240	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	$10.221	N/A
Accumulation unit value at end of period	$12.687	$11.203	$11.240	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.847	$12.319	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	$10.032	N/A
Accumulation unit value at end of period	$13.657	$11.847	$12.319	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$13.303	$14.465	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	$10.378	N/A
Accumulation unit value at end of period	$15.135	$13.303	$14.465	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.224	$13.703	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	$10.074	N/A
Accumulation unit value at end of period	$15.048	$13.224	$13.703	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$13.374	$13.359	$11.042	$8.811	$13.937	$14.095	$12.323	$11.457	$10.254	N/A
Accumulation unit value at end of period	$15.775	$13.374	$13.359	$11.042	$8.811	$13.937	$14.095	$12.323	$11.457	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$14.735	$16.981	$16.171	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.480	$14.735	$16.981	$16.171	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$16.845	$18.051	$14.490	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.762	$16.845	$18.051	$14.490	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	N/A	N/A	N/A	N/A	N/A	N/A

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	0	—	—	—
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.711	$17.893	$17.825	$15.568	$14.546	$12.262	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.711	$17.893	$17.825	$15.568	$14.546	$12.262
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761	$10.327
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	1	1	1	1	1	1
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$39.615	$39.773	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846	$24.916
Accumulation unit value at end of period	$44.104	$39.615	$39.773	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	1	1
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$36.291	$37.567	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454	$16.960
Accumulation unit value at end of period	$41.709	$36.291	$37.567	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.660	$24.418	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403	$16.580
Accumulation unit value at end of period	$26.331	$22.660	$24.418	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	1	1
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$19.416	$20.422	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324	$10.000
Accumulation unit value at end of period	$21.078	$19.416	$20.422	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$10.822	$17.235	$18.735	$15.687	$15.477	$13.377	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$10.822	$17.235	$18.735	$15.687	$15.477	$13.377
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$25.490	$30.156	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398	$22.550
Accumulation unit value at end of period	$29.992	$25.490	$30.156	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.048	$12.466	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263	$10.000
Accumulation unit value at end of period	$13.436	$12.048	$12.466	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$17.792	$19.848	$17.506	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087	$10.000
Accumulation unit value at end of period	$21.086	$17.792	$19.848	$—	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$3.400	$3.560	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021	$10.000
Accumulation unit value at end of period	$3.765	$3.400	$3.560	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.814	$13.118	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048	$10.000
Accumulation unit value at end of period	$14.642	$12.814	$13.118	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$17.497	$18.291	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657	$10.000
Accumulation unit value at end of period	$20.174	$17.497	$18.291	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$12.751	$12.904	$10.356	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956	$10.000
Accumulation unit value at end of period	$14.514	$12.751	$12.904	$10.356	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$13.978	$14.172	$12.601	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768	$10.000
Accumulation unit value at end of period	$15.498	$13.978	$14.172	$12.601	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.005	$4.858	$3.975
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.005	$4.858
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.583	$1.451	$1.116
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.583	$1.451
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—	—

Additional Contract Options Elected (0.75%) (Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account) Non Tax Qualified (2.05%)
	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$51.041	$52.267	$47.040	$32.529	$61.655	$52.462	$50.913	$46.373	$44.861	$33.870
Accumulation unit value at end of period	$54.947	$51.041	$52.267	$47.040	$32.529	$61.655	$52.462	$50.913	$46.373	$44.861
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$29.835	$33.193	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202	$19.473
Accumulation unit value at end of period	$33.973	$29.835	$33.193	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$48.336	$50.946	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466	$22.558
Accumulation unit value at end of period	$52.283	$48.336	$50.946	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.767	$6.697	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329	$4.993
Accumulation unit value at end of period	$7.609	$6.767	$6.697	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.562	$9.660	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275	$6.548
Accumulation unit value at end of period	$10.735	$9.562	$9.660	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.311	$18.435	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079	$7.199
Accumulation unit value at end of period	N/A	$15.311	$18.435	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.860	$15.134	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552	$10.000
Accumulation unit value at end of period	$17.377	$14.860	$15.134	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$25.832	$26.125	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086	$18.697
Accumulation unit value at end of period	$28.343	$25.832	$26.125	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	$16.850	$15.498	$15.693	$13.552	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$16.850	$15.498	$15.693	$13.552
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	0	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.239	$7.955	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946	$7.719
Accumulation unit value at end of period	$8.700	$8.239	$7.955	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.402	$21.794	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609	$14.162
Accumulation unit value at end of period	$23.201	$20.402	$21.794	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.684	$10.918	$9.740	$7.409	$12.257	$12.343	$11.084	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.124	$10.684	$10.918	$9.740	$7.409	$12.257	$12.343	$11.084	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A	N/A

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$10.337	$12.660	$12.712	$9.716	$19.148	$17.055	$13.822	$12.141	$10.633	$8.494
Accumulation unit value at end of period	$12.220	$10.337	$12.660	$12.712	$9.716	$19.148	$17.055	$13.822	$12.141	$10.633
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.350	$7.089	$6.504	$5.772	$8.105	$7.352	$6.805	$6.658	$6.363	$5.506
Accumulation unit value at end of period	N/A	$7.350	$7.089	$6.504	$5.772	$7.552	$7.352	$6.805	$6.658	$6.363
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.363	$1.308	$1.253	$1.187	$1.501	$1.471	$1.440	$1.437	$1.403	$1.362
Accumulation unit value at end of period	$1.391	$1.363	$1.308	$1.253	$1.187	$1.501	$1.471	$1.440	$1.437	$1.403
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.816	$2.108	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667	$1.311
Accumulation unit value at end of period	$2.089	$1.816	$2.108	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$2.360	$2.565	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553	$1.116
Accumulation unit value at end of period	$2.631	$2.360	$2.565	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.823	$2.681	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176	$2.171
Accumulation unit value at end of period	$2.847	$2.823	$2.681	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$9.277	$8.881	$7.950	$5.949	$7.982	$7.861	$7.261	$7.132	$6.475	$5.302
Accumulation unit value at end of period	$10.446	$9.277	$8.881	$7.950	$5.949	$7.776	$7.861	$7.261	$7.132	$6.475
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.140	$2.186	$2.014	$1.639	$2.630	$2.372	$2.098	$2.099	$1.946	$1.498
Accumulation unit value at end of period	$2.303	$2.140	$2.186	$2.014	$1.639	$2.630	$2.372	$2.098	$2.099	$1.946
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.572	$2.624	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577	$2.611
Accumulation unit value at end of period	$2.520	$2.572	$2.624	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.802	$1.914	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806	$1.386
Accumulation unit value at end of period	$2.019	$1.802	$1.914	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	$0.965	$0.907	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839	$0.584
Accumulation unit value at end of period	N/A	$0.965	$0.907	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$27.338	$28.631	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072	$19.957
Accumulation unit value at end of period	$30.132	$27.338	$28.631	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.936	$39.715	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221	$22.418
Accumulation unit value at end of period	$43.274	$37.936	$39.715	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$33.782	$34.142	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769	$24.875
Accumulation unit value at end of period	$38.832	$33.782	$34.142	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.540	$48.415	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692	$34.330
Accumulation unit value at end of period	$53.426	$47.540	$48.415	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$146.014	$146.024	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669	$103.050
Accumulation unit value at end of period	$165.845	$146.014	$146.024	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$14.748	$14.198	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120	$10.000
Accumulation unit value at end of period	$16.179	$14.748	$14.198	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$18.355	$19.462	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158	$10.000
Accumulation unit value at end of period	$21.292	$18.355	$19.462	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.955	$14.878	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847	$10.000
Accumulation unit value at end of period	$16.523	$14.955	$14.878	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$12.268	$11.845	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951	$10.000
Accumulation unit value at end of period	$12.247	$12.268	$11.845	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	—	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$18.975	$19.953	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343	$10.000
Accumulation unit value at end of period	$21.076	$18.975	$19.953	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.505	$13.926	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939	$10.000
Accumulation unit value at end of period	$15.118	$13.505	$13.926	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$25.949	$31.470	$27.312	$16.149	$34.847	$27.616	$22.000	$13.176	$14.417	$10.000
Accumulation unit value at end of period	$28.773	$25.949	$31.470	$27.312	$16.149	$34.847	$27.616	$22.000	$13.176	$14.417
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period†††	$20.360	$25.353	$21.448	$12.724	$26.584	$19.546	$14.647	$10.000	N/A	N/A
Accumulation unit value at end of period	$23.806	$20.360	$25.353	$21.448	$12.724	$26.584	$19.546	$14.647	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$7.974	$6.686	$4.635
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$7.974	$6.686
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$29.293	$24.556	$17.540	$15.889	$12.422
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	$29.293	$24.556	$17.540	$15.889
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—	—
ING VP Global Resources Trust Subaccount
Accumulation unit value at beginning of period*	$11.689	$13.131	$11.015	$8.175	$14.140	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.128	$11.689	$13.131	$11.015	$8.175	$14.140	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$6.610	$6.274	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169	$10.000
Accumulation unit value at end of period	N/A	$6.610	$6.274	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$13.692	$13.442	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792	$10.000
Accumulation unit value at end of period	$16.221	$13.692	$13.442	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.613	$20.317	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025	$10.000
Accumulation unit value at end of period	$23.367	$18.613	$20.317	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$20.829	$18.253	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652	$10.000
Accumulation unit value at end of period	$21.145	$20.829	$18.253	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.203	$11.240	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	$10.221	N/A
Accumulation unit value at end of period	$12.687	$11.203	$11.240	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.847	$12.319	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	$10.032	N/A
Accumulation unit value at end of period	$13.657	$11.847	$12.319	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$13.303	$14.465	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	$10.378	N/A
Accumulation unit value at end of period	$15.135	$13.303	$14.465	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.224	$13.703	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	$10.074	N/A
Accumulation unit value at end of period	$15.048	$13.224	$13.703	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$13.374	$16.981	$16.171	$8.811	$13.937	$14.095	$12.323	$11.457	$10.254	N/A
Accumulation unit value at end of period	$15.775	$13.374	$16.981	$16.171	$8.811	$13.937	$14.095	$12.323	$11.457	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$14.735	$18.051	$14.490	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.480	$14.735	$18.051	$14.490	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	—	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$16.845	$13.359	$11.042	$8.811	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.762	$16.845	$13.359	$11.042	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	—	—	—	—
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.711	$17.893	$17.825	$15.568	$14.546	$12.262	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.711	$17.893	$17.825	$15.568	$14.546	$12.262
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761	$10.327
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$39.615	$39.773	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846	$24.916
Accumulation unit value at end of period	$44.104	$39.615	$39.773	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$36.291	$37.567	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454	$16.960
Accumulation unit value at end of period	$41.709	$36.291	$37.567	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.660	$24.418	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403	$16.580
Accumulation unit value at end of period	$26.331	$22.660	$24.418	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$19.416	$20.422	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324	$10.000
Accumulation unit value at end of period	$21.078	$19.416	$20.422	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$10.822	$17.235	$18.735	$15.687	$15.477	$13.377	$10.000
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$10.822	$17.235	$18.735	$15.687	$15.477	$13.377
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—	—	—	—	—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$25.490	$30.156	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398	$22.550
Accumulation unit value at end of period	$29.992	$25.490	$30.156	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.048	$12.466	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263	$10.000
Accumulation unit value at end of period	$13.436	$12.048	$12.466	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$17.792	$19.848	$17.506	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087	$10.000
Accumulation unit value at end of period	$21.086	$17.792	$19.848	$17.506	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$3.400	$3.560	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021	$10.000
Accumulation unit value at end of period	$3.765	$3.400	$3.560	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.814	$13.118	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048	$10.000
Accumulation unit value at end of period	$14.642	$12.814	$13.118	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$17.497	$18.291	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657	$10.000
Accumulation unit value at end of period	$20.174	$17.497	$18.291	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$12.751	$12.904	$10.356	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956	$10.000
Accumulation unit value at end of period	$14.514	$12.751	$12.904	$10.356	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$13.978	$14.172	$12.601	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768	$10.000
Accumulation unit value at end of period	$15.498	$13.978	$14.172	$12.601	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$4.998	$4.851	$3.970
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$4.998	$4.851
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.583	$1.451	$1.116
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.583	$1.451
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—	—

The financial statements and reports of independent accountants for the ZALICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

ZALICO, THE SEPARATE ACCOUNT AND THE FUNDS

Zurich American Life Insurance Company

We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1400 American Lane, Schaumburg, Illinois 60196. For Insurance Services please write us at P.O. Box 758557, Topeka, KS 66675-8557. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Zurich American Corporation (formerly Kemper Corporation), a non-operating holding company. Zurich American Corporation is an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd. (fomerly known as Zurich Financial Services Ltd.), a Swiss holding company. Effective August 22, 2010, Kemper Investors Life Insurance Company (“KILICO”), the insurance company that issued your Contract, changed its name to Zurich American Life Insurance Company, or ZALICO. The change in the name of the insurance company from KILICO to ZALICO does not change or alter any of the terms or provisions of your Contract. ZALICO will continue to honor all its obligations under your Contract. ZALICO remains organized under the laws of the State of Illinois. ZALICO continues to be a wholly-owned subsidiary of Zurich American Corporation and an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd.

Effective September 3, 2003 (the “Closing Date”), ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the ZALICO Variable Annuity Separate Account (the “Separate Account”). These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).

On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance from JP Morgan Chase & Co. Effective April 1, 2007, Chase Insurance merged with and into Protective Life. Protective Life has reinsured 100% of the variable annuity business of Chase Insurance to Commonwealth Annuity and Life Insurance Company (formerly Allmerica Financial Life Insurance and Annuity Company), a subsidiary of The Goldman Sachs Group, Inc.

The issuer, benefits and provisions of the Contracts were not changed by any of the transactions and agreements described above.

The Separate Account

We established the ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account) on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The Separate Account is registered with the SEC as a unit investment trust, however, the SEC does not supervise the management, investment practices or policies of the Separate Account or ZALICO.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Fifty-six Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the

Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account’s financial statements appear in the Statement of Additional Information.

The Funds

The Separate Account invests in shares of the following registered, open-end management investment companies:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	The Alger Portfolios

•	American Century Variable Portfolios, Inc.

•	Dreyfus Investment Portfolios

•	The Dreyfus Socially Responsible Growth Fund, Inc.

•	DWS Variable Series I

•	DWS Variable Series II

•	Fidelity Variable Insurance Products Funds

•	Franklin Templeton Variable Insurance Products Trust

•	ING Investors Trust

•	JPMorgan Insurance Trust

•	Janus Aspen Series

•	Oppenheimer Variable Account Funds

SEC registration does not involve SEC supervision of the Funds’ management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The 56 Portfolios or Funds are summarized below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)

Invesco V.I. Diversified Dividend Fund—The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

Invesco V.I. Global Health Care Fund—The Fund’s investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care industry.

Invesco V.I. Global Real Estate Fund—The Funds investment objective is total return through growth of capital and current income.

Invesco V.I. Utilities Fund—The Fund’s investment objective is long-term growth of capital and secondarily, current income.

The Alger Portfolios (Class I-2 Shares)

Alger Large Cap Growth Portfolio seeks long-term capital appreciation.

Alger Mid Cap Growth Portfolio seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio seeks long-term appreciation.

American Century Variable Portfolios, Inc. (Class I Shares)

American Century VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

Dreyfus Investment Portfolios (Service Shares)

Dreyfus IP MidCap Stock Portfolio—The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400).

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

The fund seeks to provide capital growth, with current income as a secondary goal.

DWS Variable Series I (Class A Shares)

DWS Bond VIP seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

DWS Capital Growth VIP seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).

DWS Core Equity VIP (formerly DWS Growth & Income VIP) seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.

DWS International VIP seeks long-term growth of capital. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States).

DWS Variable Series II (Class A)

DWS Global Income Builder VIP The fund seeks to maximize income while maintaining prospects for capital appreciation. The fund invests in a broad range of both traditional asset classes (such as equity and fixed income investments) and alternative asset classes (such as real estate, infrastructure, convertibles, commodities, currencies and absolute return strategies). The fund can buy many types of securities, among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size, investment style category, or credit quality, and from any country (including emerging markets). The fund will generally invest in at least three different countries and will normally have investment exposure to foreign securities, foreign currencies and other foreign investments equal to at least 40% of the fund’s net assets. The fund invests at least 25% of net assets in fixed income senior securities.

DWS Diversified International Equity VIP seeks capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics. In addition to common stock, other securities with equity characteristics include preferred stock, convertible securities, warrants and exchange-traded funds (ETFs).

DWS Small Mid Cap Value VIP seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. The fund was formerly known as DWS Dreman Small Mid Cap Value VIP.

DWS Government & Agency Securities VIP seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities.

DWS High Income VIP seeks to provide a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.

DWS Large Cap Value VIP seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued.

DWS Money Market VIP seeks maximum current income to the extent consistent with stability of principal. The fund pursues its objective by investing in high quality, short-term securities, as well as repurchase agreements that are backed by high-quality securities.

DWS Small Mid Cap Growth VIP seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of small and mid-sized US companies. The fund defines small companies as those that are similar in market capitalization to those in the Russell 2000® Growth Index. The fund defines mid-sized companies as those that are similar in market capitalization to those in the Russell Midcap® Growth Index.

Fidelity Variable Insurance Products Funds (Initial Class Shares)

Fidelity VIP Asset ManagerSM Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.

Fidelity VIP Index 500 Portfolio The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies that have paid rising dividends.

Franklin Small Cap Value Securities Fund seeks long-term total return. Under normal conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.

Franklin U.S. Government Fund seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.

Mutual Global Discovery Securities Fund seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal. Under normal conditions, the fund invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

Templeton Developing Markets Securities Fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging market investments.

ING Investors Trust

ING JPMorgan Emerging Markets Equity Portfolio (Institutional Class) seeks capital appreciation.

ING Global Resources Portfolio (Class S) seeks long-term capital appreciation.

JPMorgan Insurance Trust (Class 1)

JPMorgan Insurance Trust Equity Index Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

JPMorgan Insurance Trust International Equity Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

JPMorgan Insurance Trust Mid Cap Growth Portfolio seeks capital growth over the long term.

JPMorgan Insurance Trust Mid Cap Value Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

JPMorgan Insurance Trust Small Cap Core Portfolio seeks capital growth over the long term.

JPMorgan Insurance Trust U.S. Equity Portfolio seeks to provide high total return from a portfolio of selected equity securities.

Janus Aspen Series

Janus Aspen Balanced Portfolio (Institutional Shares) seeks long-term growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Enterprise Portfolio (Institutional Shares) seeks long-term growth of capital.

Janus Aspen Janus Portfolio (Institutional Shares) seeks long-term growth of capital.

Janus Aspen Perkins Mid Cap Value Portfolio (Service Shares) seeks capital appreciation.

Janus Aspen Global Research Portfolio (Institutional Shares) seeks long-term growth of capital.

Oppenheimer Variable Account Funds (Service Shares)

Oppenheimer Capital Appreciation Fund/VA seeks capital appreciation.

Oppenheimer Global Fund/VA seeks capital appreciation.

Oppenheimer High Income Fund/VA merged into the Oppenheimer Global Strategic Income Fund/VA.

Oppenheimer Main Street Fund®/VA seeks capital appreciation.

Oppenheimer Main Street Small -Cap Fund®/VA seeks capital appreciation. The Fund was formerly known as Oppenheimer Main Street Small- & Mid-Cap Fund/VA.

Oppenheimer Discovery Mid-Cap Growth Fund/VA seeks capital appreciation by investing in “growth type” companies.

Oppenheimer Global Strategic Income Fund/VA seeks total return.

The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds’ prospectuses accompanying this Prospectus and statements of additional information available from us upon request.

Invesco Advisors, Inc. is the investment adviser for the available Portfolios of Invesco Variable Insurance Funds. Invesco Asset Management Limited is the sub-adviser for Invesco V.I. Global Real Estate Fund. Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger Portfolios.

American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.

Deutsche Investment Management Americas Inc. is the investment advisor for the available funds of DWS Variable Series I and II.

Dreman Value Management L.L.C. is the subadvisor for the DWS Small Mid Cap Value VIP.

QS Investors, LLC (“QS Investors”), is the subadvisor for the DWS Core Equity VIP and DWS Diversified International Equity VIP.

The Dreyfus Corporation serves as the investment adviser for the Dreyfus VIF MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

Fidelity Management & Research Company (“FMR”) is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. FMR is the fund’s manager. FMR Co., Inc. (FMRC) and other affiliates of FMR serve as the sub-advisers for the Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Fund.

Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the Fidelity VIP Asset ManagerSM Portfolio. Geode Capital Management, LLC (Geode®) and FMR Co., Inc. (FMRC) serve as sub-advisers for the Fidelity VIP Index 500 Fund.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund and the Franklin Small Cap Value Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Franklin Strategic Income Securities Fund and the Franklin U.S. Government Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery Securities Fund and Mutual Shares Securities Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund.

Directed Services LLC serves as the investment adviser and J. P. Morgan Investment Management Inc. serves as the sub-adviser for the ING JPMorgan Emerging Markets Equity Portfolio. Directed Services LLC. serves as the investment adviser and ING Investment Management Co. LLC serves as the sub-adviser for the ING Global Resources Portfolio.

J.P. Morgan Investment Management Inc. is the investment adviser for the available Portfolios of the JPMorgan Insurance Trust.

Janus Capital Management LLC is the investment adviser for the available Portfolios of the Janus Aspen Series. Perkins Investment Management LLC is the subadviser for Janus Aspen Perkins Mid Cap Value Portfolio.

OFI Global Asset Management, Inc., is the investment advisor for the Oppenheimer/VA funds. Oppenheimer Funds, Inc., is the sub-adviser for the Oppenheimer/VA funds.

The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to 0.30% annually of net assets. We may also receive 12b-1 fees directly from certain Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.

Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new Portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 (“1940 Act”); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT OPTION

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Fixed Account is part of the Company’s General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim’s paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A. GENERAL INFORMATION.

This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment was $2,500 and the minimum subsequent Purchase Payment is $500. An initial allocation of less than $100 may be made to the Fixed Account or to a Subaccount, or to the Fixed Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

•

The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

•	The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

You may examine a Contract and return it for a refund during the “free look” period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the “free look” period, please also include a letter of instruction.

You designate the Beneficiary. If the Annuitant or you dies, and no designated Beneficiary or contingent Beneficiary is alive at that time, we will pay the Annuitant’s or your estate.

Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See “Federal Tax Matters.”)

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee’s debts or obligations.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.

You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. With respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

We may issue a Contract without a signed application if:

•	a dealer provides us with application information, electronically or in writing,

•	we receive the initial Purchase Payment, and

•	you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

Each Subaccount has Accumulation Unit values for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(1 divided by 2) minus 3, where:

(1) is the net result of:

•	the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

(2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

(3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death or income benefits.)

3. Contract Value.

On any Valuation Date, the Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your interest in the Fixed Account.

4. Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

•

The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

•	You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party’s instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the investment options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time. We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

The following transfers must be requested through standard United States mail:

•	transfers in excess of $250,000 per Contract, per day, and

•

transfers into and out of the ING JPMorgan Emerging Markets Equity, the JPMorgan Insurance Trust International Equity, the Janus Aspen Global Research Portfolio (formerly known as Janus Aspen Worldwide Portfolio), the Mutual Global Discovery Securities Fund, the Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA), the DWS International VIP, the DWS Diversified International Select Equity VIP and the Templeton Developing Market Securities Subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios. We reserve the right to further amend the transfer procedures in the interest of protecting Contract Owners.

Some of the Funds reserve the right to delay or refuse transfer requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. Market Timing.

The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners by increasing costs, reducing performance, and diluting the value of interests in the underlying Portfolio.

We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. We require that transfers in excess of $250,000 per Contract, per day, and transfers into or out of specified Subaccounts in excess of $50,000 per Contract, per day, as described in the Transfers During the Accumulation Period section, above, must be requested through standard United States mail. In addition, we monitor trading activity in order to identify market timing strategies. If we identify suspicious transfer activity, we advise the Contract Owner in writing that we are monitoring their transfer activity and will impose restrictions if we identify a pattern of disruptive transfer activity. If a pattern of disruptive transfer activity is identified as a result of the continued monitoring, we will notify the Contract Owner in writing that all future transfers must be requested through standard United States mail.

If we identify market timing strategies that we believe to be detrimental to Contract Owners that are not addressed by the above procedures, we will take one or more of the following actions against Contract Owners that have been identified as engaging in disruptive transfer activity and we may establish these limitations for all Contract Owners:

•	Termination of transfer privileges;

•	Universal termination of telephone or electronic transfer privileges (for all Contract Owners);

•	Requiring a minimum time between transfers;

•	Limiting the total number of transfers;

•	Limiting the dollar amount that may be transferred at one time;

•	Refusing any transfer request; and

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Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

We review our policies and procedures from time to time and will change them or explore other actions if we discover that existing procedures fail to adequately curtail market timing activities. The actions we take will be based on our policies and procedures then in effect and will be applied uniformly among Contract Owners.

Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. As a result, to the extent that we do not detect disruptive market timing or the restriction we impose fails to curtail it, it is possible that a market timer may be able to make additional disruptive market timing transactions with the result that the management of the underlying Portfolios in which the Subaccounts invest may be disrupted and Contract Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolio.

We are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect of that Portfolio. Under rules adopted by the Securities and Exchange Commission, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

6. Withdrawals During the Accumulation Period.

You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See “Federal Tax Matters.”) A withdrawal of all Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See “Federal Income Taxes.”)

You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See “Withdrawal Charge.”)

For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

You may request a partial withdrawal subject to the following:

•	The amount requested must be at least $500 in each investment option or the Fixed Account from which withdrawal is requested.

•	You must leave at least $500 in each investment option from which the withdrawal is requested or withdraw the total value.

Election to withdraw shall be made in writing to us at our administrative office: Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557. and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our administrative office provided, however, that we may suspend withdrawals or delay payment more than seven days:

•	during any period when the New York Stock Exchange is closed,

•	when trading is restricted or the SEC determines an emergency exists, or

•	as the SEC by order may permit.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See “Federal Tax Matters.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

7. Death Benefit.

If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

•	the Contract Value less Debt, or

•	the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals.

If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt.

You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below.

For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under “Annuity Options.” The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse (under Federal law), the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased’s attainment of age 90, the death benefit will be the greater of:

•	the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

•	the Contract Value minus Debt, or

•

the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased’s 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased’s 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

If you purchased the Contract between March 1, 1997 and May 1, 2000 as an Individual Retirement Annuity, Simplified Employee Pension or Non-Qualified Contract, the following restrictions on investment options apply. Effective May 1, 2005, the following Subaccounts will no longer be available if you have not previously invested in the Subaccount: Invesco V.I. Diversified Dividend, Invesco V.I. Global Health Care, Franklin U.S. Government, JPMorgan Trust International Equity, Mutual Shares Securities, Oppenheimer Capital Appreciation, Oppenheimer Global Strategic Income (acquired Oppenheimer High Income), Oppenheimer Main Street Small Cap Fund®/VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund®/VA), Oppenheimer Discovery Mid-Cap Growth Fund/VA (formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA), DWS Technology VIP and Templeton Developing Markets Subaccounts. (See “Change of Investments.”)

Guaranteed Minimum Death Benefit Rider.

The Guaranteed Minimum Death Benefit Rider (“GMDB”) is an optional Contract rider. You must elect GMDB on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under the Contract.

We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

(3) the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value reduced by any dollar for dollar reduction.

The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary’s life expectancy, or Annuity Option 2 or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death. It may start later if permitted by federal regulations.

If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse (under Federal law) is the only primary Beneficiary when you die, your surviving spouse may elect to continue the Contract under one of three surviving spouse options.

Earnings Based Death Benefit Rider.

The Earnings Based Death Benefit rider (“EBDB”) is an optional Contract rider. The EBDB rider may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See “Guaranteed Minimum Death Benefit Rider.” above). You must elect GMDB on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

If elected, the death benefit will be as follows:

•	the Guaranteed Minimum Death Benefit (See “Guaranteed Minimum Death Benefit Rider” above); plus

•	the EBDB factor times the lesser of:

a.	remaining principal, or

b.	Contract Value minus remaining principal, but not less than zero.

The EBDB factor is 0.40 if death occurs prior to the 10th Contract anniversary, 0.50 if death occurs between the 10th and 15th Contract anniversaries and 0.70 if death occurs on or after the 15th Contract anniversary.

Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

8. Loans.

The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code (“Code”) or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate is 5.50%. If your Contract is subject to ERISA, the interest rate is based on Moody’s Corporate Bond Yield Average-Monthly Average Corporates (rounded to the nearest 0.25%). While a loan is outstanding, the value securing the loan will earn interest at the daily equivalent of the annual loan interest rate reduced by not more than 2.5%.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	withdrawal charge,

•	premium tax, and

•	optional death benefit charges,

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See “The Funds.”)

Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality Risk.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administration Charge.

The daily administration charge reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

B. RECORDS MAINTENANCE CHARGE.

We assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar quarter whether or not any Purchase Payments have been made during the year. The quarterly Records Maintenance Charge is:

•	$7.50 quarterly for Contracts with Contract Value under $25,000 on the date of assessment.

•	$3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment.

•	No Records Maintenance Charge for Contracts with Contract Value of $50,000 or more on the date of assessment.

The record maintenance charge is not assessed during the Annuity Period.

The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract’s participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

C. WITHDRAWAL CHARGE.

We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	6%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”) The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select

Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. (See “The Annuity Period—Annuity Options” for a discussion of the Annuity Options available.)

We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. For Qualified Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1/2 years old at the time of such surrender. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of ZALICO and DWS Variable Series II (formerly Scudder Variable Series II), DWS Variable Series II investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

D. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.

Each Portfolio’s net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds’ statements of additional information.

E. STATE PREMIUM TAXES.

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. (See “Appendix—State Premium Tax Chart” in the Statement of Additional Information.)

F. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily administration charge and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

•	the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

•	the total amount of Purchase Payments to be received and the method in which they will be remitted;

•	any prior or existing relationship with us;

•	the level of commission paid to selling broker-dealers;

•	the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

•	the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

2. Annuity Options.

You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;

•	the age and sex of the payee; and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

For example:

•	If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

•	If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

•	Option 2, or

•

Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least five years from your death to elect these options.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily mortality and expense risk and administration charges.

Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

If your Contract is a Qualified Contract, this option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Option 2—Life Income.

Option 2 provides for an annuity payable monthly over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee’s death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly during the payee’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while both payees are living. Upon either payee’s death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee’s death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfers During the Annuity Period.

During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

•	the Subaccount’s Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of the Contract interest is:

•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the

Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”)

FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distribution under a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a “regulated investment company”. Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•	the Contract must be owned by an individual,

•	Separate Account investments must be “adequately diversified”,

•	we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes,

•	annuity payments must appropriately amortize Purchase Payments and Contract earnings, and

•	required distributions upon death.

Non-Natural Owner. As a general rule, deferred annuity contracts held by “non-natural persons”, such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•	certain Contracts acquired by a decedent’s estate due to the death of the decedent,

•	certain Qualified Contracts,

•	certain Contracts used with structured settlement agreements, and

•	certain Contracts purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be “adequately diversified”. The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered “adequately diversified.”

Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner’s gross income. The Internal Revenue Service (“IRS”), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings.

We do not know what limits may be set forth in any future guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

Required Distribution. In order to be treated as an annuity contract for federal income tax purposes, the Contract must provide that:

(a)	if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

(b)	if an Owner dies prior to the annuity starting date, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above will be considered satisfied with respect to any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. If the Owner’s “designated beneficiary” is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Nonqualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with these death distribution requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with these requirements when clarified by regulation or otherwise.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

2. Taxation of Partial and Full Withdrawals

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the “investment in the contract.” This amount is referred to as the “income on the contract.”

Full withdrawals are also includible in income to the extent they exceed the “investment in the contract.” Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee’s investment in the contract is increased to reflect the increase in your income.

The Contract’s optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

If the Contract includes the Guaranteed Retirement Income Benefit rider (the “GRIB rider”), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the “investment in the contract” allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

5. Taxation of Death Benefits

Amounts may be distributed upon your or the Annuitant’s death. Before the Annuity Date, death benefits are includible in income and:

•	if distributed in a lump sum are taxed like a full withdrawal, or

•	if distributed under an Annuity Option are taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

•	if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•	if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

6. Penalty Tax on Premature Distributions

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

•	received on or after you reach age 59½,

•	received due to your disability,

•	made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant’s death,

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

•

made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

•	made with annuities used with certain structured settlement agreements. Other exceptions may apply.

7. Aggregation of Contracts

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

8. Assignment or Pledges

A transfer of ownership of a Non-Qualified Contract, a pledge of any interest in a Non-Qualified Contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the Non-Qualified Contract may result in taxable income. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

9. Exchange of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

10. Loss of Interest Deduction Where Contracts Are Held by or for the Benefit of Certain Non-Natural Persons

For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code (“Qualified Plans”). Such Contracts are referred to as “Qualified Contracts.” Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract’s features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant’s spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70½, and for other Qualified Plans, the later of age 70½ or retirement. Roth IRAs, however, do not require distributions before death. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

If you purchased a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

•	received after you reach age 59½,

•	received after your death or because of your disability, or

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

We may issue Contracts for the following types of Qualified Plans.

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an “IRA.” IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be “rolled over” on a tax-deferred basis into an IRA. The Contract may not fund a “Coverdell Education Savings Account” (formerly known as an “Education IRA”).

Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees’ IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAs. The Code permits certain small employers to establish “SIMPLE retirement accounts,” including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser. Subject to certain exceptions, the 10% penalty tax on premature distributions prior to age 59½ is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs. The Code permits contributions to an IRA known as a “Roth IRA.” Roth IRAs differ from other IRAs in certain respects, including:

•	Roth IRA contributions are never deductible,

•	“qualified distributions” from a Roth IRA are excludable from income,

•	mandatory distribution rules do not apply before death,

•	a rollover to a Roth IRA must be a “qualified rollover contribution,” under the Code,

•	special eligibility requirements apply, and

•	contributions to a Roth IRA can be made after the Owner has reached age 70½.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any “qualified distribution”, as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59½, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. Purchase payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See “Guaranteed Minimum Death Benefit” and “Earnings Based Death Benefit under B. The Accumulation Period—7. Death Benefit”). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Generally, a 10% penalty tax applies to distributions made before age 59½, unless certain exceptions apply. In addition, tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59½, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer’s Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

In light of the limitations in the new income tax regulations, the Company will require appropriate written documentation (i.e. information sharing agreements) in order to accept rollovers, transfers, or exchanges into a section 403(b) annuity contract. Before making a rollover, transfer, or exchange to another section 403(b) contract, you should consult your tax adviser about the tax consequences to you.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and subject to, the claims of the general creditors of the sponsoring employer. Those who intend to use the Contracts in connection with such plans should seek competent advice.

Corporate Pension and Profit-Sharing Plans. Section 401(a) of the Code allows corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

The Contract includes optional death benefits that in some cases may exceed the greater of the Purchase Payments or the Contract Value. These death benefits could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, an employer using the Contract in connection with such a plan should consult its tax adviser.

2. Direct Rollovers

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any “eligible rollover distribution” from the Contract will be subject to mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

•	hardship distributions

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if (i) the payee (or the payee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) the payee’s non-spouse beneficiary chooses a “direct rollover” from a plan to an IRA established by the direct rollover. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The American Taxpayer Relief Act of 2012 (“ATRA”). ATRA permanently establishes the federal estate tax, gift tax and generation-skipping transfer tax exemptions at $5,250,000. ATRA also permanently establishes the maximum federal estate tax, gift tax and generation-skipping transfer tax rate at 40%. ATRA allows a deceased spouse’s estate to transfer any unused portion of the deceased spouse’s exemption amount to a surviving spouse. ATRA also unified the estate tax, gift tax and generation skipping transfer tax exemptions and provided for indexing of these exemptions for inflation beginning in 2012.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Federal Defense of Marriage Act. The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and/or for any joint-life coverage under an optional living benefit. all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this Contract will not be available to such partners or same-sex marriage spouses. Consult a tax adviser for more information on this subject.

Annuity purchases by residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

DISTRIBUTION OF CONTRACTS

We entered into a principal underwriting agreement with Investment Distributors, Inc. (“IDI”), 2801 Highway 280 South, Birmingham, AL 35223, for sale of the Contracts. IDI is a wholly-owed subsidiary of Protective Life Corporation. IDI is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority (“FINRA”).

IDI entered into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IDI authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from the website at www.insuranceserviceonline.com.

You may direct inquiries to the selling agent or may call (800) 457-9047 or write to Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557.

DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of any Subaccount or the Fixed Account is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts and the Fixed Account.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount or Fixed Account. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount or Fixed Account from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

•	we receive your written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.

If the General Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

DISCONTINUED ASSET ALLOCATION SERVICE

Effective March 31, 2008, the discretionary asset allocation service under the Managed Investment Advisory Account (“MIAA”) program provided by PMG Asset Management, Inc. (“PMG”), a registered investment adviser with the SEC, has been discontinued. After March 31, 2008, the asset allocation models available in the MIAA program are no longer updated and no additional MIAA program fees are deducted from any variable annuity contracts.

PROVISIONS OF PRIOR CONTRACTS

Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

Transfers During The Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

Withdrawals During The Accumulation Period. You may request a partial withdrawal subject to the following conditions:

•	The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

•	Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

LEGAL PROCEEDINGS

ZALICO is a party to certain legal and other proceedings incidental to our insurance business. Our management believes that the resolution of these various matters will not result in any material adverse effect on the Separate Account, on our consolidated financial position, or on our ability to meet our obligations under the Contracts. You will need to add the disclosure regarding IDI. There are no material legal proceedings pending to which IDI is a party.

TABLE OF CONTENTS—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Condensed Financial Information; Experts; Financial Statements; Report of Independent Registered Public Accounting Firm; Financial Statements of Separate Account; Report of Independent Registered Public Accounting Firm; Financial Statements of Zurich American Life Insurance Company; Appendix A State Premium Tax Chart; and Appendix B Condensed Financial Information. The Statement of Additional Information should be read in conjunction with this Prospectus.

EXPERTS

The statutory financial statements and schedules of Zurich American Life Insurance Company (the “Company”) as of December 31, 2012 and 2011 and for each of the three years ended December 31, 2012 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2012 and the related statement of operations for the year then ended and the statement of changes in contract owners’ equity for each of the two years in the period then ended included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for ZALICO and the Separate Account. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by ZALICO through the Separate Account.

CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002

Guaranteed Retirement Income Benefit: General

The Guaranteed Retirement Income Benefit (“GRIB”) was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. GRIB is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract charges and expenses appearing in the “Summary of Expenses”. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider. You may cancel the GRIB rider at any time by written notice to us. Once cancelled, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

Annuity Payments with GRIB

Annuity payments are based on the greater of:

(1) the income provided by applying the GRIB base to the guaranteed annuity factors, or

(2) the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greater of (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant’s 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

(3) the greatest anniversary value immediately preceding the earlier of the original Annuitant’s 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of (2) and (3) above.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a Withdrawal Charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

The guaranteed annuity factors are based on the “1983 Table a” individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

If you elect GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, we will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

•	If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

•

Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

•	Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

•

You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the payee will begin receiving the original annuitization payment amount again.

•

Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•

In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
Less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of your request for commutation.

APPENDIX

ZURICH AMERICAN LIFE INSURANCE COMPANY DEFERRED FIXED

AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA

DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Zurich American Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Insurance Services, P.O. Box 758557, Topeka KS 66675-8557, or call (800) 457-9047. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see “Required Distributions”). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $4,000 for 2007 and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 for 2007 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $9,000 for 2007 ($4,000 annual contribution for each individual, plus $500 for each individual if the individual has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a. The maximum annual contribution, or

b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

Taxable year beginning in:	Phase-out range
2007 and thereafter	$80,000–$100,000

Single Taxpayers

Taxable year beginning in:	Phase-out range
2007 and thereafter	$50,000–$60,000

The phase-out range for married individuals filing separately is $0–$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70  1/2 or thereafter.

7. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.

E. SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $15,000 (indexed for cost-of-living increases) or 100% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $10,500 for 2007, indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70  1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70  1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70  1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

(a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to

(b) $15,000 (or $10,000 if you are married).

For this purpose, “adjusted gross income” is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the “applicable dollar amount” is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1. To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.50%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by ZALICO; under one year, 6%; over one to two years, 5%; over two to three years, 4%; over three to four years, 3%; over four to five years, 2%; over five to six years, 1%; sixth year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$17,371	27	$41,703	40	$77,436
2	2,000	15	18,929	28	43,991	41	80,796
3	3,038	16	20,534	29	46,348	42	84,256
4	4,130	17	22,187	30	48,775	43	87,821
5	5,264	18	23,889	31	51,275	44	91,492
6	6,442	19	25,643	32	53,850	45	95,274
7	7,665	20	27,449	33	56,503	46	99,169
8	8,932	21	29,309	34	59,235	47	103,181
9	10,236	22	31,225	35	62,048	48	107,313
10	11,580	23	33,199	36	64,947	49	111,569
11	12,965	24	35,232	37	67,932	50	115,953
12	14,390	25	37,326	38	71,007
13	15,859	26	39,482	39	74,174

*	Includes applicable withdrawal charges.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$1,513	27	$2,221	40	$3,262
2	1,013	15	1,558	28	2,288	41	3,360
3	1,053	16	1,605	29	2,357	42	3,461
4	1,095	17	1,653	30	2,427	43	3,565
5	1,138	18	1,702	31	2,500	44	3,671
6	1,183	19	1,754	32	2,575	45	3,782
7	1,230	20	1,806	33	2,652	46	3,895
8	1,267	21	1,860	34	2,732	47	4,012
9	1,305	22	1,916	35	2,814	48	4,132
10	1,344	23	1,974	36	2,898	49	4,256
11	1,384	24	2,033	37	2,985	50	4,384
12	1,426	25	2,094	38	3,075
13	1,469	26	2,157	39	3,167

*	Includes applicable withdrawal charges.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

PERIODIC PAYMENT

VARIABLE ANNUITY CONTRACTS

ZURICH ADVANTAGE III

Issued By

ZURICH AMERICAN LIFE INSURANCE COMPANY

in Connection With

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

(formerly KILICO Variable Annuity Separate Account)

HOME OFFICE: 1400 American Lane, Schaumburg, Illinois 60196

(847) 605-6120

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2013. The Prospectus may be obtained from Zurich American Life Insurance Company by writing to us c/o Protective Life Insurance Company at 1707 North Randall Road, Suite 310, Elgin, Illinois 60123-9409, or calling 1-888-477-9700.

SERVICES TO THE SEPARATE ACCOUNT

Recordkeeper and Independent Registered Public Accounting Firm for the ZALICO Variable Annuity Separate Account

Zurich American Life Insurance Company (“ZALICO”) maintains the books and records of the ZALICO Variable Annuity Separate Account (the “Separate Account”). ZALICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of ZALICO. ZALICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by ZALICO.

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company (“CILAAC”) (formerly Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and ZALICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by ZALICO, including the Contracts. The coinsurance agreement does not change ZALICO’s obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

On July 3, 2006, Protective Life Insurance Company (“Protective Life”) of Birmingham, Alabama, acquired CILAAC. Protective Life reinsured 100% of the variable annuity business of CILAAC, including the Contract and certain other registered variable annuity contracts that are funded through the Separate Account, to Commonwealth Annuity and Life Insurance Company, a subsidiary of The Goldman Sachs Group, Inc., formerly known as Allmerica Financial Life Insurance and Annuity Company. On April 1, 2007, CILAAC merged into and with Protective Life. On the date of the merger, Protective Life acquired from CILAAC all of CILAAC’s assets and became directly liable for CILAAC’s liabilities and obligations including the Contracts (underwritten by ZALICO) then outstanding. Protective Life is responsible for administration of the Contracts.

The issuer, benefits and provisions of the Contract were not changed by any of the transactions described above.

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, New York, New York, for the year ended December 31, 2012 and 2011 and Chicago, Illinois, for the year ended December 31, 2010. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and ZALICO for the years ended December 31, 2012, 2011 and 2010.

The Contracts are no longer available for sale. The Contracts were sold by licensed insurance agents, where the Contracts could be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). The Contracts are distributed through the principal underwriter for the Separate Account, Investment Distributors, Inc (“IDI”) and formerly by Investors Brokerage Services, Inc. (“IBS”), which entered into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

ZALICO pays commissions to the selling broker-dealers, respectively, which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2012, 2011 and 2010, ZALICO incurred gross commissions payable of approximately $5.9, $6.2 and $6.1 million, respectively, to licensed insurance agents.

STATE REGULATION

ZALICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. ZALICO’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, ZALICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

2

CONDENSED FINANCIAL INFORMATION

The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2012. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

EXPERTS

The statutory financial statements and schedules of Zurich American Life Insurance Company (the “Company”) as of December 31, 2012 and 2011 and for each of the three years ended December 31, 2012 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2012 and the related statement of operations for the year then ended and the statement of changes in contract owners’ equity for each of the two years in the period then ended included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for ZALICO and the Separate Account. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by ZALICO through the Separate Account.

3

Zurich American Life

Insurance Company

Statutory Financial Statements and

Supplemental Schedules

December 31, 2012, 2011 and 2010

Zurich American Life Insurance Company

Index

December 31, 2012, 2011 and 2010

Independent Auditor’s Report

To the Board of Directors and Stockholder of

Zurich American Life Insurance Company

We have audited the accompanying statutory financial statements of Zurich American Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2012 and 2011, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2012.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations, Division of Insurance (“IDOI”). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the IDOI, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

1

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the IDOI described in Note 2.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for income taxes effective January 1, 2012.

As disclosed in the notes to the financial statements, the Company has significant transactions with Zurich Insurance Group Ltd and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions with wholly unrelated parties.

As discussed in Note 2 to the financial statements, the Company received permission from the IDOI in 1995 to reset its unassigned surplus to zero with an equal and offsetting entry to gross paid-in capital and contributed surplus; under prescribed statutory accounting practices the aforementioned reclassification would not have been recorded. As of December 31, 2012, and 2011, the permitted practice had no impact on statutory capital and surplus.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories of the Company as of December 31, 2012 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2012 and for the year then ended. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the Supplemental

Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 29, 2013

2

Zurich American Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2012 and 2011

(in thousands of dollars)	2012	2011
Admitted assets
Cash and invested assets
Fixed maturities, at amortized cost (fair value of $544,468 and $471,556, respectively)	$502,202	$436,652
Investment in subsidiary	20,939	21,118
Contract loans	65,106	64,544
Cash, cash equivalents and short-term investments	32,478	32,359

Total cash and invested assets	620,725	554,673
Amounts recoverable from reinsurers	20,665	24,646
Other amounts receivable under reinsurance contracts	19,529	22,786
Uncollected premiums and agents’ balance in the course of collection	131	-
Net deferred tax asset	-	10,846
Investment income due and accrued	6,464	7,381
Guaranty funds receivable or on deposit	1,209	1,078
Receivable from separate accounts	20,232	1,217
Receivables from parent, subsidiaries and affiliates	203	381
Other assets	1,703	302
Separate account assets	12,076,495	12,073,782

Total admitted assets	$12,767,356	$12,697,092

Liabilities and Capital and Surplus
Liabilities
Life and annuity reserves	444,261	407,271
Deposit-type funds
Supplemental contracts without life contingencies	6,758	5,720
Claims and benefits payable to policyholders	864	567

Total policy liabilities	451,883	413,558
Other amounts payable on reinsurance	18,551	-
Interest maintenance reserve	1,842	1,114
General expenses due or accrued	4,182	3,826
Taxes, licenses and fees due or accrued	21,532	22,851
Federal Income tax payable	3,018	1,636
Asset valuation reserve	1,235	1,150
Payable to affiliates	4,544	5,774
Funds held under coinsurance	976	434
Commission to agents due or accrued	3,035	3,189
Payable for securities	7,013	-
Other liabilities	4,450	1,419
Separate account liabilities	12,076,495	12,073,782

Total liabilities	12,598,756	12,528,733

Capital and surplus
Capital stock ($10 par value – 300,000 authorized shares; 250,000 shares issued and outstanding at 2012 and 2011)	2,500	2,500
Paid-in and contributed surplus	693,845	673,845
Aggregate write-ins for special surplus funds	-	6,766
Unassigned deficit	(527,745)	(514,752)

Total capital and surplus	168,600	168,359

Total liabilities and capital and surplus	$12,767,356	$12,697,092

The accompanying notes are an integral part of these statutory financial statements.

3

Zurich American Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2012, 2011 and 2010

(in thousands of dollars)	2012	2011	2010
Income
Premium and annuity considerations	$(103,503)	$(137,217)	$(127,759)
Considerations for supplemental contracts with life contingencies	33,587	43,170	38,495
Net investment income	20,599	23,564	24,605
Amortization of interest maintenance reserve	156	6	(128)
Separate accounts fees	274,818	327,913	254,862
Assumed modco reserve adjustment	48,018	47,347	26,383
Separate accounts-related income (expenses), net	593	(13)	922
Reinsurance ceding commissions and allowances	19,749	20,013	20,659
Ceded miscellaneous fees	(97)	(14)	(117)
Other income	428	(408)	(1)

Total income	294,348	324,361	237,921

Benefits and Expenses
Death benefits	23,257	35,006	38,306
Annuity benefits	213,720	293,233	312,043
Disability benefits	222	26	-
Surrender benefits	17,090	52,244	107,268
Interest and adjustments on policy or deposit-type contracts	3,009	3,583	277
Payments on supplementary contracts with life contingencies	21,744	24,334	32,430
Increase in aggregate reserves for life policies and contracts	36,990	28,808	22,589
Commissions	39,664	22,761	18,011
Commissions and expense allowances on reinsurance assumed	(15,605)	3,649	5,191
General expenses	43,035	39,527	31,106
Insurance taxes, licenses and fees	3,139	2,884	1,252
Net transfers from separate accounts	(253,680)	(346,626)	(501,048)
Reinsured fees associated with separate accounts	40,077	42,456	45,110
Change in termination value of separate accounts	1,272	2,783	2,651
Ceded change in termination value of separate accounts	(1,209)	(2,757)	(2,625)
Ceded fixed/variable expense	135,188	136,879	132,715
Other expenses	-	(184)	1,031

Total benefits and expenses	307,913	338,606	246,307

Net loss from operations before federal income tax benefit and realized capital gains (losses)	(13,565)	(14,245)	(8,386)
Federal income tax benefit	(8,642)	(7,106)	(12,477)

Net (loss) income from operations before realized capital gains (losses)	(4,923)	(7,139)	4,091

Net realized capital gains (losses)	1,082	148	(27)
Related federal income tax expense (benefits)	476	(495)	(1,227)
Realized gain (loss) transferred to the interest maintenance reserve	885	148	516

Total realized capital gains (losses)	(279)	495	684

Net (loss) income	$(5,202)	$(6,644)	$4,775

The accompanying notes are an integral part of these statutory financial statements.

4

Zurich American Life Insurance Company

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2012, 2011 and 2010

(in thousands of dollars)	Common Capital Stock	Gross Paid-in and Contributed Surplus	Unassigned Deficit	Total Capital and Surplus
Balances at December 31, 2009	$2,500	$673,845	$(488,850)	$187,495
Net income	-	-	4,775	4,775
Change in nonadmitted assets	-	-	2,573	2,573
Change in net deferred tax asset	-	-	(6,927)	(6,927)
Change in asset valuation reserve	-	-	(732)	(732)
Change in surplus as a result of reinsurance	-	-	(1,321)	(1,321)
Interest maintenance reserve generated by transferred coinsurance assets	-	-	(1,703)	(1,703)

Balances at December 31, 2010	2,500	673,845	(492,185)	184,160
Net loss	-	-	(6,644)	(6,644)
Change in net unrealized capital gains (losses), net of tax	-	-	28	28
Change in nonadmitted assets	-	-	(8,199)	(8,199)
Change in net deferred tax asset	-	-	1,774	1,774
Change in asset valuation reserve	-	-	(403)	(403)
Change in surplus as a result of reinsurance	-	-	(1,030)	(1,030)
Interest maintenance reserve generated by transferred coinsurance assets	-	-	(1,327)	(1,327)

Balances at December 31, 2011	2,500	673,845	(507,986)	168,359
Net loss	-	-	(5,202)	(5,202)
Change in net unrealized capital gains (losses), net of tax	-	-	(179)	(179)
Change in nonadmitted assets	-	-	(1,794)	(1,794)
Change in net deferred tax asset	-	-	(38)	(38)
Change in asset valuation reserve	-	-	(85)	(85)
Adjustment for disability benefits	-	-	35	35
Change in surplus as a result of reinsurance	-	-	(721)	(721)
Interest maintenance reserve generated by transferred coinsurance assets	-	-	(929)	(929)
Cumulative effect of change in accounting principle	-	-	(10,846)	(10,846)
Capital contribution	-	20,000	-	20,000

Balances at December 31, 2012	$2,500	$693,845	$(527,745)	$168,600

The accompanying notes are an integral part of these statutory financial statements.

5

Zurich American Life Insurance Company

Statutory Statements of Cash Flows

Years Ended December 31, 2012, 2011 and 2010

(in thousands of dollars)	2012	2011	2010
Cash from operations
Premiums collected, net of reinsurance	$(70,009)	$(94,054)	$(89,249)
Net investment income	21,228	21,123	25,515
Miscellaneous income	343,508	394,838	302,710
Benefits and loss related payments	(256,223)	(398,826)	(498,450)
Net transfers from separate accounts	253,680	346,626	501,048
Commissions, expenses paid and aggregate write-ins for deductions	(243,344)	(248,248)	(223,208)
Federal and foreign income taxes (paid) recovered	(1,297)	15,017	8,387

Net cash provided by operations	47,543	36,476	26,753

Cash from investments
Proceeds from investments sold, matured or repaid
Fixed Maturities	112,159	72,873	106,356
Miscellaneous proceeds	7,013	-	150

Total investment proceeds	119,172	72,873	106,506

Cost of investments acquired
Fixed Maturities	176,544	72,568	122,510
Stocks	-	21,090	-

Total investments acquired	176,544	93,658	122,510

Net increase (decrease) in contract loans	562	(1,365)	11,505

Net cash used in investments	(57,934)	(19,420)	(27,509)

Cash from financing and miscellaneous sources
Capital contribution	20,000	-	-
Net deposits on deposit-type funds and other liabilities	1,037	2,594	(921)
Other applications	(10,527)	(7,486)	(7,285)

Net cash used in financing and miscellaneous sources	10,510	(4,892)	(8,206)

Net change in cash, cash equivalents and short-term investments	119	12,164	(8,962)
Cash, cash equivalents and short-term investments
Beginning of year	32,359	20,195	29,157

End of year	$32,478	$32,359	$20,195

The accompanying notes are an integral part of these statutory financial statements.

6

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

1.	The Company and Nature of Operations

Organization and Description of Business

Zurich American Life Insurance Company (“ZALICO” or the “Company”) is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich American Corporation (“ZAC”), a nonoperating holding company. ZAC is an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd (the “Parent”, formerly known as Zurich Financial Services Ltd), a financial services company domiciled in Switzerland.

On July 6, 2010, the Company’s sole shareholder (ZAC, then Kemper Corporation) approved that the name of the Company be changed from Kemper Investors Life Insurance Company to Zurich American Life Insurance Company, and that an amendment of the Company’s Articles of Incorporation be made to effect such name change, with such amendment being subject to the approval of the Illinois Department of Insurance, (“IDOI”). This change aligns the name of the Company with the Zurich Insurance Group (“Zurich”) brand. The IDOI approved the Company’s amended Articles of Incorporation reflecting this name change on Aug 23, 2010 and, accordingly, amended the Company’s Certificate of Authority. All other state regulatory notifications have been made.

On September 2, 2010, the Company established a new subsidiary, Zurich American Life Insurance Company of New York (“ZALICONY”). In September 2011, ZALICO invested $6,250,000 in ZALICONY which consisted of $2,000,000 in common stock (20,000 shares at $100 per share) and $4,250,000 in paid in capital. In November 2011, the Company invested another $14,840,000 in ZALICONY as paid in capital. ZALICONY issued its stock to ZALICO to make the Company the sole shareholder of ZALICONY. A license to operate as an insurance company was granted by the New York State Department of Financial Services on January 1, 2012.

Purchase Agreement

On May 29, 2003, Kemper Corporation (now ZAC) entered into a stock and asset purchase agreement (the “Purchase Agreement”) with Bank One Insurance Holdings, Inc. (“BOIH” or “Bank One”) which, in conjunction with then-associated and subsequent transactions, has resulted in the following:

•

On September 3, 2003 (the “Closing Date”), the Company ceded, through a coinsurance agreement, 100% of its general account liabilities to Protective Life Insurance Company (“PLICO”) with the exception of those relating to the DESTINATIONS product, supplemental contracts arising from the DESTINATIONS product, and business-owned life insurance (“BOLI”) contracts. These general account liabilities included all of the Company’s gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (collectively referred to as the “Reinsured Policies”). The Reinsured Policies also included certain policies written for a period of twelve months subsequent to the Closing Date. The Company or the reinsurer under the coinsurance agreement are accepting renewal premium for all of its products.

7

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

•

The Company ceded on a modified coinsurance basis its separate account liabilities that are related to the Reinsured Policies. As of December 31, 2012 and 2011, the Company’s separate account reserves subject to the coinsurance agreement with PLICO were approximately $975,000,000 and $1,066,000,000, respectively.

•

PLICO assumed administration of the Reinsured Policies and BOLI contracts of the Company on a long-term basis subject to the oversight of the Company. This included, but was not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information and certain aspects of legal compliance.

•

A trust account was established for the exclusive benefit of the Company (the “Security Trust Account”). The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by PLICO, adjusted on a quarterly basis. PLICO is required to maintain the Security Trust Account until the Company’s general account statutory reserves of the Reinsured Policies are $400,000,000 or less. As of December 31, 2012 and 2011, the Company’s general account statutory reserves subject to the coinsurance agreement with PLICO were approximately $1,863,935,000 and $1,890,107,000, respectively. The balance in the Security Trust Account was approximately $1,922,903,000 and $1,937,756,000 as of December 31, 2012 and 2011, respectively.

Nature of Operations

As of the BOIH Purchase Agreement closing, the Company’s direct retained business consisted primarily of the DESTINATIONS product. The Company also ceased issuing new business with the exception of renewal business and certain policies to be written and reinsured pursuant to the coinsurance agreement with PLICO. The Company agreed with PLICO that for a period of three years following the Closing Date, it would not, except under limited circumstances, issue any new BOLI policies. Nearly all of the Company’s BOLI policies are reinsured to Zurich Insurance Company, Bermuda Branch (“ZIBB”). The account values of these ceded BOLI policies are included in the separate account assets and liabilities on the balance sheet.

Synergy Investment Group, LLC (“Synergy”), an unaffiliated broker/dealer, and Investment Distributors, Inc. (“IDI”), an affiliate of PLICO, are the principal underwriters for the ZALICO separate account. BFP Securities LLC (“BFP”), an affiliate of the Company, is the primary wholesaling distributor of the Company’s BOLI products.

During 2009, the Company transferred its marketing function to Zurich Global Life North America (“GLNA”), which has responsibility for life insurance new business generation in the U.S. GLNA is identifying and implementing strategic opportunities designed to achieve profitable new business growth for the Company. Also during 2009, the Company began implementation of a target operating model for legal entity and legacy product management that transitions responsibility for these activities to center of excellence groups at affiliated companies. The transition was completed in 2010.

DESTINATIONS Product

DESTINATIONS is a registered individual and group variable, fixed and market value adjusted deferred annuity product. DESTINATIONS currently offers 30 variable subaccount investment options with various investment managers, a number of different guaranty periods, a fixed account option, dollar cost averaging, a guaranteed minimum death benefit (“GMDB”) option and a guaranteed retirement income benefit (“GRIB”) option.

8

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

The GMDB and GRIB options subject the Company to market risk as the beneficiary or contract holder may receive, due to product guarantees, benefits that exceed the investment performance associated with their account balance. The GMDB and GRIB benefit is the greatest of: i) the contract value (account value); ii) the greatest anniversary value before the exercise (annuitization date or date of death), reset up to age 80 minus previous withdrawals; or iii) purchase payments minus previous withdrawals, accumulated at 5% per annum to age 80.

The GRIB option is a rider to the DESTINATIONS base contract that was available to be purchased at the time the contract was issued. If purchased and later exercised, the GRIB option allows a policyholder to receive a payment stream that may have value in excess of what would otherwise have been generated, without GRIB, by annuitization of their contract value (due to benefit guarantees associated with the GRIB option). For contracts with the GRIB option, the guaranteed value may begin to be realized after seven or more years from contract issue, depending upon issue age. The amount of excess of the GRIB value over the contract value can fluctuate on a daily basis with changes in equity market returns. As such, the ultimate amount paid by the Company, if any, is uncertain and could be significantly more or less than the net amount at risk (as disclosed in Note 8).

On November 17, 2006, the Company entered into a reinsurance agreement with Zurich Insurance Company Ltd. (“ZIC”; “ZIC Agreement”) to reinsure the net amounts at risk for GMDB and GRIB options on policies issued from May 1, 2000 through February 28, 2003. Subsequently, on December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected. See Note 9 for a more detailed discussion of the ZIC Agreement and Amendment.

Business Owned Life Insurance (BOLI)

From 1997 to the effective date of the Purchase Agreement, the Company marketed BOLI policies. BOLI is a form of group life insurance which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.

ZIBB reinsures 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. ZIBB offered a stable value protection (“SVP”) option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make payments into SVP divisions in the Company’s separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time.

Separate Account Business

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate

9

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the contract holder. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the increase in aggregate reserves for life policies and contracts line item in the financial statements.

Group Term Life Insurance

During the second half of 2006, the Company began marketing and sales of a group term life insurance product (“Group Life”). Group Life is marketed through the agency force of Farmers Group, Inc. (“FGI”), an affiliated company. The Group Life product is yearly renewable term life insurance for employers to make available as a part of their employee benefits package. Group Life provides guaranteed issue in limited amounts to group members and allows for conversion to an individual term life policy when a member leaves the group. The Company continues to sell the Group Life product introduced in 2006 and marketed through the agency force of FGI.

Group Term Life/AD&D

During the second half of 2010, the Company began marketing and sales of its group term life insurance product (“Group Life II”) with accidental death and dismemberment (“AD&D”) rider marketed to employees of U.S. employers. The Group Life II with AD&D rider are yearly renewable group term insurance products made available to U.S.-based companies as part of their employee benefits package. Group Life II provides basic (employer paid) and supplemental (employee paid) life insurance plans to eligible group members and allows for conversion to an individual term life policy when a member leaves the group.

Group L-T Disability and S-T Disability Insurance

During the second half of 2010, the Company began marketing and sales of its group long term disability (“Group LTD”) and short term disability (“Group STD”) income products. The Group LTD and Group STD products are yearly renewable group insurance plans made available to U.S-based companies as part of their employee benefits package. Plans provide basic and buy-up options which are marketed to employer groups. Group LTD provides monthly income benefits to disabled employees, up to a maximum amount and age, upon completion of an elimination period. Group STD provides weekly income replacement benefits to disabled employees for a limited duration, usually shorter than one year.

Guaranteed Death Benefit Insurance

During the second half of 2010, the Company began marketing and sales of an individual no-lapse guarantee protection product (“NLG”) marketed to the affluent U.S. life insurance market segment. The NLG product is intended to serve the wealth transfer, estate tax planning, and business insurance needs of this market segment. The NLG is flexible premium adjustable life insurance and provides coverage guarantees, death benefit options, a policy loan feature, and three riders.

Private Placement Variable Universal Life

During the second half of 2011, the Company began marketing and sales of a Private Placement Variable Universal Life Insurance (“PPVUL”) product through its Separate Accounts. The PPVUL is a form of flexible premium group variable life insurance purchased on certain eligible employees where the beneficiary is the corporation. PPVUL is generally purchased by corporations on their key/officer level employees. PPVUL is designed to assist clients in meeting

10

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

their commitment to their employees and fund long term employee benefit obligations. The PPVUL policies are reinsured by ZIBB.

Private Placement Individual Variable Universal Life

In February 2012, the Company began selling Private Placement Individual Variable Universal Life Insurance (“PPIVUL”) policies to high net worth individuals. Premiums are flexible, which means they may be paid at any time and in any amount, subject to the Company’s rules and applicable restrictions under the Internal Revenue Code. Premiums are invested in available investment divisions of the Company’s Separate Accounts. Death Benefits are based on the policy’s cash value. PPIVUL is meant to provide a funding tool for wealthy individuals facing unique financial challenges such as estate tax and business continuity planning. The PPIVUL policies are reinsured by ZIC.

Zurich Index Universal Life and Zurich Survivor Index Universal Life

In August 2011, the Company launched the Zurich Index Universal Life (“ZIUL”) and in March of 2012, a companion survivorship version of the product called the Zurich Survivor Index Universal Life (“ZSIUL”) was brought to market. Both products are a flexible premium adjustable life insurance policy with index-linked interest options. The product provides valuable death benefit protection combined with innovative policy value growth potential. The base policy provides important death benefit guarantees with the option at issue to select long-term death benefit guarantees. Policy value growth is supported by both fixed interest and index linked interest crediting alternatives. Net premiums can be allocated into one or a combination of three index linked accounts and two fixed interest accounts. The index interest crediting will be fully hedged in coordination with the Company’s policies. These products are a general account product of the Company.

2.	Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance (“IDOI”).

The IDOI recognizes only Statements of Statutory Accounting Principles (“SSAP”) prescribed or permitted by the State of Illinois for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Illinois Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual version effective January 1, 2001 (“NAIC AP&P”) has been adopted as a component of prescribed or permitted practices by the State of Illinois.

Statutory accounting practices differ from accounting principles generally accepted in the United States of America (“US GAAP”) in the following respects:

Investments

Investments in fixed maturities are stated at amortized cost or at values required by the NAIC. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether fixed maturities are available for sale or will be held until maturity.

In determining fair market value, for the majority of securities, quotes were obtained from third party sources. If quotes from these sources were not available, a broker estimate was used. Changes between cost and admitted asset investment carrying amounts are credited and charged directly to unassigned surplus rather than to a separate component of stockholder’s equity and other comprehensive income.

11

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Investment in Subsidiary

The Company’s investment in the common stock of its wholly owned insurance subsidiary is accounted and reported under the equity method as described in Statement of Statutory Accounting Principle (“SSAP”) No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities”, and valued in accordance with section 3(ii)(D) of the NAIC Valuations Securities manual. Changes in the carrying value of such investments are reflected as unrealized gains or losses in capital and surplus. Under US GAAP, the wholly owned insurance subsidiary would be consolidated.

Asset Valuation Reserve

The asset valuation reserve (“AVR”) is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults, and is reported as a liability with changes recorded directly to unassigned surplus. Under US GAAP, no such liability is established.

Interest Maintenance Reserve

An interest maintenance reserve (“IMR”) is provided as required by the IDOI in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by US GAAP.

Life Policy and Contract Reserves

Life policy and contract reserves under statutory accounting practices are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience.

US GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing management’s best estimate of mortality, interest, and withdrawals prevailing when the policies were sold; for interest sensitive products, the US GAAP policy reserve is determined using the retrospective deposit method and is equal to the policy fund balance, before surrender charges.

Acquisition Costs

Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under US GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products.

Recognition of Revenue and Related Expenses

Under statutory accounting practices, premiums are recognized as revenues when due. For US GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges, and surrender charges assessed against policyholder account balances during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under statutory accounting practices, deferred

12

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

premiums, representing gross premiums less loading, are reported as an admitted asset. Under US GAAP, uncollected premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve.

Reinsurance

Reserves and reinsurance recoverable on unpaid claims on reinsured business are netted with aggregate reserves and the liability for life policy claims, respectively. Under US GAAP, these reinsured amounts are reflected as an asset.

Federal Income Taxes

Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Deferred income tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Under US GAAP, changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders’ equity.

Nonadmitted Assets

Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for US GAAP purposes.

Statement of Cash Flows

The statutory basis statement of cash flows is presented as required and differs from the US GAAP presentation.

Permitted Accounting Practice

In anticipation of the Zurich acquisition in 1996, the Company sold, primarily through a bulk sale, approximately $284,000,000 in real estate-related investments during 1995 as part of a strategic effort to reduce overall exposure to real estate. As a result of these sales, the Company incurred realized capital losses that were required to be transferred to the Interest Maintenance Reserve (“IMR”). However, as a result of the transfer of these realized capital losses, the IMR became negative. In connection with the sale of the real estate-related investments and the acquisition of the Company’s parent, the IDOI permitted the Company to reset the IMR to zero at December 31, 1995. This treatment permits the Company to proceed as if it had been legally reorganized through a procedure known as “quasi-reorganization”.

This procedure allows the Company a “fresh start” by resetting the negative unassigned surplus to zero and reducing gross paid-in and contributed surplus by the same amount. Although this treatment does not change the Company’s total amount of reported capital and surplus as of December 31, 2012 and 2011, it did favorably impact the 2012, 2011 and 2010 net (loss) income from operations. If the Company had not been permitted to reset the IMR to zero as of December 31, 1995, the Company’s statutory net (loss) gain from operations would have decreased by approximately $1,364,000, $1,444,000 and $1,394,000 for the years ended December 31, 2012, 2011 and 2010, respectively. Capital and surplus would have increased by like amounts through a credit to the change in nonadmitted assets and related items. If the Company had not been able to reset the negative unassigned surplus to zero, paid-in surplus

13

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

and unassigned surplus (deficit) would have been approximately $749,254,000 and $(571,926,000), respectively as of December 31, 2012, and approximately $729,254,000 and $(550,804,000), respectively, as of December 31, 2011.

Changes in Accounting Principles

In October 2010, the NAIC revised SSAP No.5, “Liabilities, Contingencies and Impairments of Assets”. The revisions require the reporting entity to recognize, at the inception of a guarantee, the fair value of a liability for the obligations it has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. This includes related party guarantees, except when the transaction is considered an “unlimited guarantee,” such as a rating agency requirement to provide a commitment to support a subsidiary, or a guarantee made on behalf of a wholly owned subsidiary. The guidance also requires new disclosures for the reporting entity’s guarantees. This guidance applies to all guarantees issued and outstanding as of December 31, 2011. The Company adopted the change effective December 31, 2011 with no material effect on the financial statements.

New Accounting Pronouncements

The Company adopted SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10, effective on January 1, 2012. This guidance requires gross deferred tax assets be reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. It also provides that the deferred tax asset admissibility would no longer be elective, and the reversal and surplus limitation parameters in the admissibility tests are determined based on the risk-based capital levels. Finally, the guidance sets a more likely than not threshold for recording contingent tax liabilities. The cumulative effect of adopting this pronouncement decreased surplus by $10,846,000 at January 1, 2012, and was reported as a specific change in accounting principle in Statutory Statements of Changes in Surplus.

The Company adopted SSAP No. 100, “Fair Value Measurements”, (“SSAP 100”) effective December 31, 2010 and thereafter. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. In March 2010, the NAIC revised SSAP 100 to require a gross presentation of purchases, sales, issuance and settlement within the reconciliation for fair value measurements categorized within Level 3 of the fair value hierarchy. This amended guidance also requires all investments that are disclosed but not measured at fair value to be reported within the fair value hierarchy, as well as additional qualitative disclosures. The new disclosures were effective January 1, 2012. See Note 5 for disclosures related to SSAP No. 100.

In October 2010, the NAIC revised guidance pertaining to disclosure of withdrawal characteristics. These revisions expand the disclosure requirements for annuity actuarial services and deposit liabilities by withdrawal characteristics in accordance with the following categories: general account, separate account with guarantees, separate account nonguaranteed and the total. This guidance was effective January 1, 2011. Please refer to Note 8.

In October 2010, the NAIC adopted substantive revisions to SSAP No. 35, “Guaranty Fund and Other Assessments”. The revised SSAP modifies the conditions required before recognizing liabilities for insurance-related assessments. The accounting for guaranty fund assessments would be determined in accordance with the type of guaranty assessment imposed, and would

14

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

incorporate the concept of an “obligating event” for prospective-based premium assessments in determining whether a liability should be accrued. The adoption did not have a material effect on the financial statements of the Company.

In May 2010, the NAIC modified SSAP No. 91R, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SSAP 91R”), effective for December 31, 2010. This statement addresses collateral requirements for securities lending transactions and repurchase agreements by (1) clarifying that collateralization should be measured as the fair value of the collateral obtained, (2) defining when collateral is on or off balance sheet in securities lending transactions, and (3) clarifying that the change in fair value of reinvested collateral represents a separate risk and should be evaluated for other-than-temporary impairments. There were no securities on loan as of December 31, 2012, 2011 and 2010.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the IDOI requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company is liable for guaranty fund assessments related to certain unaffiliated life insurance companies that have become insolvent during the years 2012 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35R, “Guaranty Fund and Other Assessments”, guaranty fund assessment (“GFA”) liabilities and estimated premium tax credits as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are to be presented separately in the balance sheet. The majority of the GFA liability is ceded as a result of the Purchase Agreement.

The Company’s guaranty fund liability is $20,852,000 and $21,845,000 at December 31, 2012 and 2011, respectively. Amounts recoverable from reinsurers related to GFA liabilities are $19,529,000 at December 31, 2012 and $20,656,000 at December 31, 2011. The amount and period over which the GFA liabilities are expected to be paid varies by insolvency. Future premium tax recoveries total $1,209,000 and $1,078,000 at December 31, 2012 and 2011. Premium tax recoveries vary by state and range between five to twenty years.

Business Risks

The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in laws or regulations that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to whether future legislation might be enacted, or if enacted that would include provisions with possible negative effects on the Company’s life and annuity products.

15

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

3.	Accounting Policies

Investments

Investments are valued as prescribed by the NAIC and as required by the IDOI. All security transactions are recorded on a trade date basis. Investments are recorded on the following bases:

•

Fixed maturities – At cost, adjusted for amortization of premium or discount. Fixed maturities with NAIC designations of 6 are reported at the lower of amortized cost or fair value. Discount or premium on fixed maturities is amortized using the interest method on a retrospective basis. A yield to worst amortization method is used to take into consideration any fixed maturity call or sinking fund feature.

•

Loan-backed securities – Are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from the respective managers and the prepayment windows and/or cashflows were obtained from Bloomberg. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable are written down to the present value of expected cash flows to be received.

•

Investment in subsidiary – The Company’s investment in the common stock of its wholly owned insurance subsidiary is accounted and reported under the equity method as described in SSAP No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities”, and valued in accordance with section 3(ii) (D) of the NAIC Valuations Securities manual. Changes in the carrying value of such investments are reflected as unrealized gains or losses in capital and surplus.

•	Short-term investments – At cost or amortized cost.

•

Other invested assets – These balances consist of venture capital and real estate joint venture partnerships. They are carried at cost plus equity in undistributed earnings or losses for participants, net of a valuation allowance.

•

Contract loans are carried at the aggregate of the unpaid balance provided the unpaid balance does not exceed either cash surrender value of the policy or the policy reserves. The excess of the unpaid loan balance over the cash surrender value is nonadmitted and reflected as an unrealized capital loss.

•

Upon default or indication of potential default by an issuer of fixed maturity securities, other than mortgage-backed securities, the issue(s) of such issuer would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal year in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains (losses). The Company recorded $0 fixed maturity write-downs on securities other than loan-backed securities for the periods ended December 31, 2012, 2011 and 2010. All loan-backed and structured securities were reviewed to determine if there were any indications of potential for other than temporary impairment classification (“OTTI”).

16

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Where such an indication existed, cash flow and credit support analyses were performed. If it was determined that the Company was to receive less than 100% of contractual cash flows, the OTTI impact was measured and recorded in accordance with SSAP 43R Loan-Backed and Structured Securities. The Company recorded $279,000, $0 and $2,280,000, respectively, fixed maturity write-downs on loan-backed and structured securities for the periods ended December 31, 2012, 2011 and 2010.

Investment Income and Realized Gains and Losses

Investment income is recorded when earned. All investment income due and accrued amounts that are over 90 days past due, are excluded from surplus. The Company had no investment income due and accrued that was over 90 days past due at December 31, 2012, 2011 and 2010.

Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the IMR and write-downs are credited or charged to income, net of applicable federal income tax. Unrealized gains and losses, including changes in real estate-related reserves, are credited or charged to surplus, net of deferred tax.

Securities Lending

The Company has entered into a securities lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the fair value of domestic loaned securities and 105% of the fair value of foreign loaned securities.

The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in overnight repurchases in U.S. governmental and Agency securities. Income earned from the securities lending arrangement is shared 25% and 75% between the lending agent and the Company, respectively. Income earned by the Company was approximately $12,000, $2,000 and $3,000 in 2012, 2011 and 2010, respectively. There were no securities on loan as of December 31, 2012 and 2011.

Income and Expenses

Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of premiums and annuity considerations, investment income and policy charges and fees. Expenses consist of benefits, changes in aggregate reserves and policy maintenance costs.

Life and interest-sensitive life insurance contract premiums are recognized as income when due, while annuity contract premiums are recognized as income when received. Expenses, including acquisition costs related to acquiring new and renewal business, such as commissions, are charged to operations as incurred.

Policy Liabilities and Other Policyholders’ Funds

Liabilities for policy reserves on annuity contracts are calculated based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Interest crediting rates under the contracts’ accumulation periods range from 2.15% to 7.00%. Guarantee periods range from one to ten years with minimum interest rate guarantees ranging from 2.0% to 4.5%.

Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for

17

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

the majority of these contracts are calculated based on the 1980 Commissioner’s Standard Ordinary (“CSO”) table assuming interest rates ranging from 4.5% to 6.0%.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. Surrender values promised in excess of the legally computed reserves, if any, would be included as a component of reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding an additional one half of the net valuation premium for the modal period.

Separate Accounts Business

The assets of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders.

The assets and liabilities of the separate accounts are carried at the fair value of the underlying contracts. The difference between the fair values of the contracts, and their termination value, is recorded as a negative liability for transfers to separate accounts due or accrued. Changes in termination value of the contracts are recognized through the Company’s net loss from operations as a component of net transfers to (from) the separate accounts rather than directly to surplus. The assets are invested primarily in a series of mutual funds managed by DWS Investments, and other unaffiliated mutual fund managers.

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. An additional protection is the existence of a security trust. Several of the Company’s reinsurance contracts require that the reinsurer fund a trust, with the fair value of the assets at least equal to the book value of the statutory liabilities reinsured.

Federal Income Taxes

The Company has applied the NAIC Statement of Statutory Accounting Principles No. 101, “Income Taxes”. Income tax incurred is recognized by applying the enacted income tax law. Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred tax assets and liabilities are recognized as adjustments to surplus. Deferred tax assets are first subjected to a valuation allowance assessment and then are admitted to the extent they meet specific criteria but are limited to the amount of gross deferred tax assets expected to be reversed within a limited time period and adjusted surplus. The reversal and surplus limitation parameters in the admission tests are determined based on the risk-based capital levels.

The Company records interest and penalties related to income tax contingencies as a component of income tax expense.

18

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Nonadmitted Assets

Certain assets, designated as “nonadmitted assets”, have been excluded from the statutory statements of admitted assets, liabilities and capital and surplus through a direct charge against unassigned surplus.

Statement of Cash Flows

The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with maturity of one year or less when purchased, to be short-term investments.

4.	Investments

The components of investment income by type of investment for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands of dollars)	2012	2011	2010
Fixed maturities	$18,525	$20,328	$21,377
Contract loans	2,611	2,937	3,339
Cash, cash equivalents and short-term investments	65	40	57
Other	792	1,555	557

Gross investment income	$21,993	$24,860	$25,330
Less: Investment expenses	(1,394)	(1,297)	(725)

Net investment income	$20,599	$23,564	$24,605

In 2012, 2011 and 2010, the Company’s investment expenses included fees of approximately $244,000, $238,000 and $232,000, respectively, to Deutsche Investment Management Americas, Inc., a third party.

In 2012, 2011 and 2010, the Company’s investment expenses included fees of approximately $148,000, $123,000 and $112,000, respectively, to Zurich Investment Services Limited, an affiliate.

The Company also incurred investment fees in 2012, 2011 and 2010 of approximately $600,000, $689,000 and $489,000, respectively, to Zurich Global Investment Management (“ZGIM”), an affiliate of Zurich Insurance Group, Ltd.

The Company owns one low income housing tax credit (“LIHTC”) property, National Equity Fund. There are zero remaining years left of unexpired federal tax credits but the required holding period for the LIHTC investment is two years.

Realized Gains and Losses

Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities based on specific identification.

Realized investment gains and losses for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands of dollars)	2012	2011	2010
Fixed maturities	$1,361	$148	$2,253
Transfer to (from) interest maintenance reserve	(885)	(148)	(516)
Add: Tax impact from net realized gains and losses	(476)	495	1,227

	$-	$495	$2,964

19

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Impairment losses for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands of dollars)	2012	2011	2010
Fixed maturities	$(279)	$-	$(2,280)

	$(279)	$-	$(2,280)

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities, as of December 31, 2012 and 2011 are as follows:

(in thousands of dollars)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
2012
Fixed maturities
U.S. government	$85,714	$503	$(12)	$86,205
Other governments	970	20	-	990
Special revenue and special assessment obligations and all nonguaranteed obligations of agencies and authorities of governments and their political subdivisions	43,189	3,954	(119)	47,024
Industrial and miscellaneous (unaffiliated)	372,329	38,452	(532)	410,249

Total Fixed maturities	$502,202	$42,929	$(663)	$544,468

2011
Fixed maturities
U.S. government	$41,121	$1,112	$-	$42,233
Other governments	1,345	35	-	1,380
Special revenue and special assessment obligations and all nonguaranteed obligations of agencies and authorities of governments and their political subdivisions	26,668	3,022	-	29,690
Industrial and miscellaneous (unaffiliated)	367,518	32,716	(1,981)	398,253

Total Fixed maturities	$436,652	$36,885	$(1,981)	$471,556

Unrealized Losses on Fixed Maturities

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a monthly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. The Company believes that the prices of the securities in the sector identified in the tables below were temporarily depressed as of December 31, 2012 and 2011 due to the issuers’ continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, and management’s intent and ability to hold these securities for a period of time sufficient to allow for a recovery of fair value.

20

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Fair value and gross unrealized losses of fixed maturities as of December 31, 2012 and 2011 were as follows:

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than 12 Months
(in thousands of dollars)	Estimated Fair Value	Gross Unrealized Losses	Gross Estimated Fair Value	Estimated Unrealized Losses
2012
Fixed maturities
U.S. government	$8,270	$(12)	$-	$-
Special revenue and special assessment obligations and all nonguaranteed obligations of agencies and authorities of governments and their political subdivisions	7,676	(119)	-	-
Industrial and miscellaneous (unaffiliated)	5,939	(28)	5,083	(504)

Total Fixed maturities	$21,885	$(159)	$5,083	$(504)

2011
Fixed maturities
U.S. government	$-	$-	$-	$-
Special revenue and special assessment obligations and all nonguaranteed obligations of agencies and authorities of governments and their political subdivisions	-	-	-	-
Industrial and miscellaneous (unaffiliated)	25,068	(779)	4,565	(1,202)

Total Fixed maturities	$25,068	$(779)	$4,565	$(1,202)

As of December 31, 2012, fixed maturities represented 100% of the Company’s total unrealized loss amount, which was comprised of 17 securities. As of December 31, 2012, there was no security with a fair value less than 80% of the security’s amortized cost for greater than 12 continuous months.

Fixed maturities in an unrealized loss position for less than 12 months were comprised of 12 securities, of which 100%, or fair value $21,885,000, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

Fixed maturities in an unrealized loss position for greater than 12 months as of December 31, 2012, were comprised of 5 securities with a total fair value of $5,083,000. The unrealized loss of $504,000 relates to industrial and miscellaneous securities. The decline in fair value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses; watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. Fixed maturities, except mortgage-backed securities, classified as noninvestment grade (NAIC designation 3 or below) and for which it is determined that the collection of all contractual cash flows are not probable, are written down to fair value and a loss is recognized. Mortgage-backed securities with evidence of deterioration of credit quality for

21

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received.

Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company’s investment. Because the decline in fair value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be at maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2012.

Concentrations of Credit Risk

The Company is not exposed to any significant concentration of credit risk of a single or group non governmental issuer. Concentration of credit risk could exist when changes in economic, industry or geographic factors similarly affect groups of counter-parties whose aggregate credit exposure is material in relation to the Company’s total exposure.

Loan-Backed Securities

Prepayment assumptions for loan-backed securities were obtained from broker dealer survey values. These assumptions are consistent with the current interest rate and economic environment.

In accordance with SSAP No. 43R, effective July 1, 2009, loan-backed securities with fair value less than amortized cost and the Company (i) has the intent to sell the security, or (ii) inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value with the associated realized loss reported in net income. For the year ended, there were no loan-backed securities impaired due to intent to sell or inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received. Loan-backed securities impaired to their present value of projected cash flows that are still held as of December 31, 2012 consisted of the following:

(in thousands of dollars)

	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than- Temporary- Impairment	Amortized Cost After Other-Than- Temporary- Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
Cusip
46630JAQ2	$1,962	$1,419	$(543)	$1,419	$489	12/31/2009
46630JAQ2	1,419	303	(1,116)	303	549	6/30/2010
46630JAQ2	303	24	(279)	24	647	12/31/2012

	$3,684	$1,746	$(1,938)	$1,746	$1,685

In determining the impairments for loan-backed securities, a review of default rate, credit support and other key assumptions was made on the securities. Where it was determined that less than 100% of contractual cash flows would be received, the impairment was measured by discounting the projected cash flows and comparing that discounted cash flows to the amortized cost basis of the securities in accordance to SSAP 43R.

22

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

The roll-forward of the amount related to credit losses recognized in earnings in 2012 and 2011 were as follows:

2012
(in thousands of dollars)
Beginning balance of credit losses on debt securities	$(1,659)
Additions not previously recognized	-
Reduction for securities sold during the period	-
Impairment on intent to sell securities	-
Additional OTTI on previously impaired securities	(279)
Reductions for increases in cash flows expected to be collected	-

Ending balance for securities owned as of December 31, 2012	$(1,938)

2011
(in thousands of dollars)
Beginning balance of credit losses on debt securities	$(1,659)
Additions not previously recognized	-
Reduction for securities sold during the period	-
Impairment on intent to sell securities	-
Additional OTTI on previously impaired securities	-
Reductions for increases in cash flows expected to be collected	-

Ending balance for securities owned as of December 31, 2011	$(1,659)

Maturities of Fixed Maturities

The amortized cost and estimated fair value of fixed maturities, by contractual maturity, at December 31, 2012 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed securities provide for periodic payments throughout their life. As the stated maturities of such securities may not be indicative of actual maturities, the totals for mortgage-backed securities are shown separately.

(in thousands of dollars)	Amortized Cost	Estimated Fair Value
2012
Due in 1 year or less	$42,119	$42,593
Due after 1 year through 5 years	191,411	198,545
Due after 5 years through 10 years	61,431	71,751
Due after 10 years	46,944	61,173

	341,905	374,062
Mortgage-backed securities	160,297	170,406

	$502,202	$544,468

23

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Proceeds from sales of fixed maturities and gross realized gains (losses) on such sales and impairments for the years ended December 31, 2012, 2011, and 2010 are as follows:

(in thousands of dollars)	Gross Gains	Gross Losses	Proceeds
2012
Fixed maturities	$1,401	$(40)	$112,159
2011
Fixed maturities	$640	$(492)	$72,873
2010
Fixed maturities	$2,911	$(2,938)	$106,356
Fixed maturities with an amortized cost of approximately $3,465,000 and $3,467,000 were on deposit with regulatory authorities at December 31, 2012 and 2011, respectively, to satisfy regulatory requirements. The fair value of these securities was approximately $3,473,000 and $3,549,000 as of December 31, 2012 and 2011, respectively.

5.	Fair Value of Financial Instruments

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

•

Level 1:    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities, money market funds, certain mortgage backed securities, and exchange traded equity and derivative securities.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in nonactive markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

•

Level 3:    Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These measurements include circumstances in which there is little, if any, market activity for the asset or liability and reflect management’s own judgments about the assumptions a market participant would use in pricing the asset or liability.

24

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

At the end of each reporting period, the Company evaluates whether or not an event has occurred that would transfer any of these securities between Level 1 and Level 2. This policy also applies to transfers in and out of Level 3.

Assets and Liabilities Measured at Fair Value

The following tables provide information as of December 31, 2012 and December 31, 2011 about the Company’s financial assets and liabilities measured at fair value:

	2012
(in thousands of dollars)	Quoted Prices Active Markets for Identical Assets	Significant Observable Inputs Level	Significant Unobservable Inputs Level

Assets	Level 1	Level 2	Level 3	Total
Separate account assets	$2,571,119	$9,498,923	$6,453	$12,076,495

	$2,571,119	$9,498,923	$6,453	$12,076,495

Liabilities
Separate account liabilities	$-	$12,076,495	$-	$12,076,495

	$-	$12,076,495	$-	$12,076,495

	2011
(in thousands of dollars)	Quoted Prices Active Markets for Identical Assets	Significant Observable Inputs Level	Significant Unobservable Inputs Level

Assets	Level 1	Level 2	Level 3	Total
Separate account assets	$2,538,123	$5,114,878	$4,420,781	$12,073,782

	$2,538,123	$5,114,878	$4,420,781	$12,073,782

Liabilities
Separate account liabilities	$-	$12,073,782	$-	$12,073,782

	$-	$12,073,782	$-	$12,073,782

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the open-ended mutual funds are included in Level 1. The open-ended mutual funds are valued at the net asset values of the respective portfolios as of December 31, 2012. There are no restrictions on purchases or sales of these open-ended mutual funds. The privately managed funds assets are categorized in Level 2 or 3 based on the following classifications of the portfolio of investments which support each privately managed fund. The bonds are classified into Level 1, 2 or 3, based on the availability of quoted prices or valuation techniques utilized. The short-term investments are included in Level 1. The investment income due and accrued amount is allocated to the same level as the associated security for which it is due. The stable value asset is categorized as Level 2. Level 2 investments are priced using quoted market prices as an input. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Company had no transfers between Level 1 and Level 2 of the fair value hierarchy for the years ended December 31, 2012 and 2011.

25

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Changes in Level 3 Assets Measured at Fair Value

The following table summarizes the changes in assets classified as Level 3 for the years ended December 31, 2012 and 2011. Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs:

	2012
(in thousands of dollars)	Beginning Fair Value	Total Gains/ (Losses) Included in Net Income	Purchases	Sales	Transfer out of Level 3		Ending Fair Value
Separate account assets	$4,420,781	$306,210	$6,153	$(2,113,803)	$(2,612,888	)(1)	$ 6,453

	2011
(in thousands of dollars)	Beginning Fair Value	Total Gains/ (Losses) Included in Net Income	Purchases/ Issuance and Sales/ Settlements, Net	Transfer out of Level 3		Ending Fair Value
Separate account assets	$4,433,138	$278,540	$(290,897)	$-	(1)	$4,420,781

(1)	Net transfers out of Level 3 were primarily the result of the restructure of the divisions to eliminate certain separate account assets which were by nature Level 3 classification.

Fair Values of Financial Instruments and its Levels within Fair Value Hierarchy

The following table provides information as of December 31, 2012 about the fair values and admitted values of the Company’s financial instruments and its levels within the fair value hierarchy:

(in thousands of dollars)
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed maturities	$544,468	$502,202	$108,380	$416,836	$19,253	$-
Cash, Cash Equivalents and Short-Term Investments	32,478	32,478	32,478	-	-	-

Total Assets	$576,946	$534,680	$140,858	$416,836	$19,253	$-

Methods and Assumptions to Estimate Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2012 and 2011:

Fixed maturities

The estimated fair values of fixed maturities is valued in accordance with the NAIC’s Purposes and Procedures Manual of the Securities Valuation Office (“SVO”). In those instances where fair value is not available from the SVO then fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of fair value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.

Contract Loans

The carrying amounts of these items approximate fair market values because interest rates are generally variable and based on current market rates.

Cash, Cash Equivalents and Short-term Investments

The carrying amounts of these items approximate fair value.

26

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Separate Accounts

The separate accounts assets are carried at fair value based on the reported net asset value (NAV) per share of the respective portfolios at December 31, 2012. Accumulation values are computed daily based on the change in fair market value of the NAV of the subaccount less mortality and expense risk charges for the subaccount. The carrying amounts of the separate accounts liabilities are a reasonable estimate of their fair value.

The carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2012 and 2011 were as follows:

(in thousands of dollars)	2012		2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial instruments recorded as assets
Fixed maturities	$502,202	$544,468	$436,652	$471,556
Contract loans	65,106	65,106	64,544	64,544
Cash, cash equivalents and short-term investments	32,478	32,478	32,359	32,359
Separate account assets	12,076,495	12,076,495	12,073,782	12,073,782
Financial instruments recorded as liabilities
Separate account liabilities	12,076,495	12,076,495	12,073,782	12,073,782

6.	Income Taxes

Components of Deferred Tax Assets (“DTAs”) and Deferred Tax Liabilities (“DTLs”) at December 31, 2012 and 2011, as well as changes herein, comprise the following components:

(in thousands of dollars)	2012
	Ordinary	Capital	Total
Gross deferred tax assets	$39,045	$1,419	$40,464
Statutory valuation allowance adjustment	-	-	-

Adjusted gross deferred tax assets	39,045	1,419	40,464
Deferred tax assets nonadmitted	38,291	1,419	39,710

Subtotal net admitted deferred tax asset	754	-	754
Deferred tax liabilities	754	-	754

Net admitted deferred tax asset	$-	$-	$-

(in thousands of dollars)	2011
	Ordinary	Capital	Total
Gross deferred tax assets	$38,990	$1,406	$40,396
Statutory valuation allowance adjustment	-	-	-

Adjusted gross deferred tax assets	38,990	1,406	40,396
Deferred tax assets nonadmitted	27,496	1,406	28,902

Subtotal net admitted deferred tax asset	11,494	-	11,494
Deferred tax liabilities	648	-	648

Net admitted deferred tax asset	$10,846	$-	$10,846

27

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

``(in thousands of dollars)	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$55	$13	$68
Statutory valuation allowance adjustment	-	-	-

Adjusted gross deferred tax assets	55	13	68
Deferred tax assets nonadmitted	10,795	13	10,808

Subtotal net admitted deferred tax asset	(10,740)	-	(10,740)
Deferred tax liabilities	106	-	106

Net admitted deferred tax asset	$(10,846)	$-	$(10,846)

The SSAP No. 101 admission calculation components at December 31, 2012 and 2011 are as follows:

(in thousands of dollars)	2012
	Ordinary	Capital	Total
(a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$-	$-	$-
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized After Application of the Threshold Limitation	-	-	-
(b.i) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	-	-	-
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.			25,290
(c) Adjusted Gross Deferred Tax Assets Offset by Gross Deferred Tax Liabilities.	754	-	754

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101.	$754	$-	$754

Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount.			990%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation			$169,835

(in thousands of dollars)	2011
	Ordinary	Capital	Total
(a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$-	$-	$-
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized After Application of the Threshold Limitation	10,846	-	10,846
(b.i) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	10,846	-	10,846
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.			25,602
(c) Adjusted Gross Deferred Tax Assets Offset by Gross Deferred Tax Liabilities.	648	-	648

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101.	$11,494	$-	$11,494

28

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount.	832%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$162,743

(in thousands of dollars)	Change
	Ordinary	Capital	Total
(a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$-	$-	$-
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized After Application of the Threshold Limitation	(10,846)	-	(10,846)
(b.i) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	(10,846)	-	(10,846)
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.			(312)
(c) Adjusted Gross Deferred Tax Assets Offset by Gross Deferred Tax Liabilities.	106	-	106

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101.	(10,740)	$-	(10,740)

Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount.			158%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation			$7,092

The impact of Tax Planning Strategies at December 31, 2012 and 2011 includes:

	2012
	Ordinary	Capital	Total
Adjusted gross DTAs
(% of total adjusted gross DTAs)	0.0%	0.0%	0.0%
Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	0.0%	0.0%	0.0%

	2011
	Ordinary	Capital	Total
Adjusted gross DTAs
(% of total adjusted gross DTAs)	0.0%	0.0%	0.0%
Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	0.0%	0.0%	0.0%

	Change
	Ordinary	Capital	Total
Adjusted gross DTAs
(% of total adjusted gross DTAs)	0.0%	0.0%	0.0%
Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	0.0%	0.0%	0.0%

29

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

The Company is currently recognizing all deferred tax liabilities.

Current income taxes incurred consist of the following major components for the years ended December 31, 2012 and 2011:

(in thousands of dollars)	2012	2011	Change
Federal	$(8,642)	$(7,106)	$(1,536)
Foreign	-	-	-

Subtotal	(8,642)	(7,106)	(1,536)
Federal Income tax on net capital gains	477	(495)	972
Utilization of capital loss carry-forwards	-	-	-
Other	-	-	-

Federal and foreign income taxes incurred	$(8,165)	$(7,601)	$(564)

As of December 31, 2012 and 2011, the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

(in thousands of dollars)	2012	2011	Change
Deferred Tax Assets
Ordinary
Life insurance reserves	$11,870	$12,452	$(582)
Deferred acquisition costs	20,631	20,388	243
Nonadmitted assets	2,990	2,348	642
Compensation and benefits accrual	972	807	165
Tax credit carryforward	2,543	2,825	(282)
Other	39	170	(131)

	39,045	38,990	55
Statutory valuation allowance adjustment	-	-	-
Nonadmitted deferred tax assets	38,291	27,496	10,795

Admitted ordinary deferred tax assets	754	11,494	(10,740)

Capital
Unrealized losses	-	-	-
Fixed Maturity write-downs	1,330	1,232	98
Partnerships	89	174	(85)
Other	-	-	-

	1,419	1,406	13
Statutory valuation allowance adjustment	-	-	-
Nonadmitted deferred tax assets	1,419	1,406	13

Admitted capital deferred tax assets	-	-	-

Admitted deferred tax assets	754	11,494	(10,740)

Deferred tax liabilities
Ordinary
Market discount on bonds	754	648	106
Depreciation/amortization	-	-	-
Other	-	-	-

Total deferred tax liabilities	754	648	106

Net admitted deferred tax assets/liabilities	$-	$10,846	$(10,846)

30

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

The change in net deferred income taxes, net of any valuation allowance, is composed of the following:

(in thousands of dollars)	2012	2011	Change
Total deferred tax assets	$40,464	$40,396	$68
Total deferred tax liabilities	754	648	106

Net deferred tax asset	$39,710	$39,748	(38)

Tax effect of unrealized (gains) losses			-

Change in net deferred income tax benefit (charge)			$(38)

Reconciliation of Federal Income Tax Rate to Actual Effective Rate

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate at 35% to income before income taxes. The significant items causing this difference are as follows:

(in thousands of dollars)	2012	2011	2010
Provision computed at statutory rate	$(4,369)	$(4,934)	$(2,944)
Amortization of interest maintenance reserve	(55)	(2)	45
Separate accounts dividend received deduction	(1,761)	(1,245)	(1,870)
Ceding commission included in surplus	(577)	(825)	(1,058)
Nonadmitted assets	(641)	(1,894)	(163)
Other	(725)	(474)	(786)

	$(8,128)	$(9,374)	$(6,776)

Federal income tax incurred	$(8,642)	$(7,105)	$(12,477)
Tax on capital gains (losses)	476	(495)	(1,227)
Less: Change in net deferred income tax	38	(1,774)	6,928

Total statutory income taxes	$(8,128)	$(9,374)	$(6,776)

As of December 31, 2012 the Company did not have any operating loss carryforwards.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2012	$-
2011	-
2010	-
Deposits admitted under IRC §6603	None

The Company’s federal income tax return is consolidated with the following entities, with Zurich Holding Company of America, Inc. as the parent:

American Guarantee and Liability Insurance Company	Vehicle Dealer Solutions, Inc. Zurich Agency Services, Inc.
American Zurich Insurance Company	Zurich Alternative Asset Management, LLC
Assurance Company of America	Zurich American Insurance Company
Colonial American Casualty & Surety Company	Zurich American Insurance Company of Illinois
Empire Fire and Marine Insurance Company	Zurich American Corporation

31

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Empire Indemnity Insurance Company Fidelity & Deposit Company of Maryland Maryland Casualty Company	Universal Underwriters Service Corporation Zurich American Life Insurance Company of New York
Maunalua Associates, Inc.	Zurich CZI Management Holding, Ltd.
Northern Insurance Company of New York	Zurich E & S Insurance Brokerage, Inc.
South County Services Company Inc.	Zurich F & I Reinsurance T & C Limited
Steadfast Insurance Company	Zurich Finance (USA), Inc.
The Zurich Services Corporation	Zurich Global, Ltd.
Universal Underwriters Insurance Company	Zurich Global Investment Management Inc.
Universal Underwriters Insurance Services, Inc.	Zurich Holding Company of America, Inc. Zurich Latin America Corporation
Universal Underwriters Life Insurance Company	Zurich Realty, Inc. Zurich Warranty Solutions, Inc.
Universal Underwriters of Texas Insurance Company

A written agreement sets out the method of allocating tax between the companies. In general, the allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the member’s apportioned tax liability in accordance with the tax sharing agreement.

The Company’s significant tax jurisdiction is U.S. Federal tax. The statutes of limitations for all tax returns through the year ended December 31, 2006 are closed. During the second quarter of 2012, ZHCA executed Form 870-AD, concluding its audit settlement with the Appeals Division of the IRS with respect to tax years 2005 and 2006. During the fourth quarter of 2012, ZHCA reached a settlement in principle with the Appeals Division of the IRS with respect to tax years 2007 and 2008 and is in the process of determining additional taxes due. Audits covering tax years 2009 and 2010 are expected to conclude on an agreed basis by June 30, 2013. The Company believes the ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company’s financial position; however, it is possible the effect could be material to the Company’s results of operations for an individual future reporting period.

The Company did not accrue any interest and penalties related to income tax contingencies.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

7.	Information Concerning Parent, Subsidiaries and Affiliates

On September 2, 2010, the Company established a new subsidiary, Zurich American Life Insurance Company of New York (“ZALICONY”). The carrying value of ZALICONY as of December 31, 2012 and 2011 is $20,939,000 and $21,118,000, respectively. The Company has entered into reinsurance agreements and a related party services agreement with ZALICONY.

On October 15, 2012, the Board of Directors of ZAC, the Company’s parent, approved a $20,000,000 cash capital contribution to the Company. The contribution was received on October 19, 2012.

32

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

At December 31, 2012 and 2011, the Company reported the following amounts due from or to related parties:

(in thousands of dollars)	2012	2011
Universal Underwriters Life Insurance Company	$-	$242
Zurich American Life Insurance Company of New York	116	129
ZFUS Services LLC	-	10
Centre Group Holdings (US) Limited	87	-

Receivable from related party	$203	$381

Zurich American Insurance Company	(4,331)	(5,397)
Farmers New World Life Insurance Company	(105)	(376)
Universal Underwriters Insurance Company	-	(1)
ZFUS Services LLC	(106)	-
Universal Underwriters Life Insurance Company	(2)	-

Payable to related party	$(4,544)	$(5,774)

Net payable to related party	$(4,341)	$(5,393)

For the years 2012, 2011 and 2010, the Company incurred the following amounts of expense in association with services provided by related parties:

(in thousands of dollars)	2012	2011	2010
ZFUS Services LLC	$6,610	$14,745	$13,212
Farmers New World Life Insurance Company	1,262	2,832	2,523
Centre Group Holdings (US) Limited	117	369	3,374

	$7,989	$17,946	$19,109

Related party receivables and payables are settled as provided in its agreements, generally within 45 days from date of invoice.

The Company has a service agreement with Benefit Finance Partners, LLC (BFP; BFP is 50% owned by the Company’s affiliate Zurich Benefit Finance LLC (ZBF) and 50% owned by Bancorp Services, L.L.C. (Bancorp)) under which BFP is responsible for certain administrative functions on certain of the Company’s private placement variable life insurance policies.

The Company has a Stable Value Protection Option Master Agreement (whereby the Company is acting on behalf of the sub-divisions of the Stable-Value-Protected Divisions of the ZALICO Variable Series I Separate Account) with its affiliate Zurich Insurance Company (ZIC) acting through its Bermuda Branch Office (ZIBB).

The Company has a service agreement with Bancorp and its affiliate ZBF under which Bancorp is responsible for certain administrative functions on certain of the Company’s private placement variable life insurance policies.

The Company has a technology support agreement with its affiliate ZBF under which the Company appointed ZBF to be the product technology support provider in the administration of certain private placement variable life insurance policies issued by the Company.

The Company has a license and service agreement with Bancorp and its affiliate ZBF governing the terms and conditions under which certain technology may be used in the administration of certain private placement variable life insurance policies issued by the Company.

33

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

The Company has a Real Estate Advisory Agreement with its affiliate Zurich Global Investment Management Inc. (ZGIM), under which ZGIM may provide certain services on real estate activities to the Company on an ongoing basis.

The Company has a service agreement with its affiliate ZIC for ZIC to perform administrative services reasonably necessary in the ordinary course of business.

The Company has an investment advisory service agreement with its affiliates, ZGIM and Zurich Investment Services Limited (ZISL), for ZGIM and ZISL to perform investment advisory services reasonably necessary in the ordinary course of business.

The Company is a consenting party to an Investment Sub-Advisory Services Agreement between its affiliates ZGIM and ZIC in order for ZGIM to avail itself of certain centralized services provided by Zurich Group Investments, a business unit of ZIC.

The Company has a customer service level overview agreement with its affiliate, ZFUS Services, LLC (ZFUS).

The Company has a service agreement with its affiliate, ZFUS, for ZFUS to provide management, administrative, and general services.

The Company has a service agreement with its affiliate, FNWL, for FNWL to perform administrative services reasonably necessary in the ordinary course of business, including but not limited to data processing, financial services, investment services, and certain other services as deemed necessary.

The Company has a paymaster agreement with MI Administrators, LLC, wherein MI Administrators, LLC acts an agent for the transfer of funds on behalf of the affiliated parties to the agreement for the costs and employees shared by the parties.

The Company has a service agreement with its affiliate, Zurich American Insurance Company (ZAIC), for ZAIC to perform administrative services reasonably necessary in the ordinary course of business, including but not limited to data processing, financial services, investment services, and certain other services as deemed necessary.

The Company has a service agreement with its affiliate Disability Management Services, Inc. (DMS), pursuant to which DMS may provide to the Company certain claim administration and related services.

The Company has a service agreement with its subsidiary, Zurich American Life Insurance Company of New York (ZALICONY) for the Company to perform administrative services reasonably necessary in the ordinary course of business, including but not limited to data processing, financial services, investment services, and certain other services as deemed necessary.

The Company has a principal underwriter agreement with BFP Securities, LLC (BFPS), a wholly-owned subsidiary of its affiliate, BFP, in which BFPS is the principal underwriter for a closed block of the Company’s variable, fixed and market value-adjusted annuities.

The Company has a services agreement with BFPS under which BFPS provides certain services for the distribution of the Company’s private placement variable life insurance and variable annuity policies.

The Company has a service agreement with its affiliate, Zurich Life Insurance Company Ltd (ZLIC) for the Company to provide referral and other administrative services for ZLIC.

34

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

8.	Life Reserves

Reserves for Life Contracts and Deposit-Type Contracts

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. The Company reserves for surrender values promised in excess of the legally computed reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding, in addition, one half of the net valuation premium for the modal period.

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formulas in accordance with the NAIC Annual Statement Instructions.

For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company’s universal life policies with secondary guarantees (“SGUL policies”) inforce at December 31, 2012, were calculated under Actuarial Guideline 38 (“AG38”), paragraph 8.C., which takes into account the shadow accounts used for the lapse protection. In addition, a single deterministic projection was run as required in AG38 paragraph 8.D., which was required for policies issued through December 31, 2012. This is a gross premium valuation using best estimate assumptions plus conservative margins; the asset assumptions include limitations with respect to the particular assets and asset yields. For December 31, 2012, the reserves were based on AG38 paragraph 8.D. The Company’s reserves for these policies were $18,368,000 and $8,589,000 as of December 31, 2012 and 2011, respectively. The Net Amount at Risk (NAR) in excess of $300,000 is ceded to ZIC.

Variable Annuities with Guaranteed Living Benefits

The Company’s variable annuities with guaranteed living benefits at December 31, 2012 and 2011 are as follows:

(in thousands of dollars)	Guaranteed Living Benefits
	Subjected Account Value	Amount of Reserve Held – Net	Reinsurance Reserve Credit
Benefit and Type of Risk
December 31, 2012
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$1,388,303	$23,929	$1,339,553
December 31, 2011
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$1,364,441	$24,905	$1,483,670

Note:     GRIB base is greatest of account value, greatest anniversary value or net deposits accumulated at 5%.

35

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Effective December 31, 2009, the Company adopted the Actuarial Guideline XLIII reserve basis. This change in reserve methodology was included in the Company’s Life and annuity reserves as shown on page 3 of these financial statements with no impact to the net retained reserve. The December 31, 2012 reserves for GMDB and GRIB meet the requirements of Actuarial Guideline XLIII. The Company also calculates the GMDB and GRIB reserves using the Actuarial Guideline XXXIII/Actuarial Guideline XXXIV reserve basis, and holds the higher of the two reserves basis in Exhibit 5 of the Annual Statement.

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31, 2012 and 2011 were as follows:

(in thousands of dollars)
2012	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With fair value adjustment	$115,303	$13,646	$-	$128,949	2.11%
2. At book value less surrender charge of 5% or more	8,735	-	-	8,735	0.14%
3. At fair value	-	-	2,325,336	2,325,336	38.07%

4. Total with adjustment or at market value (total of 1 through 3)	124,038	13,646	2,325,336	2,463,020	40.32%
5. At book value without adjustment (minimal or no charge or adjustment)	1,683,161	-	-	1,683,161	27.56%
B. Not subject to discretionary withdrawal	1,957,201	-	4,551	1,961,752	32.12%

C. Total (gross: direct + assumed)	3,764,400	13,646	2,329,887	6,107,933	100.00%

D. Reinsurance Ceded	(3,411,613)	-	-	(3,411,613)

E. Total (net) * (C)-(D)	$352,787	$13,646	$2,329,887	$2,696,320

36

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

(in thousands of dollars)
2011	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With fair value adjustment	$124,954	$15,528	$-	$140,482	2.25%
2. At book value less surrender charge of 5% or more	9,989	-	-	9,989	0.16%
3. At fair value	-	-	2,314,744	2,314,744	37.09%

4. Total with adjustment or at market value (total of 1 through 3)	134,943	15,528	2,314,744	2,465,215	39.50%
5. At book value without adjustment (minimal or no charge or adjustment)	1,693,139	-	-	1,693,139	27.14%
B. Not subject to discretionary withdrawal	2,077,165	-	4,937	2,082,102	33.36%

C. Total (gross: direct + assumed)	3,905,247	15,528	2,319,681	6,240,456	100.00%

D. Reinsurance Ceded	(3,570,565)	-	-	(3,570,565)

E. Total (net) * (C)-(D)	$334,682	$15,528	$2,319,681	$2,669,891

Reconciliation of total annuity actuarial reserves and deposit fund liabilities as of December 31, 2012 and 2011 were as follows:

(in thousands of dollars)	2012	2011
Life and accident and health annual statement
Annuities (excluding supplementary contracts)	$147,957	$146,391
Supplementary contracts with life contingencies	198,072	182,572
Liability for deposit-type contracts	6,758	5,720

Total annuity and deposit-type contracts	352,787	334,683

Separate accounts annual statement
Annuities (excluding supplementary contracts)	2,338,983	2,330,271
Supplementary contracts including life contingencies	3,028	3,104
Liability for deposit-type contracts	1,523	1,833

Total separate accounts	2,343,534	2,335,208

Total annuity actuarial reserves and deposit-type contract liabilities	$2,696,321	$2,669,891

9.	Reinsurance

The Company has assumed and ceded business using yearly renewable term contracts, accidental death and disability contracts and coinsurance contracts. The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded and is not relieved of its obligations to the extent any reinsurer does not meet its obligation to the Company.

37

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

PLICO

The initial ceding commission on the coinsurance agreement with PLICO was $120 million. This initial ceding commission was not transferred to the Company from PLICO, but rather was withheld from the investment assets transferred from the Company to PLICO as part of the transferred coinsurance assets. This initial ceding commission, net of tax, and the IMR related to the transferred coinsurance assets reflected in surplus are being amortized into operations. Amortization of the initial ceding commission was approximately $0.7 million, $1.0 million and $1.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization of the IMR related to the transferred coinsurance assets was approximately $0.9 million, $1.3 million and $1.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

As part of the coinsurance agreement with PLICO (Note 1), most reinsurance agreements with outside reinsurers were novated to PLICO as part of the Purchase Agreement. As of December 31, 2012 and 2011, the Company’s separate account assets subject to the coinsurance agreement with PLICO were approximately $1.1 billion and $1.1 billion, respectively.

Farmers New World Life

The Company entered into a modified coinsurance agreement on December 1, 2003 with an affiliate, Farmers New World Life (“FNWL”). FNWL is a Washington domiciled stock life insurance company. Initially, the Company assumed all existing nonqualified individual flexible payment fixed deferred (“NQ-FPDA”) and nonqualified individual single premium fixed deferred (“NQ-SPDA”) annuities from FNWL. In exchange, the Company paid an initial ceding commission of $36.5 million. No portion of the assets constituting the consideration was transferred to the Company. Effective December 1, 2012, FNWL recaptured this block of business and paid a recapture fee of $18,154,000 to the Company. The reserve balances under this modified coinsurance agreement were approximately $0 and $653.5 million as of December 31, 2012 and 2011, respectively.

FLA

As of December 31, 2012 and 2011, the reinsurance reserve credit from FLA related to fixed-rate annuity liabilities ceded to FLA amounted to approximately $128.5 million and $134.5 million, respectively.

Transamerica Re

The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 was ceded to Transamerica Re. As of December 31, 2012 and 2011, the reinsurance reserve credit related to reinsuring the net amount at risk on these contracts amounted to approximately $215.7 million and $248.9 million, respectively.

ZIC

On November 17, 2006, the Company entered into a reinsurance agreement (the “ZIC Agreement”) with ZIC, an affiliate. The Company ceded 100% of the net amounts at risk for

38

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

GMDB and GRIB related to the Company’s DESTINATIONS contracts issued from May 1, 2000 through February 28, 2003. In accordance with Section 131.20a of the Illinois Insurance Code (the “Code”), the Company submitted Form D-1, reporting a proposed reinsurance contract and requested approval of the contract and the Form D-1 filing under Section 174 of the Code. In connection with the Form D-1 filing, the IDOI approved the transaction on November 3, 2006, as submitted by the Company, which incorporated pro forma accounting treatment including reserve credits proposed under the reinsurance contract. In addition, the IDOI approved the reserve credit calculation methodology and the accounting as prescribed.

The Company’s most significant policy risks prior to the ZIC Agreement were the GMDB and GRIB risks. The net amount at risk for the GMDB is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For GRIB, the net amount at risk is defined as the current guaranteed annuitization benefit, in excess of the current account balance at the balance sheet date. As a result of the ZIC Agreement, the Company ceded $713,055,000 of GMDB net amount at risk and $683,889,000 of GRIB net amount at risk at December 31, 2012 and $813,875,000 of GMDB net amount at risk and $784,178,000 of GRIB net amount at risk at December 31, 2011.

The ceding premium paid to ZIC in exchange for reinsurance of GMDB and GRIB net amounts at risk for contracts issued after April 30, 2000 was $1,008,700,000. In addition, the ZIC Agreement called for the Company to pay interest of 5.25% on the initial ceding premium from September 1, 2006 until the effective date of the ZIC Agreement. The interest paid, in accordance with the ZIC Agreement, was $11,090,000.

On December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected. Interest accrued from the effective date of the Amendment to December 23, 2008 at an annual rate of 5.25% was paid in the amount of $1,438 along with the premium on December 23, 2008.

Further, the Company and ZIC have entered into reinsurance agreements covering the Company’s individual life and group life, accidental death and disability businesses (“Additional ZIC Agreements”).

Pursuant to the ZIC Agreement and the Additional ZIC Agreements, ZIC established a security trust account for the exclusive benefit of the Company. The Bank of New York is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit assumed by ZIC. At December 31, 2012 and December 31, 2011, 102% of the statutory reserve credit assumed by ZIC was $1,478,963,000 and $1,582,321,000, respectively. The associated letters of credit and trust asset balances at December 31, 2012 and December 31, 2011, were $1,604,534,000 and $1,670,045,000, respectively.

ZIBB

The Company entered into a reinsurance treaty with ZIBB, an affiliate, in June 2002. A trust account (the “ZIBB Reinsurance Trust” or the “Trust”) was established as security for three reinsurance agreements which include the Second Amended and Restated Group Variable Life Program Yearly Renewable Term Reinsurance Agreement, the Second Amended and Restated Individual Variable Life Program Yearly Renewable Term Reinsurance Agreement and the

39

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Amended and Restated Group Variable Life Program 2000 Yearly Renewable Term Reinsurance Agreement. State Street Bank is the “Trustee”, Fund Accountant and Custodian. At December 31, 2012 and December 31, 2011, reinsurance recoverables totaling approximately $376.5 million and approximately $307.4 million, respectively, were secured by the Trust, which was supported by cash and invested assets with a fair value of approximately $437.3 million and $360.2 million at December 31, 2012 and 2011, respectively.

As of December 31, 2012, 2011 and 2010, amounts associated with reinsurance assumed from affiliated insurance companies for life and annuity products were as follows:

(in thousands of dollars)	2012	2011	2010
Premiums assumed from affiliated insurance companies	$14,411	$26,801	$43,590

Benefits assumed from affiliated insurance companies	$51,928	$61,510	$62,681

As of December 31, 2012, 2011 and 2010, amounts associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2012	2011	2010
Reserves ceded to affiliated insurance companies	$1,472,975	$1,567,615	$1,249,378
Reserves ceded to unaffiliated insurance companies	2,379,451	2,458,116	2,440,524

Total reserves ceded	$3,852,426	$4,025,731	$3,689,902

Premiums ceded to affiliated insurance companies	$229,309	$275,468	$199,104
Premiums ceded to unaffiliated insurance companies	107,610	94,633	86,696

Total premiums ceded	$336,919	$370,101	$285,800

Benefits ceded to affiliated insurance companies	$156,942	$248,420	$265,294
Benefits ceded to unaffiliated insurance companies	390,546	379,351	422,733

Total benefits ceded	$547,488	$627,771	$688,027

Such amounts related to life insurance in force at December 31, 2012 and 2011 were as follows:

(in thousands of dollars)	2012	2011
Direct and assumed	$60,024,095	$59,834,500

Ceded to
Affiliated insurance companies	$48,300,715	$47,987,442
Unaffiliated insurance companies	1,578,988	1,684,282

Total ceded	$49,879,703	$49,671,724

40

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

10.	Capital and Surplus

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the IDOI is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the IDOI. Due to the fact that statutory unassigned surplus is also negative; the Company cannot pay a regular dividend in 2013. No cash dividends were paid in 2012 or 2011.

11.	Retirement Plans and Other Postretirement Benefit Plans

Consolidated/Holding Company Plans

In 2004, the Company began participating in a qualified, noncontributory defined benefit pension plan, which is sponsored by an affiliated entity, Farmers Group, Inc. (“FGI”). Effective January 1, 2009 the Company transitioned to a Cash Balance Program. However, vested employees who were age 40 and over or who had 10 or more years of service as of December 31, 2008 were “grandfathered” in the previous Pension Program. This approach helps employees closer to retirement to maintain the full value of their anticipated pension benefit. Benefits under the Pension Program are based on an employee’s years of service and compensation during the last five years of employment. The FGI funding policy is to make sufficient contributions to the pension plan to fully provide for employees’ benefits at the time of retirement. Under the Cash Balance Program, FGI makes regular contributions to the employee’s account. The amount of these contributions is based on a percentage of an employee’s base pay and will vary depending on an employee’s age and length of service.

In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

The Company has no legal obligation for benefits under these plans. FGI charges the affiliate, FNWL, an allocated share of such contributions based on characteristics of the population of plan participants. These charges are then included in the overhead and administrative charges paid by the Company to FNWL. The Company has no pension plan liability as of December 31, 2012 and 2011. The Company’s share of pension costs was approximately $0, $0 and $311,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Defined Contribution Plans

Effective January 1, 2009 the Company transitioned from a deferred profit sharing plan to a 401(k) Savings Plan which includes a dollar-for-dollar Company match up to 6% of employees’ earned base pay. All employees, including new hires, are vested in the 401(k) Savings Plan immediately. The cost to the Company for the 401(k) Savings Plan is included in the overhead and administrative charges paid by the Company to FNWL. The Company’s contribution to the 401(k) Savings Plan totaled $0 and $2,000 for the year ended December 31, 2012 and 2011, respectively.

12.	Separate Accounts

General Nature and Characteristics of Separate Accounts Business

The assets and liabilities of the Company’s Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding flexible payment, individual and group, variable annuity contracts, market value adjusted deferred annuity contracts, variable supplemental contracts and individual and group variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders.

41

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

The Company receives fees from the Separate Accounts which consist of charges for mortality and expense risk, certain minimum guaranteed death benefits, certain guaranteed retirement benefits, record maintenance fees and other administrative charges. The Company also retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the Separate Accounts are carried at current market value, which is based on upon the closing bid price, net asset value. The negative liability for transfers to Separate Accounts due or accrued represents CARVM.

The assets and liabilities of the Separate Accounts are carried at fair value, which is based upon the net asset value, at December 31, 2012 and 2011.

The Company has marketed non-registered individual and group variable BOLI contracts and a series of individual variable life contracts. The Company received approximately $0.9 million, $0.6 million and $2.1 million of renewal premium on existing BOLI contracts during 2012, 2011 and 2010, respectively. This business impacted premiums, separate accounts fees, net transfers to separate accounts, insurance taxes, licenses and fees and income tax expense. The BOLI products also have premium tax and deferred acquisition costs (“DAC”) tax expense load charges which are deducted from the contract holder’s premiums to compensate the Company for premium taxes and DAC tax expenses incurred by the Company related to the BOLI products. No commissions are paid on BOLI product sales.

Separate accounts fees and miscellaneous income were comprised of the following for the years ended December 31, 2012, 2011 and 2010:

(in thousands of dollars)	2012	2011	2010
Separate accounts fees on non BOLI variable life and annuities	$12,971	$11,947	$13,569
BOLI cost of insurance charges and fees[1]	222,679	273,996	197,951
BOLI tax benefits[2]	(315)	(498)	(845)

Total separate accounts fees and miscellaneous income	$235,335	$285,445	$210,675

(1)	The Company ceded approximately $223.7 million, $274.4 million and $199.1 million of such charges, as a reduction to premiums, to a Zurich affiliated company, ZIBB, during 2012, 2011 and 2010, respectively.

(2)	The Company paid approximately $0.3 million, $0.5 million and $0.8 million in DAC tax allowances to ZIBB in 2012, 2011 and 2010, respectively, for certain contracts in which the DAC tax loads received by the Company are collected over time as opposed to receiving the entire load up front.

Under statutory accounting, transfers to the separate accounts are reported net of premium and DAC tax loads. There is a corresponding offset to the premium tax load in insurance taxes, licenses and fees.

42

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

Information regarding the reserves included in the separate accounts of the Company as of December 31, 2012 were as follows:

(in thousands of dollars)	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2012	$357	$-	$92,768	$93,125

Reserves at December 31, 2012	$13,312	$71	$12,058,586	$12,071,939

For accounts with assets at Market value	$13,312	$71	$12,058,586	$12,071,969

Total reserves	$13,312	$71	$12,058,586	$12,071,969

By withdrawal characteristics
With market value adjustment	$13,312	$71	$-	$13,383
At market value	-	-	12,058,586	12,058,586

	$13,312	$71	$12,058,586	$12,071,969

The following is a reconciliation of net transfers from the Company’s separate accounts for the years ended December 31, 2012, 2011 and 2010:

(in thousands of dollars)	2012	2011	2010
Transfers as reported in the summary of operations of the separate accounts annual statement
Transfers to separate accounts	$146,491	$181,346	$112,140
Transfers from separate accounts	(343,500)	(474,738)	(548,403)

Net transfers from separate accounts	$(197,009)	$(293,392)	$(436,263)
Reconciling adjustments
Experience rated refunds reinvested in separate accounts	(49,436)	(57,458)	(55,816)
Change in termination value of separate accounts	(1,273)	(2,783)	(2,651)
Separate accounts trading gain (loss)	75	8,993	37
SVP Surrender	-	1	(1,039)
Transfers required to support benefits	(4,946)	(2,184)	(2,780)
Terminated policy refunds	220	348	255
Funding of MVA settlement	-	-	(1,233)
Ceded transfers	-	-	(1,558)
Miscellaneous spread fee adjustment	(1,645)	-	-
Other	334	(151)	-

Net transfers from separate accounts as reported in the statement of operations	$(253,680)	$(346,626)	$(501,048)

13.	Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as

43

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

December 31, 2012, 2011 and 2010

well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position.

In 1997, the Company entered into an agreement with a third party to guaranty certain indemnity obligations of an investment property, including environmental claims over a period of 20 years and income tax liability claims over a period of 7 years. The maximum liability exposure under this guaranty would not exceed $4,000,000. The Company was fully insured for losses and liabilities related to the potential environmental claims for a period of 10 years. The insurance expired in 2007. Additionally, Zurich American Corporation, the Company’s parent, has agreed to guaranty and indemnify the Company from all liabilities and costs incurred related to this transaction. While the Company currently has not experienced any claims, including environmental claims or threatened environmental claims related to this transaction, it is reasonably possible that the results of ongoing environmental studies or other factors could alter this expectation and may require recording of a liability and cause the Company future cash outlays. The extent or amount of such events, if any, cannot be estimated with certainty at this time. However, management expects this to have no material impact on the financial position or liquidity for the years ended December 31, 2012, 2011 and 2010.

Rent paid, including allocations of rent from third-party administrators, was approximately $126,000, $474,000 and $448,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

The three year sublease term for the Bellevue, WA, administrative office ended as of August 31, 2010. Effective July 20, 2010, the Company moved its administrative office to leased space in Jersey City, NJ. The lease agreement for the Jersey City, NJ administrative office had commenced on June 1, 2010, for a term of 11 months renewable for 12 months with 60-days notice from end date. It was renewed for a 12 months period. During 2011, the Company updated its plan of recordkeeping and in January 2012 provided termination notice to the Jersey City landlord. The Company has moved its administrative office from the leased space in Jersey City, NJ, to space within a Zurich insurance operations facility in Overland Park, KS.

14.	Subsequent Events

As of April 29, 2012, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying financial statements that would have a material effect on the financial condition of the Company.

44

SUPPLEMENTAL SCHEDULES

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2012

The following is a summary of certain financial data included in exhibits and schedules subjected to audit procedures by independent accountants and utilized by actuaries in the determination of reserves.

2012
Investment income earned
U.S. government bonds	$495,475
Other fixed maturities (unaffiliated)	18,029,526
Contract loans	2,611,439
Cash, cash equivalents and short-term investments	64,859
Other invested assets	-
Aggregate write-ins for investment income	791,654

Gross investment income	$21,992,953

Fixed Maturities and short-term investments, by class and maturity
Fixed Maturities by maturity – statement value
Due within 1 year or less	$85,371,326
Over 1 year through 5 years	316,512,677
Over 5 years through 10 years	68,882,241
Over 10 years through 20 years	7,449,867
Over 20 years	43,871,831

Total by maturity	$522,087,942

Fixed Maturities by class – statement value
Class 1	$455,736,474
Class 2	63,337,390
Class 3	-
Class 4	-
Class 5	3,013,890
Class 6	188

Total by class	$522,087,942

Total fixed maturities publicly traded	$485,557,597

Total fixed maturities privately traded	$36,530,345

Short-term investments – book value	$19,886,375

Cash on deposit	$12,592,079

Life insurance in force
Industrial	$-

Ordinary	$96,925,000

Credit life	$-

Group life	$10,047,467,000

Amount of additional accidental death benefits in force under ordinary policies	$100,000

46

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2012

2012
Supplemental contracts in force
Ordinary – not involving life contingencies
Amount on deposit	$-

Income payable	$9,548,684

Ordinary – involving life contingencies
Income payable	$52,887,508

Group – not involving life contingencies
Amount on deposit	$-

Income payable	$-

Group – involving life contingencies
Income payable	$-

Annuities
Ordinary
Immediate – amount of income payable	$-

Deferred – fully paid – account balance	$214,216,089

Deferred – not fully paid – account balance	$2,460,035,547

Group
Amount of income payable	$-

Fully paid – account balance	$-

Not fully paid – account balance	$1,400,027,867

Deposit funds and dividend accumulations
Deposit funds – account balance	$16,512,120

Dividend accumulations – account balance	$-

47

Zurich American Life Insurance Company

Supplemental Summary Investment Schedule

December 31, 2012

The Company’s gross investment holdings as filed with the 2012 Annual Statement are $620,725,290.

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Percentage
2012
Fixed maturities
U.S. treasury securities	$78,501,112	12.65%	$78,501,112	12.65%
U.S. government agency obligations issued by U.S. government sponsored agencies	4,491,963	0.72%	4,491,963	0.72%
Foreign government (including Canada, excluding mortgage-backed securities)	969,787	0.16%	969,787	0.16%
Securities issued by states, territories and possessions and political subdivisions in the U.S.	-	-%	-	-%
Political subdivisions of state, territories and possessions general obligations	4,032,683	0.65%	4,032,683	0.65%
Revenue and assessment obligations	7,053,000	1.14%	7,053,000	1.14%
Mortgage-backed securities
Pass-through securities
Guaranteed by GNMA	1,620,543	0.26%	1,620,543	0.26%
Issued by FNMA and FHLMC	7,307,503	1.18%	7,307,503	1.18%
CMOs and REMICs
Issued by FNMA and FHLMC	24,634,371	3.97%	24,634,371	3.97%
All other privately issued	126,734,797	20.42%	126,734,797	20.42%
Other debt and other fixed income securities (excluding short-term)
Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)	210,565,260	33.92%	210,565,260	33.92%
Unaffiliated foreign securities	36,290,547	5.85%	36,290,547	5.85%
Other equity securities: Affiliated	20,939,240	3.37%	20,939,240	3.37%
Contract loans	65,106,030	10.49%	65,106,030	10.49%
Cash, cash equivalents and short-term investments	32,478,454	5.23%	32,478,454	5.23%
Other invested assets

Total invested assets	$620,725,290	100.00%	$620,725,290	100.00%

48

Zurich American Life Insurance Company

Supplemental Investment Risks Interrogatories

December 31, 2012

The Company’s total admitted assets, excluding separate account assets, as filed in the 2012 Annual Statement were $690,861,189.

The Company’s 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the NAIC SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans are as follows:

Investments	Amount	Percentage of Total Admitted Assets
MORGAN STANLEY FINANCIAL INSTITUTION	$23,102,083	3.34%
ZURICH AMERICAN LIFE INSURANCE COMPANY OF NEW YORK	20,939,240	3.03%
GEMNT 2012 A ABS	6,504,978	0.94%
DESF 2001-01 A6 ABS	5,623,301	0.81%
FNR 2012-32 CD	5,123,998	0.74%
GENERAL ELECTRIC CO	4,756,072	0.69%
CCCIT 2012-A1	4,612,597	0.67%
CAISSE CENTRALE DESJARDN	4,517,491	0.65%
WAL-MART STORES INC	4,387,658	0.64%
FGCI POOL #G14649	4,184,360	0.61%

The amounts and percentages of the Company’s total admitted assets held in fixed maturities and preferred stocks by NAIC rating are as follows:

	Fixed Maturities
	Amount	Percentage
NAIC – 1	$455,736,474	65.97%
NAIC – 2	63,337,390	9.17%
NAIC – 3	-	0.00%
NAIC – 4	-	0.00%
NAIC – 5	3,013,890	0.44%
NAIC – 6	188	0.00%

	$522,087,942

Preferred Stocks
	Amount	Percentage
P/RP – 1	$ -	0.00%
P/RP – 2	-	0.00%
P/RP – 3	-	0.00%
P/RP – 4	-	0.00%
P/RP – 5	-	0.00%
P/RP – 6	-	0.00%

$-

49

Zurich American Life Insurance Company

Supplemental Investment Risks Interrogatories

December 31, 2012

The Company holds admitted assets in foreign investments of $26,051,004 or 3.77% of total admitted assets.

The amounts and percentages of the Company’s total admitted assets held in aggregate foreign investment exposures categorized by NAIC sovereign rating are as follows:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC – 1	$21,875,525	3.17%
Countries rated NAIC – 2	-	0.00%
Countries rated NAIC – 3 or below	4,175,479	0.60%

The Company’s two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
Countries Rated NAIC – 1
Australia	$5,480,468	0.79%
Switzerland	4,201,883	0.61%
Countries Rated NAIC – 3 or below
Curacao	$2,698,280	0.39%
Multinational	1,477,199	0.21%

Questions 7 through 9 are not applicable as the Company does not have unhedged foreign currency exposure.

The Company’s 10 largest nonsovereign foreign issues and related percentages of total admitted assets are listed below:

NAIC Rating		Amount	Percentage Total Assets
1FE	BHP BILLITON FINANCE	$3,869,812	0.56%
1FE	TEVA PHARMACEUTICAL INDUSTRIES	2,698,280	0.39%
1FE	CODELCO INC	2,499,125	0.36%
1FE	CREDIT SUISSE	2,133,309	0.31%
1FE	UBS AG STAMFORD CT	2,068,574	0.30%
1FE	ROYAL BK OF SCOTLAND	1,962,689	0.28%
1FE	WESTFIELD CAPITAL CORP	1,477,199	0.21%
1FE	NATIONAL AUSTRALIA BANK	1,022,670	0.15%
2FE	BRITISH TELECOM PLC	999,982	0.14%
2FE	INGERSOLL-RAND	999,939	0.14%

50

Zurich American Life Insurance Company

Supplemental Investment Risks Interrogatories

December 31, 2012, 2011 and 2010

The Company has Canadian investments of $11,209,331 or 1.62% of total admitted assets, which is below the threshold of 2.5%.

Question 12 is not applicable as the Company does not hold any investments with contractual sales restrictions.

The Company’s 10 largest equity interests and related percentages of total admitted assets are listed below:

Issuer	Amount	Percentage Total Assets

Zurich American Life Insurance Company of New York	$20,939,540	3.03%

Question 14 is not applicable as the Company does not hold any investments in nonaffiliated, privately placed equity securities.

Question 15 is not applicable as the Company does not hold any investments in general partnership interests.

Questions 16 and 17 are not applicable as the Company does not hold any mortgage loans.

Question 18 is not applicable as the Company does not hold any real estate investments.

Question 19 is not applicable as the Company does not hold any investments in mezzanine real estate loans.

The Company holds the following amounts in securities lending arrangements as of:

Date	Amount	Percentage of Total Admitted Assets

March 31, 2012 (unaudited)	$ -	Not Applicable
June 30, 2012 (unaudited)	-	Not Applicable
September 30, 2012 (unaudited)	-	Not Applicable
December 31, 2012	-	0.00%

Question 21 is not applicable as the Company does not hold any warrants not attached to other financial instruments, options, caps or floors.

Questions 22 and 23 are not applicable as the Company holds no investments in collars, swaps, forwards, or future contracts.

51

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

REPORT ON AUDIT OF FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2012

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Index	Page(s)
Report of Independent Registered Public Accounting Firm	3
Statement of Assets, Liabilities and Contract Owners’ Equity, December 31, 2012	4-13
Statement of Operations for the year ended December 31, 2012	14-23
Statement of Changes in Contract Owners’ Equity for the year ended December 31, 2012	24-33
Statement of Changes in Contract Owners’ Equity for the year ended December 31, 2011	34-45
Notes to Financial Statements	46-82

2

Report of Independent Registered Public Accounting Firm

To the Contract Owners of ZALICO Variable Annuity Separate Account

and the Board of Directors of Zurich American Life Insurance Company

In our opinion, the accompanying statement of assets, liabilities and contract owners’ equity and the related statements of operations and of changes in contract owners’ equity present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the ZALICO Variable Annuity Separate Account at December 31, 2012, and the results of each of their operations and the changes in each of their contract owners’ equity for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Zurich American Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2012 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York

April 30, 2013

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2012

	Alger Portfolios							American Century Variable Portfolios, Inc.
	Alger Balanced O Subaccount	Alger Capital Appreciation O Subaccount	Alger Capital Appreciation S Subaccount	Alger Large Cap Growth I-2 Subaccount	Alger Mid Cap Growth I-2 Subaccount	Alger Mid Cap Growth S Subaccount	Alger Small Cap Growth I-2 Subaccount	American Century VP Income & Growth Subaccount	American Century VP Income & Growth II Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$35,139,429	64,181,145	–	8,936,613	9,189,541	3,925	7,605,658	8,438,335	–
Dividends and other receivables	–	–	–	–	–	–	–	–	–

Total assets	35,139,429	64,181,145	–	8,936,613	9,189,541	3,925	7,605,658	8,438,335	—

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities – other payables	–	–	–	–	–	–	–	–	–

Contract owners’ equity	$35,139,429	64,181,145	–	8,936,613	9,189,541	3,925	7,605,658	8,438,335	–

Accumulation period	$35,139,429	64,181,144	–	8,926,646	9,189,541	3,925	7,597,179	8,438,335	–
Annuity period	–	1	–	9,967	–	–	8,479	–	–

Total Contract Owners’ Equity	$35,139,429	64,181,145	–	8,936,613	9,189,541	3,925	7,605,658	8,438,335	–

Units Outstanding	2,776,567	4,715,265	–	153,229	252,166	246	143,739	1,018,728	–

Shares Owned in each Portfolio	2,967,857	1,055,437	–	190,872	678,195	301	273,782	1,222,947	–

Fair Value per Share	$11.84	60.81	–	46.82	13.55	13.05	27.78	6.90	–

See accompanying notes to financial statements

4

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2012

	American Century Variable Portfolios, Inc.		Dreyfus Investment Portfolios		The Dreyfus Socially Responsible Growth Fund, Inc.		DWS Variable Series I
	American Century VP Value Subaccount	American Century VP Value II Subaccount	Dreyfus I.P. Mid Cap Stock A Subaccount	Dreyfus I.P. Mid Cap Stock SC Subaccount	Dreyfus Socially Responsible Growth A Subaccount	Dreyfus Socially Responsible Growth SC Subaccount	DWS Bond VIP A Subaccount	DWS Capital Growth VIP A Subaccount	DWS Capital Growth VIP B Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$12,207,414	–	55,534,151	1,618,952	5,489,181	2,311	65,823,570	245,169,824	156,366
Dividends and other receivables	–	–	–	–	–	–	–	83	–

Total assets	12,207,414	–	55,534,151	1,618,952	5,489,181	2,311	65,823,570	245,169,907	156,366

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities – other payables	–	–	–	–	–	–	–	–	–

Contract owners’ equity	$12,207,414	–	55,534,151	1,618,952	5,489,181	2,311	65,823,570	245,169,907	156,366

Accumulation period	$12,175,670	–	55,534,150	1,618,952	5,489,181	2,311	65,768,534	244,626,611	156,366
Annuity period	31,744	–	1	–	–	–	55,036	543,296	–

Total Contract Owners’ Equity	$12,207,414	–	55,534,151	1,618,952	5,489,181	2,311	65,823,570	245,169,907	156,366

Units Outstanding	1,053,592	–	2,975,449	87,911	437,656	168	6,724,343	17,535,915	10,400

Shares Owned in each Portfolio	1,872,303	–	3,541,719	103,447	165,138	70	11,175,478	11,467,251	7,345

Fair Value per Share	$6.52	–	15.68	15.65	33.24	33.01	5.89	21.38	21.29

See accompanying notes to financial statements

5

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2012

	DWS Variable Series I						DWS Variable Series II
	DWS Core Equity VIP A Subaccount(a)	DWS Core Equity VIP B Subaccount(b)	DWS Global Small Cap Growth VIP A Subaccount	DWS Global Small Cap Growth VIP B Subaccount	DWS International VIP A Subaccount	DWS International VIP B Subaccount	DWS Blue Chip VIP A Subaccount	DWS Blue Chip VIP B Subaccount	DWS Core Fixed Income VIP A Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$79,586,404	99,508	61,033,118	–	33,351,879	38,447	–	–	–
Dividends and other receivables	–	–	–	–	–	–	–	–	–

Total assets	79,586,404	99,508	61,033,118	–	33,351,879	38,447	–	–	–

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities – other payables	–	–	–	–	12	–	–	–	–

Contract owners’ equity	$79,586,404	99,508	61,033,118	–	33,351,867	38,447	–	–	–

Accumulation period	$79,551,616	99,508	61,033,118	–	33,333,916	38,447	–	–	–
Annuity period	34,788	–	–	–	17,951	–	–	–	–

Total Contract Owners’ Equity	$79,586,404	99,508	61,033,118	–	33,351,867	38,447	–	–	–

Units Outstanding	7,479,202	7,065	2,747,227	–	3,348,759	3,054	–	–	–

Shares Owned in each Portfolio	9,330,177	11,693	4,429,109	–	4,189,935	4,830	–	–	–

Fair Value per Share	$8.53	8.51	13.78	–	7.96	7.96	–	–	–

	(a) Effective May 1, 2012 name changed from DWS Growth & Income VIP A Subaccount.
	(b) Effective May 1, 2012 name changed from DWS Growth & Income VIP B Subaccount.

See accompanying notes to financial statements

6

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2012

	DWS Variable Series II
	DWS Diversified International Equity VIP A Subaccount	DWS Dreman Small Mid Cap Value VIP A Subaccount	DWS Dreman Small Mid Cap Value VIP B Subaccount	DWS Global Income Builder VIP A Subaccount(c)	DWS Global Thematic VIP A Subaccount	DWS Global Thematic VIP B Subaccount	DWS Government & Agency Securities VIP A Subaccount	DWS Government & Agency Securities VIP B Subaccount	DWS High Income VIP A Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$49,583,333	108,477,733	153,479	154,205,953	32,676,274	45,805	70,486,456	149,242	110,869,657
Dividends and other receivables	–	67	1	–	–	–	–	–	–

Total assets	49,583,333	108,477,800	153,480	154,205,953	32,676,274	45,805	70,486,456	149,242	110,869,657

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities – other payables	–	–	–	–	–	–	3	–	12

Contract owners’ equity	$49,583,333	108,477,800	153,480	154,205,953	32,676,274	45,805	70,486,453	149,242	110,869,645

Accumulation period	$49,525,543	108,381,431	153,480	153,089,498	32,676,274	45,805	69,983,227	149,242	110,319,519
Annuity period	57,790	96,369	–	1,116,455	–	–	503,226	–	550,126

Total Contract Owners’ Equity	$49,583,333	108,477,800	153,480	154,205,953	32,676,274	45,805	70,486,453	149,242	110,869,645

Units Outstanding	10,986,272	13,107,008	7,451	18,800,795	2,062,479	2,777	9,874,467	11,305	9,826,705

Shares Owned in each Portfolio	6,229,062	8,488,086	12,009	6,452,132	3,536,393	4,952	5,554,488	11,788	15,998,507

Fair Value per Share	$7.96	12.78	12.78	23.90	9.24	9.25	12.69	12.66	6.93

	(c) Effective March 1, 2012 name changed from DWS Balanced VIP A Subaccount.

See accompanying notes to financial statements

7

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2012

	DWS Variable Series II						DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS High Income VIP B Subaccount	DWS Large Cap Value VIP A Subaccount	DWS Large Cap Value VIP B Subaccount	DWS Money Market VIP Subaccount	DWS Small Mid Cap Growth VIP A Subaccount	DWS Unconstrained Income VIP A Subaccount	DWS Equity 500 Index VIP A Subaccount	DWS Equity 500 Index VIP B2 Subaccount	Fidelity VIP Asset Manager Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$92,100	221,766,740	181,956	88,358,454	97,654,634	46,963,240	80,705,671	19,671	4,296,086
Dividends and other receivables	–	59	–	362	–	–	–	–	–

Total assets	92,100	221,766,799	181,956	88,358,816	97,654,634	46,963,240	80,705,671	19,671	4,296,086

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities – other payables	–	–	–	–	–	11	–	–	–

Contract owners’ equity	$92,100	221,766,799	181,956	88,358,816	97,654,634	46,963,229	80,705,671	19,671	4,296,086

Accumulation period	$92,100	221,659,510	181,956	88,258,357	97,615,198	46,959,150	80,705,671	19,671	4,278,089
Annuity period	–	107,289	–	100,459	39,436	4,079	–	–	17,997

Total Contract Owners’ Equity	$92,100	221,766,799	181,956	88,358,816	97,654,634	46,963,229	80,705,671	19,671	4,296,086

Units Outstanding	4,816	20,564,304	13,220	15,300,744	17,309,319	2,533,751	6,698,088	1,715	131,076

Shares Owned in each Portfolio	13,214	17,812,590	14,603	88,358,461	6,450,108	3,724,286	5,376,793	1,312	283,196

Fair Value per Share	$6.97	12.45	12.46	1.00	15.14	12.61	15.01	14.99	15.17

See accompanying notes to financial statements

8

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2012

	Fidelity Variable Insurance Products Funds							Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Contrafund Subaccount	Fidelity VIP Contrafund - Service 2 Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Equity Income - Service 2 Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Fidelity VIP Index 500 - SC Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$60,943,048	–	23,129,373	–	21,920,836	57,776,369	2,650,162	5,921,903	5,707,994
Dividends and other receivables	–	–	–	–	–	–	–	–	–

Total assets	60,943,048	–	23,129,373	–	21,920,836	57,776,369	2,650,162	5,921,903	5,707,994

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities – other payables	–	–	–	–	–	–	–	–	–

Contract owners’ equity	$60,943,048	–	23,129,373	–	21,920,836	57,776,369	2,650,162	5,921,903	5,707,994

Accumulation period	$60,843,676	–	23,108,781	–	21,903,824	57,680,908	2,650,162	5,906,041	5,707,994
Annuity period	99,372	–	20,592	–	17,012	95,461	–	15,862	–

Total Contract Owners’ Equity	$60,943,048	–	23,129,373	–	21,920,836	57,776,369	2,650,162	5,921,903	5,707,994

Units Outstanding	1,316,470	–	569,705	–	388,357	330,935	16,351	341,695	250,425

Shares Owned in each Portfolio	2,304,956	–	1,159,948	–	521,304	398,678	18,449	273,655	313,110

Fair Value per Share	$26.44	–	19.94	–	42.05	144.92	143.65	21.64	18.23

See accompanying notes to financial statements

9

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2012

	Franklin Templeton Variable Insurance Products Trust					ING Global Resources Trust	ING Investors Trust	Invesco Variable Insurance Funds
	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Mutual Global Discovery Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING Global Resources Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	Invesco V.I. Diversified Dividend Fund Series I Subaccount(d)	Invesco V.I. Global Health Care Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$10,431,375	4,074,719	18,880,795	5,370,146	5,283,728	7,279,509	7,399,531	648,913	1,563,927
Dividends and other receivables	–	–	–	–	–	–	–	–	–

Total assets	10,431,375	4,074,719	18,880,795	5,370,146	5,283,728	7,279,509	7,399,531	648,913	1,563,927

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities – other payables	–	–	–	–	–	–	–	–	–

Contract owners’ equity	$10,431,375	4,074,719	18,880,795	5,370,146	5,283,728	7,279,509	7,399,531	648,913	1,563,927

Accumulation period	$10,426,149	4,074,719	18,873,886	5,370,146	5,226,662	7,276,708	7,325,328	648,913	1,563,927
Annuity period	5,226	–	6,909	–	57,066	2,801	74,203	–	–

Total Contract Owners’ Equity	$10,431,375	4,074,719	18,880,795	5,370,146	5,283,728	7,279,509	7,399,531	648,913	1,563,927

Units Outstanding	590,636	310,342	836,132	331,989	171,385	625,883	294,938	86,569	90,097

Shares Owned in each Portfolio	812,412	306,140	935,619	311,855	503,212	388,863	353,537	39,713	74,473

Fair Value per Share	$12.84	13.31	20.18	17.22	10.50	18.72	20.93	16.34	21.00

	(d) Effective April 30, 2012 name changed from Invesco V I Dividend Growth Fund Series I Shares.

See accompanying notes to financial statements

10

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2012

	Invesco Variable Insurance Funds		Janus Aspen Series
	Invesco V.I. Global Real Estate Subaccount	Invesco V.I. Utilities Subaccount	Janus Aspen Balanced I-S Subaccount	Janus Aspen Enterprise I-S Subaccount	Janus Aspen Forty I-S Subaccount	Janus Aspen Janus I-S Subaccount	Janus Aspen Perkins Mid Cap Value Subaccount	Janus Aspen Worldwide I-S Subaccount	Janus Aspen Worldwide S-C Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$6,600,514	20,925,929	68,911,065	40,320,522	932,103	24,517,322	3,964,920	38,166,340	–
Dividends and other receivables	–	35	–	–	–	–	–	–	–

Total assets	6,600,514	20,925,964	68,911,065	40,320,522	932,103	24,517,322	3,964,920	38,166,340	–

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities – other payables	–	–	–	–	–	–	–	–	–

Contract owners’ equity	$6,600,514	20,925,964	68,911,065	40,320,522	932,103	24,517,322	3,964,920	38,166,340	–

Accumulation period	$6,600,514	20,921,691	68,511,320	40,286,716	932,103	24,448,916	3,964,920	38,114,668	–
Annuity period	–	4,273	399,745	33,806	–	68,406	–	51,672	–

Total Contract Owners’ Equity	$6,600,514	20,925,964	68,911,065	40,320,522	932,103	24,517,322	3,964,920	38,166,340	–

Units Outstanding	264,175	1,638,296	1,449,686	894,019	62,546	858,198	175,551	1,173,779	–

Shares Owned in each Portfolio	426,665	1,291,724	2,536,292	900,615	22,762	926,931	254,651	1,241,586	–

Fair Value per Share	$15.47	16.20	27.17	44.77	40.95	26.45	15.57	30.74	–

See accompanying notes to financial statements

11

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2012

	JPMorgan Insurance Trust
	JP Morgan Insurance Trust Core Bond Subaccount	JP Morgan Insurance Trust Equity Index Subaccount	JP Morgan Insurance Trust International Equity Subaccount	JP Morgan Insurance Trust Intrepid Growth Subaccount	JP Morgan Insurance Trust Intrepid MidCap Subaccount	JP Morgan Insurance Trust Mid Cap Growth Subaccount	JP Morgan Insurance Trust Mid Cap Value Subaccount	JP Morgan Insurance Trust Small Cap Core Subaccount	JP Morgan Insurance Trust US Equity Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$946,763	145,552	7,652,240	–	2,695,686	893,144	7,180,551	4,000,153	633,111
Dividends and other receivables	–	–	–	–	–	–	–	–	–

Total assets	946,763	145,552	7,652,240	–	2,695,686	893,144	7,180,551	4,000,153	633,111

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities – other payables	–	–	–	–	–	–	–	–	–

Contract owners’ equity	$946,763	145,552	7,652,240	–	2,695,686	893,144	7,180,551	4,000,153	633,111

Accumulation period	$946,763	145,552	7,652,240	–	2,695,686	893,144	7,180,551	3,991,007	633,111
Annuity period	–	–	–	–	–	–	–	9,146	–

Total Contract Owners’ Equity	$946,763	145,552	7,652,240	–	2,695,686	893,144	7,180,551	4,000,153	633,111

Units Outstanding	66,903	10,735	410,363	–	167,643	55,209	426,307	187,782	43,427

Shares Owned in each Portfolio	80,370	11,738	727,399	–	153,338	49,047	878,892	235,442	35,891

Fair Value per Share	$11.78	12.40	10.52	–	17.58	18.21	8.17	16.99	17.64

See accompanying notes to financial statements

12

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2012

	Oppenheimer Variable Account Funds							PIMCO Variable Insurance Trust
	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Global Strategic Income VA Subaccount	Oppenheimer High Income Fund Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small & Mid Cap Subaccount	Oppenheimer Small Mid Cap Growth Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$1,732,361	19,874,511	8,337,908	–	4,677,568	6,431,621	1,441,082	79,025	107,256
Dividends and other receivables	–	–	–	–	–	–	–	–	–

Total assets	1,732,361	19,874,511	8,337,908	–	4,677,568	6,431,621	1,441,082	79,025	107,256

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities – other payables	–	–	–	–	–	–	–	–	–

Contract owners’ equity	$1,732,361	19,874,511	8,337,908	–	4,677,568	6,431,621	1,441,082	79,025	107,256

Accumulation period	$1,732,361	19,874,511	8,337,908	–	4,677,568	6,431,621	1,441,082	79,025	107,256
Annuity period	–	–	–	–	–	–	–	–	–

Total Contract Owners’ Equity	$1,732,361	19,874,511	8,337,908	–	4,677,568	6,431,621	1,441,082	79,025	107,256

Units Outstanding	120,318	882,365	503,096	–	299,593	298,969	92,673	4,405	6,875

Shares Owned in each Portfolio	38,790	616,264	1,440,053	–	196,702	322,226	27,063	7,317	9,950

Fair Value per Share	$44.66	32.25	5.79	–	23.78	19.96	53.25	10.80	10.78

See accompanying notes to financial statements

13

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2012

	Alger Portfolios							American Century Variable Portfolios, Inc.
	Alger Balanced O Subaccount	Alger Capital Appreciation O Subaccount	Alger Capital Appreciation S Subaccount	Alger Large Cap Growth I-2 Subaccount	Alger Mid Cap Growth I-2 Subaccount	Alger Mid Cap Growth S Subaccount	Alger Small Cap Growth I-2 Subaccount	American Century VP Income & Growth Subaccount	American Century VP Income & Growth II Subaccount
REVENUE
Dividend income	$514,388	652,800	–	113,469	–	–	–	183,753	40
EXPENSES
Mortality and expense risk charges	526,588	873,263	–	136,543	138,445	157	107,233	124,243	66

Net investment income (loss)	$(12,200)	(220,463)	–	(23,074)	(138,445)	(157)	(107,233)	59,510	(26)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$(839,739)	1,423,349	–	373,546	(1,389,068)	(3,894)	218,795	(557,370)	1,169
Capital gain distributions	–	22,115	–	–	–	–	1,711,625	–	–

Net realized gain (loss) on investments	(839,739)	1,445,464	–	373,546	(1,389,068)	(3,894)	1,930,420	(557,370)	1,169
Change in unrealized appreciation (depreciation) of investments	2,545,987	7,733,786	–	464,271	2,929,496	5,035	(993,197)	1,623,116	(744)

Net realized and unrealized gain (loss) on investments	$1,706,248	9,179,250	–	837,817	1,540,428	1,141	937,223	1,065,746	425

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$1,694,048	8,958,787	–	814,743	1,401,983	984	829,990	1,125,256	399

See accompanying notes to financial statements

14

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2012

	American Century Variable Portfolios, Inc.		Dreyfus Investment Portfolios		The Dreyfus Socially Responsible Growth Fund, Inc.		DWS Variable Series I
	American Century VP Value Subaccount	American Century VP Value II Subaccount	Dreyfus I.P. Mid Cap Stock A Subaccount	Dreyfus I.P. Mid Cap Stock SC Subaccount	Dreyfus Socially Responsible Growth A Subaccount	Dreyfus Socially Responsible Growth SC Subaccount	DWS Bond VIP A Subaccount	DWS Capital Growth VIP A Subaccount	DWS Capital Growth VIP B Subaccount
REVENUE
Dividend income	$274,293	21	251,827	3,640	46,496	13	1,019,922	2,260,077	873
EXPENSES
Mortality and expense risk charges	195,819	28	775,839	24,203	82,431	41	743,867	3,653,117	2,976

Net investment income (loss)	$78,474	(7)	(524,012)	(20,563)	(35,935)	(28)	276,055	(1,393,040)	(2,103)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$351,807	(831)	(739,677)	73,705	239,585	9	419,095	6,352,982	3,578
Capital gain distributions	–	–	–	–	–	–	–	–	–

Net realized gain (loss) on investments	351,807	(831)	(739,677)	73,705	239,585	9	419,095	6,352,982	3,578
Change in unrealized appreciation (depreciation) of investments	1,445,436	924	10,169,370	216,919	324,949	219	2,529,443	29,689,269	16,071

Net realized and unrealized gain (loss) on investments	$1,797,243	93	9,429,693	290,624	564,534	228	2,948,538	36,042,251	19,649

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$1,875,717	86	8,905,681	270,061	528,599	200	3,224,593	34,649,211	17,546

See accompanying notes to financial statements

15

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2012

	DWS Variable Series I						DWS Variable Series II
	DWS Core Equity VIP A Subaccount	DWS Core Equity VIP B Subaccount	DWS Global Small Cap Growth VIP A Subaccount	DWS Global Small Cap Growth VIP B Subaccount	DWS International VIP A Subaccount	DWS International VIP B Subaccount	DWS Blue Chip VIP A Subaccount	DWS Blue Chip VIP B Subaccount	DWS Core Fixed Income VIP A Subaccount
REVENUE
Dividend income	$372,492	639	415,962	8	704,654	817	740,323	359	1,835,175
EXPENSES
Mortality and expense risk charges	894,336	1,538	867,754	63	458,335	739	261,580	225	201,986

Net investment income (loss)	$(521,844)	(899)	(451,792)	(55)	246,319	78	478,743	134	1,633,189

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$(1,329,438)	247	(2,288,018)	(345)	(4,316,291)	(4,295)	681,537	6,477	(275,651)
Capital gain distributions	–	–	3,249,306	103	–	–	–	–	–

Net realized gain (loss) on investments	(1,329,438)	247	961,288	(242)	(4,316,291)	(4,295)	681,537	6,477	(275,651)
Change in unrealized appreciation (depreciation) of investments	6,995,579	9,079	7,287,278	489	9,678,672	10,201	4,310,600	(3,307)	(387,779)

Net realized and unrealized gain (loss) on investments	$5,666,141	9,326	8,248,566	247	5,362,381	5,906	4,992,137	3,170	(663,430)

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$5,144,297	8,427	7,796,774	192	5,608,700	5,984	5,470,880	3,304	969,759

See accompanying notes to financial statements

16

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2012

	DWS Variable Series II
	DWS Diversified International Equity VIP A Subaccount	DWS Dreman Small Mid Cap Value VIP A Subaccount	DWS Dreman Small Mid Cap Value VIP B Subaccount	DWS Global Income Builder VIP A Subaccount	DWS Global Thematic VIP A Subaccount	DWS Global Thematic VIP B Subaccount	DWS Government & Agency Securities VIP A Subaccount	DWS Government & Agency Securities VIP B Subaccount	DWS High Income VIP A Subaccount
REVENUE
Dividend income	$1,392,204	1,275,432	1,291	2,487,435	438,949	423	3,239,751	6,500	8,053,984
EXPENSES
Mortality and expense risk charges	668,766	1,550,868	3,033	2,144,795	443,121	728	1,056,490	2,975	1,446,648

Net investment income (loss)	$723,438	(275,436)	(1,742)	342,640	(4,172)	(305)	2,183,261	3,525	6,607,336

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$(4,194,795)	(1,002,099)	(1,330)	3,234,444	(875,088)	(457)	264,776	2,009	(853,238)
Capital gain distributions	–	–	–	–	–	–	1,759,811	3,877	–

Net realized gain (loss) on investments	(4,194,795)	(1,002,099)	(1,330)	3,234,444	(875,088)	(457)	2,024,587	5,886	(853,238)
Change in unrealized appreciation (depreciation) of investments	10,493,098	13,915,262	20,037	13,520,026	5,644,538	6,830	(3,071,104)	(8,244)	7,100,767

Net realized and unrealized gain (loss) on investments	$6,298,303	12,913,163	18,707	16,754,470	4,769,450	6,373	(1,046,517)	(2,358)	6,247,529

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$7,021,741	12,637,727	16,965	17,097,110	4,765,278	6,068	1,136,744	1,167	12,854,865

See accompanying notes to financial statements

17

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2012

	DWS Variable Series II						DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS High Income VIP B Subaccount	DWS Large Cap Value VIP A Subaccount	DWS Large Cap Value VIP B Subaccount	DWS Money Market VIP Subaccount	DWS Small Mid Cap Growth VIP A Subaccount	DWS Unconstrained Income VIP A Subaccount	DWS Equity 500 Index VIP A Subaccount	DWS Equity 500 Index VIP B2 Subaccount	Fidelity VIP Asset Manager Subaccount
REVENUE
Dividend income	$7,507	4,515,896	3,590	9,267	–	2,699,448	1,397,753	271	65,617
EXPENSES
Mortality and expense risk charges	1,815	3,307,521	3,853	1,346,937	1,433,890	638,301	1,134,206	361	57,819

Net investment income (loss)	$5,692	1,208,375	(263)	(1,337,670)	(1,433,890)	2,061,147	263,547	(90)	7,798

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$(1,024)	7,766,814	(12,597)	–	2,325,228	596,618	(109,164)	130	(32,041)
Capital gain distributions	–	–	–	–	–	89,697	–	–	31,418

Net realized gain (loss) on investments	(1,024)	7,766,814	(12,597)	–	2,325,228	686,315	(109,164)	130	(623)
Change in unrealized appreciation (depreciation) of investments	5,701	9,505,754	26,911	–	11,220,499	2,112,715	9,771,940	2,386	440,380

Net realized and unrealized gain (loss) on investments	$4,677	17,272,568	14,314	–	13,545,727	2,799,030	9,662,776	2,516	439,757

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$10,369	18,480,943	14,051	(1,337,670)	12,111,837	4,860,177	9,926,323	2,426	447,555

See accompanying notes to financial statements

18

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2012

	Fidelity Variable Insurance Products Funds							Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Contrafund Subaccount	Fidelity VIP Contrafund - Service 2 Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Equity Income - Service 2 Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Fidelity VIP Index 500 - SC Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount
REVENUE
Dividend income	$814,385	–	697,536	–	133,669	1,202,002	48,846	96,535	44,870
EXPENSES
Mortality and expense risk charges	839,096	118	323,037	41	332,975	748,469	46,029	82,011	77,128

Net investment income (loss)	$(24,711)	(118)	374,499	(41)	(199,306)	453,533	2,817	14,524	(32,258)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$(1,934,344)	(1,226)	(922,647)	(1,328)	1,233,265	1,064,616	(57,852)	160,560	81,771
Capital gain distributions	–	–	1,479,888	151	–	717,785	42,401	–	–

Net realized gain (loss) on investments	(1,934,344)	(1,226)	557,241	(1,177)	1,233,265	1,782,401	(15,451)	160,560	81,771
Change in unrealized appreciation (depreciation) of investments	10,571,609	2,126	2,541,639	1,398	1,982,399	5,172,810	420,453	433,414	817,732

Net realized and unrealized gain (loss) on investments	$8,637,265	900	3,098,880	221	3,215,664	6,955,211	405,002	593,974	899,503

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$8,612,554	782	3,473,379	180	3,016,358	7,408,744	407,819	608,498	867,245

See accompanying notes to financial statements

19

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2012

	Franklin Templeton Variable Insurance Products Trust					ING Global Resources Trust	ING Investors Trust	Invesco Variable Insurance Funds
	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Mutual Global Discovery Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING Global Resources Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	Invesco V.I. Diversified Dividend Fund Series I Subaccount	Invesco V.I. Global Health Care Subaccount
REVENUE
Dividend income	$710,880	132,991	494,504	109,602	79,413	60,956	–	11,118	–
EXPENSES
Mortality and expense risk charges	140,469	64,676	256,961	74,997	75,986	105,421	99,674	8,689	21,160

Net investment income (loss)	$570,411	68,315	237,543	34,605	3,427	(44,465)	(99,674)	2,429	(21,160)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$265,611	64,529	197,952	(125,140)	(211,624)	(725,414)	(17,590)	8,102	202,754
Capital gain distributions	11,948	–	998,270	–	–	–	187,161	–	–

Net realized gain (loss) on investments	277,559	64,529	1,196,222	(125,140)	(211,624)	(725,414)	169,571	8,102	202,754
Change in unrealized appreciation (depreciation) of investments	250,739	(105,143)	732,507	752,161	818,269	425,657	1,140,641	95,654	89,577

Net realized and unrealized gain (loss) on investments	$528,298	(40,614)	1,928,729	627,021	606,645	(299,757)	1,310,212	103,756	292,331

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$1,098,709	27,701	2,166,272	661,626	610,072	(344,222)	1,210,538	106,185	271,171

See accompanying notes to financial statements

20

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2012

	Invesco Variable Insurance Funds		Janus Aspen Series
	Invesco V.I. Global Real Estate Subaccount	Invesco V.I. Utilities Subaccount	Janus Aspen Balanced I-S Subaccount	Janus Aspen Enterprise I-S Subaccount	Janus Aspen Forty I-S Subaccount	Janus Aspen Janus I-S Subaccount	Janus Aspen Perkins Mid Cap Value Subaccount	Janus Aspen Worldwide I-S Subaccount	Janus Aspen Worldwide S-C Subaccount
REVENUE
Dividend income	$35,088	683,031	1,969,321	–	6,667	135,992	35,002	320,477	–
EXPENSES
Mortality and expense risk charges	84,922	312,615	942,997	558,783	14,449	340,496	59,296	510,123	–

Net investment income (loss)	$(49,834)	370,416	1,026,324	(558,783)	(7,782)	(204,504)	(24,294)	(189,646)	–

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$(786,468)	(1,272,847)	2,492,491	3,792,950	101,972	1,245,363	109,575	968,292	–
Capital gain distributions	–	779,760	5,076,106	–	–	420,330	275,101	–	–

Net realized gain (loss) on investments	(786,468)	(493,087)	7,568,597	3,792,950	101,972	1,665,693	384,676	968,292	–
Change in unrealized appreciation (depreciation) of investments	2,267,713	592,885	(592,863)	2,706,020	103,325	2,377,945	28,416	5,517,773	–

Net realized and unrealized gain (loss) on investments	$1,481,245	99,798	6,975,734	6,498,970	205,297	4,043,638	413,092	6,486,065	–

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$1,431,411	470,214	8,002,058	5,940,187	197,515	3,839,134	388,798	6,296,419	–

See accompanying notes to financial statements

21

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2012

	JPMorgan Insurance Trust
	JP Morgan Insurance Trust Core Bond Subaccount	JP Morgan Insurance Trust Equity Index Subaccount	JP Morgan Insurance Trust International Equity Subaccount	JP Morgan Insurance Trust Intrepid Growth Subaccount	JP Morgan Insurance Trust Intrepid MidCap Subaccount	JP Morgan Insurance Trust Mid Cap Growth Subaccount	JP Morgan Insurance Trust Mid Cap Value Subaccount	JP Morgan Insurance Trust Small Cap Core Subaccount	JP Morgan Insurance Trust US Equity Subaccount
REVENUE
Dividend income	$53,724	2,684	170,255	–	23,151	–	76,604	8,613	6,298
EXPENSES
Mortality and expense risk charges	16,240	2,555	105,192	83	36,649	12,687	95,242	57,296	6,162

Net investment income (loss)	$37,484	129	65,063	(83)	(13,498)	(12,687)	(18,638)	(48,683)	136

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$41,573	30,827	(725,821)	(1,732)	(61,795)	119,019	150,506	(31,058)	42,099
Capital gain distributions	–	–	–	–	–	12,327	–	–	–

Net realized gain (loss) on investments	41,573	30,827	(725,821)	(1,732)	(61,795)	131,346	150,506	(31,058)	42,099
Change in unrealized appreciation (depreciation) of investments	(37,789)	(5,627)	2,014,661	–	456,208	21,743	1,089,782	759,764	22,939

Net realized and unrealized gain (loss) on investments	$3,784	25,200	1,288,840	(1,732)	394,413	153,089	1,240,288	728,706	65,038

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$41,268	25,329	1,353,903	(1,815)	380,915	140,402	1,221,650	680,023	65,174

See accompanying notes to financial statements

22

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2012

	Oppenheimer Variable Account Funds							PIMCO Variable Insurance Trust
	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Global Strategic Income VA Subaccount	Oppenheimer High Income Fund Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small & Mid Cap Subaccount	Oppenheimer Small Mid Cap Growth Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount
REVENUE
Dividend income	$8,479	385,576	440,879	116,765	32,257	21,404	–	2,022	2,181
EXPENSES
Mortality and expense risk charges	28,161	268,157	110,590	7,852	68,168	90,219	16,618	1,287	1,614

Net investment income (loss)	$(19,682)	117,419	330,289	108,913	(35,911)	(68,815)	(16,618)	735	567

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$42,935	(519,599)	119,955	(88,364)	43,078	(89,483)	26,846	1,440	566
Capital gain distributions	–	–	84,898	–	–	–	–	2,821	–

Net realized gain (loss) on investments	42,935	(519,599)	204,853	(88,364)	43,078	(89,483)	26,846	4,261	566
Change in unrealized appreciation (depreciation) of investments	228,480	3,890,069	354,215	55,444	668,691	1,145,084	137,097	2,842	3,766

Net realized and unrealized gain (loss) on investments	$271,415	3,370,470	559,068	(32,920)	711,769	1,055,601	163,943	7,103	4,332

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$251,733	3,487,889	889,357	75,993	675,858	986,786	147,325	7,838	4,899

See accompanying notes to financial statements

23

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2012

	Alger Portfolios							American Century Variable Portfolios, Inc.
	Alger Balanced O Subaccount	Alger Capital Appreciation O Subaccount	Alger Capital Appreciation S Subaccount	Alger Large Cap Growth I-2 Subaccount	Alger Mid Cap Growth I-2 Subaccount	Alger Mid Cap Growth S Subaccount	Alger Small Cap Growth I-2 Subaccount	American Century VP Income & Growth Subaccount	American Century VP Income & Growth II Subaccount
OPERATIONS
Net investment income (loss)	$(12,200)	(220,463)	–	(23,074)	(138,445)	(157)	(107,233)	59,510	(26)
Net realized gain (loss) on investments	(839,739)	1,445,464	–	373,546	(1,389,068)	(3,894)	1,930,420	(557,370)	1,169
Change in unrealized appreciation (depreciation) of investments	2,545,987	7,733,786	–	464,271	2,929,496	5,035	(993,197)	1,623,116	(744)

Net increase (decrease) in contract owners’ equity resulting from operations	1,694,048	8,958,787	–	814,743	1,401,983	984	829,990	1,125,256	399

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	173,432	2,666,768	–	267,984	281,221	–	245,994	205,576	–
Net transfer (to) from affiliate and subaccounts	538,227	2,459,461	–	(736,640)	(1,293,200)	–	(452,650)	(575,087)	–
Payments for redemptions	(3,997,893)	(3,341,282)	–	(1,296,967)	(1,368,446)	(8,860)	(880,789)	(1,290,744)	(9,417)
Guaranteed retirement income benefit, maintenance fees, and other fees	(87,288)	(150,575)	–	–	–	–	–	–	–
Annuity payout reserve adjustment	–	–	–	(1,428)	–	–	(1,033)	–	–

Net increase (decrease) from contract owners’ equity transactions	(3,373,522)	1,634,372	–	(1,767,051)	(2,380,425)	(8,860)	(1,088,478)	(1,660,255)	(9,417)

Total increase (decrease) in contract owners’ equity	(1,679,474)	10,593,159	–	(952,308)	(978,442)	(7,876)	(258,488)	(534,999)	(9,018)

CONTRACT OWNERS’ EQUITY
Beginning of period	36,818,903	53,587,986	–	9,888,921	10,167,983	11,801	7,864,146	8,973,334	9,018

End of period	$35,139,429	64,181,145	–	8,936,613	9,189,541	3,925	7,605,658	8,438,335	–

See accompanying notes to financial statements

24

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2012

	American Century Variable Portfolios, Inc.		Dreyfus Investment Portfolios		The Dreyfus Socially Responsible Growth Fund, Inc.		DWS Variable Series I
	American Century VP Value Subaccount	American Century VP Value II Subaccount	Dreyfus I.P. Mid Cap Stock A Subaccount	Dreyfus I.P. Mid Cap Stock SC Subaccount	Dreyfus Socially Responsible Growth A Subaccount	Dreyfus Socially Responsible Growth SC Subaccount	DWS Bond VIP A Subaccount	DWS Capital Growth VIP A Subaccount	DWS Capital Growth VIP B Subaccount
OPERATIONS
Net investment income (loss)	$78,474	(7)	(524,012)	(20,563)	(35,935)	(28)	276,055	(1,393,040)	(2,103)
Net realized gain (loss) on investments	351,807	(831)	(739,677)	73,705	239,585	9	419,095	6,352,982	3,578
Change in unrealized appreciation (depreciation) of investments	1,445,436	924	10,169,370	216,919	324,949	219	2,529,443	29,689,269	16,071

Net increase (decrease) in contract owners’ equity resulting from operations	1,875,717	86	8,905,681	270,061	528,599	200	3,224,593	34,649,211	17,546
CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	390,788	–	974,799	46,920	251,208	–	741,684	4,702,078	(5,495)
Net transfer (to) from affiliate and subaccounts	(6,166,304)	–	(223,442)	(245,788)	98,316	52	45,487,395	(11,573,127)	15,271
Payments for redemptions	(2,041,981)	(3,972)	(5,036,730)	(101,525)	(551,520)	–	(6,646,276)	(26,983,247)	(6,078)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	–	(132,469)	–	(8,100)	–	(97,273)	(459,345)	(2)
Annuity payout reserve adjustment	(2,616)	–	–	–	–	–	59,939	(41,161)	—

Net increase (decrease) from contract owners’ equity transactions	(7,820,113)	(3,972)	(4,417,842)	(300,393)	(210,096)	52	39,545,469	(34,354,802)	3,696

Total increase (decrease) in contract owners’ equity	(5,944,396)	(3,886)	4,487,839	(30,332)	318,503	252	42,770,062	294,409	21,242

CONTRACT OWNERS’ EQUITY
Beginning of period	18,151,810	3,886	51,046,312	1,649,284	5,170,678	2,059	23,053,508	244,875,498	135,124

End of period	$12,207,414	–	55,534,151	1,618,952	5,489,181	2,311	65,823,570	245,169,907	156,366

See accompanying notes to financial statements

25

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2012

	DWS Variable Series I						DWS Variable Series II
	DWS Core Equity VIP A Subaccount	DWS Core Equity VIP B Subaccount	DWS Global Small Cap Growth VIP A Subaccount	DWS Global Small Cap Growth VIP B Subaccount	DWS International VIP A Subaccount	DWS International VIP B Subaccount	DWS Blue Chip VIP A Subaccount	DWS Blue Chip VIP B Subaccount	DWS Core Fixed Income VIP A Subaccount
OPERATIONS
Net investment income (loss)	$(521,844)	(899)	(451,792)	(55)	246,319	78	478,743	134	1,633,189
Net realized gain (loss) on investments	(1,329,438)	247	961,288	(242)	(4,316,291)	(4,295)	681,537	6,477	(275,651)
Change in unrealized appreciation (depreciation) of investments	6,995,579	9,079	7,287,278	489	9,678,672	10,201	4,310,600	(3,307)	(387,779)

Net increase (decrease) in contract owners’ equity resulting from operations	5,144,297	8,427	7,796,774	192	5,608,700	5,984	5,470,880	3,304	969,759

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	956,078	2,645	1,101,046	–	955,341	–	141,038	–	100,367
Net transfer (to) from affiliate and subaccounts	52,538,443	35,648	(2,191,831)	–	(542,203)	(15)	(54,857,401)	(34,822)	(42,328,635)
Payments for redemptions	(6,133,996)	(3,236)	(5,025,183)	(1,991)	(3,722,044)	(8,470)	(1,541,834)	–	(2,049,466)
Guaranteed retirement income benefit, maintenance fees, and other fees	(142,481)	–	(144,244)	–	(70,663)	–	(30,964)	–	(19,719)
Annuity payout reserve adjustment	(4,300)	–	–	–	(2,749)	–	–	–	(52,051)

Net increase (decrease) from contract owners’ equity transactions	47,213,744	35,057	(6,260,212)	(1,991)	(3,382,318)	(8,485)	(56,289,161)	(34,822)	(44,349,504)

Total increase (decrease) in contract owners’ equity	52,358,041	43,484	1,536,562	(1,799)	2,226,382	(2,501)	(50,818,281)	(31,518)	(43,379,745)

CONTRACT OWNERS’ EQUITY
Beginning of period	27,228,363	56,024	59,496,556	1,799	31,125,485	40,948	50,818,281	31,518	43,379,745

End of period	$79,586,404	99,508	61,033,118	–	33,351,867	38,447	–	–	–

See accompanying notes to financial statements

26

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2012

	DWS Variable Series II
	DWS Diversified International Equity VIP A Subaccount	DWS Dreman Small Mid Cap Value VIP A Subaccount	DWS Dreman Small Mid Cap Value VIP B Subaccount	DWS Global Income Builder VIP A Subaccount	DWS Global Thematic VIP A Subaccount	DWS Global Thematic VIP B Subaccount	DWS Government & Agency Securities VIP A Subaccount	DWS Government & Agency Securities VIP B Subaccount	DWS High Income VIP A Subaccount
OPERATIONS
Net investment income (loss)	$723,438	(275,436)	(1,742)	342,640	(4,172)	(305)	2,183,261	3,525	6,607,336
Net realized gain (loss) on investments	(4,194,795)	(1,002,099)	(1,330)	3,234,444	(875,088)	(457)	2,024,587	5,886	(853,238)
Change in unrealized appreciation (depreciation) of investments	10,493,098	13,915,262	20,037	13,520,026	5,644,538	6,830	(3,071,104)	(8,244)	7,100,767

Net increase (decrease) in contract owners’ equity resulting from operations	7,021,741	12,637,727	16,965	17,097,110	4,765,278	6,068	1,136,744	1,167	12,854,865

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	735,324	1,735,959	–	1,123,934	1,348,769	3,527	1,805,949	6,172	1,353,057
Net transfer (to) from affiliate and subaccounts	(534,876)	(3,584,478)	609	(1,403,088)	(367,342)	(1)	(10,353,894)	(65)	6,485,122
Payments for redemptions	(5,051,595)	(10,006,706)	(16,937)	(18,376,542)	(2,206,113)	–	(8,550,881)	(39,828)	(12,388,057)
Guaranteed retirement income benefit, maintenance fees, and other fees	(70,768)	(194,892)	–	(85,660)	(76,033)	–	(125,876)	–	(128,769)
Annuity payout reserve adjustment	(14,451)	(16,109)	–	(110,518)	–	–	14,667	–	(26,371)

Net increase (decrease) from contract owners’ equity transactions	(4,936,366)	(12,066,226)	(16,328)	(18,851,874)	(1,300,719)	3,526	(17,210,035)	(33,721)	(4,705,018)

Total increase (decrease) in contract owners’ equity	2,085,375	571,501	637	(1,754,764)	3,464,559	9,594	(16,073,291)	(32,554)	8,149,847

CONTRACT OWNERS’ EQUITY
Beginning of period	47,497,958	107,906,299	152,843	155,960,717	29,211,715	36,211	86,559,744	181,796	102,719,798

End of period	$49,583,333	108,477,800	153,480	154,205,953	32,676,274	45,805	70,486,453	149,242	110,869,645

See accompanying notes to financial statements

27

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2012

	DWS Variable Series II						DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS High Income VIP B Subaccount	DWS Large Cap Value VIP A Subaccount	DWS Large Cap Value VIP B Subaccount	DWS Money Market VIP Subaccount	DWS Small Mid Cap Growth VIP A Subaccount	DWS Unconstrained Income VIP A Subaccount	DWS Equity 500 Index VIP A Subaccount	DWS Equity 500 Index VIP B2 Subaccount	Fidelity VIP Asset Manager Subaccount
OPERATIONS
Net investment income (loss)	$5,692	1,208,375	(263)	(1,337,670)	(1,433,890)	2,061,147	263,547	(90)	7,798
Net realized gain (loss) on investments	(1,024)	7,766,814	(12,597)	–	2,325,228	686,315	(109,164)	130	(623)
Change in unrealized appreciation (depreciation) of investments	5,701	9,505,754	26,911	–	11,220,499	2,112,715	9,771,940	2,386	440,380

Net increase (decrease) in contract owners’ equity resulting from operations	10,369	18,480,943	14,051	(1,337,670)	12,111,837	4,860,177	9,926,323	2,426	447,555

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	–	3,426,814	–	6,323,027	2,497,542	790,770	1,671,261	–	86,452
Net transfer (to) from affiliate and subaccounts	7,751	(9,106,721)	1,764	5,438,216	(6,181,366)	4,584,245	9,515,761	326	55,276
Payments for redemptions	(10,688)	(23,745,298)	(45,648)	(21,677,382)	(8,443,229)	(5,312,569)	(6,533,185)	(1,586)	(483,502)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	(504,466)	–	(169,030)	(194,119)	(107,852)	(194,964)	–	–
Annuity payout reserve adjustment	–	(6,105)	–	(6,376)	(7,211)	(410)	–	–	59

Net increase (decrease) from contract owners’ equity transactions	(2,937)	(29,935,776)	(43,884)	(10,091,545)	(12,328,383)	(45,816)	4,458,873	(1,260)	(341,715)

Total increase (decrease) in contract owners’ equity	7,432	(11,454,833)	(29,833)	(11,429,215)	(216,546)	4,814,361	14,385,196	1,166	105,840

CONTRACT OWNERS’ EQUITY
Beginning of period	84,668	233,221,632	211,789	99,788,031	97,871,180	42,148,868	66,320,475	18,505	4,190,246

End of period	$92,100	221,766,799	181,956	88,358,816	97,654,634	46,963,229	80,705,671	19,671	4,296,086

See accompanying notes to financial statements

28

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2012

	Fidelity Variable Insurance Products Funds							Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Contrafund Subaccount	Fidelity VIP Contrafund - Service 2 Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Equity Income - Service 2 Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Fidelity VIP Index 500 - SC Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount
OPERATIONS
Net investment income (loss)	$(24,711)	(118)	374,499	(41)	(199,306)	453,533	2,817	14,524	(32,258)
Net realized gain (loss) on investments	(1,934,344)	(1,226)	557,241	(1,177)	1,233,265	1,782,401	(15,451)	160,560	81,771
Change in unrealized appreciation (depreciation) of investments	10,571,609	2,126	2,541,639	1,398	1,982,399	5,172,810	420,453	433,414	817,732

Net increase (decrease) in contract owners’ equity resulting from operations	8,612,554	782	3,473,379	180	3,016,358	7,408,744	407,819	608,498	867,245
CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,309,543	–	541,077	–	576,438	1,143,331	32,841	208,402	194,359
Net transfer (to) from affiliate and subaccounts	(2,208,680)	–	(1,176,967)	–	(1,064,446)	2,744,352	(244,447)	(181,310)	(410,284)
Payments for redemptions	(6,778,991)	(16,876)	(3,112,554)	(5,902)	(2,821,014)	(6,478,687)	(774,620)	(899,677)	(679,975)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	–	–	–	–	–	–	–	–
Annuity payout reserve adjustment	(8,852)	–	(1,384)	–	(1,825)	(8,266)	–	(878)	–

Net increase (decrease) from contract owners’ equity transactions	(7,686,980)	(16,876)	(3,749,828)	(5,902)	(3,310,847)	(2,599,270)	(986,226)	(873,463)	(895,900)

Total increase (decrease) in contract owners’ equity	925,574	(16,094)	(276,449)	(5,722)	(294,489)	4,809,474	(578,407)	(264,965)	(28,655)

CONTRACT OWNERS’ EQUITY
Beginning of period	60,017,474	16,094	23,405,822	5,722	22,215,325	52,966,895	3,228,569	6,186,868	5,736,649
End of period	$60,943,048	–	23,129,373	–	21,920,836	57,776,369	2,650,162	5,921,903	5,707,994

See accompanying notes to financial statements

29

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2012

	Franklin Templeton Variable Insurance Products Trust					ING Global Resources Trust	ING Investors Trust	Invesco Variable Insurance Funds
	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Mutual Global Discovery Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING Global Resources Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	Invesco V.I. Diversified Dividend Fund Series I Subaccount	Invesco V.I. Global Health Care Subaccount
OPERATIONS
Net investment income (loss)	$570,411	68,315	237,543	34,605	3,427	(44,465)	(99,674)	2,429	(21,160)
Net realized gain (loss) on investments	277,559	64,529	1,196,222	(125,140)	(211,624)	(725,414)	169,571	8,102	202,754
Change in unrealized appreciation (depreciation) of investments	250,739	(105,143)	732,507	752,161	818,269	425,657	1,140,641	95,654	89,577

Net increase (decrease) in contract owners’ equity resulting from operations	1,098,709	27,701	2,166,272	661,626	610,072	(344,222)	1,210,538	106,185	271,171

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	196,712	122,338	617,602	185,659	207,773	182,809	97,106	21,656	102,252
Net transfer (to) from affiliate and subaccounts	1,148,719	(192,312)	(671,982)	(412,918)	(584,134)	(549,748)	(435,265)	64,488	9,536
Payments for redemptions	(2,338,824)	(781,344)	(2,530,411)	(693,581)	(643,333)	(702,841)	(709,777)	(355,844)	(283,588)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	–	–	–	(6)	–	–	–	–
Annuity payout reserve adjustment	(263)	–	(633)	(2)	(12,220)	(599)	(14,163)	–	–

Net increase (decrease) from contract owners’ equity transactions	(993,656)	(851,318)	(2,585,424)	(920,842)	(1,031,920)	(1,070,379)	(1,062,099)	(269,700)	(171,800)

Total increase (decrease) in contract owners’ equity	105,053	(823,617)	(419,152)	(259,216)	(421,848)	(1,414,601)	148,439	(163,515)	99,371

CONTRACT OWNERS’ EQUITY
Beginning of period	10,326,322	4,898,336	19,299,947	5,629,362	5,705,576	8,694,110	7,251,092	812,428	1,464,556

End of period	$10,431,375	4,074,719	18,880,795	5,370,146	5,283,728	7,279,509	7,399,531	648,913	1,563,927

See accompanying notes to financial statements

30

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2012

	Invesco Variable Insurance Funds		Janus Aspen Series
	Invesco V.I. Global Real Estate Subaccount	Invesco V.I. Utilities Subaccount	Janus Aspen Balanced I-S Subaccount	Janus Aspen Enterprise I-S Subaccount	Janus Aspen Forty I-S Subaccount	Janus Aspen Janus I-S Subaccount	Janus Aspen Perkins Mid Cap Value Subaccount	Janus Aspen Worldwide I-S Subaccount	Janus Aspen Worldwide S-C Subaccount
OPERATIONS
Net investment income (loss)	$(49,834)	370,416	1,026,324	(558,783)	(7,782)	(204,504)	(24,294)	(189,646)	–
Net realized gain (loss) on investments	(786,468)	(493,087)	7,568,597	3,792,950	101,972	1,665,693	384,676	968,292	–
Change in unrealized appreciation (depreciation) of investments	2,267,713	592,885	(592,863)	2,706,020	103,325	2,377,945	28,416	5,517,773	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,431,411	470,214	8,002,058	5,940,187	197,515	3,839,134	388,798	6,296,419	–

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	158,341	521,000	1,649,528	641,428	3,906	427,754	97,948	805,689	–
Net transfer (to) from affiliate and subaccounts	81,208	(940,325)	(473,200)	(1,856,241)	(134,394)	(672,293)	(474,657)	(1,146,867)	(2)
Payments for redemptions	(788,179)	(2,353,601)	(8,708,625)	(4,222,128)	(58,762)	(2,301,066)	(555,545)	(3,815,010)	–
Guaranteed retirement income benefit, maintenance fees, and other fees	–	(44,839)	–	–	(1,159)	–	–	–	–
Annuity payout reserve adjustment	–	(544)	(21,466)	(3,320)	–	(7,437)	–	(9,403)	–

Net increase (decrease) from contract owners’ equity transactions	(548,630)	(2,818,309)	(7,553,763)	(5,440,261)	(190,409)	(2,553,042)	(932,254)	(4,165,591)	(2)

Total increase (decrease) in contract owners’ equity	882,781	(2,348,095)	448,295	499,926	7,106	1,286,092	(543,456)	2,130,828	(2)

CONTRACT OWNERS’ EQUITY
Beginning of period	5,717,733	23,274,059	68,462,770	39,820,596	924,997	23,231,230	4,508,376	36,035,512	2

End of period	$6,600,514	20,925,964	68,911,065	40,320,522	932,103	24,517,322	3,964,920	38,166,340	–

See accompanying notes to financial statements

31

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2012

	JPMorgan Insurance Trust
	JP Morgan Insurance Trust Core Bond Subaccount	JP Morgan Insurance Trust Equity Index Subaccount	JP Morgan Insurance Trust International Equity Subaccount	JP Morgan Insurance Trust IntrepidGrowth Subaccount	JP Morgan Insurance Trust Intrepid MidCap Subaccount	JP Morgan Insurance Trust Mid Cap Growth Subaccount	JP Morgan Insurance Trust Mid Cap Value Subaccount	JP Morgan Insurance Trust Small Cap Core Subaccount	JP Morgan Insurance Trust US Equity Subaccount
OPERATIONS
Net investment income (loss)	$37,484	129	65,063	(83)	(13,498)	(12,687)	(18,638)	(48,683)	136
Net realized gain (loss) on investments	41,573	30,827	(725,821)	(1,732)	(61,795)	131,346	150,506	(31,058)	42,099
Change in unrealized appreciation (depreciation) of investments	(37,789)	(5,627)	2,014,661	–	456,208	21,743	1,089,782	759,764	22,939

Net increase (decrease) in contract owners’ equity resulting from operations	41,268	25,329	1,353,903	(1,815)	380,915	140,402	1,221,650	680,023	65,174

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	18,872	907	295,163	–	50,173	24,515	181,363	98,272	11,929
Net transfer (to) from affiliate and subaccounts	(24,543)	(18,891)	(660,705)	1,815	(230,091)	(206,123)	(283,880)	(363,072)	227,930
Payments for redemptions	(392,556)	(5,970)	(1,015,580)	–	(289,930)	(86,004)	(771,723)	(483,521)	(63,077)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	–	–	–	–	–	–	–	–
Annuity payout reserve adjustment	–	–	–	–	–	–	–	(930)	–

Net increase (decrease) from contract owners’ equity transactions	(398,227)	(23,954)	(1,381,122)	1,815	(469,848)	(267,612)	(874,240)	(749,251)	176,782

Total increase (decrease) in contract owners’ equity	(356,959)	1,375	(27,219)	–	(88,933)	(127,210)	347,410	(69,228)	241,956

CONTRACT OWNERS’ EQUITY
Beginning of period	1,303,722	144,177	7,679,459	–	2,784,619	1,020,354	6,833,141	4,069,381	391,155

End of period	$946,763	145,552	7,652,240	–	2,695,686	893,144	7,180,551	4,000,153	633,111

See accompanying notes to financial statements

32

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2012

	Oppenheimer Variable Account Funds							PIMCO Variable Insurance Trust
	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Global Strategic Income VA Subaccount	Oppenheimer High Income Fund Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small & Mid Cap Subaccount	Oppenheimer Small Mid Cap Growth Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount
OPERATIONS
Net investment income (loss)	$(19,682)	117,419	330,289	108,913	(35,911)	(68,815)	(16,618)	735	567
Net realized gain (loss) on investments	42,935	(519,599)	204,853	(88,364)	43,078	(89,483)	26,846	4,261	566
Change in unrealized appreciation (depreciation) of investments	228,480	3,890,069	354,215	55,444	668,691	1,145,084	137,097	2,842	3,766

Net increase (decrease) in contract owners’ equity resulting from operations	251,733	3,487,889	889,357	75,993	675,858	986,786	147,325	7,838	4,899

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	65,184	528,294	246,443	57,979	113,109	217,682	26,987	529	–
Net transfer (to) from affiliate and subaccounts	(316,318)	(1,652,436)	828,902	(791,335)	(262,028)	(335,059)	330,903	(26,803)	(15,654)
Payments for redemptions	(335,176)	(2,560,635)	(2,086,544)	(91,086)	(612,918)	(881,724)	(90,741)	(1,654)	(348)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	–	–	–	–	–	–	(90)	(149)
Annuity payout reserve adjustment	–	–	–	–	–	–	–	–	–

Net increase (decrease) from contract owners’ equity transactions	(586,310)	(3,684,777)	(1,011,199)	(824,442)	(761,837)	(999,101)	267,149	(28,018)	(16,151)

Total increase (decrease) in contract owners’ equity	(334,577)	(196,888)	(121,842)	(748,449)	(85,979)	(12,315)	414,474	(20,180)	(11,252)

CONTRACT OWNERS’ EQUITY
Beginning of period	2,066,938	20,071,399	8,459,750	748,449	4,763,547	6,443,936	1,026,608	99,205	118,508

End of period	$1,732,361	19,874,511	8,337,908	—	4,677,568	6,431,621	1,441,082	79,025	107,256

See accompanying notes to financial statements

33

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

	Alger Portfolios							American Century Variable Portfolios, Inc.
	Alger Balanced O Subaccount	Alger Capital Appreciation O Subaccount	Alger Capital Appreciation S Subaccount	Alger Large Cap Growth I-2 Subaccount	Alger Mid Cap Growth I-2 Subaccount	Alger Mid Cap Growth S Subaccount	Alger Small Cap Growth I-2 Subaccount	American Century VP Income & Growth Subaccount	American Century VP Income & Growth II Subaccount
OPERATIONS
Net investment income (loss)	$555,024	(726,004)	(32)	(41,396)	(129,923)	(249)	(113,405)	15,124	(32)
Net realized gain (loss) on investments	(1,220,571)	1,361,285	242	281,507	(1,640,279)	(7)	311,410	(786,491)	29
Change in unrealized appreciation (depreciation) of investments	190,788	(1,553,181)	(277)	(436,124)	674,051	(1,106)	(624,685)	952,622	105

Net increase (decrease) in contract owners’ equity resulting from operations	(474,759)	(917,900)	(67)	(196,013)	(1,096,151)	(1,362)	(426,680)	181,255	102

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	324,296	1,567,133	–	346,509	472,080	–	271,371	314,031	–
Net transfer (to) from affiliate and subaccounts	(78,439)	3,597,100	5	(187,051)	(840,223)	(1)	238,784	(314,364)	(1)
Payments for redemptions	(5,080,437)	(4,843,594)	(1,474)	(1,416,344)	(1,865,403)	–	(783,353)	(1,627,171)	–
Guaranteed retirement income benefit, maintenance fees, and other fees	(95,342)	(135,733)	–	–	–	–	–	–	–
Annuity payout reserve adjustment	(12,858)	–	–	23	–	–	83	(1)	–

Net increase (decrease) from contract owners’ equity transactions	(4,942,780)	184,906	(1,469)	(1,256,863)	(2,233,546)	(1)	(273,115)	(1,627,505)	(1)

Total increase (decrease) in contract owners’ equity	(5,417,539)	(732,994)	(1,536)	(1,452,876)	(3,329,697)	(1,363)	(699,795)	(1,446,250)	101

CONTRACT OWNERS’ EQUITY
Beginning of period	42,236,442	54,320,980	1,536	11,341,797	13,497,680	13,164	8,563,941	10,419,584	8,917

End of period	$36,818,903	53,587,986	–	9,888,921	10,167,983	11,801	7,864,146	8,973,334	9,018

See accompanying notes to financial statements

34

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

	American Century Variable Portfolios, Inc.		Credit Suisse Trust	Dreyfus Investment Portfolios		The Dreyfus Socially Responsible Growth Fund, Inc.		DWS Variable Series I
	American Century VP Value Subaccount	American Century VP Value II Subaccount	Credit Suisse Trust International Equity Flex III Subaccount	Dreyfus I.P. Mid Cap Stock A Subaccount	Dreyfus I.P. Mid Cap Stock SC Subaccount	Dreyfus Socially Responsible Growth A Subaccount	Dreyfus Socially Responsible Growth SC Subaccount	DWS Bond VIP A Subaccount	DWS Capital Growth VIP A Subaccount
OPERATIONS
Net investment income (loss)	$65,647	8	712,883	(511,444)	(20,228)	(28,425)	(23)	660,315	(1,946,427)
Net realized gain (loss) on investments	240,907	(19)	(2,063,375)	(3,444,280)	157,239	182,099	6	(104,351)	3,687,837
Change in unrealized appreciation (depreciation) of investments	(1,244,592)	(21)	(5,261,350)	3,393,900	(161,408)	(152,904)	(7)	376,251	(23,259,368)

Net increase (decrease) in contract owners’ equity resulting from operations	(938,038)	(32)	(6,611,842)	(561,824)	(24,397)	770	(24)	932,215	(21,517,958)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	452,821	–	1,215,574	899,915	53,204	83,737	–	301,856	2,953,116
Net transfer (to) from affiliate and subaccounts	(490,592)	(1)	(35,632,616)	(1,155,692)	(164,909)	145,361	55	173,207	63,674,633
Payments for redemptions	(1,681,152)	–	(2,818,052)	(6,729,618)	(224,676)	(776,130)	–	(2,758,041)	(29,074,707)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	–	(65,088)	(137,445)	–	(7,338)	–	(33,404)	(465,133)
Annuity payout reserve adjustment	86	–	(14,819)	(7,768)	–	–	–	1	(64,252)

Net increase (decrease) from contract owners’ equity transactions	(1,718,837)	(1)	(37,315,001)	(7,130,608)	(336,381)	(554,370)	55	(2,316,381)	37,023,657

Total increase (decrease) in contract owners’ equity	(2,656,875)	(33)	(43,926,843)	(7,692,432)	(360,778)	(553,600)	31	(1,384,166)	15,505,699

CONTRACT OWNERS’ EQUITY
Beginning of period	20,808,685	3,919	43,926,843	58,738,744	2,010,062	5,724,278	2,028	24,437,674	229,369,799

End of period	$18,151,810	3,886	–	51,046,312	1,649,284	5,170,678	2,059	23,053,508	244,875,498

See accompanying notes to financial statements

35

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

	DWS Variable Series I
	DWS Capital Growth VIP B Subaccount	DWS Global Small Cap Growth VIP A Subaccount	DWS Global Small Cap Growth VIP B Subaccount	DWS Growth & Income VIP A Subaccount	DWS Growth & Income VIP B Subaccount	DWS Health Care VIP A Subaccount	DWS Health Care VIP B Subaccount	DWS International VIP A Subaccount	DWS International VIP B Subaccount
OPERATIONS
Net investment income (loss)	$(2,462)	224,199	(30)	(26,395)	(443)	24,893	(52)	159,123	(118)
Net realized gain (loss) on investments	5,256	(777,753)	(448)	(1,242,734)	(9,319)	1,174,623	674	(3,588,987)	(15,691)
Change in unrealized appreciation (depreciation) of investments	(13,913)	(7,148,798)	49	862,651	10,884	2,588,988	787	(3,454,445)	6,503

Net increase (decrease) in contract owners’ equity resulting from operations	(11,119)	(7,702,352)	(429)	(406,478)	1,122	3,788,504	1,409	(6,884,309)	(9,306)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	11	1,315,788	1	326,891	2,473	76,719	–	499,941	–
Net transfer (to) from affiliate and subaccounts	28,699	(1,478,083)	–	390,477	5,119	(33,774,174)	(12,783)	(149,382)	639
Payments for redemptions	(59,365)	(6,795,830)	(1,330)	(3,972,270)	(59,559)	(1,014,428)	(176)	(4,400,157)	(22,005)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	(163,425)	–	(57,917)	–	(18,556)	–	(80,161)	–
Annuity payout reserve adjustment	–	–	–	20,962	–	7	–	(25,114)	–

Net increase (decrease) from contract owners’ equity transactions	(30,655)	(7,121,550)	(1,329)	(3,291,857)	(51,967)	(34,730,432)	(12,959)	(4,154,873)	(21,366)

Total increase (decrease) in contract owners’ equity	(41,774)	(14,823,902)	(1,758)	(3,698,335)	(50,845)	(30,941,928)	(11,550)	(11,039,182)	(30,672)

CONTRACT OWNERS’ EQUITY
Beginning of period	176,898	74,320,458	3,557	30,926,698	106,869	30,941,928	11,550	42,164,667	71,620

End of period	$135,124	59,496,556	1,799	27,228,363	56,024	–	–	31,125,485	40,948

See accompanying notes to financial statements

36

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

	DWS Variable Series II
	DWS Balanced VIP A Subaccount	DWS Blue Chip VIP A Subaccount	DWS Blue Chip VIP B Subaccount	DWS Core Fixed Income VIP A Subaccount	DWS Diversified International Equity VIP A Subaccount	DWS Dreman Small Mid Cap Value VIP A Subaccount	DWS Dreman Small Mid Cap Value VIP B Subaccount	DWS Global Thematic VIP A Subaccount	DWS Global Thematic VIP B Subaccount
OPERATIONS
Net investment income (loss)	$406,400	(172,673)	(810)	611,790	326,684	(382,476)	(2,354)	(264,621)	(604)
Net realized gain (loss) on investments	2,338,421	(4,092,880)	(23,710)	(2,701,234)	(3,527,089)	(2,668,130)	(54,368)	(4,572,227)	(422)
Change in unrealized appreciation (depreciation) of investments	(7,207,718)	3,247,645	29,959	4,214,506	(3,886,862)	(6,185,065)	41,511	(600,016)	(5,773)

Net increase (decrease) in contract owners’ equity resulting from operations	(4,462,897)	(1,017,908)	5,439	2,125,062	(7,087,267)	(9,235,671)	(15,211)	(5,436,864)	(6,799)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,553,562	543,992	–	435,695	566,479	1,760,883	–	522,949	3,297
Net transfer (to) from affiliate and subaccounts	(3,203,554)	11,705	(2,217)	(582,481)	214,897	(3,635,731)	3,217	(718,849)	–
Payments for redemptions	(18,648,828)	(6,835,448)	(138,294)	(6,398,904)	(5,187,987)	(12,792,497)	(70,555)	(3,931,726)	–
Guaranteed retirement income benefit, maintenance fees, and other fees	(91,738)	(127,000)	–	(81,116)	(77,743)	(215,235)	–	(82,715)	–
Annuity payout reserve adjustment	6,481	(29,211)	–	(14,867)	3,244	(3,428)	–	(3,085)	–

Net increase (decrease) from contract owners’ equity transactions	(20,384,077)	(6,435,962)	(140,511)	(6,641,673)	(4,481,110)	(14,886,008)	(67,338)	(4,213,426)	3,297

Total increase (decrease) in contract owners’ equity	(24,846,974)	(7,453,870)	(135,072)	(4,516,611)	(11,568,377)	(24,121,679)	(82,549)	(9,650,290)	(3,502)

CONTRACT OWNERS’ EQUITY
Beginning of period	180,807,691	58,272,151	166,590	47,896,356	59,066,335	132,027,978	235,392	38,862,005	39,713

End of period	$155,960,717	50,818,281	31,518	43,379,745	47,497,958	107,906,299	152,843	29,211,715	36,211

See accompanying notes to financial statements

37

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

	DWS Variable Series II
	DWS Government & Agency Securities VIP A Subaccount	DWS Government & Agency Securities VIP B Subaccount	DWS High Income VIP A Subaccount	DWS High Income VIP B Subaccount	DWS Large Cap Value VIP A Subaccount	DWS Large Cap Value VIP B Subaccount	DWS Mid Cap Growth VIP A Subaccount	DWS Money Market VIP Subaccount	DWS Small Mid Cap Growth VIP A Subaccount
OPERATIONS
Net investment income (loss)	$2,287,068	4,791	8,540,959	9,525	(368,708)	(1,141)	(79,508)	(1,357,232)	(975,459)
Net realized gain (loss) on investments	2,650,588	6,830	2,115,925	(12,780)	8,933,959	(25,899)	3,456,620	–	3,969,538
Change in unrealized appreciation (depreciation) of investments	(242,533)	(1,297)	(7,695,442)	5,737	(22,794,497)	15,348	(1,439,292)	–	(16,108,334)

Net increase (decrease) in contract owners’ equity resulting from operations	4,695,123	10,324	2,961,442	2,482	(14,229,246)	(11,692)	1,937,820	(1,357,232)	(13,114,255)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	667,399	5,770	930,713	–	1,842,151	(1)	143,338	2,428,322	1,642,574
Net transfer (to) from affiliate and subaccounts	8,126,087	4,843	(6,494,011)	2,688	139,475,195	116,237	(18,475,643)	44,838,995	60,023,713
Payments for redemptions	(13,958,941)	(47,700)	(13,607,768)	(64,662)	(24,256,133)	(62,385)	(426,882)	(40,012,299)	(9,633,864)
Guaranteed retirement income benefit, maintenance fees, and other fees	(150,654)	–	(126,659)	–	(486,964)	–	(9,639)	(171,518)	(182,471)
Annuity payout reserve adjustment	(121,149)	–	34,512	–	(216,235)	–	–	13,491	(2,763)

Net increase (decrease) from contract owners’ equity transactions	(5,437,258)	(37,087)	(19,263,213)	(61,974)	116,358,014	53,851	(18,768,826)	7,096,991	51,847,189

Total increase (decrease) in contract owners’ equity	(742,135)	(26,763)	(16,301,771)	(59,492)	102,128,768	42,159	(16,831,006)	5,739,759	38,732,934

CONTRACT OWNERS’ EQUITY
Beginning of period	87,301,879	208,559	119,021,569	144,160	131,092,864	169,630	16,831,006	94,048,272	59,138,246

End of period	$86,559,744	181,796	102,719,798	84,668	233,221,632	211,789	–	99,788,031	97,871,180

See accompanying notes to financial statements

38

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

	DWS Variable Series II						DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS Strategic Value VIP A Subaccount	DWS Strategic Value VIP B Subaccount	DWS Technology VIP A Subaccount	DWS Technology VIP B Subaccount	DWS Turner Mid Cap Growth VIP A Subaccount	DWS Unconstrained Income VIP A Subaccount	DWS Equity 500 Index VIP A Subaccount	DWS Equity 500 Index VIP B2 Subaccount	Fidelity VIP Asset Manager Subaccount
OPERATIONS
Net investment income (loss)	$1,726,433	453	(223,026)	(109)	(214,234)	1,824,891	221,922	(98)	20,714
Net realized gain (loss) on investments	(52,071,847)	(44,074)	12,169,492	4,579	9,006,778	145,359	(573,569)	(9)	18,866
Change in unrealized appreciation (depreciation) of investments	61,803,635	53,899	(8,923,814)	(3,541)	(3,243,000)	(351,876)	273,955	36	(212,053)

Net increase (decrease) in contract owners’ equity resulting from operations	11,458,221	10,278	3,022,652	929	5,549,544	1,618,374	(77,692)	(71)	(172,473)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	908,401	1	449,313	–	468,153	157,919	665,428	1	82,565
Net transfer (to) from affiliate and subaccounts	(153,591,904)	(119,065)	(48,179,604)	(16,700)	(48,850,982)	1,252,953	(2,926,788)	340	(70,947)
Payments for redemptions	(6,587,779)	(43,756)	(1,542,305)	–	(1,163,581)	(5,662,605)	(7,581,652)	–	(927,912)
Guaranteed retirement income benefit, maintenance fees, and other fees	(87,035)	–	(25,722)	–	(28,491)	(103,675)	(173,423)	–	–
Annuity payout reserve adjustment	1,446	–	267	–	29	(75,316)	(13,731)	–	559

Net increase (decrease) from contract owners’ equity transactions	(159,356,871)	(162,820)	(49,298,051)	(16,700)	(49,574,872)	(4,430,724)	(10,030,166)	341	(915,735)

Total increase (decrease) in contract owners’ equity	(147,898,650)	(152,542)	(46,275,399)	(15,771)	(44,025,328)	(2,812,350)	(10,107,858)	270	(1,088,208)

CONTRACT OWNERS’ EQUITY
Beginning of period	147,898,650	152,542	46,275,399	15,771	44,025,328	44,961,218	76,428,333	18,235	5,278,454

End of period	$–	–	–	–	–	42,148,868	66,320,475	18,505	4,190,246

See accompanying notes to financial statements

39

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

	Fidelity Variable Insurance Products Funds							Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Contrafund Subaccount	Fidelity VIP Contrafund - Service 2 Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Equity Income - Service 2 Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Fidelity VIP Index 500 - SC Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount
OPERATIONS
Net investment income (loss)	$(252,802)	(148)	264,768	39	(253,286)	298,069	3,498	9,681	(40,223)
Net realized gain (loss) on investments	(3,019,536)	71	(1,213,533)	(12)	1,234,130	3,119,300	32,024	35,658	670
Change in unrealized appreciation (depreciation) of investments	845,885	(664)	900,958	(86)	(1,223,610)	(2,981,212)	(17,472)	224,215	(299,676)

Net increase (decrease) in contract owners’ equity resulting from operations	(2,426,453)	(741)	(47,807)	(59)	(242,766)	436,157	18,050	269,554	(339,229)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,834,275	(1)	704,996	–	626,283	1,532,855	69,616	219,737	177,925
Net transfer (to) from affiliate and subaccounts	(2,724,119)	–	(1,057,631)	–	(506,899)	(2,237,111)	4,695	(124,031)	52,367
Payments for redemptions	(7,338,778)	–	(3,461,144)	–	(2,829,649)	(5,833,966)	(562,533)	(811,865)	(521,903)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	–	–	–	–	–	–	–	–
Annuity payout reserve adjustment	(25,233)	–	163	–	202	893	–	161	–

Net increase (decrease) from contract owners’ equity transactions	(8,253,855)	(1)	(3,813,616)	–	(2,710,063)	(6,537,329)	(488,222)	(715,998)	(291,611)

Total increase (decrease) in contract owners’ equity	(10,680,308)	(742)	(3,861,423)	(59)	(2,952,829)	(6,101,172)	(470,172)	(446,444)	(630,840)

CONTRACT OWNERS’ EQUITY
Beginning of period	70,697,782	16,836	27,267,245	5,781	25,168,154	59,068,067	3,698,741	6,633,312	6,367,489

End of period	$60,017,474	16,094	23,405,822	5,722	22,215,325	52,966,895	3,228,569	6,186,868	5,736,649

See accompanying notes to financial statements

40

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

	Franklin Templeton Variable Insurance Products Trust					ING Global Resources Trust	ING Investors Trust	Invesco Variable Insurance Funds
	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Mutual Global Discovery Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING Global Resources Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	Invesco V.I. Dividend Growth Services Subaccount	Invesco V.I. Financial Services Subaccount
OPERATIONS
Net investment income (loss)	$471,765	71,094	185,682	58,388	(26,864)	(79,536)	(19,620)	(7,104)	(2,677)
Net realized gain (loss) on investments	179,151	28,625	605,436	(182,252)	(326,320)	(341,869)	840,851	(14,521)	215,929
Change in unrealized appreciation (depreciation) of investments	(523,094)	80,631	(1,694,503)	(27,530)	(938,452)	(632,392)	(2,675,474)	(46,964)	(159,273)

Net increase (decrease) in contract owners’ equity resulting from operations	127,822	180,350	(903,385)	(151,394)	(1,291,636)	(1,053,797)	(1,854,243)	(68,589)	53,979

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	277,031	145,613	764,293	224,018	198,169	239,705	154,639	22,091	14,984
Net transfer (to) from affiliate and subaccounts	1,058,257	594,559	(224,598)	(391,039)	(1,190,779)	(246,385)	(979,011)	915,221	(953,406)
Payments for redemptions	(2,098,297)	(425,469)	(2,881,877)	(899,696)	(712,116)	(1,034,052)	(871,303)	(56,295)	(60,809)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	–	–	–	(6)	–	–	–	–
Annuity payout reserve adjustment	149	–	(52)	(19)	911	216	1,099	–	–

Net increase (decrease) from contract owners’ equity transactions	(762,860)	314,703	(2,342,234)	(1,066,736)	(1,703,821)	(1,040,516)	(1,694,576)	881,017	(999,231)

Total increase (decrease) in contract owners’ equity	(635,038)	495,053	(3,245,619)	(1,218,130)	(2,995,457)	(2,094,313)	(3,548,819)	812,428	(945,252)

CONTRACT OWNERS’ EQUITY
Beginning of period	10,961,360	4,403,283	22,545,566	6,847,492	8,701,033	10,788,423	10,799,911	–	945,252

End of period	$10,326,322	4,898,336	19,299,947	5,629,362	5,705,576	8,694,110	7,251,092	812,428	–

See accompanying notes to financial statements

41

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

	Invesco Variable Insurance Funds			Janus Aspen Series
	Invesco V.I. Global Health Care Subaccount	Invesco V.I. Global Real Estate Subaccount	Invesco V.I. Utilities Subaccount	Janus Aspen Balanced I-S Subaccount	Janus Aspen Enterprise I-S Subaccount	Janus Aspen Forty I-S Subaccount	Janus Aspen Janus I-S Subaccount	Janus Aspen Perkins Mid Cap Value Subaccount	Janus Aspen Worldwide I-S Subaccount
OPERATIONS
Net investment income (loss)	$(21,533)	155,540	386,788	789,363	(607,971)	(12,382)	(207,881)	(38,915)	(344,064)
Net realized gain (loss) on investments	(61,169)	(1,510,774)	(2,367,481)	6,344,875	3,775,911	77,543	1,521,077	(23,246)	1,293,046
Change in unrealized appreciation (depreciation) of investments	120,146	858,858	4,878,066	(6,835,942)	(4,316,603)	(154,298)	(3,009,772)	(139,959)	(7,523,689)

Net increase (decrease) in contract owners’ equity resulting from operations	37,444	(496,376)	2,897,373	298,296	(1,148,663)	(89,137)	(1,696,576)	(202,120)	(6,574,707)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	41,774	243,306	351,971	1,669,366	881,290	4,268	562,182	132,264	1,206,446
Net transfer (to) from affiliate and subaccounts	(18,548)	(144,391)	2,933,441	(2,004,502)	(2,124,168)	(148,543)	(899,122)	(65,425)	(1,875,488)
Payments for redemptions	(171,109)	(674,764)	(2,806,772)	(7,563,459)	(4,836,706)	(46,107)	(3,084,655)	(419,762)	(4,563,288)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	–	(44,439)	–	–	(1,324)	–	–	–
Annuity payout reserve adjustment	–	1	(353)	(29,222)	364	–	742	–	621

Net increase (decrease) from contract owners’ equity transactions	(147,883)	(575,848)	433,848	(7,927,817)	(6,079,220)	(191,706)	(3,420,853)	(352,923)	(5,231,709)

Total increase (decrease) in contract owners’ equity	(110,439)	(1,072,224)	3,331,221	(7,629,521)	(7,227,883)	(280,843)	(5,117,429)	(555,043)	(11,806,416)

CONTRACT OWNERS’ EQUITY
Beginning of period	1,574,995	6,789,957	19,942,838	76,092,291	47,048,479	1,205,840	28,348,659	5,063,419	47,841,928

End of period	$1,464,556	5,717,733	23,274,059	68,462,770	39,820,596	924,997	23,231,230	4,508,376	36,035,512

See accompanying notes to financial statements

42

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

	Janus Aspen Series	JPMorgan Insurance Trust
	Janus Aspen Worldwide S-C Subaccount	JP Morgan Insurance Trust Core Bond Subaccount	JP Morgan Insurance Trust Equity Index Subaccount	JP Morgan Insurance Trust International Equity Subaccount	JP Morgan Insurance Trust Intrepid Growth Subaccount	JP Morgan Insurance Trust Intrepid MidCap Subaccount	JP Morgan Insurance Trust Mid Cap Growth Subaccount	JP Morgan Insurance Trust Mid Cap Value Subaccount	JP Morgan Insurance Trust Small Cap Core Subaccount
OPERATIONS
Net investment income (loss)	$–	65,535	2,187	45,255	20	(13,913)	(16,326)	454	(56,663)
Net realized gain (loss) on investments	–	58,169	32,602	(641,027)	327	(53,977)	128,716	126,084	49,830
Change in unrealized appreciation (depreciation) of investments	–	(41,258)	(24,275)	(529,230)	(690)	13	(213,182)	(72,730)	(264,007)

Net increase (decrease) in contract owners’ equity resulting from operations	–	82,446	10,514	(1,125,002)	(343)	(67,877)	(100,792)	53,808	(270,840)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	–	14,873	5,620	389,383	–	165,098	45,298	273,610	132,738
Net transfer (to) from affiliate and subaccounts	(1)	(305,683)	(188,214)	(433,061)	771	(259,982)	153,132	(575,831)	(131,122)
Payments for redemptions	–	(171,088)	(33,703)	(1,399,137)	(2,539)	(371,440)	(74,502)	(787,502)	(458,844)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	–	–	–	–	–	–	–	–
Annuity payout reserve adjustment	–	–	–	–	–	–	–	–	101

Net increase (decrease) from contract owners’ equity transactions	(1)	(461,898)	(216,297)	(1,442,815)	(1,768)	(466,324)	123,928	(1,089,723)	(457,127)

Total increase (decrease) in contract owners’ equity	(1)	(379,452)	(205,783)	(2,567,817)	(2,111)	(534,201)	23,136	(1,035,915)	(727,967)

CONTRACT OWNERS’ EQUITY
Beginning of period	3	1,683,174	349,960	10,247,276	2,111	3,318,820	997,218	7,869,056	4,797,348

End of period	$2	1,303,722	144,177	7,679,459	–	2,784,619	1,020,354	6,833,141	4,069,381

See accompanying notes to financial statements

43

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

	JPMorgan Insurance Trust	Oppenheimer Variable Account Funds							PIMCO Variable Insurance Trust
	JP Morgan Insurance Trust US Equity Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Global Strategic Income VA Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small & Mid Cap Subaccount	Oppenheimer Small Mid Cap Growth Subaccount	PIMCO Foreign Bond Subaccount
OPERATIONS
Net investment income (loss)	$(587)	(28,127)	(58,336)	147,813	51,916	(39,360)	(68,278)	(14,244)	793
Net realized gain (loss) on investments	4,142	43,295	(462,113)	170,839	(106,743)	(150,427)	(161,446)	130,197	928
Change in unrealized appreciation (depreciation) of investments	(16,542)	(66,590)	(1,745,085)	(361,281)	5,783	102,666	(10,006)	(201,779)	4,101

Net increase (decrease) in contract owners’ equity resulting from operations	(12,987)	(51,422)	(2,265,534)	(42,629)	(49,044)	(87,121)	(239,730)	(85,826)	5,822

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	10,686	74,874	729,620	334,453	43,705	151,580	274,849	26,124	745
Net transfer (to) from affiliate and subaccounts	1,986	(145,479)	(2,012,121)	(213,576)	209,615	(171,222)	(377,953)	522,632	(31,552)
Payments for redemptions	(48,005)	(194,172)	(3,483,126)	(1,679,825)	(192,176)	(832,388)	(935,731)	(122,273)	(870)
Guaranteed retirement income benefit, maintenance fees, and other fees	–	–	–	–	–	–	–	–	(132)
Annuity payout reserve adjustment	–	–	(18)	–	–	–	–	–	–

Net increase (decrease) from contract owners’ equity transactions	(35,333)	(264,777)	(4,765,645)	(1,558,948)	61,144	(852,030)	(1,038,835)	426,483	(31,809)

Total increase (decrease) in contract owners’ equity	(48,320)	(316,199)	(7,031,179)	(1,601,577)	12,100	(939,151)	(1,278,565)	340,657	(25,987)

CONTRACT OWNERS’ EQUITY
Beginning of period	439,475	2,383,137	27,102,578	10,061,327	736,349	5,702,698	7,722,501	685,951	125,192

End of period	$391,155	2,066,938	20,071,399	8,459,750	748,449	4,763,547	6,443,936	1,026,608	99,205

See accompanying notes to financial statements

44

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2011

PIMCO Variable Insurance Trust
PIMCO Low Duration Subaccount
OPERATIONS
Net investment income (loss)	$347
Net realized gain (loss) on investments	305
Change in unrealized appreciation (depreciation) of investments	(1,005)

Net increase (decrease) in contract owners’ equity resulting from operations	(353)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	53
Net transfer (to) from affiliate and subaccounts	(18,496)
Payments for redemptions	(651)
Guaranteed retirement income benefit, maintenance fees, and other fees	(191)
Annuity payout reserve adjustment	–

Net increase (decrease) from contract owners’ equity transactions	(19,285)

Total increase (decrease) in contract owners’ equity	(19,638)

CONTRACT OWNERS’ EQUITY
Beginning of period	138,146

End of period	$118,508

See accompanying notes to financial statements

45

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1)	Organization:

ZALICO Variable Annuity Separate Account (the “Separate Account”), is a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich American Corporation (“Zurich”), a non-operating holding company. Zurich is a direct wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect wholly owned subsidiary of Zurich Insurance Group Ltd (formerly known as Zurich Financial Services Ltd) ( “ZIG” or “Parent”).

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Zurich Advantage III periodic and flexible payment variable annuity contracts (“Zurich Advantage III”), Zurich Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Zurich Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Zurich ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Zurich ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of eighty-six subaccounts with various subaccount options available to contract owners depending upon their respective Contracts. During the year ended December 31, 2012, assets were invested in eighty-nine of the subaccount options.

The Zurich Advantage III contracts have fifty-six subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the ING Global Resources Trust, the ING Investors Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

The Zurich Passport contracts have eleven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the DWS Variable Series II, an open-end management investment company.

The Scudder Destinations contracts have twenty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the DWS Variable Series I, the DWS Variable Series II, the DWS Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Preferred and Zurich Preferred Plus contracts have fifty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger

46

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1)	Organization: (continued)

Portfolios, the American Century Variable Portfolios, Inc., the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust, and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

The Farmers Variable Annuity I contracts have eleven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the DWS Variable Series I, the DWS Variable Series II, the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series and the PIMCO Variable Insurance Trust, all of which are open-end management investment companies.

The Zurich ZS4 contracts have nineteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the DWS Variable Series I, the DWS Variable Series II, the DWS Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Archway contracts have fifty subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

During the year ended December 31, 2012, the Separate Account was comprised of eighty-nine subaccounts as follows:

Alger Balanced O

Alger Capital Appreciation O

Alger Capital Appreciation S

Alger Large Cap Growth I-2

Alger Mid Cap Growth I-2

Alger Mid Cap Growth S

Alger Small Cap Growth I-2

American Century VP Income & Growth

American Century VP Income & Growth II

American Century VP Value

American Century VP Value II

Credit Suisse Trust International Equity Flex III (a)

Dreyfus I.P. Mid Cap Stock A

Dreyfus I.P. Mid Cap Stock SC

Dreyfus Socially Responsible Growth A

Dreyfus Socially Responsible Growth SC

DWS Blue Chip VIP A (b)

DWS Blue Chip VIP B (b)

DWS Bond VIP A

DWS Capital Growth VIP A

DWS Capital Growth VIP B

DWS Core Equity VIP A (1)

DWS Core Equity VIP B (2)

DWS Core Fixed Income VIP A (b)

DWS Diversified International Equity VIP A

DWS Dreman Small Mid Cap Value VIP A

DWS Dreman Small Mid Cap Value VIP B

DWS Equity 500 Index VIP A

DWS Equity 500 Index VIP B2

DWS Global Income Builder VIP A (3)

DWS Global Small Cap Growth VIP A

DWS Global Small Cap Growth VIP B

DWS Global Thematic VIP A

DWS Global Thematic VIP B

DWS Government & Agency Securities VIP A

DWS Government & Agency Securities VIP B

DWS Health Care VIP A (a)

DWS Health Care VIP B (a)

DWS High Income VIP A

DWS High Income VIP B

DWS International VIP A

DWS International VIP B

47

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1)	Organization: (continued)

DWS Large Cap Value VIP A

DWS Large Cap Value VIP B

DWS Mid Cap Growth VIP A (a)

DWS Money Market VIP

DWS Small Mid Cap Growth VIP A

DWS Strategic Value VIP A (a)

DWS Strategic Value VIP B (a)

DWS Technology VIP A (a)

DWS Technology VIP B (a)

DWS Turner Mid Cap Growth VIP A (a)

DWS Unconstrained Income VIP A

Fidelity VIP Asset Manager

Fidelity VIP Contrafund

Fidelity VIP Contrafund — Service 2

Fidelity VIP Equity Income

Fidelity VIP Equity Income — Service 2

Fidelity VIP Growth

Fidelity VIP Index 500

Fidelity VIP Index 500 — SC

Franklin Rising Dividends Securities

Franklin Small Cap Value Securities

Franklin Strategic Income Securities

Franklin U.S. Government

ING Global Resources

ING JPMorgan Emerging Markets Equity

Invesco V.I. Diversified Dividend Fund Series I (4)

Invesco V.I. Financial Services (a)

Invesco V.I. Global Health Care

Invesco V.I. Global Real Estate

Invesco V.I. Utilities

Janus Aspen Balanced I-S

Janus Aspen Enterprise I-S

Janus Aspen Forty I-S

Janus Aspen Janus I-S

Janus Aspen Perkins Mid Cap Value

Janus Aspen Worldwide I-S

Janus Aspen Worldwide S-C

JP Morgan Insurance Trust Core Bond

JP Morgan Insurance Trust Equity Index

JP Morgan Insurance Trust International Equity

JP Morgan Insurance Trust Intrepid Growth

JP Morgan Insurance Trust Intrepid MidCap

JP Morgan Insurance Trust Mid Cap Growth

JP Morgan Insurance Trust Mid Cap Value

JP Morgan Insurance Trust Small Cap Core

JP Morgan Insurance Trust US Equity

Mutual Global Discovery Securities

Mutual Shares Securities

Oppenheimer Capital Appreciation

Oppenheimer Global Securities

Oppenheimer Global Strategic Income VA Service

Oppenheimer High Income Fund (c)

Oppenheimer Main Street

Oppenheimer Main Street Small & Mid Cap

Oppenheimer Small Mid Cap Growth

PIMCO Foreign Bond

PIMCO Low Duration

Templeton Developing Markets Securities

(a)	Subaccounts ceased operations during 2011.
(b)	Subaccounts ceased operations on April 30, 2012 and merged into the subaccounts as indicated below.
(c)	Subaccount ceased operations on October 26, 2012 and merged into the subaccount as indicated below.

Closed Subaccount	Merged Subaccount
DWS Blue Chip VIP A	DWS Growth & Income VIP A
DWS Blue Chip VIP B	DWS Growth & Income VIP B
DWS Core Fixed Income VIP A	DWS Bond VIP A
Oppenheimer High Income Fund	Oppenheimer Global Strategic Income VA Service

(1)	Effective May 1, 2012 name changed from DWS Growth & Income VIP A Subaccount.
(2)	Effective May 1, 2012 name changed from DWS Growth & Income VIP B Subaccount.
(3)	Effective March 1, 2012 name changed from DWS Balanced VIP A Subaccount.
(4)	Effective April 30, 2012 name changed from Invesco V I Dividend Growth Fund Series I Shares

See respective contract Prospectus of each product for further description and benefits.

The remainder of this page is intentionally left blank

48

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(2)	Significant Accounting Policies:

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. The Separate Account’s assets are the property of ZALICO and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions and investment income

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the contracts, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax. Management will periodically review the contract in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of

49

ZALICO Variable Annuity Separate Account

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Notes to Financial Statements

(2)	Significant Accounting Policies: (continued)

Assets, Liabilities and Contract Owners’ Equity and the amounts reported in the Statement of Changes in Contract Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies identified in Note 1.

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Destinations, Farmers Variable Annuity, Archway, ZS4, Preferred, Preferred Plus, most Advantage III policies), or 4.0% for Passport and some Advantage III contracts. The mortality risk is fully borne by ZALICO and may result in additional amounts being transferred into the Separate Account by ZALICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Fair Value Measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfer between levels or a reconciliation of level 3 assets is not required. In addition, no other financial assets or assets valued on a non-recurring basis are recorded in the Separate Account.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

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ZALICO Variable Annuity Separate Account

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Notes to Financial Statements

(2)	Significant Accounting Policies: (continued)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosure Topic reflect market participation assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-end management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the investment companies. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

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ZALICO Variable Annuity Separate Account

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Notes to Financial Statements

(3)	Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the year ended December 31, 2012, are as follows:

	Purchases	Sales
The Alger Portfolios:
Alger Balanced O	$2,292,058	$5,677,780
Alger Capital Appreciation O	8,554,300	7,118,276
Alger Capital Appreciation S	–	–
Alger Large Cap Growth I-2	621,726	2,411,851
Alger Mid Cap Growth I-2	380,984	2,899,854
Alger Mid Cap Growth S	–	9,017
Alger Small Cap Growth I-2	2,176,608	1,660,694

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth	360,422	1,961,167
American Century VP Income & Growth II	40	9,483
American Century VP Value	721,564	8,463,203
American Century VP Value II	21	4,000

Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock A	2,590,621	7,532,475
Dreyfus I.P. Mid Cap Stock SC	74,615	395,571

Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth A	922,155	1,168,186
Dreyfus Socially Responsible Growth SC	65	41

DWS Variable Series I:
DWS Bond VIP A	65,845,310	26,023,789
DWS Capital Growth VIP A	4,612,617	40,360,461
DWS Capital Growth VIP B	17,208	15,622
DWS Core Equity VIP A	56,458,560	9,766,658
DWS Core Equity VIP B	38,342	4,184
DWS Global Small Cap Growth VIP A	4,521,454	7,984,152
DWS Global Small Cap Growth VIP B	111	2,054
DWS International VIP A	2,369,594	5,505,593
DWS International VIP B	817	9,224

DWS Variable Series II:
DWS Blue Chip VIP A	1,607,801	57,418,221
DWS Blue Chip VIP B	432	35,120
DWS Core Fixed Income VIP A	3,623,839	46,340,150
DWS Diversified International Equity VIP A	3,185,250	7,398,178
DWS Dreman Small Mid Cap Value VIP A	4,233,721	16,575,383
DWS Dreman Small Mid Cap Value VIP B	7,868	25,938
DWS Global Income Builder VIP A	4,387,191	22,896,425
DWS Global Thematic VIP A	3,222,534	4,527,425
DWS Global Thematic VIP B	3,801	580
DWS Government & Agency Securities VIP A	19,287,890	32,554,853

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ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3)	Purchases and Sales of Investments: (continued)

	Purchases	Sales
DWS Variable Series II: (continued)
DWS Government & Agency Securities VIP B	$15,517	$41,836
DWS High Income VIP A	48,047,346	46,145,028
DWS High Income VIP B	15,806	13,051
DWS Large Cap Value VIP A	6,432,269	35,159,670
DWS Large Cap Value VIP B	5,232	49,379
DWS Money Market VIP	35,303,297	46,732,512
DWS Small Mid Cap Growth VIP A	2,306,521	16,068,792
DWS Unconstrained Income VIP A	8,369,099	6,264,071

DWS Investments VIT Funds:
DWS Equity 500 Index VIP A	15,580,990	10,858,570
DWS Equity 500 Index VIP B2	560	1,910

Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager	471,226	773,725
Fidelity VIP Contrafund	2,237,699	9,949,390
Fidelity VIP Contrafund — Service 2	–	16,994
Fidelity VIP Equity Income	2,873,545	4,768,986
Fidelity VIP Equity Income — Service 2	151	5,943
Fidelity VIP Growth	4,398,632	7,908,785
Fidelity VIP Index 500	7,603,419	9,031,371
Fidelity VIP Index 500 — SC	146,233	1,087,241

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities	884,818	1,743,757
Franklin Small Cap Value Securities	434,916	1,363,074
Franklin Strategic Income Securities	2,528,077	2,939,374
Franklin U.S. Government	991,451	1,774,454
Mutual Global Discovery Securities	2,288,195	3,637,806
Mutual Shares Securities	401,408	1,287,645
Templeton Developing Markets Securities	536,848	1,565,341

ING Global Resources Trust:
ING Global Resources	381,072	1,495,916

ING Investors Trust:
ING JPMorgan Emerging Markets Equity	800,241	1,774,853

Invesco Variable Insurance Funds:
Invesco V.I. Diversified Dividend Fund Series I	208,502	475,773
Invesco V.I. Global Health Care	407,825	600,785
Invesco V.I. Global Real Estate	833,291	1,431,755
Invesco V.I. Utilities	3,772,279	5,440,412

Janus Aspen Series:
Janus Aspen Balanced I-S	9,120,982	10,572,315
Janus Aspen Enterprise I-S	489,260	6,488,304

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ZALICO Variable Annuity Separate Account

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Notes to Financial Statements

(3)	Purchases and Sales of Investments: (continued)

	Purchases	Sales
Janus Aspen Series: (continued)
Janus Aspen Forty I-S	$7,480	$205,671
Janus Aspen Janus I-S	842,267	3,179,483
Janus Aspen Perkins Mid Cap Value	475,578	1,157,025
Janus Aspen Worldwide I-S	577,701	4,932,938
Janus Aspen Worldwide S-C	–	2

JP Morgan Insurance Trust:
JP Morgan Insurance Trust Core Bond	211,113	571,856
JP Morgan Insurance Trust Equity Index	107,842	131,667
JP Morgan Insurance Trust International Equity	357,202	1,673,261
JP Morgan Insurance Trust Intrepid Growth	40,593	38,861
JP Morgan Insurance Trust Intrepid MidCap	163,826	647,172
JP Morgan Insurance Trust Mid Cap Growth	181,005	448,977
JP Morgan Insurance Trust Mid Cap Value	546,743	1,439,621
JP Morgan Insurance Trust Small Cap Core	222,076	1,020,010
JP Morgan Insurance Trust US Equity	319,427	142,509

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation	166,011	772,003
Oppenheimer Global Securities	655,596	4,222,954
Oppenheimer Global Strategic Income VA	2,013,953	2,609,965
Oppenheimer High Income Fund	254,405	969,934
Oppenheimer Main Street	230,923	1,028,671
Oppenheimer Main Street Small & Mid Cap	453,888	1,521,804
Oppenheimer Small Mid Cap Growth	682,520	431,989

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond	5,248	29,710
PIMCO Low Duration	2,752	18,336

54

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(4)	Expenses:

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Contract Charges	Range
Mortality and Expense Risk Charge
Each Subaccount is assessed a daily asset charge for mortality and expense risks through a reduction in unit values. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits.	0-1.25%

Administration Charge
Each Subaccount is assessed a daily administration charge through a reduction in unit values. This charge reimburses the Company for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force.	0-.50%

Records Maintenance Charge
An annual Records Maintenance Charge is assessed during the Accumulation Period through the redemption of units and is assessed equally among all Subaccounts in which the Contract Holder has an interest. The charge is assessed at the end of each Contract year, on Contract surrender and upon annuitization. However, the Separate Account does not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date. This charge reimburses the Separate Account for the expenses of establishing and maintaining Contract records.	0-$30

Withdrawal Charge
Withdrawal Charges are applicable only during the first seven Contribution Years following each purchase payment. When a withdrawal is requested in good order, and a Withdrawal Charge applies, the Contract Value is reduced by the amount of the Withdrawal Charge through the redemption of units. This charge is subject to certain exceptions. The Withdrawal Charge compensates the Company for Contract distribution expenses, which include the payment of commissions and other promotion and acquisition expenses.	0-8%

Optional Benefit Fees
Optional benefits may be elected by contractholders. These benefits include death benefits and living benefits through the purchase of riders, such as Guaranteed Retirement Income Benefit Rider (“GRIB”), Guaranteed Minimum Death Benefit Rider (“GMDB”), Earnings Based Death Benefit Rider (“EBDB”), Safeguard Enhanced Death Benefit Rider and/or Safeguard Plus Enhanced Death Benefit Rider. The fees for such benefits are assessed through a reduction in unit values. These fees are calculated on an “Asset Base” basis.	0.15-0.75%

Transfer Charge
The Company currently allows unlimited transfers without charge. The Company reserves the right to assess a transfer fee for the thirteenth and each subsequent transfer during a Contract Year. The charge would be assessed through the redemption of units.	0-$25

Investment Management Fees and other expenses
In some cases, the value of the net assets of each Subaccount is reduced by the Investment Management, 12b-1 fees and service fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests. These fees and expenses are paid indirectly by the Contract Holder through the reduction of unit values.	0-0.25%

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ZALICO Variable Annuity Separate Account

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Notes to Financial Statements

(4)	Expenses: (continued)

Contract Charges	Range
Redemption Fees
A Fund or Portfolio may assess a redemption fee on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund or Portfolio and is not retained by the Company. The redemption fee is deducted from the Contract Value through the redemption of units.	0-2%

Applicable State Premium Taxes
Certain state and local governments impose a premium tax on Purchase Payments which, depending on the state, is paid by the Company at the time a Purchase Payment is received from the Contract Holder or at the time the Contract is annuitized. If the Contract Holder lives in a state where premium taxes are paid at the time a Purchase Payment is received, the Company reserves the right to deduct the amount of the premium tax payable from the Contract Value at the time the Purchase Payment is received. If the Contract Holder lives in a state where premium taxes are paid at time of annuitization, the amount of the premium tax payable will be deducted from the Contract Value.	0-3.5%

Related Party Transactions

Synergy Investment Group, LLC (“Synergy”), an unaffiliated broker/dealer, and Investment Distributors, Inc. (“IDI”), an affiliate of Protective Life Insurance Company, are the principal underwriters for the ZALICO separate account. Synergy serves as the principal underwriter for the Scudder Destinations and Farmers Variable Annuity I contracts. IDI serves as the principal underwriter for the remainder of the variable annuity contracts funded through the separate account. BFP Securities LLC, an affiliate of the Company, is also the primary wholesaling distributor of the Company’s BOLI products.

(5)	Changes in Units Outstanding:

The changes in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
The Alger Portfolios:
Alger Balanced O
2012	260,555	531,619	(271,064)
2011	293,427	694,658	(401,231)
Alger Capital Appreciation O
2012	1,092,908	970,568	122,340
2011	1,046,061	1,030,840	15,221
Alger Capital Appreciation S
2012	–	–	–
2011	797	880	(83)
Alger Large Cap Growth I-2
2012	16,866	48,187	(31,321)
2011	32,351	56,612	(24,261)
Alger Mid Cap Growth I-2
2012	22,436	89,532	(67,096)
2011	43,047	107,580	(64,533)

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ZALICO Variable Annuity Separate Account

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Notes to Financial Statements

(5)	Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase / (Decrease)
The Alger Portfolios: (continued)
Alger Mid Cap Growth S
2012	–	596	(596)
2011	–	2	(2)
Alger Small Cap Growth I-2
2012	19,135	40,022	(20,887)
2011	31,680	39,940	(8,260)

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2012	62,299	271,823	(209,524)
2011	140,534	362,110	(221,576)
American Century VP Income & Growth II
2012	–	693	(693)
2011	–	–	–
American Century VP Value
2012	139,450	854,802	(715,352)
2011	2,490,443	2,742,485	(252,042)
American Century VP Value II
2012	–	272	(272)
2011	–	–	–

Credit Suisse Trust:
Credit Suisse Trust International Equity Flex III
2012	–	–	–
2011	224,932	2,401,041	(2,176,109)

Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock A
2012	350,386	602,626	(252,240)
2011	509,356	959,033	(449,677)
Dreyfus I.P. Mid Cap Stock SC
2012	5,883	23,329	(17,446)
2011	35,819	57,419	(21,600)

The Dreyfus Socially Responsible Growth Fund, Inc:
Dreyfus Socially Responsible Growth A
2012	104,017	122,222	(18,205)
2011	102,124	154,256	(52,132)
Dreyfus Socially Responsible Growth SC
2012	4	–	4
2011	4	–	4

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ZALICO Variable Annuity Separate Account

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Notes to Financial Statements

(5)	Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase / (Decrease)
DWS Variable Series I:
DWS Bond VIP A
2012	7,112,426	2,736,514	4,375,912
2011	566,689	826,932	(260,243)
DWS Capital Growth VIP A
2012	1,085,486	3,598,709	(2,513,223)
2011	7,300,679	4,473,841	2,826,838
DWS Capital Growth VIP B
2012	1,077	865	212
2011	3,595	5,882	(2,286)
DWS Core Equity VIP A
2012	5,794,519	1,185,462	4,609,057
2011	489,379	825,724	(336,345)
DWS Core Equity VIP B
2012	2,838	239	2,599
2011	732	4,692	(3,960)
DWS Global Small Cap Growth VIP A
2012	199,837	499,434	(299,597)
2011	412,370	747,486	(335,116)
DWS Global Small Cap Growth VIP B
2012	–	95	(95)
2011	–	70	(70)
DWS Health Care VIP A
2012	–	–	–
2011	57,488	2,286,484	(2,228,996)
DWS Health Care VIP B
2012	–	–	–
2011	–	655	(655)
DWS International VIP A
2012	408,464	777,699	(369,235)
2011	525,182	942,525	(417,343)
DWS International VIP B
2012	–	769	(769)
2011	50	1,712	(1,663)

DWS Variable Series II:
DWS Blue Chip VIP A
2012	129,785	5,060,271	(4,930,486)
2011	579,416	1,230,636	(651,220)
DWS Blue Chip VIP B
2012	6	2,285	(2,279)
2011	25	9,411	(9,386)

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ZALICO Variable Annuity Separate Account

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Notes to Financial Statements

(5)	Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase / (Decrease)
DWS Variable Series II: (continued)
DWS Core Fixed Income VIP A
2012	334,050	10,012,918	(9,678,868)
2011	1,570,376	3,234,585	(1,664,209)
DWS Diversified International Equity VIP A
2012	686,452	2,043,154	(1,356,702)
2011	1,014,904	2,292,309	(1,277,405)
DWS Dreman Small Mid Cap Value VIP A
2012	896,293	2,770,689	(1,874,396)
2011	1,434,255	3,572,251	(2,137,995)
DWS Dreman Small Mid Cap Value VIP B
2012	352	1,144	(792)
2011	1,008	4,431	(3,423)
DWS Global Income Builder VIP A
2012	552,469	3,066,983	(2,514,514)
2011	699,379	3,435,723	(2,736,344)
DWS Global Thematic VIP A
2012	355,234	449,087	(93,853)
2011	384,552	650,363	(265,811)
DWS Global Thematic VIP B
2012	227	–	227
2011	204	–	204
DWS Government & Agency Securities VIP A
2012	1,640,529	3,179,022	(1,538,493)
2011	2,630,896	4,037,738	(1,406,842)
DWS Government & Agency Securities VIP B
2012	489	3,040	(2,551)
2011	855	3,796	(2,942)
DWS High Income VIP A
2012	3,478,060	4,275,311	(797,251)
2011	3,515,095	5,334,595	(1,819,500)
DWS High Income VIP B
2012	469	624	(155)
2011	1,522	5,128	(3,606)
DWS Large Cap Value VIP A
2012	1,185,602	4,297,155	(3,111,553)
2011	11,450,072	4,732,282	6,717,790
DWS Large Cap Value VIP B
2012	144	3,392	(3,248)
2011	8,600	4,995	3,605

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ZALICO Variable Annuity Separate Account

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Notes to Financial Statements

(5)	Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase / (Decrease)
DWS Variable Series II: (continued)
DWS Mid Cap Growth VIP A
2012	–	–	–
2011	–	1,555,860	(1,555,860)
DWS Money Market VIP
2012	9,162,412	12,077,411	(2,914,999)
2011	16,381,465	18,650,770	(2,269,305)
DWS Small Mid Cap Growth VIP A
2012	1,160,076	3,301,823	(2,141,747)
2011	8,498,722	4,297,451	4,201,271
DWS Strategic Value VIP A
2012	–	–	–
2011	236,883	12,197,491	(11,960,608)
DWS Strategic Value VIP B
2012	–	–	–
2011	62	13,373	(13,311)
DWS Technology VIP A
2012	–	–	–
2011	505,610	8,286,574	(7,780,964)
DWS Technology VIP B
2012	–	–	–
2011	2,679	3,805	(1,125)
DWS Turner Mid Cap Growth VIP A
2012	–	–	–
2011	267,437	3,758,127	(3,490,690)
DWS Unconstrained Income VIP A
2012	477,262	496,450	(19,188)
2011	472,704	704,882	(232,178)

DWS Investments VIT Funds:
DWS Equity 500 Index VIP A
2012	1,721,216	1,303,011	418,205
2011	1,484,615	2,472,974	(988,359)
DWS Equity 500 Index VIP B2
2012	31	147	(116)
2011	34	2	32

Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager
2012	16,409	27,286	(10,877)
2011	16,845	46,917	(30,072)

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ZALICO Variable Annuity Separate Account

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Notes to Financial Statements

(5)	Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Fidelity Variable Insurance Products Funds: (continued)
Fidelity VIP Contrafund
2012	117,454	292,644	(175,190)
2011	173,874	370,155	(196,281)
Fidelity VIP Contrafund — Service 2
2012	–	985	(985)
2011	–	–	–
Fidelity VIP Equity Income
2012	42,421	141,127	(98,706)
2011	51,507	159,337	(107,830)
Fidelity VIP Equity Income — Service 2
2012	–	447	(447)
2011	–	–	–
Fidelity VIP Growth
2012	98,121	154,021	(55,900)
2011	55,872	109,350	(53,478)
Fidelity VIP Index 500
2012	47,928	64,640	(16,712)
2011	27,209	71,856	(44,646)
Fidelity VIP Index 500 — SC
2012	708	7,098	(6,390)
2011	3,017	6,373	(3,357)

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities
2012	67,656	120,794	(53,138)
2011	111,846	159,775	(47,930)
Franklin Small Cap Value Securities
2012	32,556	76,707	(44,151)
2011	55,376	71,403	(16,027)
Franklin Strategic Income Securities
2012	137,632	198,018	(60,386)
2011	165,124	213,771	(48,647)
Franklin U.S. Government
2012	78,077	142,752	(64,675)
2011	119,872	96,745	23,128
Mutual Global Discovery Securities
2012	97,352	217,622	(120,270)
2011	144,003	257,552	(113,548)
Mutual Shares Securities
2012	32,929	93,189	(60,260)
2011	83,885	158,157	(74,272)

61

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5)	Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Franklin Templeton Variable Insurance Products Trust: (continued)
Templeton Developing Markets Securities
2012	25,525	61,001	(35,476)
2011	33,060	88,649	(55,589)

ING Global Resources Trust:
ING Global Resources
2012	51,938	142,979	(91,041)
2011	162,818	243,749	(80,932)

ING Investors Trust:
ING JPMorgan Emerging Markets Equity
2012	34,913	80,433	(45,520)
2011	32,988	102,780	(69,791)

Invesco Variable Insurance Funds:
Invesco V.I. Diversified Dividend Fund Series I
2012	28,997	69,513	(40,516)
2011	177,734	50,649	127,085
Invesco V.I. Financial Services
2012	–	–	–
2011	41,297	183,840	(142,544)
Invesco V.I. Global Health Care
2012	27,428	38,095	(10,667)
2011	17,294	27,699	(10,405)
Invesco V.I. Global Real Estate
2012	54,102	79,356	(25,254)
2011	47,235	74,504	(27,269)
Invesco V.I. Utilities
2012	288,403	506,119	(217,716)
2011	663,201	630,685	32,516

Janus Aspen Series:
Janus Aspen Balanced I-S
2012	131,584	297,140	(165,556)
2011	118,806	304,864	(186,058)
Janus Aspen Enterprise I-S
2012	40,980	169,826	(128,846)
2011	52,563	207,720	(155,157)
Janus Aspen Forty I-S
2012	305	13,755	(13,450)
2011	1,002	16,170	(15,168)

62

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5)	Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Janus Aspen Series: (continued)
Janus Aspen Janus I-S
2012	41,944	135,720	(93,776)
2011	56,235	190,392	(134,157)
Janus Aspen Perkins Mid Cap Value
2012	13,797	56,780	(42,983)
2011	47,728	64,037	(16,309)
Janus Aspen Worldwide I-S
2012	54,177	194,130	(139,953)
2011	73,578	245,690	(172,112)
Janus Aspen Worldwide S-C
2012	–	–	–
2011	–	–	–

JPMorgan Insurance Trust:
JP Morgan Insurance Trust Core Bond
2012	12,594	41,303	(28,709)
2011	18,388	53,537	(35,150)
JP Morgan Insurance Trust Equity Index
2012	8,291	9,693	(1,402)
2011	4,640	22,336	(17,696)
JP Morgan Insurance Trust International Equity
2012	30,634	112,284	(81,650)
2011	59,895	141,939	(82,045)
JP Morgan Insurance Trust Intrepid Growth
2012	3,192	3,192	–
2011	626	811	(185)
JP Morgan Insurance Trust Intrepid MidCap
2012	12,251	43,154	(30,903)
2011	25,337	57,040	(31,703)
JP Morgan Insurance Trust Mid Cap Growth
2012	12,677	29,772	(17,095)
2011	34,553	27,755	6,798
JP Morgan Insurance Trust Mid Cap Value
2012	47,506	103,349	(55,843)
2011	49,605	127,413	(77,808)
JP Morgan Insurance Trust Small Cap Core
2012	18,637	56,484	(37,847)
2011	24,925	49,460	(24,535)
JP Morgan Insurance Trust US Equity
2012	22,457	10,177	12,280
2011	5,096	7,830	(2,734)

63

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5)	Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2012	16,321	57,312	(40,991)
2011	17,572	37,312	(19,740)
Oppenheimer Global Securities
2012	54,353	235,741	(181,388)
2011	112,655	346,432	(233,777)
Oppenheimer Global Strategic Income VA
2012	114,259	181,295	(67,036)
2011	110,434	213,936	(103,502)
Oppenheimer High Income Fund
2012	39,890	247,158	(207,268)
2011	169,367	158,472	10,895
Oppenheimer Main Street
2012	24,618	76,180	(51,562)
2011	50,548	112,616	(62,068)
Oppenheimer Main Street Small & Mid Cap
2012	35,007	83,551	(48,544)
2011	40,174	94,073	(53,899)
Oppenheimer Small Mid Cap Growth
2012	46,213	29,278	16,935
2011	101,884	76,513	25,371

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond
2012	38	1,677	(1,639)
2011	373	2,360	(1,987)
PIMCO Low Duration
2012	56	1,110	(1,054)
2011	146	1,433	(1,287)

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64

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights:

ZALICO sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not have selected all available and applicable contract options. A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2012, were as follows.

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Alger Portfolios:
Alger Balanced O
2012	2,777	$12.656	$12.656	$35,139	1.43%	1.40%	1.40%	4.76%	4.76%
2011	3,048	12.081	12.081	36,819	2.84%	1.40%	1.40%	-1.35%	-1.35%
2010	3,449	12.246	12.246	42,236	2.49%	1.40%	1.40%	8.81%	8.81%
2009	4,041	11.255	11.255	45,477	3.20%	1.40%	1.40%	27.46%	27.46%
2008	5,045	8.830	8.830	44,546	2.80%	1.40%	1.40%	-32.71%	-32.71%
Alger Balanced S
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	5	11.753	12.059	56	3.88%	1.70%	2.05%	25.92%	26.35%
2008	3	9.334	9.544	26	N/A	1.70%	2.05%	-33.27%	-33.04%
Alger Capital Appreciation O
2012	4,715	13.611	13.611	64,181	1.11%	1.40%	1.40%	16.66%	16.66%
2011	4,593	11.668	11.668	53,588	0.11%	1.40%	1.40%	-1.68%	-1.68%
2010	4,578	11.866	11.866	54,321	0.38%	1.40%	1.40%	12.45%	12.45%
2009	5,052	10.552	10.552	53,307	N/A	1.40%	1.40%	49.02%	49.02%
2008	6,678	7.081	7.081	47,288	N/A	1.40%	1.40%	-45.90%	-45.90%
Alger Capital Appreciation S
2012	–	20.543	21.296	–	N/A	1.70%	2.05%	15.52%	15.92%
2011	–	17.783	18.372	–	N/A	1.70%	2.05%	-2.62%	-2.28%
2010	–	18.262	18.802	2	0.19%	1.70%	2.05%	11.35%	11.73%
2009	–	16.401	16.828	1	N/A	1.70%	2.05%	47.66%	48.17%
2008	–	11.107	11.357	1	N/A	1.70%	2.05%	-46.37%	-46.18%
Alger Large Cap Growth I-2
2012	153	42.931	62.179	8,937	1.21%	1.00%	2.25%	7.44%	8.77%
2011	185	39.958	57.163	9,889	1.05%	1.00%	2.25%	-2.54%	-1.33%
2010	209	40.998	57.935	11,342	0.73%	1.00%	2.25%	10.89%	12.26%
2009	238	36.970	51.606	11,580	0.61%	1.00%	2.25%	44.33%	46.11%
2008	266	25.616	35.319	8,887	0.23%	1.00%	2.25%	-47.34%	-46.69%

65

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Alger Portfolios: (continued)
Alger Mid Cap Growth I-2
2012	252	$33.334	$38.254	$9,190	N/A	1.00%	2.25%	13.65%	15.06%
2011	319	29.331	33.249	10,168	0.35%	1.00%	2.25%	-10.29%	-9.18%
2010	384	32.696	36.610	13,498	N/A	1.00%	2.25%	16.76%	18.20%
2009	440	28.003	30.973	13,152	N/A	1.00%	2.25%	48.37%	50.20%
2008	495	18.874	20.620	9,911	0.17%	1.00%	2.25%	-59.28%	-58.77%
Alger Mid Cap Growth S
2012	–	15.384	15.948	4	N/A	1.70%	2.05%	13.36%	13.75%
2011	1	13.570	14.020	12	N/A	1.70%	2.05%	-10.42%	-10.12%
2010	1	15.150	15.597	13	N/A	1.70%	2.05%	16.50%	16.90%
2009	1	13.004	13.343	11	N/A	1.70%	2.05%	48.27%	48.78%
2008	1	8.770	8.968	7	N/A	1.70%	2.05%	-59.31%	-59.17%
Alger Small Cap Growth I-2
2012	144	27.336	60.296	7,606	N/A	1.00%	2.25%	10.02%	11.38%
2011	165	24.847	54.134	7,864	N/A	1.00%	2.25%	-5.31%	-4.14%
2010	173	20.930	56.472	8,564	N/A	1.00%	2.25%	22.43%	24.05%
2009	218	17.095	45.522	8,384	N/A	1.00%	2.25%	42.17%	44.07%
2008	185	12.024	31.598	5,170	N/A	1.00%	2.25%	-47.78%	-47.13%

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2012	1,019	7.520	8.610	8,438	2.11%	1.00%	2.25%	12.21%	13.61%
2011	1,228	6.702	7.579	8,973	1.54%	1.00%	2.25%	0.85%	2.09%
2010	1,450	6.645	7.423	10,420	1.44%	1.00%	2.25%	11.64%	13.02%
2009	1,727	5.953	6.568	11,010	4.57%	1.00%	2.25%	15.50%	16.93%
2008	2,046	5.154	5.617	11,188	2.16%	1.00%	2.25%	-36.03%	-35.24%
American Century VP Income & Growth II
2012	–	14.125	14.642	–	0.89%	1.70%	2.05%	12.15%	12.54%
2011	1	12.594	13.011	9	1.34%	1.70%	2.05%	0.79%	1.14%
2010	1	12.495	12.864	9	1.23%	1.70%	2.05%	11.57%	11.96%
2009	1	11.199	11.490	8	4.05%	1.70%	2.05%	15.41%	15.81%
2008	1	9.703	9.922	7	1.78%	1.70%	2.05%	-36.04%	-35.82%
American Century VP Value
2012	1,054	10.098	12.148	12,207	1.81%	1.00%	2.25%	12.05%	13.44%
2011	1,769	9.012	10.709	18,152	1.52%	1.00%	2.25%	-1.20%	0.02%
2010	2,021	9.122	10.707	20,809	2.39%	1.00%	2.25%	10.93%	12.30%
2009	1,720	8.223	9.534	15,778	5.38%	1.00%	2.25%	17.23%	18.68%
2008	2,072	7.015	8.034	16,036	2.54%	1.00%	2.25%	-28.39%	-27.50%
American Century VP Value II
2012	–	15.551	16.122	–	1.08%	1.70%	2.05%	12.27%	12.66%
2011	–	13.852	14.310	4	1.87%	1.70%	2.05%	-1.16%	-0.82%
2010	–	14.014	14.428	4	2.00%	1.70%	2.05%	10.77%	11.15%
2009	–	12.652	12.981	4	4.96%	1.70%	2.05%	17.32%	17.72%
2008	–	10.784	11.027	3	2.31%	1.70%	2.05%	-28.28%	-28.03%

66

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Credit Suisse Trust:
Credit Suisse Trust International Equity Flex II
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	1,193	$6.170	$8.786	$7,359	1.63%	1.40%	2.05%	-47.83%	-47.49%
Credit Suisse Trust International Equity Flex III
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	–	15.058	18.986	–	5.33%	1.00%	2.25%	-17.08%	-16.25%
2010	2,176	18.159	22.796	43,927	0.09%	1.00%	2.25%	9.76%	11.12%
2009	2,596	16.543	20.656	47,351	2.23%	1.00%	2.25%	48.28%	50.12%
2008	2,762	11.157	13.855	33,670	1.92%	1.00%	2.25%	-55.80%	-55.25%

Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock A
2012	2,975	18.664	18.664	55,534	0.47%	1.40%	1.40%	18.01%	18.01%
2011	3,228	15.815	15.815	51,046	0.53%	1.40%	1.40%	-0.99%	-0.99%
2010	3,677	15.973	15.973	58,739	0.94%	1.40%	1.40%	25.34%	25.34%
2009	4,049	12.743	12.743	51,604	1.43%	1.40%	1.40%	33.64%	33.64%
2008	6,004	9.536	9.536	58,261	1.04%	1.40%	1.40%	-41.25%	-41.25%
Dreyfus I.P. Mid Cap Stock SC
2012	88	16.985	19.205	1,619	0.22%	1.00%	2.25%	16.71%	18.16%
2011	105	14.524	16.254	1,649	0.41%	1.00%	2.25%	-2.00%	-0.79%
2010	127	14.792	16.384	2,010	0.78%	1.00%	2.25%	24.15%	25.69%
2009	110	11.891	13.035	1,395	0.95%	1.00%	2.25%	32.35%	33.99%
2008	119	8.967	9.729	117	8.06%	1.00%	2.25%	-41.76%	-41.04%

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth A
2012	438	8.563	32.073	5,489	0.87%	1.00%	2.25%	9.50%	10.86%
2011	456	7.755	28.930	5,171	0.91%	1.00%	2.25%	-1.31%	-0.10%
2010	508	7.793	28.958	5,724	0.85%	1.00%	2.25%	12.29%	13.68%
2009	567	6.883	25.473	5,714	0.94%	1.00%	2.25%	30.81%	32.43%
2008	676	5.218	19.235	5,007	0.81%	1.00%	2.25%	-35.87%	-35.07%
Dreyfus Socially Responsible Growth SC
2012	–	13.303	13.790	2	0.59%	1.70%	2.05%	9.45%	9.83%
2011	–	12.154	12.556	2	0.69%	1.70%	2.05%	-1.37%	-1.03%
2010	–	12.323	12.687	2	0.60%	1.70%	2.05%	12.25%	12.63%
2009	–	10.978	11.264	2	0.60%	1.70%	2.05%	30.76%	31.21%
2008	–	8.396	8.585	1	0.52%	1.70%	2.05%	-35.90%	-35.68%

67

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Variable Series I:
DWS Bond VIP A
2012	6,724	$1.582	$14.159	$65,824	2.30%	1.00%	2.25%	3.76%	6.70%
2011	2,348	7.833	13.323	23,054	4.13%	1.00%	2.25%	3.37%	4.64%
2010	2,609	7.578	12.782	24,438	4.37%	1.00%	2.25%	4.44%	5.73%
2009	2,836	7.255	12.137	25,103	7.39%	1.00%	2.25%	7.65%	38.47%
2008	2,373	6.740	11.181	18,767	6.26%	1.00%	2.25%	-18.60%	-17.59%
DWS Capital Growth VIP A
2012	17,536	12.440	26.254	245,170	0.92%	1.00%	2.25%	13.49%	14.90%
2011	20,049	10.870	22.849	244,875	0.71%	1.00%	2.25%	-6.57%	-5.42%
2010	17,222	11.538	24.158	229,370	0.88%	1.00%	2.25%	14.14%	15.55%
2009	20,264	10.024	20.906	232,977	1.17%	1.00%	2.25%	24.08%	25.61%
2008	21,447	8.012	16.643	198,670	1.17%	1.00%	2.25%	-34.46%	-33.65%
DWS Capital Growth VIP B
2012	10	14.789	15.331	156	0.60%	1.70%	2.05%	13.28%	13.68%
2011	10	13.055	13.487	135	0.46%	1.70%	2.05%	-6.67%	-6.35%
2010	12	13.987	14.401	177	0.54%	1.70%	2.05%	14.00%	14.39%
2009	13	12.270	12.589	166	1.47%	1.70%	2.05%	23.95%	24.37%
2008	33	9.900	10.122	332	0.67%	1.70%	2.05%	-34.55%	-34.32%
DWS Core Equity VIP A (5)
2012	7,479	10.503	13.126	79,586	0.70%	1.00%	2.05%	13.48%	14.66%
2011	2,870	9.196	11.447	27,228	1.37%	1.00%	2.05%	-2.15%	-1.13%
2010	3,206	9.338	11.578	30,927	1.61%	1.00%	2.05%	12.10%	13.26%
2009	3,707	8.277	10.223	31,677	1.98%	1.00%	2.05%	31.45%	34.87%
2008	4,829	6.257	7.697	31,155	2.14%	1.00%	2.05%	-39.55%	-38.92%
DWS Core Equity VIP B (6)
2012	7	13.741	14.245	100	0.82%	1.70%	2.05%	13.08%	13.47%
2011	4	12.151	12.554	56	1.44%	1.70%	2.05%	-2.39%	-2.06%
2010	8	12.449	12.817	107	1.37%	1.70%	2.05%	11.83%	12.21%
2009	10	11.133	11.422	108	1.80%	1.70%	2.05%	30.95%	31.40%
2008	10	8.501	8.693	83	1.70%	1.70%	2.05%	-39.53%	-39.32%
DWS Global Small Cap Growth VIP A
2012	2,747	22.216	22.216	61,033	0.69%	1.40%	1.40%	13.77%	13.77%
2011	3,047	19.527	19.527	59,497	1.80%	1.40%	1.40%	-11.14%	-11.14%
2010	3,382	21.976	21.976	74,320	0.38%	1.40%	1.40%	24.89%	24.89%
2009	3,731	17.596	17.596	65,646	1.61%	1.40%	1.40%	46.16%	46.16%
2008	5,128	12.039	12.039	61,738	0.29%	1.40%	1.40%	-50.66%	-50.66%
DWS Global Small Cap Growth VIP B
2012	–	21.155	21.930	–	0.89%	1.70%	2.05%	12.69%	13.08%
2011	–	18.772	19.394	2	1.87%	1.70%	2.05%	-11.89%	-11.58%
2010	–	21.305	21.934	4	0.08%	1.70%	2.05%	23.85%	24.27%
2009	–	17.202	17.650	3	1.36%	1.70%	2.05%	44.69%	45.19%
2008	–	11.889	12.156	2	N/A	1.70%	2.05%	-51.17%	-51.00%

68

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Variable Series I: (continued)
DWS Health Care VIP A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	–	$15.631	$15.631	$–	1.10%	1.40%	1.40%	12.60%	12.60%
2010	2,229	13.882	13.882	30,942	N/A	1.40%	1.40%	6.66%	6.66%
2009	2,578	13.015	13.015	33,548	1.28%	1.40%	1.40%	20.50%	20.50%
2008	3,922	10.801	10.801	42,357	0.35%	1.40%	1.40%	-24.27%	-24.27%
DWS Health Care VIP B
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	–	19.563	20.163	–	0.36%	1.70%	2.05%	12.27%	12.39%
2010	1	17.425	17.940	12	N/A	1.70%	2.05%	5.52%	5.88%
2009	1	16.513	16.943	12	1.01%	1.70%	2.05%	19.36%	19.77%
2008	1	13.835	14.147	11	N/A	1.70%	2.05%	-25.04%	-24.78%
DWS International VIP A
2012	3,349	9.744	13.829	33,352	2.19%	1.00%	2.25%	17.99%	19.45%
2011	3,718	8.190	11.577	31,125	1.88%	1.00%	2.25%	-18.50%	-17.50%
2010	4,135	9.967	14.032	42,165	2.09%	1.00%	2.25%	-0.61%	0.62%
2009	4,839	9.945	13.946	49,299	4.23%	1.00%	2.25%	30.58%	32.20%
2008	6,889	7.552	10.550	53,129	1.50%	1.00%	2.25%	-49.36%	-48.73%
DWS International VIP B
2012	3	12.396	12.851	38	2.06%	1.70%	2.05%	17.71%	18.11%
2011	4	10.531	10.880	41	1.79%	1.70%	2.05%	-18.45%	-18.16%
2010	5	12.913	13.295	72	1.79%	1.70%	2.05%	-0.70%	-0.36%
2009	6	13.004	13.343	77	3.85%	1.70%	2.05%	30.22%	30.66%
2008	7	9.987	10.211	72	1.02%	1.70%	2.05%	-49.29%	-49.12%

DWS Variable Series II:
DWS Blue Chip VIP A
2012 (7)	–	1.611	13.187	–	2.91%	1.25%	1.40%	10.79%	10.85%
2011	4,930	1.453	11.902	50,818	1.16%	1.25%	1.40%	-1.88%	-1.74%
2010	5,582	1.479	12.130	58,272	1.44%	1.25%	1.40%	12.20%	12.37%
2009	6,493	1.316	10.811	60,769	1.91%	1.25%	1.40%	32.12%	32.32%
2008	8,657	0.995	8.183	62,370	1.92%	1.25%	1.40%	-39.35%	-39.26%
DWS Blue Chip VIP B
2012 (8)	–	15.203	15.724	–	2.28%	1.70%	2.05%	10.47%	10.59%
2011	2	13.763	14.218	32	1.35%	1.70%	2.05%	-2.85%	-2.51%
2010	12	14.166	14.584	167	1.16%	1.70%	2.05%	11.27%	11.65%
2009	13	12.731	13.063	164	1.52%	1.70%	2.05%	30.78%	31.23%
2008	14	9.735	9.954	133	1.44%	1.70%	2.05%	-39.72%	-39.51%
DWS Core Fixed Income VIP A
2012 (9)	–	1.203	10.582	–	8.46%	1.00%	2.25%	1.97%	2.39%
2011	9,679	1.180	12.844	43,380	2.71%	1.00%	2.25%	4.08%	5.36%
2010	11,343	1.133	12.239	47,896	6.32%	1.00%	2.25%	1.73%	5.46%
2009	12,520	1.088	11.651	51,809	8.71%	1.00%	2.25%	4.73%	6.65%
2008	14,587	1.033	10.968	59,265	8.47%	1.00%	2.25%	-21.32%	-20.13%

69

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Variable Series II: (continued)
DWS Davis Venture Value VIP
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	11,803	$8.207	$9.702	$96,901	1.65%	1.40%	2.05%	-41.97%	-41.06%
DWS Diversified International Equity VIP A
2012	10,986	2.089	14.835	49,583	2.87%	1.00%	2.05%	14.98%	16.18%
2011	12,343	1.816	12.858	47,498	2.03%	1.00%	2.05%	-13.84%	-12.94%
2010	13,620	2.108	14.871	59,066	2.16%	1.00%	2.05%	8.70%	9.83%
2009	15,285	1.939	10.455	60,284	5.87%	1.00%	2.05%	26.76%	28.08%
2008	18,966	1.530	10.701	66,546	1.10%	1.00%	2.05%	-50.09%	-49.32%
DWS Dreman Small Mid Cap Value VIP A
2012	13,107	2.631	24.839	108,478	1.18%	1.00%	2.25%	11.26%	12.64%
2011	14,981	2.360	22.107	107,906	1.11%	1.00%	2.25%	-8.14%	-7.01%
2010	17,119	2.565	23.832	132,028	1.25%	1.00%	2.25%	20.36%	21.85%
2009	19,398	2.127	19.606	124,831	1.82%	1.00%	2.25%	26.85%	28.42%
2008	24,074	1.673	15.305	138,065	1.87%	1.00%	2.25%	-34.89%	-34.08%
DWS Dreman Small Mid Cap Value VIP B
2012	7	20.332	22.998	153	0.84%	1.70%	2.05%	11.10%	11.48%
2011	8	18.301	20.629	153	0.79%	1.70%	2.05%	-8.21%	-7.89%
2010	12	19.938	22.397	235	0.88%	1.70%	2.05%	20.20%	20.61%
2009	13	16.587	18.569	214	1.60%	1.70%	2.05%	26.68%	27.12%
2008	14	13.093	14.608	187	1.33%	1.70%	2.05%	-35.01%	-34.79%
DWS Global Income Builder VIP A (10)
2012	18,801	2.420	13.414	154,206	1.60%	1.00%	2.25%	10.49%	11.86%
2011	21,315	2.168	12.075	155,961	1.61%	1.00%	2.25%	-3.59%	-2.40%
2010	24,052	2.227	12.457	180,808	3.12%	1.00%	2.25%	8.78%	10.12%
2009	27,088	2.027	10.971	184,860	3.73%	1.00%	2.25%	20.72%	22.21%
2008	31,704	1.663	9.388	177,453	4.22%	1.00%	2.25%	-29.10%	-28.05%
DWS Global Thematic VIP A
2012	2,062	15.843	15.843	32,676	1.42%	1.40%	1.40%	16.95%	16.95%
2011	2,156	13.547	13.547	29,212	0.67%	1.40%	1.40%	-15.57%	-15.57%
2010	2,422	16.044	16.044	38,862	0.93%	1.40%	1.40%	12.09%	12.09%
2009	2,754	14.314	14.314	39,416	1.49%	1.40%	1.40%	41.84%	41.84%
2008	3,795	10.092	10.092	38,297	1.72%	1.40%	1.40%	-48.48%	-48.48%
DWS Global Thematic VIP B
2012	3	16.047	16.635	46	1.03%	1.70%	2.05%	15.78%	16.18%
2011	3	13.860	14.319	36	0.25%	1.70%	2.05%	-16.38%	-16.09%
2010	2	16.575	17.065	40	0.55%	1.70%	2.05%	10.97%	11.35%
2009	2	14.936	15.325	32	1.36%	1.70%	2.05%	40.36%	40.84%
2008	3	10.642	10.881	29	1.45%	1.70%	2.05%	-48.92%	-48.75%

70

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Variable Series II: (continued)
DWS Government & Agency Securities VIP A
2012	9,874	$1.655	$17.717	$70,486	4.13%	1.00%	2.25%	0.65%	1.90%
2011	11,413	1.644	17.456	86,560	3.97%	1.00%	2.25%	5.11%	6.40%
2010	12,820	1.564	16.470	87,302	4.70%	1.00%	2.25%	4.27%	5.56%
2009	14,063	1.500	15.665	89,665	5.13%	1.00%	2.25%	3.11%	7.01%
2008	16,804	1.419	14.697	115,382	4.97%	1.00%	2.25%	2.63%	6.98%
DWS Government & Agency Securities VIP B
2012	11	12.878	13.350	149	3.93%	1.70%	2.05%	0.42%	0.76%
2011	14	12.824	13.249	182	4.30%	1.70%	2.05%	5.01%	5.37%
2010	17	12.213	12.574	209	4.44%	1.70%	2.05%	4.10%	4.46%
2009	17	11.731	12.037	204	4.73%	1.70%	2.05%	5.53%	5.90%
2008	22	11.116	11.366	246	4.75%	1.70%	2.05%	2.42%	2.77%
DWS High Income VIP A
2012	9,827	1.477	18.646	110,870	7.54%	1.00%	2.25%	12.38%	13.77%
2011	10,624	1.315	16.454	102,720	9.03%	1.00%	2.25%	1.56%	2.81%
2010	12,443	1.294	16.067	119,022	7.75%	1.00%	2.25%	11.49%	12.87%
2009	14,076	1.161	14.291	117,072	10.56%	1.00%	2.25%	36.91%	44.49%
2008	15,199	0.848	10.352	90,235	11.98%	1.00%	2.25%	-25.61%	-24.69%
DWS High Income VIP B
2012	5	19.011	19.708	92	8.49%	1.70%	2.05%	12.39%	12.78%
2011	5	16.915	17.475	85	10.37%	1.70%	2.05%	1.49%	1.84%
2010	9	16.667	17.160	144	7.82%	1.70%	2.05%	11.36%	11.74%
2009	10	14.967	15.357	151	11.18%	1.70%	2.05%	36.84%	37.31%
2008	12	10.938	11.184	135	13.03%	1.70%	2.05%	-25.65%	-25.39%
DWS Janus Growth and Income VIP
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	8,715	5.801	12.112	50,555	1.26%	1.40%	2.05%	-42.11%	-19.46%
DWS Large Cap Value VIP A
2012	20,564	2.303	14.993	221,767	1.99%	1.00%	2.05%	7.58%	8.70%
2011	23,676	2.140	13.849	233,222	1.45%	1.00%	2.05%	-8.31%	-1.06%
2010	16,958	2.186	14.052	131,093	1.98%	1.00%	2.05%	8.55%	9.67%
2009	19,293	2.014	12.863	139,217	1.59%	1.00%	2.05%	22.85%	24.13%
2008	16,234	1.639	10.404	69,079	2.27%	1.00%	2.05%	-37.68%	-37.03%
DWS Large Cap Value VIP B
2012	13	13.587	14.085	182	1.82%	1.70%	2.05%	7.23%	7.60%
2011	16	12.670	13.089	212	1.52%	1.70%	2.05%	-2.36%	-2.02%
2010	13	12.976	13.360	170	1.67%	1.70%	2.05%	8.31%	8.68%
2009	15	11.980	12.292	178	1.33%	1.70%	2.05%	22.35%	22.77%
2008	7	9.792	10.012	67	1.79%	1.70%	2.05%	-37.92%	-37.71%

71

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Variable Series II: (continued)
DWS Mid Cap Growth VIP A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	–	$16.145	$16.641	$–	N/A	1.70%	2.05%	11.84%	11.97%
2010	1,556	10.812	14.862	16,831	N/A	1.40%	2.05%	25.39%	26.19%
2009	1,661	8.568	11.812	14,235	N/A	1.40%	2.05%	40.80%	41.28%
2008	1,908	6.072	8.361	11,591	N/A	1.40%	2.05%	-51.27%	-50.73%
DWS Money Market VIP
2012	15,301	0.946	18.418	88,359	0.01%	0.00%	2.25%	-2.20%	0.02%
2011	18,216	0.967	18.767	99,788	0.01%	0.00%	2.25%	-2.18%	0.02%
2010	20,485	0.989	19.121	94,048	0.01%	1.00%	2.25%	-2.19%	0.02%
2009	24,152	1.011	14.254	128,277	0.37%	1.00%	2.25%	-1.87%	0.34%
2008	37,384	1.030	14.207	219,798	2.70%	1.00%	2.25%	0.37%	2.63%
DWS Small Mid Cap Growth VIP A
2012	17,309	1.177	14.408	97,655	N/A	1.00%	2.25%	11.83%	13.22%
2011	19,451	1.052	12.815	97,871	0.43%	1.00%	2.25%	-6.02%	-4.86%
2010	15,250	1.120	13.562	59,138	N/A	1.00%	2.25%	26.59%	28.16%
2009	17,203	0.885	6.980	53,436	N/A	1.00%	2.25%	37.51%	42.72%
2008	19,872	0.643	7.715	47,318	N/A	1.00%	2.25%	-50.62%	-49.87%
DWS Strategic Value VIP A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	–	13.348	13.348	–	3.27%	1.40%	1.40%	9.72%	9.72%
2010	11,961	12.166	12.366	147,899	1.93%	1.40%	1.40%	10.97%	10.97%
2009	14,300	10.963	11.143	159,343	4.39%	1.40%	1.40%	21.57%	23.57%
2008	21,217	9.018	9.018	191,335	3.40%	1.40%	1.40%	-46.73%	-45.85%
DWS Strategic Value VIP B
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	–	12.167	12.540	–	1.84%	1.70%	2.05%	7.63%	7.76%
2010	13	11.304	11.638	153	1.70%	1.70%	2.05%	9.88%	10.26%
2009	16	10.287	10.555	171	4.23%	1.70%	2.05%	22.43%	22.85%
2008	20	8.403	8.592	166	2.78%	1.70%	2.05%	-47.25%	-47.06%
DWS Technology VIP A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	–	0.948	1.068	–	N/A	1.00%	2.25%	6.36%	6.79%
2010	7,781	0.892	9.439	46,275	0.04%	1.00%	2.25%	16.05%	17.49%
2009	9,257	0.768	8.066	47,418	N/A	1.00%	2.25%	56.89%	58.83%
2008	10,288	0.490	5.099	37,004	N/A	1.00%	2.25%	-47.41%	-46.75%
DWS Technology VIP B
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	–	14.872	15.329	–	N/A	1.70%	2.05%	6.28%	6.40%
2010	1	13.993	14.407	16	N/A	1.70%	2.05%	15.59%	15.99%
2009	2	12.106	12.421	25	N/A	1.70%	2.05%	56.72%	57.26%
2008	2	7.725	7.898	15	N/A	1.70%	2.05%	-47.52%	-47.34%

72

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Variable Series II: (continued)
DWS Turner Mid Cap Growth VIP A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	–	$20.895	$21.536	$–	N/A	1.70%	2.05%	12.37%	12.49%
2010	3,491	12.611	19.145	44,025	0.01%	1.40%	2.05%	26.42%	27.22%
2009	3,819	9.913	15.092	37,859	N/A	1.40%	2.05%	-34.89%	47.59%
2008	5,867	10.001	15.224	39,314	N/A	1.40%	2.05%	-51.54%	13.16%
DWS Unconstrained Income VIP A
2012	2,534	2.173	20.469	46,963	6.06%	1.25%	2.05%	10.80%	11.68%
2011	2,553	1.946	18.357	42,149	5.59%	1.25%	2.05%	3.20%	4.01%
2010	2,785	1.871	17.675	44,961	6.51%	1.25%	2.05%	7.84%	8.69%
2009	2,943	1.721	16.286	44,203	5.14%	1.25%	2.05%	21.04%	21.22%
2008	3,747	1.420	13.455	46,678	7.20%	1.25%	2.05%	-9.02%	-8.36%

DWS Investments VIT Funds:
DWS Equity 500 Index VIP A
2012	6,698	12.049	12.049	80,706	1.90%	1.40%	1.40%	14.09%	14.09%
2011	6,280	10.561	10.561	66,320	1.77%	1.40%	1.40%	0.43%	0.43%
2010	7,268	10.515	10.515	76,428	1.86%	1.40%	1.40%	13.12%	13.12%
2009	8,078	9.296	9.296	75,091	2.68%	1.40%	1.40%	24.58%	24.58%
2008	10,627	7.462	7.462	79,299	2.73%	1.40%	1.40%	-38.02%	-38.02%
DWS Equity 500 Index VIP B2
2012	2	11.188	11.472	20	1.42%	1.70%	2.05%	12.94%	13.32%
2011	2	9.907	10.123	19	1.27%	1.70%	2.05%	-0.61%	-0.27%
2010	2	9.968	10.151	18	1.54%	1.70%	2.05%	12.00%	12.38%
2009	2	8.900	9.032	19	2.33%	1.70%	2.05%	23.26%	23.69%
2008	2	7.220	7.302	15	1.33%	1.70%	2.05%	-38.62%	-38.41%

Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager
2012	131	30.132	34.401	4,296	1.55%	1.00%	2.05%	10.22%	11.37%
2011	142	27.338	30.890	4,190	1.84%	1.00%	2.05%	-4.51%	-3.52%
2010	172	28.631	32.019	5,278	1.58%	1.00%	2.05%	11.97%	13.13%
2009	202	25.570	28.301	5,486	2.27%	1.00%	2.05%	26.52%	27.83%
2008	235	20.210	22.139	5,016	2.68%	1.00%	2.05%	-30.15%	-29.42%
Fidelity VIP Contrafund
2012	1,316	33.374	49.407	60,943	1.35%	1.00%	2.25%	13.85%	15.26%
2011	1,492	29.314	42.865	60,017	0.99%	1.00%	2.25%	-4.67%	-3.49%
2010	1,688	30.749	44.415	70,698	1.14%	1.00%	2.25%	14.64%	16.06%
2009	1,969	26.822	38.270	71,263	1.33%	1.00%	2.25%	32.72%	34.37%
2008	2,168	20.209	28.482	58,200	0.96%	1.00%	2.25%	-43.78%	-43.08%

73

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Fidelity Variable Insurance Products Fund: (continued)
Fidelity VIP Contrafund — Service 2
2012	–	$18.000	$18.660	$–	N/A	1.70%	2.05%	13.80%	14.19%
2011	1	15.817	16.340	16	0.81%	1.70%	2.05%	-4.73%	-4.41%
2010	1	16.603	17.094	17	0.99%	1.70%	2.05%	14.58%	14.97%
2009	1	14.490	14.867	15	1.14%	1.70%	2.05%	32.75%	33.20%
2008	1	10.916	11.161	11	0.83%	1.70%	2.05%	-43.84%	-43.65%
Fidelity VIP Equity Income
2012	570	27.945	44.336	23,129	3.00%	1.00%	2.25%	14.72%	16.14%
2011	668	24.360	38.173	23,406	2.41%	1.00%	2.25%	-1.25%	-0.03%
2010	776	24.667	38.183	27,267	1.69%	1.00%	2.25%	12.62%	14.01%
2009	902	21.903	33.491	27,892	2.09%	1.00%	2.25%	27.34%	28.92%
2008	1,075	17.200	25.978	25,783	2.30%	1.00%	2.25%	-43.92%	-43.22%
Fidelity VIP Equity Income — Service 2
2012	–	14.210	14.731	–	N/A	1.70%	2.05%	14.70%	15.09%
2011	–	12.389	12.799	6	2.36%	1.70%	2.05%	-1.36%	-1.02%
2010	–	12.560	12.932	6	1.59%	1.70%	2.05%	12.61%	13.00%
2009	–	11.154	11.444	5	2.03%	1.70%	2.05%	27.27%	27.71%
2008	–	8.764	8.961	4	2.43%	1.70%	2.05%	-43.96%	-43.77%
Fidelity VIP Growth
2012	388	34.636	61.004	21,921	0.61%	1.00%	2.25%	12.16%	13.55%
2011	444	30.881	53.724	22,215	0.37%	1.00%	2.25%	-2.00%	-0.79%
2010	498	12.727	54.150	25,168	0.25%	1.00%	2.25%	21.38%	22.94%
2009	612	10.486	44.044	25,279	0.42%	1.00%	2.25%	25.39%	27.02%
2008	670	8.362	34.676	21,552	0.81%	1.00%	2.25%	-48.37%	-47.69%
Fidelity VIP Index 500
2012	331	165.845	189.349	57,776	2.17%	1.00%	2.05%	13.58%	14.77%
2011	348	146.014	164.989	52,967	1.90%	1.00%	2.05%	-0.01%	1.03%
2010	392	146.024	163.306	59,068	1.82%	1.00%	2.05%	12.71%	13.88%
2009	450	129.552	143.395	59,134	2.38%	1.00%	2.05%	24.06%	25.35%
2008	509	104.425	114.393	53,466	2.10%	1.00%	2.05%	-38.27%	-37.62%
Fidelity VIP Index 500 — SC
2012	16	14.850	166.994	2,650	1.66%	1.25%	2.25%	13.08%	14.20%
2011	23	13.106	146.228	3,229	1.66%	1.25%	2.25%	-0.45%	0.53%
2010	26	13.140	145.457	3,699	1.51%	1.25%	2.25%	12.21%	13.31%
2009	31	11.688	128.367	4,196	1.95%	1.25%	2.25%	23.52%	24.74%
2008	35	9.444	102.906	3,877	1.67%	1.25%	2.25%	-38.54%	-37.94%

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities
2012	342	15.876	17.882	5,922	1.59%	1.00%	2.25%	9.49%	10.85%
2011	395	14.500	16.131	6,187	1.49%	1.00%	2.25%	3.67%	4.95%
2010	443	13.986	15.370	6,633	1.60%	1.00%	2.25%	17.99%	19.45%
2009	460	11.854	12.867	5,792	1.38%	1.00%	2.25%	14.76%	16.18%
2008	520	10.329	11.075	5,650	1.85%	1.00%	2.25%	-28.71%	-27.82%

74

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Franklin Templeton Variable Insurance Products Trust: (continued)
Franklin Small Cap Value Securities
2012	250	$20.893	$23.532	$5,708	0.78%	1.00%	2.25%	15.78%	17.21%
2011	295	18.046	20.077	5,737	0.71%	1.00%	2.25%	-5.87%	-4.71%
2010	311	19.172	21.069	6,367	0.76%	1.00%	2.25%	25.40%	26.95%
2009	290	15.288	16.596	4,701	1.55%	1.00%	2.25%	26.31%	27.88%
2008	340	12.103	12.978	4,322	1.32%	1.00%	2.25%	-34.49%	-33.68%
Franklin Strategic Income Securities
2012	591	16.213	18.261	10,431	6.85%	1.00%	2.25%	10.27%	11.63%
2011	651	14.704	16.358	10,326	5.80%	1.00%	2.25%	0.32%	1.56%
2010	700	14.656	16.106	10,961	4.82%	1.00%	2.25%	8.47%	9.82%
2009	700	13.511	14.666	10,026	7.55%	1.00%	2.25%	22.98%	24.50%
2008	602	10.986	11.780	6,957	8.65%	1.00%	2.25%	-13.19%	-12.12%
Franklin U.S. Government
2012	310	12.018	13.536	4,075	2.96%	1.00%	2.25%	-0.36%	0.88%
2011	375	12.061	13.418	4,898	2.80%	1.00%	2.25%	3.36%	4.64%
2010	352	11.669	12.824	4,403	3.47%	1.00%	2.25%	2.97%	4.24%
2009	388	11.333	12.302	4,672	4.33%	1.00%	2.25%	0.83%	2.07%
2008	387	11.240	12.052	4,573	4.72%	1.00%	2.25%	5.22%	6.52%
Franklin Zero Coupon 2010
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	620	10.950	11.886	7,210	4.29%	1.00%	2.25%	-2.05%	-0.84%
2008	827	11.179	11.987	9,721	4.50%	1.00%	2.25%	4.87%	6.17%
Mutual Global Discovery Securities
2012	836	20.681	23.293	18,881	2.59%	1.00%	2.25%	10.86%	12.23%
2011	956	18.655	20.754	19,300	2.25%	1.00%	2.25%	-5.09%	-3.92%
2010	1,070	19.656	21.601	22,546	1.23%	1.00%	2.25%	9.50%	10.85%
2009	1,169	17.951	19.486	22,304	1.14%	1.00%	2.25%	20.60%	22.09%
2008	1,274	14.885	15.960	19,958	2.24%	1.00%	2.25%	-30.03%	-29.16%
Mutual Shares Securities
2012	332	14.834	16.708	5,370	1.99%	1.00%	2.25%	11.72%	13.11%
2011	392	13.278	14.772	5,629	2.33%	1.00%	2.25%	-3.22%	-2.02%
2010	467	13.719	15.076	6,847	1.47%	1.00%	2.25%	8.75%	10.09%
2009	496	12.615	13.694	6,635	1.84%	1.00%	2.25%	23.27%	24.80%
2008	556	10.233	10.973	5,983	3.24%	1.00%	2.25%	-38.50%	-37.73%
Templeton Developing Markets Securities
2012	171	27.827	31.800	5,284	1.45%	1.00%	2.25%	10.67%	12.04%
2011	207	24.936	28.383	5,706	0.94%	1.00%	2.25%	-17.71%	-16.69%
2010	262	30.049	34.068	8,701	1.51%	1.00%	2.25%	15.00%	16.42%
2009	277	25.913	29.262	7,920	3.73%	1.00%	2.25%	68.80%	70.88%
2008	266	15.224	17.124	4,477	2.71%	1.00%	2.25%	-53.75%	-53.17%

75

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
ING Global Resources Trust:
ING Global Resources
2012	626	$11.128	$11.837	$7,280	0.76%	1.00%	2.05%	-4.80%	-3.81%
2011	717	11.689	12.306	8,694	0.56%	1.00%	2.05%	-10.98%	-10.05%
2010	798	13.131	13.681	10,788	0.87%	1.00%	2.05%	19.20%	20.44%
2009	878	11.015	11.359	9,881	0.30%	1.00%	2.05%	34.75%	36.15%
2008	1,023	8.175	8.343	8,489	1.90%	1.00%	2.05%	-42.19%	-41.59%

ING Investors Trust:
ING JPMorgan Emerging Markets Equity
2012	295	23.806	25.616	7,400	N/A	1.00%	2.05%	16.93%	18.15%
2011	340	20.360	21.682	7,251	1.10%	1.00%	2.05%	-19.70%	-18.86%
2010	410	25.353	26.722	10,800	0.70%	1.00%	2.05%	18.21%	19.44%
2009	472	21.448	22.373	10,426	1.54%	1.00%	2.05%	68.56%	70.31%
2008	482	12.724	13.136	6,274	2.68%	1.00%	2.05%	-52.14%	-51.64%

Invesco Variable Insurance Funds
Invesco V.I. Diversified Dividend Fund Series I (11)
2012	87	6.871	7.740	649	1.52%	1.00%	2.25%	16.11%	17.55%
2011 (12)	127	5.918	6.584	812	N/A	1.00%	2.25%	-9.06%	-8.31%
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	–	6.508	7.181	–	0.38%	1.00%	2.25%	5.30%	5.72%
2010	143	6.180	6.792	945	0.11%	1.00%	2.25%	7.89%	9.22%
2009	119	5.728	6.219	724	2.62%	1.00%	2.25%	24.62%	26.17%
2008	167	4.596	4.929	805	4.84%	1.00%	2.25%	-60.34%	-59.85%
Invesco V.I. Global Health Care
2012	90	15.916	17.927	1,564	N/A	1.00%	2.25%	18.23%	19.70%
2011	101	13.462	14.977	1,465	N/A	1.00%	2.25%	1.67%	2.92%
2010	111	13.241	14.552	1,575	N/A	1.00%	2.25%	2.98%	4.25%
2009	124	12.858	13.958	1,686	0.29%	1.00%	2.25%	24.87%	26.41%
2008	163	10.298	11.042	1,765	N/A	1.00%	2.25%	-30.19%	-29.33%
Invesco V.I. Global Real Estate
2012	264	22.929	25.826	6,601	0.57%	1.00%	2.25%	25.29%	26.85%
2011	289	18.300	20.360	5,718	3.91%	1.00%	2.25%	-8.56%	-7.43%
2010	317	20.014	21.995	6,790	4.76%	1.00%	2.25%	14.93%	16.35%
2009	365	17.414	18.904	6,739	N/A	1.00%	2.25%	28.63%	30.22%
2008	415	13.538	14.516	5,908	5.16%	1.00%	2.25%	-45.87%	-45.20%
Invesco V.I. Utilities
2012	1,638	11.891	23.369	20,926	3.09%	1.00%	2.25%	1.32%	2.58%
2011	1,856	11.639	22.782	23,274	3.13%	1.00%	2.25%	13.89%	15.30%
2010	1,823	10.135	19.759	19,943	3.44%	1.00%	2.25%	3.96%	5.25%
2009	2,111	9.667	18.774	22,175	3.92%	1.00%	2.25%	12.40%	13.79%
2008	3,062	8.529	16.499	28,176	2.47%	1.00%	2.25%	-33.85%	-33.03%

76

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Janus Aspen Series:
Janus Aspen Balanced I-S
2012	1,450	$36.364	$50.448	$68,911	2.87%	1.00%	2.25%	11.11%	12.49%
2011	1,615	32.727	44.846	68,463	2.45%	1.00%	2.25%	-0.59%	0.63%
2010	1,801	15.388	44.563	76,092	2.75%	1.00%	2.25%	5.95%	7.31%
2009	2,023	14.524	41.526	79,877	2.89%	1.00%	2.25%	23.06%	24.64%
2008	2,288	11.802	33.317	72,750	2.69%	1.00%	2.25%	-17.75%	-16.67%
Janus Aspen Enterprise I-S
2012	894	36.905	47.711	40,321	N/A	1.00%	2.25%	14.70%	16.13%
2011	1,023	32.174	41.086	39,821	N/A	1.00%	2.25%	-3.59%	-2.39%
2010	1,178	20.605	42.093	47,048	0.06%	1.00%	2.25%	23.00%	24.60%
2009	1,330	16.752	33.782	42,818	N/A	1.00%	2.25%	41.54%	43.39%
2008	1,473	11.835	23.559	33,159	0.26%	1.00%	2.25%	-44.99%	-44.28%
Janus Aspen Forty I-S
2012	63	14.902	14.902	932	0.72%	1.40%	1.40%	22.44%	22.44%
2011	76	12.172	12.172	925	0.38%	1.40%	1.40%	-7.98%	-7.98%
2010	91	13.227	13.227	1,206	0.34%	1.40%	1.40%	5.28%	5.28%
2009	95	12.564	12.564	1,197	N/A	1.40%	1.40%	44.31%	44.31%
2008	104	8.706	8.706	905	0.15%	1.40%	1.40%	-44.93%	-44.93%
Janus Aspen Janus I-S
2012	858	22.038	30.120	24,517	0.57%	1.00%	2.25%	15.97%	17.41%
2011	952	19.003	25.654	23,231	0.59%	1.00%	2.25%	-7.38%	-6.24%
2010	1,086	13.244	27.360	28,349	1.04%	1.00%	2.25%	11.96%	13.38%
2009	1,242	11.829	24.130	28,678	0.51%	1.00%	2.25%	33.28%	35.00%
2008	1,377	8.875	17.874	23,602	0.74%	1.00%	2.25%	-41.08%	-40.32%
Janus Aspen Perkins Mid Cap Value
2012	176	20.683	23.296	3,965	0.83%	1.00%	2.25%	8.35%	9.69%
2011	219	19.089	21.237	4,508	0.60%	1.00%	2.25%	-5.11%	-3.94%
2010	235	20.118	22.108	5,063	0.49%	1.00%	2.25%	12.83%	14.22%
2009	257	17.831	19.356	4,864	0.34%	1.00%	2.25%	29.99%	31.60%
2008	281	13.716	14.707	4,052	0.42%	1.00%	2.25%	-29.49%	-28.61%
Janus Aspen Perkins Small Company Value
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	422	10.703	11.476	4,727	N/A	1.00%	2.25%	-37.33%	-36.55%
Janus Aspen Worldwide I-S
2012	1,174	26.926	34.309	38,166	0.86%	1.00%	2.25%	17.43%	18.89%
2011	1,314	22.929	28.858	36,036	0.59%	1.00%	2.25%	-15.64%	-14.59%
2010	1,486	27.179	33.789	47,842	0.59%	1.00%	2.25%	13.29%	14.69%
2009	1,670	23.991	29.461	46,977	1.36%	1.00%	2.25%	34.67%	36.34%
2008	1,848	17.815	21.609	38,235	1.20%	1.00%	2.25%	-45.88%	-45.21%

77

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Janus Aspen Series: (continued)
Janus Aspen Worldwide S-C
2012	–	$11.667	$12.095	$–	N/A	1.70%	2.05%	17.45%	17.85%
2011	–	9.934	10.263	–	N/A	1.70%	2.05%	-15.71%	-15.42%
2010	–	11.786	12.134	–	0.78%	1.70%	2.05%	13.20%	13.59%
2009	–	10.412	10.683	1	1.24%	1.70%	2.05%	34.64%	35.11%
2008	–	7.733	7.907	1	1.05%	1.70%	2.05%	-45.92%	-45.73%

JPMorgan Insurance Trust:
JP Morgan Insurance Trust Balanced
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	6	10.645	11.296	64	2.30%	1.25%	2.25%	21.72%	22.92%
2008	2	8.746	9.190	23	7.23%	1.25%	2.25%	-25.98%	-25.24%
JP Morgan Insurance Trust Core Bond
2012	67	13.224	14.452	947	4.77%	1.25%	2.25%	3.01%	4.03%
2011	96	12.837	13.892	1,304	5.85%	1.25%	2.25%	5.10%	6.13%
2010	131	11.209	12.687	1,683	3.53%	1.25%	2.25%	-3.40%	7.41%
2009	120	11.433	12.133	1,436	1.08%	1.25%	2.25%	7.23%	8.29%
2008	4	10.662	11.203	48	2.47%	1.25%	2.25%	-0.92%	0.06%
JP Morgan Insurance Trust Equity Index
2012	11	12.465	13.931	146	1.85%	1.00%	2.25%	13.03%	14.43%
2011	12	11.028	12.174	144	2.34%	1.00%	2.25%	-0.53%	0.70%
2010	30	11.086	12.089	350	0.90%	1.00%	2.25%	11.89%	13.28%
2009	12	9.908	10.672	122	2.61%	1.00%	2.25%	23.66%	25.19%
2008	22	8.013	8.525	185	1.73%	1.00%	2.25%	-38.59%	-37.83%
JP Morgan Insurance Trust Government Bond
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	53	11.760	12.357	648	5.67%	1.25%	2.25%	7.61%	8.67%
JP Morgan Insurance Trust International Equity
2012	410	17.152	19.319	7,652	2.22%	1.00%	2.25%	18.39%	19.86%
2011	492	14.487	16.118	7,679	1.91%	1.00%	2.25%	-13.40%	-12.32%
2010	574	16.728	18.383	10,247	0.24%	1.00%	2.25%	4.80%	6.10%
2009	689	15.961	17.327	11,633	2.87%	1.00%	2.25%	38.53%	39.71%
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JP Morgan Insurance Trust Intrepid Growth
2012	–	12.295	13.438	–	N/A	1.25%	2.25%	13.74%	14.86%
2011	–	10.810	11.699	–	6.92%	1.25%	2.25%	-0.38%	0.60%
2010	–	10.852	11.629	2	1.69%	1.25%	2.25%	13.55%	14.67%
2009	2	9.557	10.142	17	N/A	1.25%	2.25%	31.36%	32.66%
2008	2	7.275	7.645	12	N/A	1.25%	2.25%	-40.56%	-39.97%

78

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust: (continued)
JP Morgan Insurance Trust Intrepid MidCap
2012	168	$14.784	$16.522	$2,696	0.84%	1.00%	2.25%	13.57%	14.98%
2011	199	13.018	14.370	2,785	0.88%	1.00%	2.25%	-3.69%	-2.50%
2010	230	13.516	14.738	3,319	1.29%	1.00%	2.25%	16.90%	18.34%
2009	258	11.562	12.454	3,157	1.47%	1.00%	2.25%	32.68%	34.32%
2008	296	8.715	9.272	2,705	0.59%	1.00%	2.25%	-40.17%	-39.42%
JP Morgan Insurance Trust Mid Cap Growth
2012	55	14.869	16.618	893	N/A	1.00%	2.25%	13.55%	14.96%
2011	72	13.095	14.456	1,020	N/A	1.00%	2.25%	-8.21%	-7.08%
2010	66	14.267	15.557	997	N/A	1.00%	2.25%	22.87%	24.39%
2009	64	11.611	12.507	781	N/A	1.00%	2.25%	39.89%	41.62%
2008	79	8.300	8.831	683	N/A	1.00%	2.25%	-45.03%	-44.34%
JP Morgan Insurance Trust Mid Cap Value
2012	426	15.498	17.320	7,181	1.09%	1.00%	2.25%	17.72%	19.18%
2011	482	13.165	14.533	6,833	1.34%	1.00%	2.25%	-0.08%	1.15%
2010	560	13.176	14.367	7,869	1.20%	1.00%	2.25%	20.74%	22.23%
2009	671	10.912	11.754	7,731	0.40%	1.00%	2.25%	25.08%	26.63%
2008	76	8.724	9.282	693	1.51%	1.00%	2.25%	-36.91%	-36.12%
JP Morgan Insurance Trust Small Cap Core
2012	188	17.560	22.363	4,000	0.21%	1.00%	2.25%	17.09%	18.54%
2011	226	14.968	18.866	4,069	0.13%	1.00%	2.25%	-6.86%	-5.71%
2010	250	16.040	20.009	4,797	N/A	1.00%	2.25%	24.33%	25.87%
2009 (13)	295	12.876	15.897	4,505	0.44%	1.00%	2.25%	27.16%	30.78%
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JP Morgan Insurance Trust US Equity
2012	43	13.417	14.995	633	1.23%	1.00%	2.25%	15.05%	16.48%
2011	31	11.662	12.874	391	1.26%	1.00%	2.25%	-4.02%	-2.84%
2010	34	12.151	13.250	439	1.18%	1.00%	2.25%	11.08%	12.45%
2009	42	10.939	11.783	481	N/A	1.00%	2.25%	30.74%	32.36%
2008	54	8.367	8.902	471	N/A	1.00%	2.25%	-36.24%	-35.45%

JPMorgan Series Trust II:
JP Morgan International Equity
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	852	12.097	12.971	10,816	1.82%	1.00%	2.25%	-42.65%	-41.93%
JP Morgan Mid Cap Value
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	538	11.581	12.418	6,565	1.11%	1.00%	2.25%	-34.68%	-33.87%

79

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
JPMorgan Series Trust II: (continued)
JP Morgan Small Company
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	367	$10.720	$13.098	$4,615	0.19%	1.00%	2.25%	-33.49%	-32.66%

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2012	120	13.184	14.849	1,732	0.45%	1.00%	2.25%	11.30%	12.68%
2011	161	11.845	13.179	2,067	0.11%	1.00%	2.25%	-3.54%	-2.35%
2010	181	12.280	13.496	2,383	N/A	1.00%	2.25%	6.74%	8.06%
2009	246	11.504	12.489	2,999	N/A	1.00%	2.25%	40.98%	42.72%
2008	246	8.160	8.750	2,116	N/A	1.00%	2.25%	-46.86%	-46.20%
Oppenheimer Global Securities
2012	882	20.691	23.304	19,875	1.93%	1.00%	2.25%	18.28%	19.75%
2011	1,064	17.492	19.461	20,071	1.16%	1.00%	2.25%	-10.54%	-9.43%
2010	1,298	19.553	21.487	27,103	1.23%	1.00%	2.25%	13.16%	14.56%
2009	1,554	17.279	18.757	28,429	1.86%	1.00%	2.25%	36.29%	37.97%
2008	1,798	12.678	13.594	23,933	1.34%	1.00%	2.25%	-41.65%	-40.92%
Oppenheimer Global Strategic Income VA
2012	503	15.207	17.128	8,338	5.25%	1.00%	2.25%	10.65%	12.03%
2011	570	13.743	15.289	8,460	3.00%	1.00%	2.25%	-1.56%	-0.34%
2010	674	13.961	15.342	10,061	7.87%	1.00%	2.25%	12.25%	13.64%
2009	655	12.437	13.501	8,645	0.25%	1.00%	2.25%	15.80%	17.24%
2008	790	10.740	11.516	8,917	6.25%	1.00%	2.25%	-16.37%	-15.33%
Oppenheimer High Income Fund
2012 (14)	–	3.695	4.153	–	31.20%	1.00%	2.25%	10.56%	11.68%
2011	207	3.343	3.719	748	8.55%	1.00%	2.25%	-4.70%	-3.52%
2010	196	3.507	3.855	736	6.73%	1.00%	2.25%	11.92%	13.31%
2009	269	3.134	3.402	889	N/A	1.00%	2.25%	23.18%	24.70%
2008	168	2.544	2.728	449	8.90%	1.00%	2.25%	-79.05%	-78.79%
Oppenheimer Main Street
2012	300	14.368	16.183	4,678	0.68%	1.00%	2.25%	14.04%	15.45%
2011	351	12.599	14.017	4,764	0.61%	1.00%	2.25%	-2.50%	-1.30%
2010	413	12.922	14.201	5,703	0.88%	1.00%	2.25%	13.28%	14.68%
2009	489	11.408	12.383	5,909	1.60%	1.00%	2.25%	25.18%	26.73%
2008	621	9.113	9.772	5,935	1.31%	1.00%	2.25%	-39.98%	-39.23%
Oppenheimer Main Street Small & Mid Cap
2012	299	19.796	22.296	6,432	0.33%	1.00%	2.25%	15.07%	16.50%
2011	348	17.202	19.138	6,444	0.41%	1.00%	2.25%	-4.53%	-3.35%
2010	401	18.018	19.801	7,723	0.41%	1.00%	2.25%	20.35%	21.84%
2009	467	14.971	16.252	7,401	0.64%	1.00%	2.25%	33.87%	35.53%
2008	545	11.183	11.992	6,392	0.28%	1.00%	2.25%	-39.37%	-38.62%

80

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Oppenheimer Variable Account Funds: (continued)
Oppenheimer Small Mid Cap Growth
2012	93	$14.242	$16.041	$1,441	N/A	1.00%	2.25%	13.60%	15.01%
2011	76	12.537	13.947	1,027	N/A	1.00%	2.25%	-1.38%	-0.16%
2010	50	12.712	13.970	686	N/A	1.00%	2.25%	24.37%	25.90%
2009	49	10.221	11.096	533	N/A	1.00%	2.25%	29.35%	30.95%
2008	45	7.902	8.473	371	N/A	1.00%	2.25%	-50.33%	-49.72%

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond
2012	4	17.940	17.940	79	2.27%	1.40%	1.40%	9.31%	9.31%
2011	6	16.412	16.412	99	2.24%	1.40%	1.40%	5.29%	5.29%
2010	8	15.587	15.587	125	1.85%	1.40%	1.40%	6.99%	6.99%
2009	8	14.569	14.569	124	3.20%	1.40%	1.40%	14.00%	14.00%
2008	10	12.779	12.779	126	3.51%	1.40%	1.40%	-3.75%	-3.75%
PIMCO Low Duration
2012	7	15.603	15.603	107	1.93%	1.40%	1.40%	4.38%	4.38%
2011	8	14.948	14.948	119	1.74%	1.40%	1.40%	-0.28%	-0.28%
2010	9	14.990	14.990	138	1.58%	1.40%	1.40%	3.84%	3.84%
2009	10	14.437	14.437	140	3.80%	1.40%	1.40%	11.76%	11.76%
2008	9	12.918	12.918	123	4.41%	1.40%	1.40%	-1.80%	-1.80%

(1) Net Assets equals Contract Owners’ Equity.

(2) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(3) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(4) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The Archway product has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio. Total returns for periods of less than one year are not annualized.

81

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6)	Unit Values and Financial Highlights:

(5) Effective May 1, 2012 name changed from DWS Growth & Income VIP A Subaccount.

(6) Effective May 1, 2012 name changed from DWS Growth & Income VIP B Subaccount.

(7) For the period (cessation of operations): January 1, 2012 to April 30, 2012 — DWS Blue Chip VIP A. Subaccount merged with DWS Growth & Income VIP A Subaccount.

(8) For the period (cessation of operations): January 1, 2012 to April 30, 2012 — DWS Blue Chip VIP B. Subaccount merged with DWS Growth & Income VIP B Subaccount.

(9) For the period (cessation of operations): January 1, 2012 to April 30, 2012 — DWS Core Fixed Income VIP A. Subaccount merged with DWS Bond VIP A Subaccount.

(10) Effective March 1, 2012 name changed from DWS Balanced VIP A Subaccount.

(11) Effective April 30, 2012 name changed from Invesco V.I. Dividend Growth Fund Series I Shares.

(12) For the period (commencement of operations): April 29, 2011 to December 30, 2011 — Invesco Dividend Growth Series Subaccount.

(13) For the period (commencement of operations): May 1, 2009 to December 31, 2009 — JPMorgan Insurance Trust Small Cap Core Subaccount.

(14) For the period (cessation of operations): January 1, 2012 to October 26, 2012 — Oppenheimer High Income Fund. Subaccount merged with Oppenheimer Global Strategic Income VA Subaccount.

(7)	Subsequent Events:

The Separate Account has evaluated the effects of events subsequent to December 31, 2012, and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

82

APPENDIX A

STATE PREMIUM TAX CHART

Rate of Tax
State	Qualified Plans	Non-Qualified Plans
California	0.50%*	2.35%*
Maine	0%	2.00%
Nevada	0%	3.50%
Puerto Rico	0%	3.00%
South Dakota	0%	1.25%**
West Virginia	1.00%	1.00%
Wyoming	0%	1.00%

*	Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.
**	In South Dakota, we pay a 1.25% premium tax on the first $500,000 for each Non-Qualified Plan Contract and a 0.08% premium tax on any premium amount thereafter.

A-1

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows the unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Information for the least and most expensive combinations are shown in the Prospectus under the heading “Condensed Financial Information”.

Optional Benefits	Annual Expense
Guaranteed Minimum Death Benefit	0.15%
Earnings Based Death Benefit	0.20%
Guaranteed Retirement Income Benefit—10 year	0.30%
Guaranteed Retirement Income Benefit—7 year	0.40%

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.45%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$54.225		$55.202		$49.390		$33.953		$63.974		$54.113		$52.208		$47.274		$45.462		$34.123
Accumulation unit value at end of period		$58.721		$54.225		$55.202		$49.390		$33.953		$63.974		$54.113		$52.208		$47.274		$45.462
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$31.697		$35.057		$29.791		$19.922		$48.534		$37.430		$34.475		$31.845		$28.58		$19.618
Accumulation unit value at end of period		$36.307		$31.697		$35.057		$29.791		$19.922		$48.534		$37.43		$34.475		$31.845		$28.58
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$51.351		$53.807		$43.567		$30.375		$57.711		$49.942		$42.214		$36.639		$31.888		$22.726
Accumulation unit value at end of period		$56.942		$51.351		$53.807		$43.567		$30.375		$57.711		$49.942		$42.214		$36.639		$31.888
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$7.189		$7.073		$6.286		$5.400		$8.376		$8.503		$7.367		$7.143		$6.414		$5.03
Accumulation unit value at end of period		$8.131		$7.189		$7.073		$6.286		$5.400		$8.376		$8.503		$7.367		$7.143		$6.414
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		2		3		1
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$10.158		$10.202		$9.125		$7.723		$10.700		$11.445		$9.785		$9.451		$8.386		$6.597
Accumulation unit value at end of period		$11.472		$10.158		$10.202		$9.125		$7.723		$10.700		$11.445		$9.785		$9.451		$8.386
Number of accumulation units outstanding at end of period (000’s omitted)		9		9		8		8		9		9		9		9		8		6
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$16.247		$19.469		$17.599		$11.776		$26.433		$20.719		$15.861		$12.577		$10.214		$7.252
Accumulation unit value at end of period	$	N/A		$16.247		$19.469		$17.599		$11.776		$26.433		$20.719		$15.861		$12.577		$10.214
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.640		$15.835		$12.654		$9.486		$16.160		$16.172		$15.236		$14.189		$12.602		$10
Accumulation unit value at end of period		$18.397		$15.640		$15.835		$12.654		$9.486		$16.160		$16.172		$15.236		$14.189		$12.602
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$27.443		$27.592		$24.380		$18.491		$28.608		$26.929		$20.016		$24.493		$23.396		$18.836
Accumulation unit value at end of period		$30.290		$27.443		$27.592		$24.380		$18.491		$28.608		$26.929		$25.016		$24.493		$23.396
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.218		$15.744		$15.848		$13.605		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.218		$15.744		$15.848		$13.605
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.752		$8.401		$7.981		$7.356		$8.967		$8.733		$8.46		$8.365		$8.053		$7.776
Accumulation unit value at end of period		$9.297		$8.752		$8.401		$7.981		$7.356		$8.967		$8.733		$8.46		$8.365		$8.053
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		0
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$21.675		$23.018		$20.009		$16.000		$24.220		$21.825		$20.401		$18.995		$17.846		$14.268
Accumulation unit value at end of period		$24.794		$21.675		$23.018		$20.009		$16.000		$24.220		$21.825		$20.401		$18.995		$17.846
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		0
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$11.113		$11.290		$10.012		$7.572		$12.452		$12.465		$11.129		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.686		$11.113		$11.290		$10.012		$7.572		$12.452		$12.465		$11.129	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.448		$1.381		$1.315		$1.239		$1.558		$1.517		$1.476		$1.465		$1.422		$1.372
Accumulation unit value at end of period		$1.481		$1.448		$1.381		$1.315		$1.239		$1.558		$1.517		$1.476		$1.465		$1.422
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		1
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.930		$2.227		$2.036		$1.597		$3.165		$2.751		$2.223		$1.969		$1.69		$1.32
Accumulation unit value at end of period		$2.232		$1.930		$2.227		$2.036		$1.597		$3.165		$2.751		$2.223		$1.969		$0.69
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.508		$2.709		$2.233		$1.746		$2.661		$2.620		$2.125		$1.955		$1.574		$1.124
Accumulation unit value at end of period		$2.812		$2.508		$2.709		$2.233		$1.746		$2.661		$2.62		$2.125		$1.955		$1.574
Number of accumulation units outstanding at end of period (000’s omitted)		36		35		35		33		33		30		30		30		24		10
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.614		$1.471		$1.125
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.614		$1.471
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		0		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.808		$8.036		$7.329		$6.024		$8.410		$8.139		$7.489		$7.285		$6.921		$5.953
Accumulation unit value at end of period		$8.695		$7.808		$8.036		$7.329		$6.024		$8.410		$8.139		$7.489		$7.285		$6.921
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		1		1		0		—
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.999		$2.831		$2.694		$2.529		$2.445		$2.341		$2.28		$2.255		$2.205		$2.188
Accumulation unit value at end of period		$3.043		$2.999		$2.831		$2.694		$2.529		$2.445		$2.341		$2.28		$2.255		$2.205
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		27		28		47
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.103		$4.924		$4.005
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.103		$4.924
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.855		$9.628		$8.568		$6.210		$8.282		$8.323		$7.643		$7.464		$6.736		$5.483
Accumulation unit value at end of period		$11.163		$9.855		$9.628		$8.568		$6.210		$8.282		$8.323		$7.643		$7.464		$6.736
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.982		$13.370		$13.347		$10.142		$19.868		$17.591		$14.173		$12.377		$10.776		$8.557
Accumulation unit value at end of period		$13.060		$10.982		$13.370		$13.347		$10.142		$19.868		$17.591		$14.173		$12.377		$10.776
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		0
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.274		$2.308		$2.114		$1.711		$2.729		$2.447		$2.151		$2.14		$1.972		$0.509
Accumulation unit value at end of period		$2.461		$2.274		$2.308		$2.114		$1.711		$2.729		$2.447		$2.151		$2.14		$1.972
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		3		3		3		2		3		2		3		2
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.732		$2.772		$2.812		$2.843		$2.810		$2.716		$2.632		$2.597		$2.611		$2.63
Accumulation unit value at end of period		$2.694		$2.732		$2.772		$2.812		$2.843		$2.810		$2.716		$2.632		$2.597		$2.611
Number of accumulation units outstanding at end of period (000’s omitted)		14		14		16		16		16		17		18		18		25		32
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.914		$2.021		$1.584		$1.143		$2.296		$2.194		$2.114		$2.003		$1.83		$1.397
Accumulation unit value at end of period		$2.158		$1.914		$2.021		$1.584		$1.143		$2.296		$2.194		$2.114		$2.003		$1.83
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		1		2
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.958		$0.819		$0.518		$0.977		$0.867		$0.873		$0.854		$0.85		$1.397
Accumulation unit value at end of period	$	N/A	$	N/A		$0.958		$0.819		$0.518		$0.977		$0.867		$0.873		$0.854		$0.85
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		4		4		4		5		5		5		2		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$29.043		$30.238		$26.847		$21.095		$30.023		$26.372		$24.929		$24.306		$23.381		$20.106
Accumulation unit value at end of period		$32.201		$29.043		$30.238		$26.847		$21.095		$30.023		$26.372		$24.929		$24.306		$23.381
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		1		1		1		1		—		1		1		1
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$40.302		$41.945		$36.302		$27.138		$47.894		$41.322		$37.523		$32.552		$28.599		$22.585
Accumulation unit value at end of period		$46.246		$40.302		$41.945		$36.302		$27.138		$47.894		$41.322		$37.523		$32.552		$28.599
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$35.890		$36.059		$31.769		$24.752		$43.791		$43.759		$36.934		$35.392		$32.194		$25.06
Accumulation unit value at end of period		$41.499		$35.890		$36.059		$31.769		$24.752		$43.791		$43.759		$36.934		$35.392		$32.194
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$50.506		$51.133		$41.775		$33.036		$63.439		$50.694		$48.13		$46.15		$45.291		$34.586
Accumulation unit value at end of period		$57.095		$50.506		$51.133		$41.775		$33.036		$63.439		$50.694		$48.13		$46.15		$45.291
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$155.123		$154.223		$136.023		$108.995		$175.516		$168.889		$148.045		$143.274		$131.408		$103.818
Accumulation unit value at end of period		$177.236		$155.123		$154.223		$136.023		$108.995		$175.516		$168.889		$148.045		$143.274		$131.408
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.522		$14.855		$12.491		$10.799		$15.029		$15.669		$13.572		$13.312		$12.167		$10
Accumulation unit value at end of period		$17.129		$15.522		$14.855		$12.491		$10.799		$15.029		$15.669		$13.572		$13.312		$12.167
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		—		—		—		—		—		1		1		0
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$19.318		$20.363		$16.111		$12.655		$19.167		$19.921		$17.275		$16.112		$13.21		$10
Accumulation unit value at end of period		$22.542		$19.318		$20.363		$16.111		$12.655		$19.167		$19.921		$17.275		$16.112		$13.21
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		1		1		0
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.739		$15.566		$14.238		$11.487		$13.128		$12.576		$11.787		$11.785		$10.89		$10
Accumulation unit value at end of period		$17.492		$15.739		$15.566		$14.238		$11.487		$13.128		$12.576		$11.787		$11.785		$10.89
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.911		$12.394		$11.942		$11.752		$11.081		$10.546		$10.285		$10.189		$9.99		$10
Accumulation unit value at end of period		$12.966		$12.911		$12.394		$11.942		$11.752		$11.081		$10.546		$10.285		$10.189		$9.99
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		2		0

Franklin Zero Coupon - 2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.539		$11.688		$11.058		$10.349		$10.254		$10.266		$9.971		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.539		$11.688		$11.058		$10.349		$10.254		$10.266		$9.971
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		2		0
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.970		$20.877		$18.917		$15.563		$22.068		$20.018		$16.503		$14.436		$12.392		$10
Accumulation unit value at end of period		$22.313		$19.970		$20.877		$18.917		$15.563		$22.068		$20.018		$16.503		$14.436		$12.392
Number of accumulation units outstanding at end of period (000’s omitted)		6		6		7		7		6		6		5		5		4		2
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$14.213		$14.571		$13.294		$10.699		$17.260		$16.922		$14.502		$13.307		$11.986		$10
Accumulation unit value at end of period		$16.005		$14.213		$14.571		$13.294		$10.699		$17.260		$16.922		$14.502		$13.307		$11.986
Number of accumulation units outstanding at end of period (000’s omitted)		5		5		6		6		6		5		—		4		3		2
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$27.310		$32.926		$28.408		$16.698		$35.819		$28.219		$22.349		$17.792		$14.474		$10
Accumulation unit value at end of period		$30.462		$27.310		$32.926		$28.408		$16.698		$35.819		$28.219		$22.349		$17.792		$14.474
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$21.103		$26.125		$21.970		$12.958		$26.912		$19.671		$14.653		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.822		$21.103		$26.125		$21.970		$12.958		$26.912		$19.671		$14.653	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.129		$6.776		$4.67
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.129		$6.776
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		0
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$30.215		$25.18		$17.881		$16.102		$12.515
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$30.215		$25.18		$17.881		$16.102
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		0		0
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$12.037		$13.442		$11.210		$8.270		$14.221	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.527		$12.037		$13.442		$11.210		$8.270		$14.221	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.335	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.414		$6.335	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.564		$6.037		$4.806		$12.023		$15.682		$13.663		$13.087		$12.217		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.564		$6.037		$4.806		$12.023		$15.682		$13.663		$13.087		$12.217
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$14.411		$14.064		$13.550		$10.767		$15.303		$13.881		$13.381		$12.552		$11.838		$10
Accumulation unit value at end of period		$17.173		$14.411		$14.064		$13.550		$10.767		$15.303		$13.881		$13.381		$12.552		$11.838
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$19.590		$21.257		$18.351		$14.155		$25.943		$27.865		$19.823		$17.604		$13.076		$10
Accumulation unit value at end of period		$24.739		$19.590		$21.257		$18.351		$14.155		$25.943		$27.865		$19.823		$17.604		$13.076
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.921		$19.097		$18.226		$16.088		$24.128		$20.291		$16.407		$14.246		$11.698		$10
Accumulation unit value at end of period		$22.386		$21.921		$19.097		$18.226		$16.088		$24.128		$20.291		$16.407		$14.246		$11.698
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.747		$11.717		$10.390		$8.336		$13.469		$13.002		$11.428		$11.099		$10.244	$	N/A
Accumulation unit value at end of period		$13.382		$11.747		$11.717		$10.390		$8.336		$13.469		$13.002		$11.428		$11.099	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$15.508		$17.767		$16.820	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$18.506		$15.508		$17.767		$16.820	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.866		$14.284		$12.124		$9.067		$15.034		$14.828		$13.181		$11.42		$10.096	$	N/A
Accumulation unit value at end of period		$15.872		$13.866		$14.284		$12.124		$9.067		$15.034		$14.828		$13.181		$11.42	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.949		$15.078		$12.176		$8.6.35		$15.585		$13.487		$12.283		$11.216		$10.401	$	N/A
Accumulation unit value at end of period		$15.964		$13.949		$15.078		$12.176		$8.6.35		$15.585		$13.487		$12.283		$11.216	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$14.023		$13.925		$11.443		$9.077		$14.273		$14.350		$12.472		$11.528		$10.277	$	N/A
Accumulation unit value at end of period		$16.638		$14.023		$13.925		$11.443		$9.077		$14.273		$14.35		$12.472		$11.528	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.896		$19.065		$15.214	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$21.120		$17.896		$19.065		$15.214	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.422		$12.842		$11.471		$8.705		$13.545		$12.442		$10.867		$10.774		$10.055	$	N/A
Accumulation unit value at end of period		$14.405		$12.422		$12.842		$11.471		$8.705		$13.545		$12.442		$10.867		$10.774	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.648		$21.880		$20.304		$16.878		$15.468		$13.257		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.648		$21.880		$20.304		$16.878		$15.468		$13.257
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		0
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.109		$18.393		$18.214		$15.814		$14.69		$12.311		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.109		$18.393		$18.214		$15.814		$14.69		$12.311
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.592		$18.782		$20.202		$17.82		$17.48		$13.945		$10.404
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.592		$18.782		$20.202		$17.82		$17.48		$13.945
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$42.085		$42.006		$39.318		$31.685		$38.195		$35.058		$32.122		$30.186		$28.219		$25.101
Accumulation unit value at end of period		$47.133		$42.085		$42.006		$39.318		$31.685		$38.195		$35.058		$32.122		$30.186		$28.219
Number of accumulation units outstanding at end of period (000’s omitted)		7		5		3		3		3		3		3		3		3		2
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$38.555		$39.677		$31.984		$22.405		$40.389		$33.577		$29.982		$27.082		$22.755		$17.087
Accumulation unit value at end of period		$44.574		$38.555		$39.677		$31.984		$22.405		$40.389		$33.577		$29.982		$27.082		$22.755
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$24.074		$25.789		$22.846		$16.998		$28.609		$25.219		$22.971		$22.345		$21.69		$16.704
Accumulation unit value at end of period		$28.140		$24.074		$25.789		$22.846		$16.998		$28.609		$25.219		$22.971		$22.345		$21.69
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$20.434		$21.367		$18.790		$14.341		$20.178		$19.103		$16.842		$15.532		$13.377		$10
Accumulation unit value at end of period		$22.315		$20.434		$21.367		$18.790		$14.341		$20.178		$19.103		$16.842		$15.532		$13.377
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.19		$17.716		$19.144		$15.936		$15.63		$13.43		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.190		$17.716		$19.144		$15.936		$15.63		$13.43
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$27.080		$31.849		$27.894		$20.551		$37.676		$34.868		$29.925		$28.676		$27.766		$22.718
Accumulation unit value at end of period		$32.053		$27.080		$31.849		$27.894		$20.551		$37.676		$34.868		$29.925		$28.676		$27.766
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$13.866		$14.284		$12.124		$8.532		$15.930		$14.195		$13.373		$12.937		$12.311		$10
Accumulation unit value at end of period		$15.872		$13.866		$14.284		$12.124		$8.532		$15.930		$14.195		$13.373		$12.937		$12.311
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		2		2		2		1		—		1		0		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.725		$20.767		$18.209		$13.256		$22.538		$21.556		$18.632		$16.572		$14.143		$10
Accumulation unit value at end of period		$22.324		$18.725		$20.767		$18.209		$13.256		$22.538		$21.556		$18.632		$16.572		$14.143
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.578		$3.725		$3.302		$2.660		$12.595		$12.839		$11.924		$11.859		$11.065		$10
Accumulation unit value at end of period		$3.982		$3.578		$3.725		$3.302		$2.660		$12.595		$12.839		$11.924		$11.859		$11.065
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.487		$13.725		$12.022		$9.528		$15.751		$15.343		$13.563		$13.013		$12.096		$10
Accumulation unit value at end of period		$15.502		$13.487		$13.725		$12.022		$9.528		$15.751		$15.343		$13.563		$13.013		$12.096
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		2		2		2		—		—		1		1		0
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.415		$19.137		$15.777		$11.693		$19.135		$19.688		$17.419		$16.106		$13.711		$10
Accumulation unit value at end of period		$21.358		$18.415		$19.137		$15.777		$11.693		$19.135		$19.688		$17.419		$16.106		$13.711
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		0
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$13.420		$13.501		$10.771		$8.262		$16.504		$15.791		$15.599		$14.131		$12.004		$10
Accumulation unit value at end of period		$15.366		$13.420		$13.501		$10.771		$8.262		$16.504		$15.791		$15.599		$14.131		$12.004
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.711		$14.828		$13.107		$11.229		$13.322		$12.338		$11.672		$11.554		$10.81		$10
Accumulation unit value at end of period		$16.407		$14.711		$14.828		$13.107		$11.229		$13.322		$12.338		$11.672		$11.554		$10.81
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		1		—

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.45%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$54.225		$55.202		$49.39		$33.953		$63.974		$54.113		$52.208		$47.274		$45.462		$34.123
Accumulation unit value at end of period		$58.721		$54.225		$55.202		$49.390		$33.953		$63.974		$54.113		$52.208		$47.274		$45.462
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		0
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$31.697		$35.057		$29.791		$19.922		$48.534		$37.430		$34.475		$31.845		$28.58		$19.618
Accumulation unit value at end of period		$36.307		$31.697		$35.057		$29.791		$19.922		$48.534		$37.43		$34.475		$31.845		$28.58
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$51.351		$53.807		$43.567		$30.375		$57.711		$49.942		$42.214		$36.639		$31.888		$22.726
Accumulation unit value at end of period		$56.942		$51.351		$53.807		$43.567		$30.375		$57.711		$49.942		$42.214		$36.639		$31.888
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$7.189		$7.073		$6.286		$5.400		$8.376		$8.503		$7.367		$7.143		$6.414		$5.03
Accumulation unit value at end of period		$8.131		$7.189		$7.073		$6.286		$5.400		$8.376		$8.503		$7.367		$7.143		$6.414
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		1		1		—
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$10.158		$10.202		$9.125		$7.723		$10.700		$11.445		$9.785		$9.451		$8.386		$6.597
Accumulation unit value at end of period		$11.472		$10.158		$10.202		$9.125		$7.723		$10.700		$11.445		$9.785		$9.451		$8.386
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$16.247		$19.469		$17.599		$11.776		$26.433		$20.719		$15.861		$12.577		$10.214		$7.252
Accumulation unit value at end of period	$	N/A		$16.247		$19.469		$17.599		$11.776		$26.433		$20.719		$15.861		$12.577		$10.214
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		1		1		1
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.640		$15.835		$12.654		$9.486		$16.160		$16.172		$15.236		$14.189		$12.602		$10
Accumulation unit value at end of period		$18.397		$15.640		$15.835		$12.654		$9.486		$16.160		$16.172		$15.236		$14.189		$12.602
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$27.443		$27.592		$24.38		$18.491		$28.608		$26.929		$25.016		$24.493		$23.396		$18.836
Accumulation unit value at end of period		$30.290		$27.443		$27.592		$24.380		$18.491		$28.608		$26.929		$25.016		$24.493		$23.396
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$17.218		$17.218		$17.218		$15.744		$15.848		$13.605		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.218		$15.744		$15.848		$13.605
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.752		$8.401		$7.981		$7.356		$8.967		$8.733		$8.46		$8.365		$8.053		$7.776
Accumulation unit value at end of period		$9.297		$8.752		$8.401		$7.981		$7.356		$8.967		$8.733		$8.46		$8.365		$8.053
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$21.675		$23.018		$20.009		$16.000		$24.220		$21.825		$20.401		$18.995		$17.846		$14.268
Accumulation unit value at end of period		$24.794		$21.675		$23.018		$20.009		$16.000		$24.220		$21.825		$20.401		$18.995		$17.846
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$11.113		$11.290		$10.012		$7.572		$12.452		$12.465		$11.129		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.686		$11.113		$11.290		$10.012		$7.572		$12.452		$12.465		$11.129	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.448		$1.381		$1.315		$1.239		$1.558		$1.517		$1.476		$1.465		$1.422		$1.372
Accumulation unit value at end of period		$1.481		$1.448		$1.381		$1.315		$1.239		$1.558		$1.517		$1.476		$1.465		$1.422
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.93		$2.227		$2.036		$1.597		$3.165		$2.751		$2.223		$1.969		$1.69		$1.32
Accumulation unit value at end of period		$2.232		$1.930		$2.227		$2.036		$1.597		$3.165		$2.751		$2.223		$1.969		$1.69
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.508		$2.709		$2.233		$1.746		$2.661		$2.620		$2.125		$1.955		$1.574		$1.124
Accumulation unit value at end of period		$2.812		$2.508		$2.709		$2.233		$1.746		$2.661		$2.62		$2.125		$1.955		$1.574
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		7		7		7
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.614		$1.471		$1.125
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.614		$1.471
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.275		$7.487		$6.829		$5.613		$7.836		$7.583		$6.978		$6.787		$6.448		$5.547
Accumulation unit value at end of period		$8.102		$7.275		$7.487		$6.829		$5.613		$7.836		$7.583		$6.978		$6.787		$6.448
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.999		$2.831		$2.694		$2.529		$2.445		$2.341		$2.28		$2.255		$2.205		$2.188
Accumulation unit value at end of period		$3.043		$2.999		$2.831		$2.694		$2.529		$2.445		$2.341		$2.28		$2.255		$2.205
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.095		$4.916		$3.999
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.095		$4.916
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.601		$9.380		$8.347		$6.049		$8.068		$8.108		$7.446		$7.271		$6.562		$5.342
Accumulation unit value at end of period		$10.875		$9.601		$9.380		$8.347		$6.049		$8.068		$8.108		$7.446		$7.271		$6.562
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		1		1		1
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.982		$13.370		$13.347		$10.142		$19.868		$17.591		$14.173		$12.377		$10.776		$8.557
Accumulation unit value at end of period		$13.060		$10.982		$13.370		$13.347		$10.142		$19.868		$17.591		$14.173		$12.377		$10.776
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		0
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.274		$2.308		$2.114		$1.711		$2.729		$2.447		$2.151		$2.14		$1.972		$1.509
Accumulation unit value at end of period		$2.461		$2.274		$2.308		$2.114		$1.711		$2.729		$2.447		$2.151		$2.14		$1.972
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		1
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.732		$2.772		$2.812		$2.843		$2.810		$2.716		$2.632		$2.597		$2.611		$2.63
Accumulation unit value at end of period		$2.694		$2.732		$2.772		$2.812		$2.843		$2.810		$2.716		$2.632		$2.597		$2.611
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.914		$2.021		$1.584		$1.143		$2.296		$2.194		$2.114		$2.003		$1.83		$1.397
Accumulation unit value at end of period		$2.158		$1.914		$2.021		$1.584		$1.143		$2.296		$2.194		$2.114		$2.003		$1.83
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.958		$0.819		$0.518		$0.977		$0.867		$0.873		$0.854		$0.85		$0.588
Accumulation unit value at end of period	$	N/A	$	N/A		$0.958		$0.819		$0.518		$0.977		$0.867		$0.873		$0.854		$0.85
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$29.043		$30.238		$26.847		$21.095		$30.023		$26.372		$24.929		$24.306		$23.381		$20.106
Accumulation unit value at end of period		$32.201		$29.043		$30.238		$26.847		$21.095		$30.023		$26.372		$24.929		$24.306		$23.381
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$40.302		$41.945		$36.302		$27.138		$47.894		$41.322		$37.523		$32.552		$28.599		$22.585
Accumulation unit value at end of period		$46.246		$40.302		$41.945		$36.302		$27.138		$47.894		$41.322		$37.523		$32.552		$28.599
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		1		1		—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$35.89		$36.059		$31.769		$24.752		$43.791		$43.759		$36.934		$35.392		$32.194		$25.06
Accumulation unit value at end of period		$41.499		$35.890		$36.059		$31.769		$24.752		$43.791		$43.759		$36.934		$35.392		$32.194
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$50.506		$51.133		$41.775		$33.036		$63.439		$50.694		$48.15		$46.15		$45.291		$34.586
Accumulation unit value at end of period		$57.095		$50.506		$51.133		$41.775		$33.036		$63.439		$50.694		$48.13		$46.15		$45.291
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$155.123		$154.223		$136.023		$108.995		$175.516		$168.889		$148.045		$143.274		$131.408		$103.818
Accumulation unit value at end of period		$177.236		$155.123		$154.223		$136.023		$108.995		$175.516		$168.889		$148.045		$143.274		$131.408
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.522		$14.855		$12.491		$10.799		$15.029		$15.669		$13.572		$13.312		$12.167		$10
Accumulation unit value at end of period		$17.129		$15.522		$14.855		$12.491		$10.799		$15.029		$15.669		$13.572		$13.312		$12.167
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$19.318		$20.363		$16.111		$12.655		$19.167		$19.921		$17.275		$16.112		$13.21		$10
Accumulation unit value at end of period		$22.542		$19.318		$20.363		$16.111		$12.655		$19.167		$19.921		$17.275		$16.112		$13.21
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.739		$15.566		$14.238		$11.487		$13.128		$12.576		$11.787		$11.785		$10.89		$10
Accumulation unit value at end of period		$17.492		$15.739		$15.566		$14.238		$11.487		$13.128		$12.576		$11.787		$11.785		$10.89
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.911		$12.394		$11.942		$11.752		$11.081		$10.546		$10.285		$10.189		$9.99		$10
Accumulation unit value at end of period		$12.966		$12.911		$12.394		$11.942		$11.752		$11.081		$10.546		$10.285		$10.189		$9.99
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Franklin Zero Coupon - 2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.539		$11.688		$11.058		$10.349		$10.254		$10.266		$9.971		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.539		$11.688		$11.058		$10.349		$10.254		$10.266		$9.971
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.97		$20.877		$18.917		$15.563		$22.068		$20.018		$16.503		$14.436		$12.392		$10
Accumulation unit value at end of period		$22.313		$19.970		$20.877		$18.917		$15.563		$22.068		$20.018		$16.503		$14.436		$12.392
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$14.213		$14.571		$13.294		$10.699		$17.260		$16.922		$14.502		$13.307		$11.986		$10
Accumulation unit value at end of period		$16.005		$14.213		$14.571		$13.294		$10.699		$17.260		$16.922		$14.502		$13.307		$11.986
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$27.31		$32.926		$28.408		$16.698		$35.819		$28.219		$22.349		$17.792		$14.474		$10
Accumulation unit value at end of period		$30.462		$27.310		$32.926		$28.408		$16.698		$35.819		$28.219		$22.349		$17.792		$14.474
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$21.103		$26.125		$21.97		$12.958		$26.912		$19.671		$14.653		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.822		$21.103		$26.125		$21.970		$12.958		$26.912		$19.671		$14.653	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		1		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.129		$6.776		$4.67
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.129		$6.776
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		1		1

ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$30.215		$25.18		$17.881		$16.102		$12.515
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$30.215		$25.18		$17.881		$16.102
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$12.037		$13.442		$11.210		$8.270		$14.221	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.527		$12.037		$13.442		$11.210		$8.270		$14.221	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.335	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.414		$6.335	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.564		$6.037		$4.806		$12.023		$15.682		$13.663		$13.087		$12.217		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.564		$6.037		$4.806		$12.023		$15.682		$13.663		$13.087		$12.217
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$14.411		$14.064		$13.55		$10.767		$15.303		$13.881		$13.381		$12.552		$11.838		$10
Accumulation unit value at end of period		$17.173		$14.411		$14.064		$13.550		$10.767		$15.303		$13.881		$13.381		$12.552		$11.838
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$19.59		$21.257		$18.351		$14.155		$25.943		$27.865		$19.823		$17.604		$13.076		$10
Accumulation unit value at end of period		$24.739		$19.590		$21.257		$18.351		$14.155		$25.943		$27.865		$19.823		$17.604		$13.076
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.921		$19.097		$18.226		$16.088		$24.128		$20.291		$16.407		$14.246		$11.698		$10
Accumulation unit value at end of period		$22.386		$21.921		$19.097		$18.226		$16.088		$24.128		$20.291		$16.407		$14.246		$11.698
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.747		$11.717		$10.39		$8.336		$13.469		$13.002		$11.428		$11.099		$10.244	$	N/A
Accumulation unit value at end of period		$13.382		$11.747		$11.717		$10.390		$8.336		$13.469		$13.002		$11.428		$11.099	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$15.508		$17.767		$16.820	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$18.506		$15.508		$17.767		$16.820	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.866		$14.284		$12.124		$9.067		$15.034		$14.828		$13.181		$11.42		$10.096	$	N/A
Accumulation unit value at end of period		$15.872		$13.866		$14.284		$12.124		$9.067		$15.034		$14.828		$13.181		$11.42	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.949		$15.078		$12.176		$8.635		$15.585		$13.487		$12.283		$11.216		$10.401	$	N/A
Accumulation unit value at end of period		$15.964		$13.949		$15.078		$12.176		$8.635		$15.585		$13.487		$12.283		$11.216	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$14.023		$13.925		$11.443		$9.077		$14.273		$14.350		$12.472		$11.528		$10.277	$	N/A
Accumulation unit value at end of period		$16.638		$14.023		$13.925		$11.443		$9.077		$14.273		$14.35		$12.472		$11.528	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.896		$19.065		$15.214	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$21.120		$17.896		$19.065		$15.214	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.422		$12.842		$11.471		$8.705		$13.545		$12.442		$10.867		$10.774		$10.055	$	N/A
Accumulation unit value at end of period		$14.405		$12.422		$12.842		$11.471		$8.705		$13.545		$12.442		$10.867		$10.774	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.648		$21.880		$20.304		$16.878		$15.468		$13.257		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.648		$21.880		$20.304		$16.878		$15.468		$13.257
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.109		$18.393		$18.214		$15.814		$14.69		$12.311		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.109		$18.393		$18.214		$15.814		$14.69		$12.311
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.592		$18.782		$20.202		$17.82		$17.48		$13.945		$10.404
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.592		$18.782		$20.202		$17.82		$17.48		$13.945
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$42.085		$42.006		$39.318		$31.685		$38.195		$35.058		$32.122		$30.186		$28.219		$25.101
Accumulation unit value at end of period		$47.133		$42.085		$42.006		$39.318		$31.685		$38.195		$35.058		$32.122		$30.186		$28.219
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$38.555		$39.677		$31.984		$22.405		$40.389		$33.577		$29.982		$27.082		$22.755		$17.087
Accumulation unit value at end of period		$44.574		$38.555		$39.677		$31.984		$22.405		$40.389		$33.577		$29.982		$27.082		$22.755
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$24.074		$25.789		$22.846		$16.998		$28.609		$25.219		$22.971		$22.345		$21.69		$16.704
Accumulation unit value at end of period		$28.140		$24.074		$25.789		$22.846		$16.998		$28.609		$25.219		$22.971		$22.345		$21.69
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		1		1		1
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$20.434		$21.367		$18.790		$14.341		$20.178		$19.103		$16.842		$15.532		$13.377		$10
Accumulation unit value at end of period		$22.315		$20.434		$21.367		$18.790		$14.341		$20.178		$19.103		$16.842		$15.532		$13.377
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.190		$17.716		$19.144		$15.936		$15.63		$13.43		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.190		$17.716		$19.144		$15.936		$15.63		$13.43
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$27.08		$31.849		$27.894		$20.551		$37.676		$34.868		$29.925		$28.676		$27.766		$22.718
Accumulation unit value at end of period		$32.053		$27.080		$31.849		$27.894		$20.551		$37.676		$34.868		$29.925		$28.676		$27.766
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$13.866		$14.284		$12.124		$8.532		$15.930		$14.195		$13.373		$12.937		$12.311		$10
Accumulation unit value at end of period		$15.872		$13.866		$14.284		$12.124		$8.532		$15.930		$14.195		$13.373		$12.937		$12.311
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.725		$20.767		$18.209		$13.256		$22.538		$21.556		$18.632		$16.572		$14.143		$10
Accumulation unit value at end of period		$22.324		$18.725		$20.767		$18.209		$13.256		$22.538		$21.556		$18.632		$16.572		$14.143
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		1		1		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.578		$3.725		$3.302		$2.660		$12.595		$12.839		$11.924		$11.859		$11.065		$10
Accumulation unit value at end of period		$3.982		$3.578		$3.725		$3.302		$2.660		$12.595		$12.839		$11.924		$11.859		$11.065
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.487		$13.725		$12.022		$9.528		$15.751		$15.343		$13.563		$13.013		$12.096		$10
Accumulation unit value at end of period		$15.502		$13.487		$13.725		$12.022		$9.528		$15.751		$15.343		$13.563		$13.013		$12.096
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.415		$19.137		$15.777		$11.693		$19.135		$19.688		$17.419		$16.106		$13.711		$10
Accumulation unit value at end of period		$21.358		$18.415		$19.137		$15.777		$11.693		$19.135		$19.688		$17.419		$16.106		$13.711
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$13.42		$13.501		$10.771		$8.262		$16.504		$15.791		$15.599		$14.131		$12.004		$10
Accumulation unit value at end of period		$15.366		$13.420		$13.501		$10.771		$8.262		$16.504		$15.791		$15.599		$14.131		$12.004
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.711		$14.828		$13.107		$11.229		$13.322		$12.338		$11.672		$11.554		$10.81		$10
Accumulation unit value at end of period		$16.407		$14.711		$14.828		$13.107		$11.229		$13.322		$12.338		$11.672		$11.554		$10.81
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.60%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$53.409		$54.451		$48.790		$33.591		$63.385		$53.695		$51.88		$47.046		$45.311		$34.059
Accumulation unit value at end of period		$57.752		$53.409		$54.451		$48.790		$33.591		$63.385		$53.695		$51.88		$47.046		$45.311
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$31.220		$34.580		$29.429		$19.709		$48.088		$37.140		$34.259		$31.692		$28.485		$19.581
Accumulation unit value at end of period		$35.708		$31.220		$34.580		$29.429		$19.709		$48.088		$37.14		$34.259		$31.692		$28.485
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$50.578		$53.075		$43.038		$30.051		$57.180		$49.555		$41.949		$36.463		$31.781		$22.684
Accumulation unit value at end of period		$56.002		$50.578		$53.075		$43.038		$30.051		$57.180		$49.555		$41.949		$36.463		$31.781
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$7.081		$6.977		$6.210		$5.343		$8.298		$8.438		$7.321		$7.109		$6.392		$5.021
Accumulation unit value at end of period		$7.997		$7.081		$6.977		$6.210		$5.343		$8.298		$8.438		$7.321		$7.109		$6.392
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$10.005		$10.063		$9.014		$7.641		$10.602		$11.356		$9.723		$9.405		$8.358		$6.585
Accumulation unit value at end of period		$11.283		$10.005		$10.063		$9.014		$7.641		$10.602		$11.356		$9.723		$9.405		$8.358
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$16.007		$19.205		$17.385		$11.650		$26.190		$20.559		$15.762		$12.517		$10.18		$7.239
Accumulation unit value at end of period	$	N/A		$16.007		$19.205		$17.385		$11.650		$26.190		$20.559		$15.762		$12.517		$10.18
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.441		$15.656		$12.530		$9.407		$16.049		$16.084		$15.176		$14.154		$12.589		$10
Accumulation unit value at end of period		$18.136		$15.441		$15.656		$12.530		$9.407		$16.049		$16.084		$15.176		$14.154		$12.589
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$27.030		$27.217		$24.084		$18.294		$28.345		$26.720		$24.859		$24.375		$23.318		$18.801
Accumulation unit value at end of period		$29.790		$27.030		$27.217		$24.084		$18.294		$28.345		$26.72		$24.859		$24.375		$23.318
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.125		$15.682		$15.809		$13.592		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.125		$15.682		$15.809		$13.592
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.621		$8.287		$7.884		$7.278		$8.884		$8.665		$8.407		$8.324		$8.026		$7.762
Accumulation unit value at end of period		$9.144		$8.621		$8.287		$7.884		$7.278		$8.884		$8.665		$8.407		$8.324		$8.026
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$21.349		$22.705		$19.766		$15.529		$23.997		$21.657		$20.273		$18.903		$17.786		$14.241
Accumulation unit value at end of period		$24.385		$21.349		$22.705		$19.766		$15.529		$23.997		$21.657		$20.273		$18.903		$17.786
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$11.004		$11.195		$9.943		$7.531		$12.403		$12.434		$11.118		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.543		$11.004		$11.195		$9.943		$7.531		$12.403		$12.434		$11.118	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.427		$1.362		$1.299		$1.225		$1.543		$1.505		$1.467		$1.458		$1.417		$1.369
Accumulation unit value at end of period		$1.458		$1.427		$1.362		$1.299		$1.225		$1.543		$1.505		$1.467		$1.458		$1.417
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.901		$2.196		$2.012		$1.580		$3.136		$2.730		$2.209		$1.96		$1.684		$1.318
Accumulation unit value at end of period		$2.195		$1.901		$2.196		$2.012		$1.580		$3.136		$2.73		$2.209		$1.96		$1.684
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.470		$2.672		$2.206		$1.728		$2.637		$2.599		$2.112		$1.946		$1.569		$1.122
Accumulation unit value at end of period		$2.765		$2.470		$2.672		$2.206		$1.728		$2.637		$2.599		$2.112		$1.946		$1.569
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.606		$1.466		$1.123
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.606		$1.466
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.691		$7.926		$7.240		$5.960		$8.333		$8.076		$7.442		$7.25		$6.898		$5.942
Accumulation unit value at end of period		$8.552		$7.691		$7.926		$7.240		$5.960		$8.333		$8.076		$7.442		$7.25		$6.898
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.954		$2.793		$2.661		$2.502		$2.422		$2.323		$2.266		$2.244		$2.198		$2.184
Accumulation unit value at end of period		$2.992		$2.954		$2.793		$2.661		$2.502		$2.422		$2.323		$2.266		$2.244		$2.198
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.078		$4.907		$3.998
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.078		$4.907
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.707		$9.497		$8.464		$6.143		$8.206		$8.259		$7.595		$7.428		$6.714		$5.473
Accumulation unit value at end of period		$10.979		$9.707		$9.497		$8.464		$6.143		$8.206		$8.259		$7.595		$7.428		$6.714
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.817		$13.189		$13.185		$10.033		$19.685		$17.455		$14.084		$12.318		$10.74		$8.541
Accumulation unit value at end of period		$12.844		$10.817		$13.189		$13.185		$10.033		$19.685		$17.455		$14.084		$12.318		$10.74
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.240		$2.277		$2.089		$1.693		$2.704		$2.428		$2.137		$2.13		$1.966		$1.506
Accumulation unit value at end of period		$2.420		$2.240		$2.277		$2.089		$1.693		$2.704		$2.428		$2.137		$2.13		$1.966
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.691		$2.734		$2.777		$2.812		$2.784		$2.695		$2.616		$2.585		$2.603		$2.625
Accumulation unit value at end of period		$2.649		$2.691		$2.734		$2.777		$2.812		$2.784		$2.695		$2.616		$2.585		$2.603
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.886		$1.994		$1.565		$1.131		$2.275		$2.177		$2.101		$1.993		$1.824		$1.394
Accumulation unit value at end of period		$2.122		$1.886		$1.994		$1.565		$1.131		$2.275		$2.177		$2.101		$1.993		$1.824
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.945		$0.809		$0.512		$0.968		$0.861		$0.868		$0.85		$0.847		$0.587
Accumulation unit value at end of period	$	N/A	$	N/A		$0.945		$0.809		$0.512		$0.968		$0.861		$0.868		$0.85		$0.847
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$28.607		$29.827		$26.521		$20.869		$29.746		$26.168		$24.773		$24.19		$23.303		$20.069
Accumulation unit value at end of period		$31.669		$28.607		$29.827		$26.521		$20.869		$29.746		$26.168		$24.773		$24.19		$23.303
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$39.696		$41.375		$35.862		$26.848		$47.453		$41.003		$37.288		$32.396		$28.504		$22.543
Accumulation unit value at end of period		$45.483		$39.696		$41.375		$35.862		$26.848		$47.453		$41.003		$37.288		$32.396		$28.504
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$35.350		$35.569		$31.383		$24.488		$43.387		$43.421		$36.702		$5.222		$32.087		$25.013
Accumulation unit value at end of period		$40.814		$35.350		$35.569		$31.383		$24.488		$43.387		$43.421		$36.702		$35.222		$32.087
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$49.746		$50.438		$41.268		$32.684		$62.855		$50.302		$47.829		$45.928		$45.14		$34.522
Accumulation unit value at end of period		$56.153		$49.746		$50.438		$41.268		$32.684		$62.855		$50.302		$47.829		$45.928		$45.14
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$152.788		$152.126		$134.372		$107.832		$173.900		$167.582		$147.116		$142.585		$130.97		$103.625
Accumulation unit value at end of period		$174.310		$152.788		$152.126		$134.372		$107.832		$173.900		$167.582		$147.116		$142.585		$130.97
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.324		$14.688		$12.369		$10.709		$14.926		$15.585		$13.519		$13.279		$12.155		$10
Accumulation unit value at end of period		$16.886		$15.324		$14.688		$12.369		$10.709		$14.926		$15.585		$13.519		$13.279		$12.155
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$19.072		$20.133		$15.953		$12.549		$19.035		$19.813		$17.207		$16.073		$13.197		$10
Accumulation unit value at end of period		$22.222		$19.072		$20.133		$15.953		$12.549		$19.035		$19.813		$17.207		$16.073		$13.197
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.539		$15.391		$14.098		$11.391		$13.038		$12.508		$11.74		$11.756		$10.879		$10
Accumulation unit value at end of period		$17.244		$15.539		$15.391		$14.098		$11.391		$13.038		$12.508		$11.74		$11.756		$10.879
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.747		$12.254		$11.825		$11.645		$11.005		$10.489		$10.245		$10.164		$9.98		$10
Accumulation unit value at end of period		$12.782		$12.747		$12.254		$11.825		$11.645		$11.005		$10.489		$10.245		$10.164		$9.98
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.426		$11.591		$10.982		$10.293		$10.213		$10.241		$9.961		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.426		$11.591		$10.982		$10.293		$10.213		$10.241		$9.961
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.716		$20.641		$18.731		$15.433		$21.916		$19.910		$16.438		$14.401		$12.379		$10
Accumulation unit value at end of period		$21.997		$19.716		$20.641		$18.731		$15.433		$21.916		$19.91		$16.438		$14.401		$12.379
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$14.032		$14.406		$13.163		$10.610		$17.141		$16.831		$14.445		$13.274		$11.974		$10
Accumulation unit value at end of period		$15.778		$14.032		$14.406		$13.163		$10.610		$17.141		$16.831		$14.445		$13.274		$11.974
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.962		$32.555		$28.129		$16.559		$35.573		$28.066		$22.261		$17.748		$14.46		$10
Accumulation unit value at end of period		$30.029		$26.962		$32.555		$28.129		$16.559		$35.573		$28.066		$22.261		$17.748		$14.46
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.915		$25.929		$21.838		$12.899		$26.830		$19.639		$14.652		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.563		$20.915		$25.929		$21.838		$12.899		$26.830		$19.639		$14.652	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.089		$6.753		$4.661
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.089		$6.753
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.981		$25.022		$17.795		$16.048		$12.491
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.981		$25.022		$17.795		$16.048
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—

ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.949		$13.363		$11.161		$8.246		$14.201	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.426		$11.949		$13.363		$11.161		$8.246		$14.201	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.255	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.309		$6.255	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.490		$5.977		$4.766		$11.940		$15.598		$13.609		$13.055		$12.205		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.490		$5.977		$4.766		$11.940		$15.598		$13.609		$13.055		$12.205
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$14.227		$13.905		$13.417		$10.677		$15.198		$13.806		$13.328		$12.521		$11.826		$10
Accumulation unit value at end of period		$16.929		$14.227		$13.905		$13.417		$10.677		$15.198		$13.806		$13.328		$12.521		$11.826
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$19.341		$21.017		$18.171		$14.037		$25.765		$27.715		$19.745		$17.561		$13.063		$10
Accumulation unit value at end of period		$24.388		$19.341		$21.017		$18.171		$14.037		$25.765		$27.715		$19.745		$17.561		$13.063
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.642		$18.882		$18.047		$15.954		$23.963		$20.182		$16.343		$14.211		$11.686		$10
Accumulation unit value at end of period		$22.069		$21.642		$18.882		$18.047		$15.954		$23.963		$20.182		$16.343		$14.211		$11.686
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.608		$11.595		$10.297		$8.274		$13.388		$12.944		$11.394		$11.082		$10.238	$	N/A
Accumulation unit value at end of period		$13.204		$11.608		$11.595		$10.297		$8.274		$13.388		$12.944		$11.394		$11.082	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$15.311		$17.567		$16.655	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$18.243		$15.311		$17.567		$16.655	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.702		$14.136		$12.016		$8.999		$14.944		$14.761		$13.142		$11.402		$10.091	$	N/A
Accumulation unit value at end of period		$15.661		$13.702		$14.136		$12.016		$8.999		$14.944		$14.761		$13.142		$11.402	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.784		$14.922		$12.067		$8.571		$15.492		$13.427		$12.246		$11.199		$10.395	$	N/A
Accumulation unit value at end of period		$15.752		$13.784		$14.922		$12.067		$8.571		$15.492		$13.427		$12.246		$11.199	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.857		$13.781		$11.341		$9.009		$14.188		$14.285		$12.434		$11.51		$10.271	$	N/A
Accumulation unit value at end of period		$16.418		$13.857		$13.781		$11.341		$9.009		$14.188		$14.285		$12.434		$11.51	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.627		$18.806		$15.029	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$20.771		$17.627		$18.806		$15.029	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.275		$12.709		$11.369		$8.640		$13.464		$12.387		$10.835		$10.757		$10.049	$	N/A
Accumulation unit value at end of period		$14.214		$12.275		$12.709		$11.369		$8.640		$13.464		$12.387		$10.835		$10.757	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.543		$21.730		$20.195		$16.812		$15.43		$13.244		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.543		$21.730		$20.195		$16.812		$15.43		$13.244
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.008		$18.266		$18.116		$15.752		$14.653		$12.298		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.008		$18.266		$18.116		$15.752		$14.653		$12.298
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.457		$18.609		$20.045		$17.708		$17.396		$13.899		$10.385
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.457		$18.609		$20.045		$17.708		$17.396		$13.899
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$41.452		$41.435		$38.840		$31.347		$37.843		$34.787		$31.92		$30.041		$28.125		$25.055
Accumulation unit value at end of period		$46.355		$41.452		$41.435		$38.840		$31.347		$37.843		$34.787		$31.92		$30.041		$28.125
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$37.975		$39.137		$31.595		$22.165		$40.017		$33.318		$29.794		$26.952		$22.679		$17.055
Accumulation unit value at end of period		$43.838		$37.975		$39.137		$31.595		$22.165		$40.017		$33.318		$29.794		$26.952		$22.679
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$23.712		$25.439		$22.569		$16.817		$28.345		$25.024		$22.826		$22.237		$21.617		$16.673
Accumulation unit value at end of period		$27.675		$23.712		$25.439		$22.569		$16.817		$28.345		$25.024		$22.826		$22.237		$21.617
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$20.174		$21.126		$18.606		$14.222		$20.040		$19.000		$16.775		$15.493		$13.363		$10
Accumulation unit value at end of period		$21.999		$20.174		$21.126		$18.606		$14.222		$20.040		$19		$16.775		$15.493		$13.363
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.097		$17.594		$19.041		$15.873		$15.592		$13.416		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.097		$17.594		$19.041		$15.873		$15.592		$13.416
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$26.673		$31.416		$27.555		$20.331		$37.329		$34.599		$29.737		$28.538		$27.673		$22.676
Accumulation unit value at end of period		$31.523		$26.673		$31.416		$27.555		$20.331		$37.329		$34.599		$29.737		$28.538		$27.673
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.519		$12.896		$12.005		$8.461		$15.821		$14.118		$13.32		$12.905		$12.299		$10
Accumulation unit value at end of period		$14.022		$12.519		$12.896		$12.005		$8.461		$15.821		$14.118		$13.32		$12.905		$12.299
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.487		$20.533		$18.030		$13.145		$22.383		$21.440		$18.559		$16.531		$14.129		$10
Accumulation unit value at end of period		$22.007		$18.487		$20.533		$18.030		$13.145		$22.383		$21.44		$18.559		$16.531		$14.129
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.533		$3.683		$3.270		$2.638		$12.508		$12.769		$11.877		$11.829		$11.054		$10
Accumulation unit value at end of period		$3.926		$3.533		$3.683		$3.270		$2.638		$12.508		$12.769		$11.877		$11.829		$11.054
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.315		$13.570		$11.904		$9.449		$15.642		$15.260		$13.51		$12.98		$12.084		$10
Accumulation unit value at end of period		$15.282		$13.315		$13.570		$11.904		$9.449		$15.642		$15.26		$13.51		$12.98		$12.084
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.180		$18.921		$15.622		$11.595		$19.003		$19.582		$17.351		$16.067		$13.697		$10
Accumulation unit value at end of period		$21.055		$18.180		$18.921		$15.622		$11.595		$19.003		$19.582		$17.351		$16.067		$13.697
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$13.249		$13.349		$10.666		$8.193		$16.391		$15.706		$15.537		$14.096		$11.992		$10
Accumulation unit value at end of period		$15.148		$13.249		$13.349		$10.666		$8.193		$16.391		$15.706		$15.537		$14.096		$11.992
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.524		$14.661		$12.978		$11.136		$13.230		$12.271		$11.626		$11.526		$10.8		$10
Accumulation unit value at end of period		$16.174		$14.524		$14.661		$12.978		$11.136		$13.230		$12.271		$11.626		$11.526		$10.8
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.60%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$53.409		$54.451		$48.790		$33.591		$63.385		$53.695		$51.88		$47.046		$45.311		$34.059
Accumulation unit value at end of period		$57.752		$53.409		$54.451		$48.790		$33.591		$63.385		$53.695		$51.88		$47.046		$45.311
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$31.220		$34.580		$29.429		$19.709		$48.088		$37.140		$34.259		$31.692		$28.485		$19.581
Accumulation unit value at end of period		$35.708		$31.220		$34.580		$29.429		$19.709		$48.088		$37.14		$34.259		$31.692		$28.485
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$50.578		$53.075		$43.038		$30.051		$57.180		$49.555		$41.949		$36.463		$31.781		$22.684
Accumulation unit value at end of period		$56.002		$50.578		$53.075		$43.038		$30.051		$57.180		$49.555		$41.949		$36.463		$31.781
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$7.081		$6.977		$6.210		$5.343		$8.298		$8.438		$7.321		$7.109		$6.392		$5.021
Accumulation unit value at end of period		$7.997		$7.081		$6.977		$6.210		$5.343		$8.298		$8.438		$7.321		$7.109		$6.392
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$10.005		$10.063		$9.014		$7.641		$10.602		$11.356		$9.723		$9.405		$8.358		$6.585
Accumulation unit value at end of period		$11.283		$10.005		$10.063		$9.014		$7.641		$10.602		$11.356		$9.723		$9.405		$8.358
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$16.007		$19.205		$17.385		$11.650		$26.190		$20.559		$15.762		$12.517		$10.18		$7.239
Accumulation unit value at end of period	$	N/A		$16.007		$19.205		$17.385		$11.650		$26.190		$20.559		$15.762		$12.517		$10.18
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.441		$15.656		$12.530		$9.407		$16.049		$16.084		$15.176		$14.154		$12.589		$10
Accumulation unit value at end of period		$18.136		$15.441		$15.656		$12.530		$9.407		$16.049		$16.084		$15.176		$14.154		$12.589
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$27.030		$27.217		$24.084		$18.294		$28.345		$26.720		$24.859		$24.375		$23.318		$18.801
Accumulation unit value at end of period		$29.790		$27.030		$27.217		$24.084		$18.294		$28.345		$26.72		$24.859		$24.375		$23.318
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.125		$15.682		$15.809		$13.592		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.125		$15.682		$15.809		$13.592
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.621		$8.287		$7.884		$7.278		$8.884		$8.665		$8.407		$8.324		$8.026		$7.762
Accumulation unit value at end of period		$9.144		$8.621		$8.287		$7.884		$7.278		$8.884		$8.665		$8.407		$8.324		$8.026
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$21.349		$22.705		$19.766		$15.529		$23.997		$21.657		$20.273		$18.903		$17.786		$14.241
Accumulation unit value at end of period		$24.385		$21.349		$22.705		$19.766		$15.529		$23.997		$21.657		$20.273		$18.903		$17.786
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$11.004		$11.195		$9.943		$7.531		$12.403		$12.434		$11.118		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.543		$11.004		$11.195		$9.943		$7.531		$12.403		$12.434		$11.118	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.427		$1.362		$1.299		$1.225		$1.543		$1.505		$1.467		$1.458		$1.417		$1.369
Accumulation unit value at end of period		$1.458		$1.427		$1.362		$1.299		$1.225		$1.543		$1.505		$1.467		$1.458		$1.417
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.901		$2.196		$2.012		$1.580		$3.136		$2.730		$2.209		$1.96		$1.684		$1.318
Accumulation unit value at end of period		$2.195		$1.901		$2.196		$2.012		$1.580		$3.136		$2.73		$2.209		$1.96		$1.684
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.470		$2.672		$2.206		$1.728		$2.637		$2.599		$2.112		$1.946		$1.569		$1.122
Accumulation unit value at end of period		$2.765		$2.470		$2.672		$2.206		$1.728		$2.637		$2.599		$2.112		$1.946		$1.569
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.606		$1.466		$1.123
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.606		$1.466
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.166		$7.385		$6.746		$5.553		$7.764		$7.524		$6.934		$6.755		$6.427		$5.536
Accumulation unit value at end of period		$7.968		$7.166		$7.385		$6.746		$5.553		$7.764		$7.524		$6.934		$6.755		$6.427
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.954		$2.793		$2.661		$2.502		$2.422		$2.323		$2.266		$2.244		$2.198		$2.184
Accumulation unit value at end of period		$2.992		$2.954		$2.793		$2.661		$2.502		$2.422		$2.323		$2.266		$2.244		$2.198
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.071		$4.9		$3.992
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.071		$4.9
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—

DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.456		$9.252		$8.246		$5.985		$7.994		$8.046		$7.399		$7.236		$6.54		$5.332
Accumulation unit value at end of period		$10.695		$9.456		$9.252		$8.246		$5.985		$7.994		$8.046		$7.399		$7.236		$6.54
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.817		$13.189		$13.185		$10.033		$19.685		$17.455		$14.084		$12.318		$10.74		$8.541
Accumulation unit value at end of period		$12.844		$10.817		$13.189		$13.185		$10.033		$19.685		$17.455		$14.084		$12.318		$10.74
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.240		$2.277		$2.089		$1.693		$2.704		$2.428		$2.137		$2.13		$1.966		$1.506
Accumulation unit value at end of period		$2.420		$2.240		$2.277		$2.089		$1.693		$2.704		$2.428		$2.137		$2.13		$1.966
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.691		$2.734		$2.777		$2.812		$2.784		$2.695		$2.616		$2.585		$2.603		$2.625
Accumulation unit value at end of period		$2.649		$2.691		$2.734		$2.777		$2.812		$2.784		$2.695		$2.616		$2.585		$2.603
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.886		$1.994		$1.565		$1.131		$2.275		$2.177		$2.101		$1.993		$1.824		$1.394
Accumulation unit value at end of period		$2.122		$1.886		$1.994		$1.565		$1.131		$2.275		$2.177		$2.101		$1.993		$1.824
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.945		$0.809		$0.512		$0.968		$0.861		$0.868		$0.85		$0.847		$0.587
Accumulation unit value at end of period	$	N/A	$	N/A		$0.945		$0.809		$0.512		$0.968		$0.861		$0.868		$0.85		$0.847
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$28.607		$29.827		$26.521		$20.869		$29.746		$26.168		$24.773		$24.19		$23.303		$20.069
Accumulation unit value at end of period		$31.669		$28.607		$29.827		$26.521		$20.869		$29.746		$26.168		$24.773		$24.19		$23.303
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$39.696		$41.375		$35.862		$26.848		$47.453		$41.003		$37.288		$32.396		$28.504		$22.543
Accumulation unit value at end of period		$45.483		$39.696		$41.375		$35.862		$26.848		$47.453		$41.003		$37.288		$32.396		$28.504
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$35.350		$35.569		$31.383		$24.488		$43.387		$43.421		$36.702		$35.222		$32.087		$25.013
Accumulation unit value at end of period		$40.814		$35.350		$35.569		$31.383		$24.488		$43.387		$43.421		$36.702		$35.222		$32.087
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$49.746		$50.438		$41.268		$32.684		$62.855		$50.302		$47.829		$45.928		$45.14		$34.522
Accumulation unit value at end of period		$56.153		$49.746		$50.438		$41.268		$32.684		$62.855		$50.302		$47.829		$45.928		$45.14
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$152.788		$152.126		$134.372		$107.832		$173.900		$167.582		$147.116		$142.585		$30.97		$103.625
Accumulation unit value at end of period		$174.310		$152.788		$152.126		$134.372		$107.832		$173.900		$167.582		$147.116		$142.585		$130.97
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.324		$14.688		$12.369		$10.709		$14.926		$15.585		$13.519		$13.279		$12.155		$10
Accumulation unit value at end of period		$16.886		$15.324		$14.688		$12.369		$10.709		$14.926		$15.585		$13.519		$13.279		$12.155
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$19.072		$20.133		$15.953		$12.549		$19.035		$19.813		$17.207		$16.073		$13.197		$10
Accumulation unit value at end of period		$22.222		$19.072		$20.133		$15.953		$12.549		$19.035		$19.813		$17.207		$16.073		$13.197
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.539		$15.391		$14.098		$11.391		$13.038		$12.508		$11.74		$11.756		$10.879		$10
Accumulation unit value at end of period		$17.244		$15.539		$15.391		$14.098		$11.391		$13.038		$12.508		$11.74		$11.756		$10.879
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.747		$12.254		$11.825		$11.645		$11.005		$10.489		$10.245		$10.164		$9.98		$10
Accumulation unit value at end of period		$12.782		$12.747		$12.254		$11.825		$11.645		$11.005		$10.489		$10.245		$10.164		$9.98
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.426		$11.591		$10.982		$10.293		$10.213		$10.241		$9.961		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.426		$11.591		$10.982		$10.293		$10.213		$10.241		$9.961
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.716		$20.641		$18.731		$15.433		$21.916		$19.910		$16.438		$14.401		$12.379		$10
Accumulation unit value at end of period		$21.997		$19.716		$20.641		$18.731		$15.433		$21.916		$19.91		$16.438		$14.401		$12.379
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$14.032		$14.406		$13.163		$10.610		$17.141		$16.831		$14.445		$13.274		$11.974		$10
Accumulation unit value at end of period		$15.778		$14.032		$14.406		$13.163		$10.610		$17.141		$16.831		$14.445		$13.274		$11.974
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.962		$32.555		$28.129		$16.559		$35.573		$28.066		$22.261		$17.748		$14.46		$10
Accumulation unit value at end of period		$30.029		$26.962		$32.555		$28.129		$16.559		$35.573		$28.066		$22.261		$17.748		$14.46
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.915		$25.929		$21.838		$12.899		$26.830		$19.639		$14.652		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.563		$20.915		$25.929		$21.838		$12.899		$26.830		$19.639		$14.652	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.089		$6.753		$4.661
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.089		$6.753
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.981		$25.022		$17.795		$16.048		$12.491
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.981		$25.022		$17.795		$16.048
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.949		$13.363		$11.161		$8.246		$14.201	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.426		$11.949		$13.363		$11.161		$8.246		$14.201	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.255	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.309		$6.255	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.490		$5.977		$4.766		$11.940		$15.598		$13.609		$13.055		$12.205		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.490		$5.977		$4.766		$11.940		$15.598		$13.609		$13.055		$12.205
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$14.227		$13.905		$13.417		$10.677		$15.198		$13.806		$13.328		$12.521		$11.826		$10
Accumulation unit value at end of period		$16.929		$14.227		$13.905		$13.417		$10.677		$15.198		$13.806		$13.328		$12.521		$11.826
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$19.341		$21.017		$18.171		$14.037		$25.765		$27.715		$19.745		$17.561		$13.063		$10
Accumulation unit value at end of period		$24.388		$19.341		$21.017		$18.171		$14.037		$25.765		$27.715		$19.745		$17.561		$13.063
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.642		$18.882		$18.047		$15.954		$23.963		$20.182		$16.343		$14.211		$11.686		$10
Accumulation unit value at end of period		$22.069		$21.642		$18.882		$18.047		$15.954		$23.963		$20.182		$16.343		$14.211		$11.686
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.608		$11.595		$10.297		$8.274		$13.388		$12.944		$11.394		$11.082		$10.238	$	N/A
Accumulation unit value at end of period		$13.204		$11.608		$11.595		$10.297		$8.274		$13.388		$12.944		$11.394		$11.082	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$15.311		$17.567		$16.655	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$18.243		$15.311		$17.567		$16.655	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.702		$14.136		$12.016		$8.999		$14.944		$14.761		$13.142		$11.402		$10.091	$	N/A
Accumulation unit value at end of period		$15.661		$13.702		$14.136		$12.016		$8.999		$14.944		$14.761		$13.142		$11.402	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.784		$14.922		$12.067		$8.571		$15.492		$13.427		$12.246		$11.199		$10.395	$	N/A
Accumulation unit value at end of period		$15.752		$13.784		$14.922		$12.067		$8.571		$15.492		$13.427		$12.246		$11.199	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.857		$13.781		$11.341		$9.009		$14.188		$14.285		$12.434		$11.51		$10.271	$	N/A
Accumulation unit value at end of period		$16.418		$13.857		$13.781		$11.341		$9.009		$14.188		$14.285		$12.434		$11.51	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.627		$18.806		$15.029	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$20.771		$17.627		$18.806		$15.029	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A

JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.275		$12.709		$11.369		$8.640	$13.464	$12.387	$10.835	$10.757	$10.049	$	N/A
Accumulation unit value at end of period		$14.214		$12.275		$12.709		$11.369	$8.640	$13.464	$12.387	$10.835	$10.757	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.543	$21.730	$20.195	$16.812	$15.43	$13.244		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$12.543	$21.730	$20.195	$16.812	$15.43		$13.244
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.008	$18.266	$18.116	$15.752	$14.653	$12.298		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$12.008	$18.266	$18.116	$15.752	$14.653		$12.298
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.457	$18.609	$20.045	$17.708	$17.396	$13.899		$10.385
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$12.457	$18.609	$20.045	$17.708	$17.396		$13.899
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$41.452		$41.435		$38.840		$31.347	$37.843	$34.787	$31.92	$30.041	$28.125		$25.055
Accumulation unit value at end of period		$46.355		$41.452		$41.435		$38.840	$31.347	$37.843	$34.787	$31.92	$30.041		$28.125
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$37.975		$39.137		$31.595		$22.165	$40.017	$33.318	$29.794	$26.952	$22.679		$17.055
Accumulation unit value at end of period		$43.838		$37.975		$39.137		$31.595	$22.165	$40.017	$33.318	$29.794	$26.952		$22.679
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$23.712		$25.439		$22.569		$16.817	$28.345	$25.024	$22.826	$22.237	$21.617		$16.673
Accumulation unit value at end of period		$27.675		$23.712		$25.439		$22.569	$16.817	$28.345	$25.024	$22.826	$22.237		$21.617
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$20.174		$21.126		$18.606		$14.222	$20.040	$19.000	$16.775	$15.493	$13.363		$10
Accumulation unit value at end of period		$21.999		$20.174		$21.126		$18.606	$14.222	$20.040	$19	$16.775	$15.493		$13.363
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.097	$17.594	$19.041	$15.873	$15.592	$13.416		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$11.097	$17.594	$19.041	$15.873	$15.592		$13.416
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$26.673		$31.416		$27.555		$20.331	$37.329	$34.599	$29.737	$28.538	$27.673		$22.676
Accumulation unit value at end of period		$31.523		$26.673		$31.416		$27.555	$20.331	$37.329	$34.599	$29.737	$28.538		$27.673
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.519		$12.896		$12.005		$8.461	$15.821	$14.118	$13.32	$12.905	$12.299		$10
Accumulation unit value at end of period		$14.022		$12.519		$12.896		$12.005	$8.461	$15.821	$14.118	$13.32	$12.905		$12.299
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.487		$20.533		$18.030		$13.145	$22.383	$21.440	$18.559	$16.531	$14.129		$10
Accumulation unit value at end of period		$22.007		$18.487		$20.533		$18.030	$13.145	$22.383	$21.44	$18.559	$16.531		$14.129
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.533		$3.683		$3.270		$2.638	$12.508	$12.769	$11.877	$11.829	$11.054		$10
Accumulation unit value at end of period		$3.926		$3.533		$3.683		$3.270	$2.638	$12.508	$12.769	$11.877	$11.829		$11.054
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.315		$13.570		$11.904		$9.449	$15.642	$15.260	$13.51	$12.98	$12.084		$10
Accumulation unit value at end of period		$15.282		$13.315		$13.570		$11.904	$9.449	$15.642	$15.26	$13.51	$12.98		$12.084
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.180		$18.921		$15.622		$11.595	$19.003	$19.582	$17.351	$16.067	$13.697		$10
Accumulation unit value at end of period		$21.055		$18.180		$18.921		$15.622	$11.595	$19.003	$19.582	$17.351	$16.067		$13.697
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$13.249		$13.349		$10.666		$8.193	$16.391	$15.706	$15.537	$14.096	$11.992		$10
Accumulation unit value at end of period		$15.148		$13.249		$13.349		$10.666	$8.193	$16.391	$15.706	$15.537	$14.096		$11.992
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.524		$14.661		$12.978		$11.136	$13.230	$12.271	$11.626	$11.526	$10.8		$10
Accumulation unit value at end of period		$16.174		$14.524		$14.661		$12.978	$11.136	$13.230	$12.271	$11.626	$11.526		$10.8
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—	—	—	—	—	—		—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.65%

Subaccount	2012		2011		2010		2009		2008		2007		2006	2005	2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$53.139		$54.203		$48.592		$33.471		$63.189		$53.556	$51.722	$46.971		$45.26		$34.038
Accumulation unit value at end of period		$57.432		$53.139		$54.203		$48.592		$33.471		$63.189	$53.556	$51.772		$46.971		$45.26
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		1	—	1		1		1
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$31.062		$34.423		$29.309		$19.639		$47.940		$37.044	$34.187	$31.641		$28.453		$19.569
Accumulation unit value at end of period		$35.510		$31.062		$34.423		$29.309		$19.639		$47.940	$37.044	$34.187		$31.641		$28.453
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$50.323		$52.834		$42.863		$29.944		$57.003		$49.427	$41.861	$36.404		$31.746		$22.67
Accumulation unit value at end of period		$55.692		$50.323		$52.834		$42.863		$29.944		$57.003	$49.427	$41.861		$36.404		$31.746
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$7.046		$6.945		$6.185		$5.324		$8.273		$8.416	$7.306	$7.097		$6.385		$5.018
Accumulation unit value at end of period		$7.953		$7.046		$6.945		$6.185		$5.324		$8.273	$8.416	$7.306		$7.097		$6.385
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$9.955		$10.017		$8.977		$7.613		$10.569		$11.327	$9.703	$9.39		$8.349		$6.581
Accumulation unit value at end of period		$11.220		$9.955		$10.017		$8.977		$7.613		$10.569	$11.327	$9.703		$9.39		$8.349
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$15.928		$19.117		$17.315		$11.608		$26.109		$20.506	$15.729	$12.497		$10.168		$7.234
Accumulation unit value at end of period	$	N/A		$15.928		$19.117		$17.315		$11.608		$26.109	$20.506	$15.729		$12.497		$10.168
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.375		$15.597		$12.489		$9.381		$16.012		$16.055	$15.156	$14.142		$12.585		$10
Accumulation unit value at end of period		$18.050		$15.375		$15.597		$12.489		$9.381		$16.012	$16.055	$15.156		$14.142		$12.585
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$26.894		$27.093		$23.986		$18.228		$28.257		$26.651	$24.807	$24.336		$23.292		$18.79
Accumulation unit value at end of period		$29.625		$26.894		$27.093		$23.986		$18.228		$28.257	$26.651	$24.807		$24.336		$23.292
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.095	$15.661	$15.796		$13.587		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$17.095	$15.661		$15.796		$13.587
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A	—	—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.577		$8.249		$7.852		$7.252		$8.857		$8.643	$8.389	$8.311		$8.017		$7.757
Accumulation unit value at end of period		$9.093		$8.577		$8.249		$7.852		$7.252		$8.857	$8.643	$8.389		$8.311		$8.017
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$21.241		$22.602		$19.685		$15.772		$23.923		$21.600	$20.231	$18.873		$17.766		$14.233
Accumulation unit value at end of period		$24.250		$21.241		$22.602		$19.685		$15.772		$23.923	$21.6	$20.231		$18.873		$17.766
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		0	0	0		—		—
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$10.967		$11.164		$9.920		$7.517		$12.387		$12.424	$11.114	$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.495		$10.967		$11.164		$9.920		$7.517		$12.387	$12.424	$11.114	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.420		$1.356		$1.294		$1.221		$1.539		$1.502	$1.464	$1.455		$1.415		$1.368
Accumulation unit value at end of period		$1.450		$1.420		$1.356		$1.294		$1.221		$1.539	$1.502	$1.464		$1.455		$1.415
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		5	5	5		6		6

DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.891		$2.186		$2.003		$1.574		$3.126		$2.723		$2.204		$1.957		$1.682		$1.317
Accumulation unit value at end of period		$2.183		$1.891		$2.186		$2.003		$1.574		$3.126		$2.723		$2.204		$1.957		$1.682
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.457		$2.660		$2.197		$1.722		$2.628		$2.593		$2.107		$1.943		$1.567		$1.122
Accumulation unit value at end of period		$2.750		$2.457		$2.660		$2.197		$1.722		$2.628		$2.593		$2.107		$1.943		$1.567
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		6		6		6		6		6		5
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.604		$1.464		$1.122		$1.539
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.604		$1.464		$1.122
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.652		$7.890		$7.211		$5.939		$8.307		$8.055		$7.427		$7.238		$6.89		$5.938
Accumulation unit value at end of period		$8.504		$7.652		$7.890		$7.211		$5.939		$8.307		$8.055		$7.427		$7.238		$6.89
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		—		1		1		5		5
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.939		$2.780		$2.651		$2.493		$2.415		$2.317		$2.261		$2.241		$2.195		$2.182
Accumulation unit value at end of period		$2.976		$2.939		$2.780		$2.651		$2.493		$2.415		$2.317		$2.261		$2.241		$2.195
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.07		$4.902		$3.995		$5.753
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.07		$4.902		$3.995
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		1		0		0
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.658		$9.454		$8.430		$6.121		$8.181		$8.238		$7.579		$7.416		$6.706		$5.47
Accumulation unit value at end of period		$10.918		$9.658		$9.454		$8.430		$6.121		$8.181		$8.238		$7.579		$7.416		$6.706
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.762		$13.129		$13.132		$9.998		$19.624		$17.410		$14.055		$12.298		$10.728		$8.536
Accumulation unit value at end of period		$12.773		$10.762		$13.129		$13.132		$9.998		$19.624		$17.41		$14.055		$12.298		$10.728
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.228		$2.267		$2.080		$1.686		$2.695		$2.422		$2.133		$2.126		$1.964		$1.505
Accumulation unit value at end of period		$2.407		$2.228		$2.267		$2.080		$1.686		$2.695		$2.422		$2.133		$2.126		$1.964
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.678		$2.722		$2.766		$2.802		$2.776		$2.688		$2.61		$2.581		$2.6		$2.624
Accumulation unit value at end of period		$2.634		$2.678		$2.722		$2.766		$2.802		$2.776		$2.688		$2.61		$2.581		$2.6
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.876		$1.985		$1.558		$1.127		$2.268		$2.171		$2.096		$1.99		$1.822		$1.393
Accumulation unit value at end of period		$2.110		$1.876		$1.985		$1.558		$1.127		$2.268		$2.171		$2.096		$1.99		$1.822
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		1		1		1		1		1
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.941		$0.806		$0.511		$0.965		$0.858		$0.866		$0.849		$0.846		$0.587
Accumulation unit value at end of period	$	N/A	$	N/A		$0.941		$0.806		$0.511		$0.965		$0.858		$0.866		$0.849		$0.846
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		3		3		3		3		3		3		2		1
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$28.462		$29.691		$26.413		$20.795		$29.655		$26.100		$24.721		$24.151		$23.277		$20.056
Accumulation unit value at end of period		$31.494		$28.462		$29.691		$26.413		$20.795		$29.655		$26.1		$24.721		$24.151		$23.277
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		0		0		0		0		0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$39.496		$41.186		$35.716		$26.752		$47.307		$40.897		$37.21		$32.344		$28.472		$22.529
Accumulation unit value at end of period		$45.231		$39.496		$41.186		$35.716		$26.752		$47.307		$40.897		$37.21		$32.344		$28.472
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		1		1		1		1		1
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$35.172		$35.407		$31.256		$24.401		$43.254		$43.309		$36.625		$35.165		$32.051		$24.998
Accumulation unit value at end of period		$40.588		$35.172		$35.407		$31.256		$24.401		$43.254		$43.309		$36.625		$35.165		$32.051
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$49.495		$50.208		$41.101		$32.567		$62.661		$50.172		$47.728		$45.855		$45.09		$34.5
Accumulation unit value at end of period		$55.842		$49.495		$50.208		$41.101		$32.567		$62.661		$50.172		$47.728		$45.855		$45.09
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$152.018		$151.433		$133.826		$107.446		$173.364		$167.149		$146.808		$142.356		$130.824		$103.561
Accumulation unit value at end of period		$173.345		$152.018		$151.433		$133.826		$107.446		$173.364		$167.149		$146.808		$142.356		$130.824
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		0		0		0		0		0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.259		$14.632		$12.328		$10.679		$14.891		$15.557		$13.501		$13.268		$12.151		$10
Accumulation unit value at end of period		$16.806		$15.259		$14.632		$12.328		$10.679		$14.891		$15.557		$13.501		$13.268		$12.151
Number of accumulation units outstanding at end of period (000’s omitted)		0		2		2		2		2		2		—		2		—		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$18.990		$20.057		$15.901		$12.514		$18.992		$19.778		$17.185		$16.06		$13.192		$10
Accumulation unit value at end of period		$22.117		$18.990		$20.057		$15.901		$12.514		$18.992		$19.778		$17.185		$16.06		$13.192
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.473		$15.333		$14.052		$11.359		$13.008		$12.486		$11.725		$11.747		$10.876		$10
Accumulation unit value at end of period		$17.162		$15.473		$15.333		$14.052		$11.359		$13.008		$12.486		$11.725		$11.747		$10.876
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.692		$12.208		$11.786		$11.621		$10.980		$10.470		$10.231		$10.156		$9.977		$10
Accumulation unit value at end of period		$12.721		$12.692		$12.208		$11.786		$11.621		$10.980		$10.47		$10.231		$10.156		$9.977
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.388		$11.558		$10.957		$10.275		$10.2		$10.232		$9.958		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.388		$11.558		$10.957		$10.275		$10.2		$10.232		$9.958
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.632		$20.564		$18.670		$15.390		$21.866		$19.874		$16.416		$14.389		$12.375		$10
Accumulation unit value at end of period		$21.892		$19.632		$20.564		$18.670		$15.390		$21.866		$19.874		$16.416		$14.389		$12.375
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$13.972		$14.352		$13.120		$10.580		$17.102		$16.801		$14.426		$13.263		$11.97		$10
Accumulation unit value at end of period		$15.703		$13.972		$14.352		$13.120		$10.580		$17.102		$16.801		$14.426		$13.263		$11.97
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.847		$32.432		$28.037		$16.512		$35.492		$28.016		$22.232		$17.734		$14.455		$10
Accumulation unit value at end of period		$29.887		$26.847		$32.432		$28.037		$16.512		$35.492		$28.016		$22.232		$17.734		$14.455
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.852		$25.864		$21.794		$12.879		$26.802		$19.629		$14.651		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.478		$20.852		$25.864		$21.794		$12.879		$26.802		$19.629		$14.651	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.077		$6.746		$4.658
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.077		$6.746
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.904		$24.969		$17.766		$16.03		$12.484
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.904		$24.969		$17.766		$16.03
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.920		$13.337		$11.145		$8.238		$14.194	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.392		$11.920		$13.337		$11.145		$8.238		$14.194	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.228	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.274		$6.228	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.466		$5.958		$4.753		$11.913		$15.570		$13.591		$13.044		$12.201		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.466		$5.958		$4.753		$11.913		$15.57		$13.591		$13.044		$12.201
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$14.167		$13.853		$13.373		$10.647		$15.163		$13.781		$13.311		$12.51		$11.823		$10
Accumulation unit value at end of period		$16.849		$14.167		$13.853		$13.373		$10.647		$15.163		$13.781		$13.311		$12.51		$11.823
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$19.258		$20.938		$18.111		$13.997		$25.706		$27.665		$19.719		$17.546		$13.059		$10
Accumulation unit value at end of period		$24.272		$19.258		$20.938		$18.111		$13.997		$25.706		$27.665		$19.719		$17.546		$13.059
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.550		$18.811		$17.988		$15.909		$23.908		$20.145		$16.321		$14.199		$11.682		$10
Accumulation unit value at end of period		$21.964		$21.550		$18.811		$17.988		$15.909		$23.908		$20.145		$16.321		$14.199		$11.682
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.562		$11.555		$10.267		$8.254		$13.362		$12.925		$11.382		$11.076		$10.236	$	N/A
Accumulation unit value at end of period		$13.146		$11.562		$11.555		$10.267		$8.254		$13.362		$12.925		$11.382		$11.076	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$15.246		$17.500		$16.600	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$18.156		$15.246		$17.500		$16.600	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A

JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.648		$14.088		$11.981		$8.977		$14.915		$14.739		$13.129		$11.396		$10.089	$	N/A
Accumulation unit value at end of period		$15.591		$13.648		$14.088		$11.981		$8.977		$14.915		$14.739		$13.129		$11.396	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.729		$14.870		$12.031		$8.550		$15.461		$13.407		$12.234		$11.194		$10.394	$	N/A
Accumulation unit value at end of period		$15.682		$13.729		$14.870		$12.031		$8.550		$15.461		$13.407		$12.234		$11.194	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.802		$13.733		$11.307		$8.987		$14.160		$14.264		$12.422		$11.504		$10.27	$	N/A
Accumulation unit value at end of period		$16.345		$13.802		$13.733		$11.307		$8.987		$14.160		$14.264		$12.422		$11.504	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.538		$18.720		$14.968	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$20.656		$17.538		$18.720		$14.968	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.227		$12.665		$11.335		$8.619		$13.438		$12.368		$10.824		$10.752		$10.047	$	N/A
Accumulation unit value at end of period		$14.150		$12.227		$12.665		$11.335		$8.619		$13.438		$12.368		$10.824		$10.752	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.508		$21.680		$20.158		$16.79		$15.417		$13.24		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.508		$21.680		$20.158		$16.79		$15.417		$13.24
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.975		$18.224		$18.083		$15.731		$14.641		$12.294		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.975		$18.224		$18.083		$15.731		$14.641		$12.294
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.413		$18.552		$19.994		$17.671		$17.368		$13.883		$10.378
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.413		$18.552		$19.994		$17.671		$17.368		$13.883
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$41.243		$41.246		$38.683		$31.235		$37.726		$34.697		$31.853		$29.993		$28.094		$25.039
Accumulation unit value at end of period		$46.098		$41.243		$41.246		$38.683		$31.235		$37.726		$34.697		$31.853		$29.993		$28.094
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		—		1		1		1		1		1		1
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$37.783		$38.959		$31.467		$22.086		$39.894		$33.231		$29.731		$26.909		$22.654		$17.044
Accumulation unit value at end of period		$43.595		$37.783		$38.959		$31.467		$22.086		$39.894		$33.231		$29.731		$26.909		$22.654
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		1		1		1		1		1
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$23.592		$25.323		$22.477		$16.757		$28.258		$24.960		$22.779		$22.202		$21.593		$16.662
Accumulation unit value at end of period		$27.522		$23.592		$25.323		$22.477		$16.757		$28.258		$24.96		$22.779		$22.202		$21.593
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		1		1		1		1		1
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$20.088		$21.047		$18.545		$14.182		$19.994		$18.965		$16.753		$15.481		$13.359		$10
Accumulation unit value at end of period		$21.894		$20.088		$21.047		$18.545		$14.182		$19.994		$18.965		$16.753		$15.481		$13.359
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.066		$17.554		$19.007		$15.852		$15.579		$13.412		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.066		$17.554		$19.007		$15.852		$15.579		$13.412
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$26.538		$31.273		$27.443		$20.258		$37.214		$34.509		$29.675		$28.492		$27.642		$22.661
Accumulation unit value at end of period		$31.349		$26.538		$31.273		$27.443		$20.258		$37.214		$34.509		$29.675		$28.492		$27.642
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		1		1		1		1		1
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.465		$12.847		$11.965		$8.437		$15.784		$14.093		$13.303		$12.895		$12.295		$10
Accumulation unit value at end of period		$13.956		$12.465		$12.847		$11.965		$8.437		$15.784		$14.093		$13.303		$12.895		$12.295
Number of accumulation units outstanding at end of period (000’s omitted)		0		2		2		2		2		2		2		2		2		2
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.408		$20.455		$17.971		$13.108		$22.332		$21.401		$18.535		$16.517		$14.124		$10
Accumulation unit value at end of period		$21.902		$18.408		$20.455		$17.971		$13.108		$22.332		$21.401		$18.535		$16.517		$14.124
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.518		$3.669		$3.259		$2.630		$12.479		$12.746		$11.862		$11.82		$11.05		$10
Accumulation unit value at end of period		$3.908		$3.518		$3.669		$3.259		$2.630		$12.479		$12.746		$11.862		$11.82		$11.05
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.258		$13.519		$11.864		$9.423		$15.606		$15.233		$13.492		$12.97		$12.08		$10
Accumulation unit value at end of period		$15.209		$13.258		$13.519		$11.864		$9.423		$15.606		$15.233		$13.492		$12.97		$12.08
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.103		$18.850		$15.571		$11.563		$18.960		$19.546		$17.328		$16.053		$13.693		$10
Accumulation unit value at end of period		$20.955		$18.103		$18.850		$15.571		$11.563		$18.960		$19.546		$17.328		$16.053		$13.693
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$13.193		$13.299		$10.631		$8.170		$16.353		$15.678		$15.517		$14.084		$11.988		$10
Accumulation unit value at end of period		$15.076		$13.193		$13.299		$10.631		$8.170		$16.353		$15.678		$15.517		$14.084		$11.988
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.462		$14.605		$12.935		$11.105		$13.200		$12.249		$11.611		$11.516		$10.796		$10
Accumulation unit value at end of period		$16.097		$14.462		$14.605		$12.935		$11.105		$13.200		$12.249		$11.611		$11.516		$10.796
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.65%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$53.139		$54.203		$48.592		$33.471		$63.189		$53.556		$51.772		$46.971		$45.26		$34.038
Accumulation unit value at end of period		$57.432		$53.139		$54.203		$48.592		$33.471		$63.189		$53.556		$51.772		$46.971		$45.26
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$31.062		$34.423		$29.309		$19.639		$47.940		$37.044		$34.187		$31.641		$28.453		$19.569
Accumulation unit value at end of period		$35.510		$31.062		$34.423		$29.309		$19.639		$47.940		$37.044		$34.187		$31.641		$28.453
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$50.323		$52.834		$42.863		$29.944		$57.003		$49.427		$41.861		$36.404		$31.746		$22.67
Accumulation unit value at end of period		$55.692		$50.323		$52.834		$42.863		$29.944		$57.003		$49.427		$41.861		$36.404		$31.746
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$7.046		$6.945		$6.185		$5.324		$8.273		$8.416		$7.306		$7.097		$6.385		$5.018
Accumulation unit value at end of period		$7.953		$7.046		$6.945		$6.185		$5.324		$8.273		$8.416		$7.306		$7.097		$6.385
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$9.955		$10.017		$8.977		$7.613		$10.569		$11.327		$9.703		$9.39		$8.349		$6.581
Accumulation unit value at end of period		$11.220		$9.955		$10.017		$8.977		$7.613		$10.569		$11.327		$9.703		$9.39		$8.349
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$15.928		$19.117		$17.315		$11.608		$26.109		$20.506		$15.729		$12.497		$10.168		$7.234
Accumulation unit value at end of period	$	N/A		$15.928		$19.117		$17.315		$11.608		$26.109		$20.506		$15.729		$12.497		$10.168
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.375		$15.597		$12.489		$9.381		$16.012		$16.055		$15.156		$14.142		$12.585		$10
Accumulation unit value at end of period		$18.050		$15.375		$15.597		$12.489		$9.381		$16.012		$16.055		$15.156		$14.142		$12.585
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$26.894		$27.093		$23.986		$18.228		$28.257		$26.651		$24.807		$24.336		$23.292		$18.79
Accumulation unit value at end of period		$29.625		$26.894		$27.093		$23.986		$18.228		$28.257		$26.651		$24.807		$24.336		$23.292
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.095		$15.661		$15.796		$13.587		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.095		$15.661		$15.796		$13.587
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.577		$8.249		$7.852		$7.252		$8.857		$8.643		$8.389		$8.311		$8.017		$7.757
Accumulation unit value at end of period		$9.093		$8.577		$8.249		$7.852		$7.252		$8.857		$8.643		$8.389		$8.311		$8.017
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$21.241		$22.602		$19.685		$15.772		$23.923		$21.600		$20.231		$18.873		$17.766		$14.233
Accumulation unit value at end of period		$24.250		$21.241		$22.602		$19.685		$15.772		$23.923		$21.6		$20.231		$18.873		$17.766
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$10.967		$11.164		$9.920		$7.517		$12.387		$12.424		$11.114		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.495		$10.967		$11.164		$9.920		$7.517		$12.387		$12.424		$11.114	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.420		$1.356		$1.294		$1.221		$1.539		$1.502		$1.464		$1.455		$1.415		$1.368
Accumulation unit value at end of period		$1.450		$1.420		$1.356		$1.294		$1.221		$1.539		$1.502		$1.464		$1.455		$1.415
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.891		$2.186		$2.003		$1.574		$3.126		$2.723		$2.204		$1.957		$1.682		$1.317
Accumulation unit value at end of period		$2.183		$1.891		$2.186		$2.003		$1.574		$3.126		$2.723		$2.204		$1.957		$1.682
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.457		$2.660		$2.197		$1.722		$2.628		$2.593		$2.107		$1.943		$1.567		$1.122
Accumulation unit value at end of period		$2.750		$2.457		$2.660		$2.197		$1.722		$2.628		$2.593		$2.107		$1.943		$1.567
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.604		$1.464		$1.122
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.604		$1.464
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.130		$7.352		$6.719		$5.533		$7.740		$7.505		$6.92		$6.744		$6.419		$5.533
Accumulation unit value at end of period		$7.924		$7.130		$7.352		$6.719		$5.533		$7.740		$7.505		$6.92		$6.744		$6.419
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.939		$2.780		$2.651		$2.493		$2.415		$2.317		$2.261		$2.241		$2.195		$2.182
Accumulation unit value at end of period		$2.976		$2.939		$2.780		$2.651		$2.493		$2.415		$2.317		$2.261		$2.241		$2.195
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.063		$4.895		$3.989
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.063		$4.895
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.409		$9.210		$8.212		$5.963		$7.969		$8.025		$7.384		$7.224		$6.533		$5.329
Accumulation unit value at end of period		$10.636		$9.409		$9.210		$8.212		$5.963		$7.969		$8.025		$7.384		$7.224		$6.533
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.762		$13.129		$13.132		$9.998		$19.624		$17.410		$14.055		$12.298		$10.728		$8.536
Accumulation unit value at end of period		$12.773		$10.762		$13.129		$13.132		$9.998		$19.624		$17.41		$14.055		$12.298		$10.728
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.228		$2.267		$2.080		$1.686		$2.695		$2.422		$2.133		$2.126		$1.964		$1.505
Accumulation unit value at end of period		$2.407		$2.228		$2.267		$2.080		$1.686		$2.695		$2.422		$2.133		$2.126		$1.964
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.678		$2.722		$2.766		$2.802		$2.776		$2.688		$2.61		$2.581		$2.6		$2.624
Accumulation unit value at end of period		$2.634		$2.678		$2.722		$2.766		$2.802		$2.776		$2.688		$2.61		$2.581		$2.6
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.876		$1.985		$1.558		$1.127		$2.268		$2.171		$2.096		$1.99		$1.822		$1.393
Accumulation unit value at end of period		$2.110		$1.876		$1.985		$1.558		$1.127		$2.268		$2.171		$2.096		$1.99		$1.822
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.941		$0.806		$0.511		$0.965		$0.858		$0.866		$0.849		$0.846		$0.587
Accumulation unit value at end of period	$	N/A	$	N/A		$0.941		$0.806		$0.511		$0.965		$0.858		$0.866		$0.849		$0.846
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$28.462		$29.691		$26.413		$20.795		$29.655		$26.100		$24.721		$24.151		$23.277		$20.056
Accumulation unit value at end of period		$31.494		$28.462		$29.691		$26.413		$20.795		$29.655		$26.1		$24.721		$24.151		$23.277
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$39.496		$41.186		$35.716		$26.752		$47.307		$40.897		$37.21		$32.344		$28.472		$22.529
Accumulation unit value at end of period		$45.231		$39.496		$41.186		$35.716		$26.752		$47.307		$40.897		$37.21		$32.344		$28.472
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$35.172		$35.407		$31.256		$24.401		$43.254		$43.309		$36.625		$35.165		$32.051		$24.998
Accumulation unit value at end of period		$40.588		$35.172		$35.407		$31.256		$24.401		$43.254		$43.309		$36.625		$35.165		$32.051
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$49.495		$50.208		$41.101		$32.567		$62.661		$50.172		$47.728		$45.855		$45.09		$34.5
Accumulation unit value at end of period		$55.842		$49.495		$50.208		$41.101		$32.567		$62.661		$50.172		$47.728		$45.855		$45.09
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$152.018		$151.433		$133.826		$107.446		$173.364		$167.149		$146.808		$142.356		$130.824		$103.561
Accumulation unit value at end of period		$173.345		$152.018		$151.433		$133.826		$107.446		$173.364		$167.149		$146.808		$142.356		$130.824
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.259		$14.632		$12.328		$10.679		$14.891		$15.557		$13.501		$13.268		$12.151		$10
Accumulation unit value at end of period		$16.806		$15.259		$14.632		$12.328		$10.679		$14.891		$15.557		$13.501		$13.268		$12.151
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$18.990		$20.057		$15.901		$12.514		$18.992		$19.778		$17.185		$16.06		$13.192		$10
Accumulation unit value at end of period		$22.117		$18.990		$20.057		$15.901		$12.514		$18.992		$19.778		$17.185		$16.06		$13.192
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.473		$15.333		$14.052		$11.359		$13.008		$12.486		$11.725		$11.747		$10.876		$10
Accumulation unit value at end of period		$17.162		$15.473		$15.333		$14.052		$11.359		$13.008		$12.486		$11.725		$11.747		$10.876
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.692		$12.208		$11.786		$11.621		$10.980		$10.470		$10.231		$10.156		$9.977		$10
Accumulation unit value at end of period		$12.721		$12.692		$12.208		$11.786		$11.621		$10.980		$10.47		$10.231		$10.156		$9.977

Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.388		$11.558		$10.957		$10.275		$10.2		$10.232		$9.958		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.388		$11.558		$10.957		$10.275		$10.2		$10.232		$9.958
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.632		$20.564		$18.670		$15.390		$21.866		$19.874		$16.416		$14.389		$12.375		$10
Accumulation unit value at end of period		$21.892		$19.632		$20.564		$18.670		$15.390		$21.866		$19.874		$16.416		$14.389		$12.375
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$13.972		$14.352		$13.120		$10.580		$17.102		$16.801		$14.426		$13.263		$11.97		$10
Accumulation unit value at end of period		$15.703		$13.972		$14.352		$13.120		$10.580		$17.102		$16.801		$14.426		$13.263		$11.97
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.847		$32.432		$28.037		$16.512		$35.492		$28.016		$22.232		$17.734		$14.455		$10
Accumulation unit value at end of period		$29.887		$26.847		$32.432		$28.037		$16.512		$35.492		$28.016		$22.232		$17.734		$14.455
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.852		$25.864		$21.794		$12.879		$26.802		$19.629		$14.651		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.478		$20.852		$25.864		$21.794		$12.879		$26.802		$19.629		$14.651	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.077		$6.746		$4.658
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.077		$6.746
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		N/A		—		—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.904		$24.969		$17.766		$16.03		$12.484
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.904		$24.969		$17.766		$16.03
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.920		$13.337		$11.145		$8.238		$14.194	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.392		$11.920		$13.337		$11.145		$8.238		$14.194	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.228	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.274		$6.228	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.466		$5.958		$4.753		$11.913		$15.570		$13.591		$13.044		$12.201		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.466		$5.958		$4.753		$11.913		$15.57		$13.591		$13.044		$12.201
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$14.167		$13.853		$13.373		$10.647		$15.163		$13.781		$13.311		$12.51		$11.823		$10
Accumulation unit value at end of period		$16.849		$14.167		$13.853		$13.373		$10.647		$15.163		$13.781		$13.311		$12.51		$11.823
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$19.258		$20.938		$18.111		$13.997		$25.706		$27.665		$19.719		$17.546		$13.059		$10
Accumulation unit value at end of period		$24.272		$19.258		$20.938		$18.111		$13.997		$25.706		$27.665		$19.719		$17.546		$13.059
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.550		$18.811		$17.988		$15.909		$23.908		$20.145		$16.321		$14.199		$11.682		$10
Accumulation unit value at end of period		$21.964		$21.550		$18.811		$17.988		$15.909		$23.908		$20.145		$16.321		$14.199		$11.682
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.562		$11.555		$10.267		$8.254		$13.362		$12.925		$11.382		$11.076		$10.236	$	N/A
Accumulation unit value at end of period		$13.146		$11.562		$11.555		$10.267		$8.254		$13.362		$12.925		$11.382		$11.076	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$15.246		$17.500		$16.600	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$18.156		$15.246		$17.500		$16.600	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.648		$14.088		$11.981		$8.977		$14.915		$14.739		$13.129		$11.396		$10.089	$	N/A
Accumulation unit value at end of period		$15.591		$13.648		$14.088		$11.981		$8.977		$14.915		$14.739		$13.129		$11.396	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A

JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.729		$14.870		$12.031		$8.550		$15.461		$13.407		$12.234		$11.194		$10.394	$	N/A
Accumulation unit value at end of period		$15.682		$13.729		$14.870		$12.031		$8.550		$15.461		$13.407		$12.234		$11.194	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.802		$13.733		$11.307		$8.987		$14.160		$14.264		$12.422		$11.504		$10.27	$	N/A
Accumulation unit value at end of period		$16.345		$13.802		$13.733		$11.307		$8.987		$14.160		$14.264		$12.422		$11.504	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.538		$18.720		$14.968	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$20.656		$17.538		$18.720		$14.968	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.227		$12.665		$11.335		$8.619		$13.438		$12.368		$10.824		$10.752		$10.047	$	N/A
Accumulation unit value at end of period		$14.150		$12.227		$12.665		$11.335		$8.619		$13.438		$12.368		$10.824		$10.752	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.508		$21.680		$20.158		$16.79		$15.417		$13.24		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.508		$21.680		$20.158		$16.79		$15.417		$13.24
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.975		$18.224		$18.083		$15.731		$14.641		$12.294		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.975		$18.224		$18.083		$15.731		$14.641		$12.294
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.413		$18.552		$19.994		$17.671		$17.368		$13.883		$10.378
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.413		$18.552		$19.994		$17.671		$17.368		$13.883
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$41.243		$41.246		$38.683		$31.235		$37.726		$34.697		$31.853		$29.993		$28.094		$25.039
Accumulation unit value at end of period		$46.098		$41.243		$41.246		$38.683		$31.235		$37.726		$34.697		$31.853		$29.993		$28.094
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$37.783		$38.959		$31.467		$22.086		$39.894		$33.231		$29.731		$26.909		$22.654		$17.044
Accumulation unit value at end of period		$43.595		$37.783		$38.959		$31.467		$22.086		$39.894		$33.231		$29.731		$26.909		$22.654
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$23.592		$25.323		$22.477		$16.757		$28.258		$24.960		$22.779		$22.202		$21.593		$16.662
Accumulation unit value at end of period		$27.522		$23.592		$25.323		$22.477		$16.757		$28.258		$24.96		$22.779		$22.202		$21.593
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$20.088		$21.047		$18.545		$14.182		$19.994		$18.965		$16.753		$15.481		$13.359		$10
Accumulation unit value at end of period		$21.894		$20.088		$21.047		$18.545		$14.182		$19.994		$18.965		$16.753		$15.481		$13.359
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.066		$17.554		$19.007		$15.852		$15.579		$13.412		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.066		$17.554		$19.007		$15.852		$15.579		$13.412
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$26.538		$31.273		$27.443		$20.258		$37.214		$34.509		$29.675		$28.492		$27.642		$22.661
Accumulation unit value at end of period		$31.349		$26.538		$31.273		$27.443		$20.258		$37.214		$34.509		$29.675		$28.492		$27.642
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.465		$12.847		$11.965		$8.437		$15.784		$14.093		$13.303		$12.895		$12.295		$10
Accumulation unit value at end of period		$13.956		$12.465		$12.847		$11.965		$8.437		$15.784		$14.093		$13.303		$12.895		$12.295
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.408		$20.455		$17.971		$13.108		$22.332		$21.401		$18.535		$16.517		$14.124		$10
Accumulation unit value at end of period		$21.902		$18.408		$20.455		$17.971		$13.108		$22.332		$21.401		$18.535		$16.517		$14.124
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.518		$3.669		$3.259		$2.630		$12.479		$12.746		$11.862		$11.82		$11.05		$10
Accumulation unit value at end of period		$3.908		$3.518		$3.669		$3.259		$2.630		$12.479		$12.746		$11.862		$11.82		$11.05
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.258		$13.519		$11.864		$9.423		$15.606		$15.233		$13.492		$12.97		$12.08		$10
Accumulation unit value at end of period		$15.209		$13.258		$13.519		$11.864		$9.423		$15.606		$15.233		$13.492		$12.97		$12.08
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.103		$18.850		$15.571		$11.563		$18.960		$19.546		$17.328		$16.053		$13.693		$10
Accumulation unit value at end of period		$20.955		$18.103		$18.850		$15.571		$11.563		$18.960		$19.546		$17.328		$16.053		$13.693
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$13.193		$13.299		$10.631		$8.170		$16.353		$15.678		$15.517		$14.084		$11.988		$10
Accumulation unit value at end of period		$15.076		$13.193		$13.299		$10.631		$8.170		$16.353		$15.678		$15.517		$14.084		$11.988
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.462		$14.605		$12.935		$11.105		$13.200		$12.249		$11.611		$11.516		$10.796		$10
Accumulation unit value at end of period		$16.097		$14.462		$14.605		$12.935		$11.105		$13.200		$12.249		$11.611		$11.516		$10.796
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.70%

Subaccount	2012		2011		2010		2009		2008		2007		2006	2005	2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$52.873		$53.958		$48.396		$33.352		$62.996		$53.418	$51.664	$46.896		$45.21		$34.017
Accumulation unit value at end of period		$57.116		$52.873		$53.958		$48.396		$33.352		$62.996	$53.418	$51.664		$46.896		$45.21
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$30.907		$34.267		$29.191		$19.569		$47.793		$36.949	$34.116	$31.59		$28.422		$19.557
Accumulation unit value at end of period		$35.315		$30.907		$34.267		$29.191		$19.569		$47.793	$36.949	$34.116		$31.59		$28.422
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$50.071		$52.595		$42.690		$29.837		$56.829		$49.300	$41.774	$36.346		$31.711		$22.656
Accumulation unit value at end of period		$55.386		$50.071		$52.595		$42.690		$29.837		$56.829	$49.3	$41.774		$36.346		$31.711
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$7.010		$6.914		$6.160		$5.305		$8.248		$8.394	$7.291	$7.086		$6.378		$5.015
Accumulation unit value at end of period		$7.909		$7.010		$6.914		$6.160		$5.305		$8.248	$8.394	$7.291		$7.086		$6.378
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$9.905		$9.972		$8.941		$7.586		$10.537		$11.297	$9.683	$9.375		$8.339		$6.577
Accumulation unit value at end of period		$11.159		$9.905		$9.972		$8.941		$7.586		$10.537	$11.297	$9.683		$9.375		$8.339
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$15.850		$19.031		$17.245		$11.567		$26.029		$20.453	$15.696	$12.477		$10.157		$7.23
Accumulation unit value at end of period	$	N/A		$15.850		$19.031		$17.245		$11.567		$26.029	$20.453	$15.696		$12.477		$10.157
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.310		$15.539		$12.448		$9.355		$15.976		$16.027	$15.136	$14.13		$12.581		$10
Accumulation unit value at end of period		$17.965		$15.310		$15.539		$12.448		$9.355		$15.976	$16.027	$15.136		$14.13		$12.581
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$26.759		$26.970		$23.889		$18.164		$28.171		$26.583	$24.756	$24.297		$23.266		$18.778
Accumulation unit value at end of period		$29.462		$26.759		$26.970		$23.889		$18.164		$28.171	$26.583	$24.756		$24.297		$23.266
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.064	$15.641	$15.784		$13.583		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$17.064	$15.641		$15.784		$13.583
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A	—	—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.534		$8.212		$7.821		$7.226		$8.830		$8.620	$8.372	$8.298		$8.008		$7.752
Accumulation unit value at end of period		$9.043		$8.534		$8.212		$7.821		$7.226		$8.830	$8.62	$8.372		$8.298		$8.008
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$21.135		$22.499		$19.606		$15.716		$23.850		$21.545	$20.188	$18.843		$17.747		$14.224
Accumulation unit value at end of period		$24.116		$21.135		$22.499		$19.606		$15.716		$23.850	$21.545	$20.188		$18.843		$17.747
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$10.932		$11.133		$9.897		$7.503		$12.371		$12.414	$11.11	$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.448		$10.932		$11.133		$9.897		$7.503		$12.371	$12.414	$11.11	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.412		$1.350		$1.289		$1.217		$1.534		$1.498	$1.461	$1.453		$1.414		$1.368
Accumulation unit value at end of period		$1.443		$1.412		$1.350		$1.289		$1.217		$1.534	$1.498	$1.461		$1.453		$1.414
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—	—	—		—		—

DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.882		$2.176		$1.995		$1.569		$3.117		$2.716		$2.2		$1.954		$1.68		$1.316
Accumulation unit value at end of period		$2.171		$1.882		$2.176		$1.995		$1.569		$3.117		$2.716		$2.2		$1.954		$1.68
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.445		$2.647		$2.188		$1.715		$2.620		$2.586		$2.103		$1.94		$1.565		$1.121
Accumulation unit value at end of period		$2.735		$2.445		$2.647		$2.188		$1.715		$2.620		$2.586		$2.103		$1.94		$1.565
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.601		$1.462		$1.121
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.601		$1.462
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.614		$7.855		$7.182		$5.917		$8.282		$8.034		$7.411		$7.226		$6.882		$5.935
Accumulation unit value at end of period		$8.458		$7.614		$7.855		$7.182		$5.917		$8.282		$8.034		$7.411		$7.226		$6.882
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.924		$2.767		$2.640		$2.484		$2.407		$2.311		$2.256		$2.237		$2.193		$2.181
Accumulation unit value at end of period		$2.960		$2.924		$2.767		$2.640		$2.484		$2.407		$2.311		$2.256		$2.237		$2.193
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.062		$4.896		$3.993
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.062		$4.896
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$10.708		$13.069		$13.079		$9.962		$19.564		$17.365		$14.026		$12.278		$10.716		$8.531
Accumulation unit value at end of period		$12.703		$10.708		$13.069		$13.079		$9.962		$19.564		$17.365		$14.026		$12.278		$10.716
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$9.610		$9.411		$8.396		$6.100		$8.156		$8.216		$7.564		$7.404		$6.699		$5.467
Accumulation unit value at end of period		$10.858		$9.610		$9.411		$8.396		$6.100		$8.156		$8.216		$7.564		$7.404		$6.699
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.217		$2.256		$2.072		$1.681		$2.687		$2.416		$2.128		$2.123		$1.961		$1.504
Accumulation unit value at end of period		$2.394		$2.217		$2.256		$2.072		$1.681		$2.687		$2.416		$2.128		$2.123		$1.961
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.664		$2.709		$2.755		$2.792		$2.767		$2.681		$2.605		$2.577		$2.597		$2.622
Accumulation unit value at end of period		$2.620		$2.664		$2.709		$2.755		$2.792		$2.767		$2.681		$2.605		$2.577		$2.597
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.867		$1.976		$1.552		$1.123		$2.261		$2.165		$2.092		$1.987		$1.82		$1.392
Accumulation unit value at end of period		$2.099		$1.867		$1.976		$1.552		$1.123		$2.261		$2.165		$2.092		$1.987		$1.82
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.936		$0.803		$0.509		$0.962		$0.856		$0.864		$0.847		$0.845		$0.586
Accumulation unit value at end of period	$	N/A	$	N/A		$0.936		$0.803		$0.509		$0.962		$0.856		$0.864		$0.847		$0.845
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$28.320		$29.557		$26.306		$20.721		$29.564		$26.033		$24.669		$24.112		$23.252		$20.044
Accumulation unit value at end of period		$31.321		$28.320		$29.557		$26.306		$20.721		$29.564		$26.033		$24.669		$24.112		$23.252
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$39.298		$41.000		$35.572		$26.657		$47.162		$40.791		$37.132		$32.292		$28.441		$22.515
Accumulation unit value at end of period		$44.982		$39.298		$41.000		$35.572		$26.657		$47.162		$40.791		$37.132		$32.292		$28.441
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$34.995		$35.247		$31.129		$24.314		$43.121		$43.197		$36.549		$35.109		$32.016		$24.983
Accumulation unit value at end of period		$40.364		$34.995		$35.247		$31.129		$24.314		$43.121		$43.197		$36.549		$35.109		$32.016
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$49.247		$49.981		$40.934		$32.451		$62.469		$50.043		$47.629		$45.781		$45.04		$34.479
Accumulation unit value at end of period		$55.534		$49.247		$49.981		$40.934		$32.451		$62.469		$50.043		$47.629		$45.781		$45.04
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$151.256		$150.748		$133.285		$107.064		$172.833		$166.719		$146.502		$142.129		$130.68		$103.497
Accumulation unit value at end of period		$172.391		$151.256		$150.748		$133.285		$107.064		$172.833		$166.719		$146.502		$142.129		$130.68
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.194		$14.577		$12.288		$10.650		$14.857		$15.529		$13.483		$13.258		$12.147		$10
Accumulation unit value at end of period		$16.726		$15.194		$14.577		$12.288		$10.650		$14.857		$15.529		$13.483		$13.258		$12.147
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$18.910		$19.982		$15.849		$12.480		$18.948		$19.742		$17.162		$16.046		$13.188		$10
Accumulation unit value at end of period		$22.012		$18.910		$19.982		$15.849		$12.480		$18.948		$19.742		$17.162		$16.046		$13.188
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.407		$15.275		$14.006		$11.327		$12.978		$12.463		$11.709		$11.737		$10.872		$10
Accumulation unit value at end of period		$17.081		$15.407		$15.275		$14.006		$11.327		$12.978		$12.463		$11.709		$11.737		$10.872
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.639		$12.162		$11.748		$11.589		$10.955		$10.451		$10.218		$10.147		$9.974		$10
Accumulation unit value at end of period		$12.661		$12.639		$12.162		$11.748		$11.589		$10.955		$10.451		$10.218		$10.147		$9.974
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.351		$11.526		$10.932		$10.256		$10.186		$10.224		$9.955		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.351		$11.526		$10.932		$10.256		$10.186		$10.224		$9.955
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.548		$20.486		$18.609		$15.347		$21.816		$19.838		$16.395		$14.377		$12.371		$10
Accumulation unit value at end of period		$21.788		$19.548		$20.486		$18.609		$15.347		$21.816		$19.838		$16.395		$14.377		$12.371
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$13.913		$14.298		$13.077		$10.551		$17.062		$16.771		$14.407		$13.252		$11.967		$10
Accumulation unit value at end of period		$15.629		$13.913		$14.298		$13.077		$10.551		$17.062		$16.771		$14.407		$13.252		$11.967
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.734		$32.311		$27.945		$16.467		$35.410		$27.966		$22.203		$17.719		$14.45		$10
Accumulation unit value at end of period		$29.746		$26.734		$32.311		$27.945		$16.467		$35.410		$27.966		$22.203		$17.719		$14.45
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.790		$25.800		$21.751		$12.860		$26.775		$19.619		$14.651		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.393		$20.790		$25.800		$21.751		$12.860		$26.775		$19.619		$14.651	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.064		$6.738		$4.655
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.064		$6.738
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.827		$24.917		$17.738		$16.013		$12.476
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.827		$24.917		$17.738		$16.013
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.891		$13.311		$11.129		$8.230		$14.187	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.359		$11.891		$13.311		$11.129		$8.230		$14.187	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.201	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.239		$6.201	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.441		$5.938		$4.739		$11.886		$15.542		$13.573		$13.033		$12.197		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.441		$5.938		$4.739		$11.886		$15.542		$13.573		$13.033		$12.197
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$14.107		$13.801		$13.330		$10.618		$15.128		$13.756		$13.293		$12.5		$11.819		$10
Accumulation unit value at end of period		$16.769		$14.107		$13.801		$13.330		$10.618		$15.128		$13.756		$13.293		$12.5		$11.819
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$19.177		$20.860		$18.052		$13.959		$25.647		$27.615		$19.694		$17.532		$13.055		$10
Accumulation unit value at end of period		$24.157		$19.177		$20.860		$18.052		$13.959		$25.647		$27.615		$19.694		$17.532		$13.055
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.459		$18.740		$17.929		$15.865		$23.853		$20.109		$16.3		$14.188		$11.678		$10
Accumulation unit value at end of period		$21.860		$21.459		$18.740		$17.929		$15.865		$23.853		$20.109		$16.3		$14.188		$11.678
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.517		$11.515		$10.236		$8.234		$13.335		$12.906		$11.371		$11.07		$10.235	$	N/A
Accumulation unit value at end of period		$13.088		$11.517		$11.515		$10.236		$8.234		$13.335		$12.906		$11.371		$11.07	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$15.181		$17.435		$16.546	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$18.070		$15.181		$17.435		$16.546	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A

JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.594		$14.039		$11.945		$8.955		$14.885		$14.718		$13.116		$11.39		$10.087	$	N/A
Accumulation unit value at end of period		$15.523		$13.594		$14.039		$11.945		$8.955		$14.885		$14.718		$13.116		$11.39	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.675		$14.819		$11.996		$8.529		$15.431		$13.387		$12.222		$11.188		$10.392	$	N/A
Accumulation unit value at end of period		$15.612		$13.675		$14.819		$11.996		$8.529		$15.431		$13.387		$12.222		$11.188	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.748		$13.686		$11.274		$8.965		$14.132		$14.243		$12.409		$11.498		$10.268	$	N/A
Accumulation unit value at end of period		$16.272		$13.748		$13.686		$11.274		$8.965		$14.132		$14.243		$12.409		$11.498	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.450		$18.635		$14.908	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$20.542		$17.450		$18.635		$14.908	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.179		$12.621		$11.301		$8.598		$13.411		$12.350		$10.813		$10.746		$10.045	$	N/A
Accumulation unit value at end of period		$14.088		$12.179		$12.621		$11.301		$8.598		$13.411		$12.35		$10.813		$10.746	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.473		$21.630		$20.122		$16.768		$15.405		$13.236		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.473		$21.630		$20.122		$16.768		$15.405		$13.236
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.941		$18.183		$18.051		$15.711		$14.629		$12.29		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.941		$18.183		$18.051		$15.711		$14.629		$12.29
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.369		$18.495		$19.942		$17.634		$17.34		$13.868		$10.372
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.369		$18.495		$19.942		$17.634		$17.34		$13.868
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$41.037		$41.060		$38.526		$31.124		$37.611		$34.607		$31.787		$29.945		$28.063		$25.024
Accumulation unit value at end of period		$45.845		$41.037		$41.060		$38.526		$31.124		$37.611		$34.607		$31.787		$29.945		$28.063
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$37.594		$38.782		$31.340		$22.008		$39.772		$33.146		$29.669		$26.866		$22.629		$17.034
Accumulation unit value at end of period		$43.355		$37.594		$38.782		$31.340		$22.008		$39.772		$33.146		$29.669		$26.866		$22.629
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$23.474		$25.208		$22.386		$16.697		$28.171		$24.895		$22.731		$22.166		$21.57		$16.652
Accumulation unit value at end of period		$27.370		$23.474		$25.208		$22.386		$16.697		$28.171		$24.895		$22.731		$22.166		$21.57
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$20.003		$20.968		$18.484		$14.143		$19.948		$18.931		$16.732		$15.468		$13.355		$10
Accumulation unit value at end of period		$21.791		$20.003		$20.968		$18.484		$14.143		$19.948		$18.931		$16.732		$15.468		$13.355
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.035		$17.514		$18.973		$15.832		$15.566		$13.408		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.035		$17.514		$18.973		$15.832		$15.566		$13.408
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$26.405		$31.131		$27.332		$20.186		$37.100		$34.420		$29.613		$28.447		$27.612		$22.647
Accumulation unit value at end of period		$31.176		$26.405		$31.131		$27.332		$20.186		$37.100		$34.42		$29.613		$28.447		$27.612
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.413		$12.799		$11.926		$8.414		$15.748		$14.068		$13.286		$12.884		$12.291		$10
Accumulation unit value at end of period		$13.890		$12.413		$12.799		$11.926		$8.414		$15.748		$14.068		$13.286		$12.884		$12.291
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.330		$20.379		$17.912		$13.072		$22.281		$21.363		$18.511		$16.504		$14.12		$10
Accumulation unit value at end of period		$21.799		$18.330		$20.379		$17.912		$13.072		$22.281		$21.363		$18.511		$16.504		$14.12
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.503		$3.656		$3.249		$2.623		$12.451		$12.723		$11.846		$11.81		$11.047		$10
Accumulation unit value at end of period		$3.890		$3.503		$3.656		$3.249		$2.623		$12.451		$12.723		$11.846		$11.81		$11.047
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.202		$13.468		$11.826		$9.396		$15.571		$15.206		$13.475		$12.959		$12.076		$10
Accumulation unit value at end of period		$15.137		$13.202		$13.468		$11.826		$9.396		$15.571		$15.206		$13.475		$12.959		$12.076
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.026		$18.779		$15.520		$11.531		$18.916		$19.511		$17.305		$16.04		$13.688		$10
Accumulation unit value at end of period		$20.856		$18.026		$18.779		$15.520		$11.531		$18.916		$19.511		$17.305		$16.04		$13.688
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$13.137		$13.249		$10.596		$8.148		$16.316		$15.650		$15.497		$14.073		$11.984		$10
Accumulation unit value at end of period		$15.005		$13.137		$13.249		$10.596		$8.148		$16.316		$15.65		$15.497		$14.073		$11.984
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.401		$14.551		$12.893		$11.074		$13.170		$12.227		$11.595		$11.507		$10.793		$10
Accumulation unit value at end of period		$16.021		$14.401		$14.551		$12.893		$11.074		$13.170		$12.227		$11.595		$11.507		$10.793
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.70%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$52.873		$53.958		$48.396		$33.352		$62.996		$53.418		$51.664		$46.896		$45.21		$34.017
Accumulation unit value at end of period		$57.116		$52.873		$53.958		$48.396		$33.352		$62.996		$53.418		$51.664		$46.896		$45.21
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$30.907		$34.267		$29.191		$19.569		$47.793		$36.949		$34.116		$31.59		$28.422		$19.557
Accumulation unit value at end of period		$35.315		$30.907		$34.267		$29.191		$19.569		$47.793		$36.949		$34.116		$31.59		$28.422
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$50.071		$52.595		$42.690		$29.837		$56.829		$49.300		$41.774		$36.346		$31.711		$22.656
Accumulation unit value at end of period		$55.386		$50.071		$52.595		$42.690		$29.837		$56.829		$49.300		$41.774		$36.346		$31.711
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$7.010		$6.914		$6.160		$5.305		$8.248		$8.394		$7.291		$7.086		$6.378		$5.015
Accumulation unit value at end of period		$7.909		$7.010		$6.914		$6.160		$5.305		$8.248		$8.394		$7.291		$7.086		$6.378
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$9.905		$9.972		$8.941		$7.586		$10.537		$11.297		$9.683		$9.375		$8.339		$6.577
Accumulation unit value at end of period		$11.159		$9.905		$9.972		$8.941		$7.586		$10.537		$11.297		$9.683		$9.375		$8.339
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$15.850		$19.031		$17.245		$11.567		$26.029		$20.453		$15.696		$12.477		$10.157		$7.23
Accumulation unit value at end of period	$	N/A		$15.850		$19.031		$17.245		$11.567		$26.029		$20.453		$15.696		$12.477		$10.157
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.310		$15.539		$12.448		$9.355		$15.976		$16.027		$15.136		$14.13		$12.581		$10
Accumulation unit value at end of period		$17.965		$15.310		$15.539		$12.448		$9.355		$15.976		$16.027		$15.136		$14.13		$12.581
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$26.759		$26.970		$23.889		$18.164		$28.171		$26.583		$24.756		$24.297		$23.266		$18.778
Accumulation unit value at end of period		$29.462		$26.759		$26.970		$23.889		$18.164		$28.171		$26.583		$24.756		$24.297		$23.266
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.064		$15.641		$15.784		$13.583		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.064		$15.641		$15.784		$13.583
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.534		$8.212		$7.821		$7.226		$8.830		$8.620		$8.372		$8.298		$8.008		$7.752
Accumulation unit value at end of period		$9.043		$8.534		$8.212		$7.821		$7.226		$8.830		$8.62		$8.372		$8.298		$8.008
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$21.135		$22.499		$19.606		$15.716		$23.850		$21.545		$20.188		$18.843		$17.747		$14.224
Accumulation unit value at end of period		$24.116		$21.135		$22.499		$19.606		$15.716		$23.850		$21.545		$20.188		$18.843		$17.747
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$10.932		$11.133		$9.897		$7.503		$12.371		$12.414		$11.11		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.448		$10.932		$11.133		$9.897		$7.503		$12.371		$12.414		$11.11	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.412		$1.350		$1.289		$1.217		$1.534		$1.498		$1.461		$1.453		$1.414		$1.368
Accumulation unit value at end of period		$1.443		$1.412		$1.350		$1.289		$1.217		$1.534		$1.498		$1.461		$1.453		$1.414
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—				—		—		—
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.882		$2.176		$1.995		$1.569		$3.117		$2.716		$2.2		$1.954		$1.68		$1.316
Accumulation unit value at end of period		$2.171		$1.882		$2.176		$1.995		$1.569		$3.117		$2.716		$2.2		$1.954		$1.68
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.445		$2.647		$2.188		$1.715		$2.620		$2.586		$2.103		$1.94		$1.565		$1.121
Accumulation unit value at end of period		$2.735		$2.445		$2.647		$2.188		$1.715		$2.620		$2.586		$2.103		$1.94		$1.565
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—				—		—		—
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.601		$1.462		$1.121
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.601		$1.462
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.094		$7.318		$6.692		$5.513		$7.716		$7.486		$6.905		$6.733		$6.412		$5.529
Accumulation unit value at end of period		$7.880		$7.094		$7.318		$6.692		$5.513		$7.716		$7.486		$6.905		$6.733		$6.412
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.924		$2.767		$2.640		$2.484		$2.407		$2.311		$2.256		$2.237		$2.193		$2.181
Accumulation unit value at end of period		$2.960		$2.924		$2.767		$2.640		$2.484		$2.407		$2.311		$2.256		$2.237		$2.193
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—				—		—		—
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.055		$4.889		$3.987
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.055		$4.889
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.361		$9.168		$8.179		$5.942		$7.945		$8.004		$7.368		$7.213		$6.526		$5.325
Accumulation unit value at end of period		$10.577		$9.361		$9.168		$8.179		$5.942		$7.945		$8.004		$7.368		$7.213		$6.526
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—				—		—		—
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.708		$13.069		$13.079		$9.962		$19.564		$17.365		$14.026		$12.278		$10.716		$8.531
Accumulation unit value at end of period		$12.703		$10.708		$13.069		$13.079		$9.962		$19.564		$17.365		$14.026		$12.278		$10.716
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.217		$2.256		$2.072		$1.681		$2.687		$2.416		$2.128		$2.123		$1.961		$1.504
Accumulation unit value at end of period		$2.394		$2.217		$2.256		$2.072		$1.681		$2.687		$2.416		$2.128		$2.123		$1.961
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.664		$2.709		$2.755		$2.792		$2.767		$2.681		$2.605		$2.577		$2.597		$2.622
Accumulation unit value at end of period		$2.620		$2.664		$2.709		$2.755		$2.792		$2.767		$2.681		$2.605		$2.577		$2.597
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.867		$1.976		$1.552		$1.123		$2.261		$2.165		$2.092		$1.987		$1.82		$1.392
Accumulation unit value at end of period		$2.099		$1.867		$1.976		$1.552		$1.123		$2.261		$2.165		$2.092		$1.987		$1.82
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.936		$0.803		$0.509		$0.962		$0.856		$0.864		$0.847		$0.845		$0.586
Accumulation unit value at end of period	$	N/A	$	N/A		$0.936		$0.803		$0.509		$0.962		$0.856		$0.864		$0.847		$0.845
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$28.320		$29.557		$26.306		$20.721		$29.564		$26.033		$24.669		$24.112		$23.252		$20.044
Accumulation unit value at end of period		$31.321		$28.320		$29.557		$26.306		$20.721		$29.564		$26.033		$24.669		$24.112		$23.252
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$39.298		$41.000		$35.572		$26.657		$47.162		$40.791		$37.132		$32.292		$28.441		$22.515
Accumulation unit value at end of period		$44.982		$39.298		$41.000		$35.572		$26.657		$47.162		$40.791		$37.132		$32.292		$28.441
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$34.995		$35.247		$31.129		$24.314		$43.121		$43.197		$36.549		$35.109		$32.016		$24.983
Accumulation unit value at end of period		$40.364		$34.995		$35.247		$31.129		$24.314		$43.121		$43.197		$36.549		$35.109		$32.016
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$49.247		$49.981		$40.934		$32.451		$62.469		$50.043		$47.629		$45.781		$45.04		$34.479
Accumulation unit value at end of period		$55.534		$49.247		$49.981		$40.934		$32.451		$62.469		$50.043		$47.629		$45.781		$45.04
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$151.256		$150.748		$133.285		$107.064		$172.833		$166.719		$146.502		$142.129		$130.68		$103.497
Accumulation unit value at end of period		$172.391		$151.256		$150.748		$133.285		$107.064		$172.833		$166.719		$146.502		$142.129		$130.68
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.194		$14.577		$12.288		$10.650		$14.857		$15.529		$13.483		$13.258		$12.147		$10
Accumulation unit value at end of period		$16.726		$15.194		$14.577		$12.288		$10.650		$14.857		$15.529		$13.483		$13.258		$12.147
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$18.910		$19.982		$15.849		$12.480		$18.948		$19.742		$17.162		$16.046		$13.188		$10
Accumulation unit value at end of period		$22.012		$18.910		$19.982		$15.849		$12.480		$18.948		$19.742		$17.162		$16.046		$13.188
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.407		$15.275		$14.006		$11.327		$12.978		$12.463		$11.709		$11.737		$10.872		$10
Accumulation unit value at end of period		$17.081		$15.407		$15.275		$14.006		$11.327		$12.978		$12.463		$11.709		$11.737		$10.872
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.639		$12.162		$11.748		$11.589		$10.955		$10.451		$10.218		$10.147		$9.974		$10
Accumulation unit value at end of period		$12.661		$12.639		$12.162		$11.748		$11.589		$10.955		$10.451		$10.218		$10.147		$9.974
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.351		$11.526		$10.932		$10.256		$10.186		$10.224		$9.955		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.351		$11.526		$10.932		$10.256		$10.186		$10.224		$9.955
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.548		$20.486		$18.609		$15.347		$21.816		$19.838		$16.395		$14.377		$12.371		$10
Accumulation unit value at end of period		$21.788		$19.548		$20.486		$18.609		$15.347		$21.816		$19.838		$16.395		$14.377		$12.371
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$13.913		$14.298		$13.077		$10.551		$17.062		$16.771		$14.407		$13.252		$11.967		$10
Accumulation unit value at end of period		$15.629		$13.913		$14.298		$13.077		$10.551		$17.062		$16.771		$14.407		$13.252		$11.967
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.734		$32.311		$27.945		$16.467		$35.410		$27.966		$22.203		$17.719		$14.45		$10
Accumulation unit value at end of period		$29.746		$26.734		$32.311		$27.945		$16.467		$35.410		$27.966		$22.203		$17.719		$14.45
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.790		$25.800		$21.751		$12.860		$26.775		$19.619		$14.651		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.393		$20.790		$25.800		$21.751		$12.860		$26.775		$19.619		$14.651	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.064		$6.738		$4.655
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.064		$6.738
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.827		$24.917		$17.738		$16.013		$12.476
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.827		$24.917		$17.738		$16.013
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.891		$13.311		$11.129		$8.230		$14.187	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.359		$11.891		$13.311		$11.129		$8.230		$14.187	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.201	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.239		$6.201	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.441		$5.938		$4.739		$11.886		$15.542		$13.573		$13.033		$12.197		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.441		$5.938		$4.739		$11.886		$15.542		$13.573		$13.033		$12.197
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$14.107		$13.801		$13.330		$10.618		$15.128		$13.756		$13.293		$12.5		$11.819		$10
Accumulation unit value at end of period		$16.769		$14.107		$13.801		$13.330		$10.618		$15.128		$13.756		$13.293		$12.5		$11.819
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$19.177		$20.860		$18.052		$13.959		$25.647		$27.615		$19.694		$17.532		$13.055		$10
Accumulation unit value at end of period		$24.157		$19.177		$20.860		$18.052		$13.959		$25.647		$27.615		$19.694		$17.532		$13.055
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.459		$18.740		$17.929		$15.865		$23.853		$20.109		$16.3		$14.188		$11.678		$10
Accumulation unit value at end of period		$21.860		$21.459		$18.740		$17.929		$15.865		$23.853		$20.109		$16.3		$14.188		$11.678
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.517		$11.515		$10.236		$8.234		$13.335		$12.906		$11.371		$11.07		$10.235	$	N/A
Accumulation unit value at end of period		$13.088		$11.517		$11.515		$10.236		$8.234		$13.335		$12.906		$11.371		$11.07	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$15.181		$17.435		$16.546	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$18.070		$15.181		$17.435		$16.546	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.594		$14.039		$11.945		$8.955		$14.885		$14.718		$13.116		$11.39		$10.087	$	N/A
Accumulation unit value at end of period		$15.523		$13.594		$14.039		$11.945		$8.955		$14.885		$14.718		$13.116		$11.39	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.675		$14.819		$11.996		$8.529		$15.431		$13.387		$12.222		$11.188		$10.392	$	N/A
Accumulation unit value at end of period		$15.612		$13.675		$14.819		$11.996		$8.529		$15.431		$13.387		$12.222		$11.188	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.748		$13.686		$11.274		$8.965		$14.132		$14.243		$12.409		$11.498		$10.268	$	N/A
Accumulation unit value at end of period		$16.272		$13.748		$13.686		$11.274		$8.965		$14.132		$14.243		$12.409		$11.498	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.450		$18.635		$14.908	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$20.542		$17.450		$18.635		$14.908	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.179		$12.621		$11.301		$8.598		$13.411		$12.350		$10.813		$10.746		$10.045	$	N/A
Accumulation unit value at end of period		$14.088		$12.179		$12.621		$11.301		$8.598		$13.411		$12.35		$10.813		$10.746	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.473		$21.630		$20.122		$16.768		$15.405		$13.236		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.473		$21.630		$20.122		$16.768		$15.405		$13.236
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.941		$18.183		$18.051		$15.711		$14.629		$12.29		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.941		$18.183		$18.051		$15.711		$14.629		$12.29
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.369		$18.495		$19.942		$17.634		$17.34		$13.868		$10.372
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.369		$18.495		$19.942		$17.634		$17.34		$13.868
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$41.037		$41.060		$38.526		$31.124		$37.611		$34.607		$31.787		$29.945		$28.063		$25.024
Accumulation unit value at end of period		$45.845		$41.037		$41.060		$38.526		$31.124		$37.611		$34.607		$31.787		$29.945		$28.063
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$37.594		$38.782		$31.340		$22.008		$39.772		$33.146		$29.669		$26.866		$22.629		$17.034
Accumulation unit value at end of period		$43.355		$37.594		$38.782		$31.340		$22.008		$39.772		$33.146		$29.669		$26.866		$22.629
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$23.474		$25.208		$22.386		$16.697		$28.171		$24.895		$22.731		$22.166		$21.57		$16.652
Accumulation unit value at end of period		$27.370		$23.474		$25.208		$22.386		$16.697		$28.171		$24.895		$22.731		$22.166		$21.57
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$20.003		$20.968		$18.484		$14.143		$19.948		$18.931		$16.732		$15.468		$13.355		$10
Accumulation unit value at end of period		$21.791		$20.003		$20.968		$18.484		$14.143		$19.948		$18.931		$16.732		$15.468		$13.355
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.035		$17.514		$18.973		$15.832		$15.566		$13.408		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.035		$17.514		$18.973		$15.832		$15.566		$13.408
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$26.405		$31.131		$27.332		$20.186		$37.100		$34.420		$29.613		$28.447		$27.612		$22.647
Accumulation unit value at end of period		$31.176		$26.405		$31.131		$27.332		$20.186		$37.100		$34.42		$29.613		$28.447		$27.612
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.413		$12.799		$11.926		$8.414		$15.748		$14.068		$13.286		$12.884		$12.291		$10
Accumulation unit value at end of period		$13.890		$12.413		$12.799		$11.926		$8.414		$15.748		$14.068		$13.286		$12.884		$12.291
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.330		$20.379		$17.912		$13.072		$22.281		$21.363		$18.511		$16.504		$14.12		$10
Accumulation unit value at end of period		$21.799		$18.330		$20.379		$17.912		$13.072		$22.281		$21.363		$18.511		$16.504		$14.12
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.503		$3.656		$3.249		$2.623		$12.451		$12.723		$11.846		$11.81		$11.047		$10
Accumulation unit value at end of period		$3.890		$3.503		$3.656		$3.249		$2.623		$12.451		$12.723		$11.846		$11.81		$11.047
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.202		$13.468		$11.826		$9.396		$15.571		$15.206		$13.475		$12.959		$12.076		$10
Accumulation unit value at end of period		$15.137		$13.202		$13.468		$11.826		$9.396		$15.571		$15.206		$13.475		$12.959		$12.076
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.026		$18.779		$15.520		$11.531		$18.916		$19.511		$17.305		$16.04		$13.688		$10
Accumulation unit value at end of period		$20.856		$18.026		$18.779		$15.520		$11.531		$18.916		$19.511		$17.305		$16.04		$13.688
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$13.137		$13.249		$10.596		$8.148		$16.316		$15.650		$15.497		$14.073		$11.984		$10
Accumulation unit value at end of period		$15.005		$13.137		$13.249		$10.596		$8.148		$16.316		$15.65		$15.497		$14.073		$11.984
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.401		$14.551		$12.893		$11.074		$13.170		$12.227		$11.595		$11.507		$10.793		$10
Accumulation unit value at end of period		$16.021		$14.401		$14.551		$12.893		$11.074		$13.170		$12.227		$11.595		$11.507		$10.793
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.75%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$52.607		$53.712		$48.199		$33.233		$62.802		$53.280		$51.555		$46.821		$45.16		$33.996
Accumulation unit value at end of period		$56.800		$52.607		$53.712		$48.199		$33.233		$62.802		$53.28		$51.555		$46.821		$45.16
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		1		—		2		2		1
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$30.751		$34.111		$29.072		$19.499		$47.646		$36.853		$34.044		$31.54		$28.39		$19.545
Accumulation unit value at end of period		$35.119		$30.751		$34.111		$29.072		$19.499		$47.646		$36.853		$34.044		$31.54		$28.39
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		2		4		4		4		3
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$49.819		$52.355		$42.517		$29.731		$56.654		$49.173		$41.687		$36.288		$31.676		$22.642
Accumulation unit value at end of period		$55.080		$49.819		$52.355		$42.517		$29.731		$56.654		$49.173		$41.687		$36.288		$31.676
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		—		—		1		1		1		1
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$6.975		$6.882		$6.135		$5.286		$8.222		$8.372		$7.275		$7.075		$6.371		$5.011
Accumulation unit value at end of period		$7.865		$6.975		$6.882		$6.135		$5.286		$8.222		$8.372		$7.275		$7.075		$6.371
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		3		4		1		4		8
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$9.855		$9.927		$8.905		$7.559		$10.504		$11.268		$9.663		$9.36		$8.33		$6.573
Accumulation unit value at end of period		$11.097		$9.855		$9.927		$8.905		$7.559		$10.504		$11.268		$9.663		$9.36		$8.33
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		2		2		2		2		2		3		3		2
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$15.772		$18.944		$17.175		$11.526		$25.949		$20.400		$15.663		$12.457		$10.146		$7.225
Accumulation unit value at end of period	$	N/A		$15.772		$18.944		$17.175		$11.526		$25.949		$20.4		$15.663		$12.457		$10.146
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		0		1		—		—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.244		$15.480		$12.407		$9.329		$15.939		$15.998		$15.117		$14.119		$12.577		$10
Accumulation unit value at end of period		$17.879		$15.244		$15.480		$12.407		$9.329		$15.939		$15.998		$15.117		$14.119		$12.577
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$26.624		$26.847		$23.792		$18.099		$28.084		$26.514		$24.704		$24.258		$23.24		$18.766
Accumulation unit value at end of period		$29.299		$26.624		$26.847		$23.792		$18.099		$28.084		$26.514		$24.704		$24.258		$23.24
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		1		—		0		0		0
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.033		$15.62		$15.771		$13.578		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.033		$15.62		$15.771		$13.578
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.491		$8.175		$7.789		$7.200		$8.802		$8.598		$8.354		$8.284		$7.999		$7.747
Accumulation unit value at end of period		$8.993		$8.491		$8.175		$7.789		$7.200		$8.802		$8.598		$8.354		$8.284		$7.999
Number of accumulation units outstanding at end of period (000’s omitted)		3		2		2		2		1		0		—		1		1		1
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$21.028		$22.397		$19.526		$15.660		$23.777		$21.489		$20.146		$18.813		$17.727		$14.215
Accumulation unit value at end of period		$23.983		$21.028		$22.397		$19.526		$15.660		$23.777		$21.489		$20.146		$18.813		$17.727
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		0		0		0		0		0
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$10.896		$11.102		$9.875		$7.490		$12.354		$12.403		$11.106		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.401		$10.896		$11.102		$9.875		$7.490		$12.354		$12.403		$11.106	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.405		$1.344		$1.284		$1.212		$1.529		$1.494		$1.458		$1.451		$1.412		$1.367
Accumulation unit value at end of period		$1.435		$1.405		$1.344		$1.284		$1.212		$1.529		$1.494		$1.458		$1.451		$1.412
Number of accumulation units outstanding at end of period (000’s omitted)		0		7		6		6		6		42		54		41		41		1
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.872		$2.167		$1.987		$1.563		$3.107		$2.709		$2.195		$1.95		$1.678		$1.315
Accumulation unit value at end of period		$2.159		$1.872		$2.167		$1.987		$1.563		$3.107		$2.709		$2.195		$1.95		$1.678
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		4		7		7		7		7
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.433		$2.636		$2.179		$1.709		$2.612		$2.579		$2.098		$1.937		$1.564		$1.12
Accumulation unit value at end of period		$2.720		$2.433		$2.636		$2.179		$1.709		$2.612		$2.579		$2.098		$1.937		$1.564
Number of accumulation units outstanding at end of period (000’s omitted)		3		3		2		2		2		10		15		21		16		9
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.598		$1.461		$1.12
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.598		$1.461
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.575		$7.819		$7.153		$5.896		$8.256		$8.013		$7.396		$7.215		$6.875		$5.931
Accumulation unit value at end of period		$8.411		$7.575		$7.819		$7.153		$5.896		$8.256		$8.013		$7.396		$7.215		$6.875
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		1		4		—		0		—		0
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.910		$2.755		$2.629		$2.475		$2.400		$2.305		$2.252		$2.233		$2.19		$2.18
Accumulation unit value at end of period		$2.943		$2.910		$2.755		$2.629		$2.475		$2.400		$2.305		$2.252		$2.233		$2.19
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		25		40		40		40		158
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.054		$4.891		$3.99
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.054		$4.891
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		0		0
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.561		$9.369		$8.362		$6.078		$8.131		$8.195		$7.548		$7.392		$6.691		$5.463
Accumulation unit value at end of period		$10.798		$9.561		$9.369		$8.362		$6.078		$8.131		$8.195		$7.548		$7.392		$6.691
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		1		0		0		0		0
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.654		$13.010		$13.026		$9.926		$19.504		$17.321		$13.996		$12.259		$10.704		$8.525
Accumulation unit value at end of period		$12.633		$10.654		$13.010		$13.026		$9.926		$19.504		$17.321		$13.996		$12.259		$10.704
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		1		1		2		1

DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.206		$2.246		$2.063		$1.675		$2.679		$2.409		$2.124		$2.119		$1.959		$1.503
Accumulation unit value at end of period		$2.380		$2.206		$2.246		$2.063		$1.675		$2.679		$2.409		$2.124		$2.119		$1.959
Number of accumulation units outstanding at end of period (000’s omitted)		5		5		8		8		7		23		32		34		32		20
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.651		$2.697		$2.744		$2.783		$2.759		$2.674		$2.599		$2.573		$2.594		$2.621
Accumulation unit value at end of period		$2.605		$2.651		$2.697		$2.744		$2.783		$2.759		$2.674		$2.599		$2.573		$2.594
Number of accumulation units outstanding at end of period (000’s omitted)		3		3		5		5		5		7		7		1		1		1
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.857		$1.967		$1.546		$1.119		$2.254		$2.160		$2.088		$1.984		$1.818		$1.392
Accumulation unit value at end of period		$2.087		$1.857		$1.967		$1.546		$1.119		$2.254		$2.16		$2.088		$1.984		$1.818
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		6		6		5		6		7		6		6		3
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.932		$0.799		$0.507		$0.959		$0.854		$0.862		$0.846		$0.844		$0.586
Accumulation unit value at end of period	$	N/A	$	N/A		$0.932		$0.799		$0.507		$0.959		$0.854		$0.862		$0.846		$0.844
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		0		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$28.177		$29.422		$26.200		$20.647		$29.473		$25.966		$24.618		$24.074		$23.226		$20.031
Accumulation unit value at end of period		$31.148		$28.177		$29.422		$26.200		$20.647		$29.473		$25.966		$24.618		$24.074		$23.226
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		0		0		0		0		0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$39.100		$40.813		$35.427		$26.562		$47.017		$40.686		$37.055		$32.24		$28.409		$22.501
Accumulation unit value at end of period		$44.734		$39.100		$40.813		$35.427		$26.562		$47.017		$40.686		$37.055		$32.24		$28.409
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		2		1		1		1		0
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$34.819		$35.086		$31.003		$24.227		$42.989		$43.086		$36.472		$35.053		$31.98		$24.967
Accumulation unit value at end of period		$40.141		$34.819		$35.086		$31.003		$24.227		$42.989		$43.086		$36.472		$35.053		$31.98
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		1		2		3		3		3
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$48.999		$49.754		$40.768		$32.335		$62.277		$49.914		$47.529		$45.708		$44.99		$34.458
Accumulation unit value at end of period		$55.228		$48.999		$49.754		$40.768		$32.335		$62.277		$49.914		$47.529		$45.708		$44.99
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		1		0		0		1		0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$150.494		$150.062		$132.744		$106.683		$172.302		$166.288		$146.195		$141.901		$130.535		$103.433
Accumulation unit value at end of period		$171.438		$150.494		$150.062		$132.744		$106.683		$172.302		$166.288		$146.195		$141.901		$130.535
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		0		0		0		0		0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.129		$14.522		$12.248		$10.620		$14.823		$15.501		$13.466		$13.247		$12.143		$10
Accumulation unit value at end of period		$16.647		$15.129		$14.522		$12.248		$10.620		$14.823		$15.501		$13.466		$13.247		$12.143
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$18.829		$19.907		$15.797		$12.445		$18.905		$19.706		$17.14		$16.033		$13.184		$10
Accumulation unit value at end of period		$21.907		$18.829		$19.907		$15.797		$12.445		$18.905		$19.706		$17.14		$16.033		$13.184
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.342		$15.218		$13.960		$11.296		$12.949		$12.441		$11.694		$11.727		$10.868		$10
Accumulation unit value at end of period		$17.000		$15.342		$15.218		$13.960		$11.296		$12.949		$12.441		$11.694		$11.727		$10.868
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.585		$12.116		$11.710		$11.557		$10.930		$10.432		$10.205		$10.139		$9.97		$10
Accumulation unit value at end of period		$12.601		$12.585		$12.116		$11.710		$11.557		$10.930		$10.432		$10.205		$10.139		$9.97
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		2
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.314		$11.494		$10.907		$10.238		$10.173		$10.216		$9.951		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.314		$11.494		$10.907		$10.238		$10.173		$10.216		$9.951
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		0		0		1		2		—		—		2
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.465		$20.409		$18.548		$15.304		$21.766		$19.803		$16.373		$14.365		$12.367		$10
Accumulation unit value at end of period		$21.685		$19.465		$20.409		$18.548		$15.304		$21.766		$19.803		$16.373		$14.365		$12.367
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		1		—		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$13.854		$14.244		$13.034		$10.522		$17.023		$16.740		$14.388		$13.241		$11.963		$10
Accumulation unit value at end of period		$15.555		$13.854		$14.244		$13.034		$10.522		$17.023		$16.74		$14.388		$13.241		$11.963
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.620		$32.189		$27.853		$16.421		$35.329		$27.915		$22.174		$17.705		$14.445		$10
Accumulation unit value at end of period		$29.604		$26.620		$32.189		$27.853		$16.421		$35.329		$27.915		$22.174		$17.705		$14.445
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.728		$25.736		$21.707		$12.840		$26.747		$19.608		$14.65		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.308		$20.728		$25.736		$21.707		$12.840		$26.747		$19.608		$14.65	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.051		$6.731		$4.652
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.051		$6.731
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.750		$24.865		$17.71		$15.995		$12.468
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.75		$24.865		$17.71		$15.995
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		0		—		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.862		$13.285		$11.112		$8.222		$14.181	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.326		$11.862		$13.285		$11.112		$8.222		$14.181	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.175	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.205		$6.175	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.417		$5.919		$4.726		$11.858		$15.514		$13.555		$13.023		$12.193		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.417		$5.919		$4.726		$11.858		$15.514		$13.555		$13.023		$12.193
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$14.046		$13.749		$13.286		$10.588		$15.093		$13.731		$13.276		$12.49		$11.815		$10
Accumulation unit value at end of period		$16.689		$14.046		$13.749		$13.286		$10.588		$15.093		$13.731		$13.276		$12.49		$11.815
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$19.095		$20.781		$17.993		$13.920		$25.588		$27.566		$19.668		$17.517		$13.051		$10
Accumulation unit value at end of period		$24.043		$19.095		$20.781		$17.993		$13.920		$25.588		$27.566		$19.668		$17.517		$13.051
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		0		1		—		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.367		$18.670		$17.870		$15.821		$23.798		$20.073		$16.279		$14.176		$11.675		$10
Accumulation unit value at end of period		$21.756		$21.367		$18.670		$17.870		$15.821		$23.798		$20.073		$16.279		$14.176		$11.675
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.471		$11.476		$10.206		$8.213		$13.309		$12.886		$11.36		$11.065		$10.233	$	N/A
Accumulation unit value at end of period		$13.030		$11.471		$11.476		$10.206		$8.213		$13.309		$12.886		$11.36		$11.065	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$15.116		$17.369		$16.492	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$17.985		$15.116		$17.369		$16.492	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		1		0		0		0		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.541		$13.990		$11.910		$8.933		$14.856		$14.696		$13.102		$11.385		$10.085	$	N/A
Accumulation unit value at end of period		$15.454		$13.541		$13.990		$11.910		$8.933		$14.856		$14.696		$13.102		$11.385	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.621		$14.768		$11.960		$8.508		$15.400		$13.367		$12.209		$11.182		$10.39	$	N/A
Accumulation unit value at end of period		$15.543		$13.621		$14.768		$11.960		$8.508		$15.400		$13.367		$12.209		$11.182	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		—		N/A

JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.694		$13.638		$11.240		$8.942		$14.104		$14.222		$12.397		$11.492		$10.266	$	N/A
Accumulation unit value at end of period		$16.200		$13.694		$13.638		$11.240		$8.942		$14.104		$14.222		$12.397		$11.492	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		1		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.362		$18.551		$14.847	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$20.429		$17.362		$18.551		$14.847	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.131		$12.578		$11.268		$8.576		$13.384		$12.331		$10.802		$10.741		$10.044	$	N/A
Accumulation unit value at end of period		$14.025		$12.131		$12.578		$11.268		$8.576		$13.384		$12.331		$10.802		$10.741	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		2		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.438		$21.580		$20.086		$16.746		$15.392		$13.231		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.438		$21.580		$20.086		$16.746		$15.392		$13.231
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		0		0		1		—		—		3		3
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.908		$18.141		$18.018		$15.69		$14.617		$12.286		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.908		$18.141		$18.018		$15.69		$14.617		$12.286
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		1		1		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.325		$18.438		$19.891		$17.597		$17.313		$13.853		$10.365
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.325		$18.438		$19.891		$17.597		$17.313		$13.853
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		0		0		0		0		1		1		2
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$40.830		$40.873		$38.370		$31.013		$37.495		$34.518		$31.72		$29.897		$28.031		$25.008
Accumulation unit value at end of period		$45.591		$40.830		$40.873		$38.370		$31.013		$37.495		$34.518		$31.72		$29.897		$28.031
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		—		—		—		—		0		1		1		0
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$37.404		$38.606		$31.213		$21.929		$39.649		$33.060		$29.607		$26.823		$22.604		$17.023
Accumulation unit value at end of period		$43.116		$37.404		$38.606		$31.213		$21.929		$39.649		$33.06		$29.607		$26.823		$22.604
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		—		1		1		1		1
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$23.355		$25.094		$22.296		$16.638		$28.084		$24.831		$22.683		$22.131		$21.546		$16.642
Accumulation unit value at end of period		$27.219		$23.355		$25.094		$22.296		$16.638		$28.084		$24.831		$22.683		$22.131		$21.546
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		1		1		1		3
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$19.918		$20.889		$18.423		$14.103		$19.902		$18.897		$16.71		$15.455		$13.35		$10
Accumulation unit value at end of period		$21.687		$19.918		$20.889		$18.423		$14.103		$19.902		$18.897		$16.71		$15.455		$13.35
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		1		0		0		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.004		$17.473		$18.938		$15.811		$15.554		$13.403		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.004		$17.473		$18.938		$15.811		$15.554		$13.403
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		1		0		0		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$26.272		$30.990		$27.221		$20.114		$36.986		$34.331		$29.551		$28.401		$27.581		$22.633
Accumulation unit value at end of period		$31.004		$26.272		$30.990		$27.221		$20.114		$36.986		$34.331		$29.551		$28.401		$27.581
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—				0		0		0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.360		$12.751		$11.887		$8.390		$15.712		$14.042		$13.268		$12.874		$12.287		$10
Accumulation unit value at end of period		$13.824		$12.360		$12.751		$11.887		$8.390		$15.712		$14.042		$13.268		$12.874		$12.287
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.252		$20.302		$17.853		$13.036		$22.230		$21.324		$18.486		$16.49		$14.115		$10
Accumulation unit value at end of period		$21.695		$18.252		$20.302		$17.853		$13.036		$22.230		$21.324		$18.486		$16.49		$14.115
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		4		1		1		1		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.488		$3.642		$3.238		$2.616		$12.422		$12.700		$11.83		$11.8		$11.043		$10
Accumulation unit value at end of period		$3.871		$3.488		$3.642		$3.238		$2.616		$12.422		$12.7		$11.83		$11.8		$11.043
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.146		$13.418		$11.787		$9.370		$15.535		$15.178		$13.457		$12.949		$12.072		$10
Accumulation unit value at end of period		$15.065		$13.146		$13.418		$11.787		$9.370		$15.535		$15.178		$13.457		$12.949		$12.072
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		3		3		3		3		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$17.949		$18.709		$15.469		$11.499		$18.873		$19.476		$17.283		$16.027		$13.684		$10
Accumulation unit value at end of period		$20.757		$17.949		$18.709		$15.469		$11.499		$18.873		$19.476		$17.283		$16.027		$13.684
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		1		—		—		0		0
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$13.081		$13.199		$10.561		$8.125		$16.278		$15.622		$15.476		$14.061		$11.98		$10
Accumulation unit value at end of period		$14.933		$13.081		$13.199		$10.561		$8.125		$16.278		$15.622		$15.476		$14.061		$11.98
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.340		$14.496		$12.851		$11.043		$13.140		$12.205		$11.58		$11.497		$10.789		$10
Accumulation unit value at end of period		$15.945		$14.340		$14.496		$12.851		$11.043		$13.140		$12.205		$11.58		$11.497		$10.789
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		5		5		9		11		—		—		1		—

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.75%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$52.607		$53.712		$48.199		$33.233		$62.802		$53.280		$51.555		$46.821		$45.16		$33.996
Accumulation unit value at end of period		$56.800		$52.607		$53.712		$48.199		$33.233		$62.802		$53.28		$51.555		$46.821		$45.16
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$30.751		$34.111		$29.072		$19.499		$47.646		$36.853		$34.044		$31.54		$28.39		$19.545
Accumulation unit value at end of period		$35.119		$30.751		$34.111		$29.072		$19.499		$47.646		$36.853		$34.044		$31.54		$28.39
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$49.819		$52.355		$42.517		$29.731		$56.654		$49.173		$41.687		$36.288		$31.676		$22.642
Accumulation unit value at end of period		$55.080		$49.819		$52.355		$42.517		$29.731		$56.654		$49.173		$41.687		$36.288		$31.676
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$6.975		$6.882		$6.135		$5.286		$8.222		$8.372		$7.275		$7.075		$6.371		$5.011
Accumulation unit value at end of period		$7.865		$6.975		$6.882		$6.135		$5.286		$8.222		$8.372		$7.275		$7.075		$6.371
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$9.855		$9.927		$8.905		$7.559		$10.504		$11.268		$9.663		$9.36		$8.33		$6.573
Accumulation unit value at end of period		$11.097		$9.855		$9.927		$8.905		$7.559		$10.504		$11.268		$9.663		$9.36		$8.33
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$15.772		$18.944		$17.175		$11.526		$25.949		$20.400		$15.663		$12.457		$10.146		$7.225
Accumulation unit value at end of period	$	N/A		$15.772		$18.944		$17.175		$11.526		$25.949		$20.4		$15.663		$12.457		$10.146
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.244		$15.480		$12.407		$9.329		$15.939		$15.998		$15.117		$14.119		$12.577		$10
Accumulation unit value at end of period		$17.879		$15.244		$15.480		$12.407		$9.329		$15.939		$15.998		$15.117		$14.119		$12.577
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$26.624		$26.847		$23.792		$18.099		$28.084		$26.514		$24.704		$24.258		$23.24		$18.766
Accumulation unit value at end of period		$29.299		$26.624		$26.847		$23.792		$18.099		$28.084		$26.514		$24.704		$24.258		$23.24
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.033		$15.62		$15.771		$13.578		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$17.033		$15.62		$15.771		$13.578
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.491		$8.175		$7.789		$7.200		$8.802		$8.598		$8.354		$8.284		$7.999		$7.747
Accumulation unit value at end of period		$8.993		$8.491		$8.175		$7.789		$7.200		$8.802		$8.598		$8.354		$8.284		$7.999
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$21.028		$22.397		$19.526		$15.660		$23.777		$21.489		$20.146		$18.813		$17.727		$14.215
Accumulation unit value at end of period		$23.983		$21.028		$22.397		$19.526		$15.660		$23.777		$21.489		$20.146		$18.813		$17.727
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$10.896		$11.102		$9.875		$7.490		$12.354		$12.403		$11.106		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.401		$10.896		$11.102		$9.875		$7.490		$12.354		$12.403		$11.106	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.405		$1.344		$1.284		$1.212		$1.529		$1.494		$1.458		$1.451		$1.412		$1.367
Accumulation unit value at end of period		$1.435		$1.405		$1.344		$1.284		$1.212		$1.529		$1.494		$1.458		$1.451		$1.412
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.872		$2.167		$1.987		$1.563		$3.107		$2.709		$2.195		$1.95		$1.678		$1.315
Accumulation unit value at end of period		$2.159		$1.872		$2.167		$1.987		$1.563		$3.107		$2.709		$2.195		$1.95		$1.678
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.433		$2.636		$2.179		$1.709		$2.612		$2.579		$2.098		$1.937		$1.564		$1.12
Accumulation unit value at end of period		$2.720		$2.433		$2.636		$2.179		$1.709		$2.612		$2.579		$2.098		$1.937		$1.564
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		5		5		4		3
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.598		$1.461		$1.12
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.598		$1.461
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.058		$7.285		$6.664		$5.494		$7.693		$7.466		$6.891		$6.722		$6.405		$5.526
Accumulation unit value at end of period		$7.837		$7.058		$7.285		$6.664		$5.494		$7.693		$7.466		$6.891		$6.722		$6.405
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.910		$2.755		$2.629		$2.475		$2.400		$2.305		$2.252		$2.233		$2.19		$2.18
Accumulation unit value at end of period		$2.943		$2.910		$2.755		$2.629		$2.475		$2.400		$2.305		$2.252		$2.233		$2.19
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.046		$4.884		$3.984
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.046		$4.884
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.314		$9.127		$8.146		$5.921		$7.921		$7.983		$7.353		$7.201		$6.518		$5.322
Accumulation unit value at end of period		$10.519		$9.314		$9.127		$8.146		$5.921		$7.921		$7.983		$7.353		$7.201		$6.518
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.654		$13.010		$13.026		$9.926		$19.504		$17.321		$13.996		$12.259		$10.704		$8.525
Accumulation unit value at end of period		$12.633		$10.654		$13.010		$13.026		$9.926		$19.504		$17.321		$13.996		$12.259		$10.704
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0

DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.206		$2.246		$2.063		$1.675		$2.679		$2.409		$2.124		$2.119		$1.959		$1.503
Accumulation unit value at end of period		$2.380		$2.206		$2.246		$2.063		$1.675		$2.679		$2.409		$2.124		$2.119		$1.959
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		4		4		3		2
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.651		$2.697		$2.744		$2.783		$2.759		$2.674		$2.599		$2.573		$2.594		$2.621
Accumulation unit value at end of period		$2.605		$2.651		$2.697		$2.744		$2.783		$2.759		$2.674		$2.599		$2.573		$2.594
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.857		$1.967		$1.546		$1.119		$2.254		$2.160		$2.088		$1.984		$1.818		$1.392
Accumulation unit value at end of period		$2.087		$1.857		$1.967		$1.546		$1.119		$2.254		$2.16		$2.088		$1.984		$1.818
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.932		$0.799		$0.507		$0.959		$0.854		$0.862		$0.846		$0.844		$0.586
Accumulation unit value at end of period	$	N/A	$	N/A		$0.932		$0.799		$0.507		$0.959		$0.854		$0.862		$0.846		$0.844
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$28.177		$29.422		$26.200		$20.647		$29.473		$25.966		$24.618		$24.074		$23.226		$20.031
Accumulation unit value at end of period		$31.148		$28.177		$29.422		$26.200		$20.647		$29.473		$25.966		$24.618		$24.074		$23.226
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$39.100		$40.813		$35.427		$26.562		$47.017		$40.686		$37.055		$32.24		$28.409		$22.501
Accumulation unit value at end of period		$44.734		$39.100		$40.813		$35.427		$26.562		$47.017		$40.686		$37.055		$32.24		$28.409
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$34.819		$35.086		$31.003		$24.227		$42.989		$43.086		$37.055		$35.053		$31.98		$24.967
Accumulation unit value at end of period		$40.141		$34.819		$35.086		$31.003		$24.227		$42.989		$43.086		$36.472		$35.053		$31.98
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$48.999		$49.754		$40.768		$32.335		$62.277		$49.914		$47.529		$45.708		$44.99		$34.458
Accumulation unit value at end of period		$55.228		$48.999		$49.754		$40.768		$32.335		$62.277		$49.914		$47.529		$45.708		$44.99
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$150.494		$150.062		$132.744		$106.683		$172.302		$166.288		$146.195		$141.901		$130.535		$103.433
Accumulation unit value at end of period		$171.438		$150.494		$150.062		$132.744		$106.683		$172.302		$166.288		$146.195		$141.901		$130.535
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.129		$14.522		$12.248		$10.620		$14.823		$15.501		$13.466		$13.247		$12.143		$10
Accumulation unit value at end of period		$16.647		$15.129		$14.522		$12.248		$10.620		$14.823		$15.501		$13.466		$13.247		$12.143
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$18.829		$19.907		$15.797		$12.445		$18.905		$19.706		$17.14		$16.033		$13.184		$10
Accumulation unit value at end of period		$21.907		$18.829		$19.907		$15.797		$12.445		$18.905		$19.706		$17.14		$16.033		$13.184
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.342		$15.218		$13.960		$11.296		$12.949		$12.441		$11.694		$11.727		$10.868		$10
Accumulation unit value at end of period		$17.000		$15.342		$15.218		$13.960		$11.296		$12.949		$12.441		$11.694		$11.727		$10.868
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.585		$12.116		$11.710		$11.557		$10.930		$10.432		$10.205		$10.139		$9.97		$10
Accumulation unit value at end of period		$12.601		$12.585		$12.116		$11.710		$11.557		$10.930		$10.432		$10.205		$10.139		$9.97
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.314		$11.494		$10.907		$10.238		$10.173		$10.216		$9.951		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.314		$11.494		$10.907		$10.238		$10.173		$10.216		$9.951
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.465		$20.409		$18.548		$15.304		$21.766		$19.803		$16.373		$14.365		$12.367		$10
Accumulation unit value at end of period		$21.685		$19.465		$20.409		$18.548		$15.304		$21.766		$19.803		$16.373		$14.365		$12.367
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$13.854		$14.244		$13.034		$10.522		$17.023		$16.740		$14.388		$13.241		$11.963		$10
Accumulation unit value at end of period		$15.555		$13.854		$14.244		$13.034		$10.522		$17.023		$16.74		$14.388		$13.241		$11.963
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.620		$32.189		$27.853		$16.421		$35.329		$27.915		$22.174		$17.705		$14.445		$10
Accumulation unit value at end of period		$29.604		$26.620		$32.189		$27.853		$16.421		$35.329		$27.915		$22.174		$17.705		$14.445
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—				—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.728		$25.736		$21.707		$12.840		$26.747		$19.608		$14.65		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.308		$20.728		$25.736		$21.707		$12.840		$26.747		$19.608		$14.65	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.051		$6.731		$4.652
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.051		$6.731
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.750		$24.865		$17.71		$15.995		$12.468
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.75		$24.865		$17.71		$15.995
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.862		$13.285		$11.112		$8.222		$14.181	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.326		$11.862		$13.285		$11.112		$8.222		$14.181	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.175	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.205		$6.175	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.417		$5.919		$4.726		$11.858		$15.514		$13.555		$13.023		$12.193		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.417		$5.919		$4.726		$11.858		$15.514		$13.555		$13.023		$12.193
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$14.046		$13.749		$13.286		$10.588		$15.093		$13.731		$13.276		$12.49		$11.815		$10
Accumulation unit value at end of period		$16.689		$14.046		$13.749		$13.286		$10.588		$15.093		$13.731		$13.276		$12.49		$11.815
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$19.095		$20.781		$17.993		$13.920		$25.588		$27.566		$19.668		$17.517		$13.051		$10
Accumulation unit value at end of period		$24.043		$19.095		$20.781		$17.993		$13.920		$25.588		$27.566		$19.668		$17.517		$13.051
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.367		$18.670		$17.870		$15.821		$23.798		$20.073		$16.279		$14.176		$11.675		$10
Accumulation unit value at end of period		$21.756		$21.367		$18.670		$17.870		$15.821		$23.798		$20.073		$16.279		$14.176		$11.675
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.471		$11.476		$10.206		$8.213		$13.309		$12.886		$11.36		$11.065		$10.233	$	N/A
Accumulation unit value at end of period		$13.030		$11.471		$11.476		$10.206		$8.213		$13.309		$12.886		$11.36		$11.065	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$15.116		$17.369		$16.492	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$17.985		$15.116		$17.369		$16.492	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.541		$13.990		$11.910		$8.933		$14.856		$14.696		$13.102		$11.385		$10.085	$	N/A
Accumulation unit value at end of period		$15.454		$13.541		$13.990		$11.910		$8.933		$14.856		$14.696		$13.102		$11.385	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.621		$14.768		$11.960		$8.508		$15.400		$13.367		$12.209		$11.182		$10.39	$	N/A
Accumulation unit value at end of period		$15.543		$13.621		$14.768		$11.960		$8.508		$15.400		$13.367		$12.209		$11.182	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A

JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.694		$13.638		$11.240		$8.942		$14.104		$14.222		$12.397		$11.492		$10.266	$	N/A
Accumulation unit value at end of period		$16.200		$13.694		$13.638		$11.240		$8.942		$14.104		$14.222		$12.397		$11.492	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.362		$18.551		$14.847	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$20.429		$17.362		$18.551		$14.847	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.131		$12.578		$11.268		$8.576		$13.384		$12.331		$10.802		$10.741		$10.044	$	N/A
Accumulation unit value at end of period		$14.025		$12.131		$12.578		$11.268		$8.576		$13.384		$12.331		$10.802		$10.741	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.438		$21.580		$20.086		$16.746		$15.392		$13.231		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.438		$21.580		$20.086		$16.746		$15.392		$13.231
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.908		$18.141		$18.018		$15.69		$14.617		$12.286		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.908		$18.141		$18.018		$15.69		$14.617		$12.286
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.325		$18.438		$19.891		$17.597		$17.313		$13.853		$10.365
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.325		$18.438		$19.891		$17.597		$17.313		$13.853
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		0		0		0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$40.830		$40.873		$38.370		$31.013		$37.495		$34.518		$31.72		$29.897		$28.031		$25.008
Accumulation unit value at end of period		$45.591		$40.830		$40.873		$38.370		$31.013		$37.495		$34.518		$31.72		$29.897		$28.031
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$37.404		$38.606		$31.213		$21.929		$39.649		$33.060		$29.607		$26.823		$22.604		$17.023
Accumulation unit value at end of period		$43.116		$37.404		$38.606		$31.213		$21.929		$39.649		$33.06		$29.607		$26.823		$22.604
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$23.355		$25.094		$22.296		$16.638		$28.084		$24.831		$22.683		$22.131		$21.546		$16.642
Accumulation unit value at end of period		$27.219		$23.355		$25.094		$22.296		$16.638		$28.084		$24.831		$22.683		$22.131		$21.546
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$19.918		$20.889		$18.423		$14.103		$19.902		$18.897		$16.71		$15.455		$13.35		$10
Accumulation unit value at end of period		$21.687		$19.918		$20.889		$18.423		$14.103		$19.902		$18.897		$16.71		$15.455		$13.35
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.004		$17.473		$18.938		$15.811		$15.554		$13.403		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.004		$17.473		$18.938		$15.811		$15.554		$13.403
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$26.272		$30.990		$27.221		$20.114		$36.986		$34.331		$29.551		$28.401		$27.581		$22.633
Accumulation unit value at end of period		$31.004		$26.272		$30.990		$27.221		$20.114		$36.986		$34.331		$29.551		$28.401		$27.581
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.360		$12.751		$11.887		$8.390		$15.712		$14.042		$13.268		$12.874		$12.287		$10
Accumulation unit value at end of period		$13.824		$12.360		$12.751		$11.887		$8.390		$15.712		$14.042		$13.268		$12.874		$12.287
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.252		$20.302		$17.853		$13.036		$22.230		$21.324		$18.486		$16.49		$14.115		$10
Accumulation unit value at end of period		$21.695		$18.252		$20.302		$17.853		$13.036		$22.230		$21.324		$18.486		$16.49		$14.115
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.488		$3.642		$3.238		$2.616		$12.422		$12.700		$11.83		$11.8		$11.043		$10
Accumulation unit value at end of period		$3.871		$3.488		$3.642		$3.238		$2.616		$12.422		$12.7		$11.83		$11.8		$11.043
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.146		$13.418		$11.787		$9.370		$15.535		$15.178		$13.457		$12.949		$12.072		$10
Accumulation unit value at end of period		$15.065		$13.146		$13.418		$11.787		$9.370		$15.535		$15.178		$13.457		$12.949		$12.072
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$17.949		$18.709		$15.469		$11.499		$18.873		$19.476		$17.283		$16.027		$13.684		$10
Accumulation unit value at end of period		$20.757		$17.949		$18.709		$15.469		$11.499		$18.873		$19.476		$17.283		$16.027		$13.684
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$13.081		$13.199		$10.561		$8.125		$16.278		$15.622		$15.476		$14.061		$11.98		$10
Accumulation unit value at end of period		$14.933		$13.081		$13.199		$10.561		$8.125		$16.278		$15.622		$15.476		$14.061		$11.98
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.340		$14.496		$12.851		$11.043		$13.140		$12.205		$11.58		$11.497		$10.789		$10
Accumulation unit value at end of period		$15.945		$14.340		$14.496		$12.851		$11.043		$13.140		$12.205		$11.58		$11.497		$10.789
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.85%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$52.079		$53.226		$47.810		$32.997		$62.417		$53.006		$51.34		$46.671		$45.06		$33.954
Accumulation unit value at end of period		$56.175		$52.079		$53.226		$47.810		$32.997		$62.417		$53.006		$51.34		$46.671		$45.06
Number of accumulation units outstanding at end of period (000’s omitted)		1		2		2		2		1		1		3		3		2		2
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$30.442		$33.802		$28.837		$19.360		$47.354		$36.664		$33.902		$31.439		$28.327		$19.521
Accumulation unit value at end of period		$34.733		$30.442		$33.802		$28.837		$19.360		$47.354		$36.664		$33.902		$31.439		$28.327
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		3		2		2		3		2		3		3		2
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$49.319		$51.881		$42.173		$29.519		$56.307		$48.920		$41.513		$36.172		$31.606		$22.614
Accumulation unit value at end of period		$54.474		$49.319		$51.881		$42.173		$29.519		$56.307		$48.92		$41.513		$36.172		$31.606
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		0		0		—		—		—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$6.905		$6.820		$6.085		$5.248		$8.172		$8.329		$7.245		$7.052		$6.357		$5.005
Accumulation unit value at end of period		$7.779		$6.905		$6.820		$6.085		$5.248		$8.172		$8.329		$7.245		$7.052		$6.357
Number of accumulation units outstanding at end of period (000’s omitted)		2		10		4		4		4		6		5		5		5		5
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$9.756		$9.837		$8.833		$7.505		$10.440		$11.210		$9.622		$9.33		$8.312		$6.564
Accumulation unit value at end of period		$10.975		$9.756		$9.837		$8.833		$7.505		$10.440		$11.21		$9.622		$9.33		$8.312
Number of accumulation units outstanding at end of period (000’s omitted)		2		2		2		2		3		6		14		12		12		9
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$15.616		$18.773		$17.036		$11.444		$25.790		$20.295		$15.598		$12.417		$10.123		$7.216
Accumulation unit value at end of period	$	N/A		$15.616		$18.773		$17.036		$11.444		$25.790		$20.295		$15.598		$12.417		$10.123
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.115		$15.364		$12.326		$9.277		$15.866		$15.940		$15.077		$14.096		$12.569		$10
Accumulation unit value at end of period		$17.710		$15.115		$15.364		$12.326		$9.277		$15.866		$15.94		$15.077		$14.096		$12.569
Number of accumulation units outstanding at end of period (000’s omitted)		2		3		1		1		1		1		1		1		1		0
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$26.357		$26.604		$23.600		$17.970		$27.912		$26.377		$24.601		$24.18		$23.189		$18.743
Accumulation unit value at end of period		$28.976		$26.357		$26.604		$23.600		$17.970		$27.912		$26.377		$24.601		$24.18		$23.189
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$16.972		$15.579		$15.745		$13.57		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$16.972		$15.579		$15.745		$13.57
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.406		$8.101		$7.726		$7.149		$8.748		$8.554		$8.319		$8.258		$7.982		$7.738
Accumulation unit value at end of period		$8.894		$8.406		$8.101		$7.726		$7.149		$8.748		$8.554		$8.319		$8.258		$7.982
Number of accumulation units outstanding at end of period (000’s omitted)		4		—		—		—		—		—		—		0		0		0
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$20.817		$22.194		$19.368		$15.549		$23.631		$21.379		$20.062		$18.752		$17.688		$14.197
Accumulation unit value at end of period		$23.719		$20.817		$22.194		$19.368		$15.549		$23.631		$21.379		$20.062		$18.752		$17.688
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		2		—		—		2		1		1
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$10.825		$11.040		$9.829		$7.463		$12.322		$12.383		$11.099		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.308		$10.825		$11.040		$9.829		$7.463		$12.322		$12.383		$11.099	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		0		0		2		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.391		$1.331		$1.273		$1.204		$1.520		$1.486		$1.452		$1.446		$1.409		$1.365
Accumulation unit value at end of period		$1.420		$1.391		$1.331		$1.273		$1.204		$1.520		$1.486		$1.452		$1.446		$1.409
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		1		1		1		12		12		0
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.853		$2.147		$1.971		$1.552		$3.088		$2.695		$2.186		$1.944		$1.675		$1.314
Accumulation unit value at end of period		$2.135		$1.853		$2.147		$1.971		$1.552		$3.088		$2.695		$2.186		$1.944		$1.675
Number of accumulation units outstanding at end of period (000’s omitted)		4		4		4		4		4		4		13		11		10		6
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.408		$2.612		$2.161		$1.697		$2.596		$2.566		$2.09		$1.93		$1.56		$1.119
Accumulation unit value at end of period		$2.690		$2.408		$2.612		$2.161		$1.697		$2.596		$2.566		$2.09		$1.93		$1.56
Number of accumulation units outstanding at end of period (000’s omitted)		12		11		12		13		12		21		40		36		30		22
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.593		$1.458		$1.119
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.593		$1.458
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		16		12
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.499		$7.748		$7.095		$5.854		$8.206		$7.972		$7.365		$7.192		$6.859		$5.924
Accumulation unit value at end of period		$8.318		$7.499		$7.748		$7.095		$5.854		$8.206		$7.972		$7.365		$7.192		$6.859
Number of accumulation units outstanding at end of period (000’s omitted)		3		3		4		4		0		6		5		4		6		4
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.880		$2.730		$2.608		$2.458		$2.385		$2.293		$2.242		$2.226		$2.186		$2.177
Accumulation unit value at end of period		$2.911		$2.880		$2.730		$2.608		$2.458		$2.385		$2.293		$2.242		$2.226		$2.186
Number of accumulation units outstanding at end of period (000’s omitted)		8		8		26		26		27		18		36		36		36		56
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.038		$4.88		$3.985
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.038		$4.88
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.465		$9.284		$8.294		$6.035		$8.081		$8.153		$7.516		$7.369		$6.676		$5.456
Accumulation unit value at end of period		$10.679		$9.465		$9.284		$8.294		$6.035		$8.081		$8.153		$7.516		$7.369		$6.676
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		3		2		2		1
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.548		$12.892		$12.920		$9.856		$19.384		$17.231		$13.938		$12.219		$10.68		$8.515
Accumulation unit value at end of period		$12.493		$10.548		$12.892		$12.920		$9.856		$19.384		$17.231		$13.938		$12.219		$10.68
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		2		2		6		5		4		2

DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.184		$2.226		$2.047		$1.663		$2.663		$2.397		$2.115		$2.113		$1.955		$1.502
Accumulation unit value at end of period		$2.354		$2.184		$2.226		$2.047		$1.663		$2.663		$2.397		$2.115		$2.113		$1.955
Number of accumulation units outstanding at end of period (000’s omitted)		12		16		14		14		21		11		15		14		13		13
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.624		$2.672		$2.722		$2.763		$2.742		$2.660		$2.589		$2.564		$2.588		$2.617
Accumulation unit value at end of period		$2.577		$2.624		$2.672		$2.722		$2.763		$2.742		$2.66		$2.589		$2.564		$2.588
Number of accumulation units outstanding at end of period (000’s omitted)		1		2		5		5		4		1		0		1		0		5
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.839		$1.949		$1.533		$1.111		$2.240		$2.149		$2.079		$1.977		$1.814		$1.39
Accumulation unit value at end of period		$2.064		$1.839		$1.949		$1.533		$1.111		$2.240		$2.149		$2.079		$1.977		$1.814
Number of accumulation units outstanding at end of period (000’s omitted)		6		11		13		13		12		11		13		13		11		16
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.924		$0.793		$0.503		$0.953		$0.850		$0.859		$0.843		$0.843		$0.585
Accumulation unit value at end of period	$	N/A	$	N/A		$0.924		$0.793		$0.503		$0.953		$0.85		$0.859		$0.843		$0.843
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		9		9		9		8		7		25		19		14
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$27.894		$29.156		$25.988		$20.500		$29.292		$25.832		$24.515		$23.997		$23.174		$20.007
Accumulation unit value at end of period		$30.805		$27.894		$29.156		$25.988		$20.500		$29.292		$25.832		$24.515		$23.997		$23.174
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		1		1		1		1		0		0		0		1
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$38.708		$40.444		$35.141		$26.373		$46.728		$40.477		$36.9		$32.137		$28.346		$22.473
Accumulation unit value at end of period		$44.241		$38.708		$40.444		$35.141		$26.373		$46.728		$40.477		$36.9		$32.137		$28.346
Number of accumulation units outstanding at end of period (000’s omitted)		3		3		3		3		3		3		4		4		4		3
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$34.470		$34.768		$30.752		$24.055		$42.725		$42.864		$36.32		$34.941		$31.91		$24.936
Accumulation unit value at end of period		$39.700		$34.470		$34.768		$30.752		$24.055		$42.725		$42.864		$36.32		$34.941		$31.91
Number of accumulation units outstanding at end of period (000’s omitted)		2		2		3		3		3		5		5		4		4		3
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$48.507		$49.303		$40.439		$32.105		$61.895		$49.657		$47.331		$45.562		$44.89		$34.415
Accumulation unit value at end of period		$54.620		$48.507		$49.303		$40.439		$32.105		$61.895		$49.657		$47.331		$45.562		$44.89
Number of accumulation units outstanding at end of period (000’s omitted)		2		1		1		1		1		2		2		2		2		1
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$148.984		$148.703		$131.671		$105.924		$171.245		$165.432		$145.585		$141.447		$130.245		$103.305
Accumulation unit value at end of period		$169.552		$148.984		$148.703		$131.671		$105.924		$171.245		$165.432		$145.585		$141.447		$130.245
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		1		1		1		1		0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.001		$14.413		$12.168		$10.561		$14.755		$15.445		$13.43		$13.225		$12.136		$10
Accumulation unit value at end of period		$16.490		$15.001		$14.413		$12.168		$10.561		$14.755		$15.445		$13.43		$13.225		$12.136
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		3		3		3		3		3		2		3		0
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$18.670		$19.757		$15.693		$12.376		$18.818		$19.636		$17.095		$16.007		$13.175		$10
Accumulation unit value at end of period		$21.700		$18.670		$19.757		$15.693		$12.376		$18.818		$19.636		$17.095		$16.007		$13.175
Number of accumulation units outstanding at end of period (000’s omitted)		1		3		1		1		1		0		1		1		1		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.212		$15.104		$13.869		$11.233		$12.889		$12.396		$11.663		$11.708		$10.861		$10
Accumulation unit value at end of period		$16.839		$15.212		$15.104		$13.869		$11.233		$12.889		$12.396		$11.663		$11.708		$10.861
Number of accumulation units outstanding at end of period (000’s omitted)		2		2		1		1		1		0		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.478		$12.025		$11.633		$11.493		$10.879		$10.395		$10.178		$10.122		$9.964		$10
Accumulation unit value at end of period		$12.482		$12.478		$12.025		$11.633		$11.493		$10.879		$10.395		$10.178		$10.122		$9.964
Number of accumulation units outstanding at end of period (000’s omitted)		2		2		2		2		1		—		—		—		0		—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.240		$11.430		$10.857		$10.201		$10.146		$10.199		$9.945		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.240		$11.430		$10.857		$10.201		$10.146		$10.199		$9.945
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		2		—		—		—		0		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.300		$20.256		$18.427		$15.219		$21.666		$19.731		$16.33		$14.342		$12.359		$10
Accumulation unit value at end of period		$21.480		$19.300		$20.256		$18.427		$15.219		$21.666		$19.731		$16.33		$14.342		$12.359
Number of accumulation units outstanding at end of period (000’s omitted)		2		1		3		3		2		2		2		2		1		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$13.737		$14.137		$12.949		$10.463		$16.945		$16.680		$14.35		$13.22		$11.955		$10
Accumulation unit value at end of period		$15.407		$13.737		$14.137		$12.949		$10.463		$16.945		$16.68		$14.35		$13.22		$11.955
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		1		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.394		$31.948		$27.672		$16.329		$35.168		$27.815		$22.116		$17.676		$14.436		$10
Accumulation unit value at end of period		$29.324		$26.394		$31.948		$27.672		$16.329		$35.168		$27.815		$22.116		$17.676		$14.436
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.604		$25.607		$21.620		$12.801		$26.693		$19.588		$14.649		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.140		$20.604		$25.607		$21.620		$12.801		$26.693		$19.588		$14.649	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		1		0		0		0		0		0		0		0		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.025		$6.716		$4.646
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.025		$6.716
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		0		0
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.596		$24.761		$17.653		$15.959		$12.453
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.596		$24.761		$17.653		$15.959
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		0		0		0		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.804		$13.233		$11.080		$8.206		$14.167	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.259		$11.804		$13.233		$11.080		$8.206		$14.167	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		2		1		2		2		2		1		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.123	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.137		$6.123	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.369		$5.880		$4.700		$11.804		$15.458		$13.52		$13.001		$12.185		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.369		$5.880		$4.700		$11.804		$15.458		$13.52		$13.001		$12.185
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$13.927		$13.646		$13.199		$10.529		$15.024		$13.682		$13.241		$12.469		$11.807		$10
Accumulation unit value at end of period		$16.531		$13.927		$13.646		$13.199		$10.529		$15.024		$13.682		$13.241		$12.469		$11.807
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$18.933		$20.625		$17.876		$13.842		$25.471		$27.467		$19.616		$17.489		$13.042		$10
Accumulation unit value at end of period		$23.815		$18.933		$20.625		$17.876		$13.842		$25.471		$27.467		$19.616		$17.489		$13.042
Number of accumulation units outstanding at end of period (000’s omitted)		1		—		—		—		—		—		1		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.186		$18.530		$17.754		$15.733		$23.689		$20.001		$16.236		$14.153		$11.667		$10
Accumulation unit value at end of period		$21.550		$21.186		$18.530		$17.754		$15.733		$23.689		$20.001		$16.236		$14.153		$11.667
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.381		$11.397		$10.145		$8.173		$13.256		$12.848		$11.337		$11.053		$10.229	$	N/A
Accumulation unit value at end of period		$12.914		$11.381		$11.397		$10.145		$8.173		$13.256		$12.848		$11.337		$11.053	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$14.988		$17.239		$16.384	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$17.815		$14.988		$17.239		$16.384	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.434		$13.894		$11.839		$8.888		$15.339		$13.327		$13.076		$11.373		$10.081	$	N/A
Accumulation unit value at end of period		$15.317		$13.434		$13.894		$11.839		$8.888		$15.339		$13.327		$13.076		$11.373	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		1		2		2		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.514		$14.666		$11.889		$8.466		$14.797		$14.652		$12.185		$11.171		$10.386	$	N/A
Accumulation unit value at end of period		$15.406		$13.514		$14.666		$11.889		$8.466		$14.797		$14.652		$12.185		$11.171	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A

JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.586		$13.544		$11.174		$8.898		$14.048		$14.179		$12.372		$11.481		$10.262	$	N/A
Accumulation unit value at end of period		$16.057		$13.586		$13.544		$11.174		$8.898		$14.048		$14.179		$12.372		$11.481	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		1		0		—		—		—		—		—		—		0		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.188		$18.382		$14.727	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$20.204		$17.188		$18.382		$14.727	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.035		$12.491		$11.201		$8.534		$13.331		$12.295		$10.781		$10.73		$10.04	$	N/A
Accumulation unit value at end of period		$13.901		$12.035		$12.491		$11.201		$8.534		$13.331		$12.295		$10.781		$10.73	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		1		—		—		—		—		—		—		—		0		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.369		$21.482		$20.014		$16.702		$15.367		$13.223		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.369		$21.482		$20.014		$16.702		$15.367		$13.223
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		0		2		1		—		0		0
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.842		$18.058		$17.953		$15.649		$14.593		$12.278		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.842		$18.058		$17.953		$15.649		$14.593		$12.278
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.237		$18.325		$19.788		$17.524		$17.257		$13.822		$10.353
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.237		$18.325		$19.788		$17.524		$17.257		$13.822
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		3		0		1		1		1		1
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$40.421		$40.503		$38.060		$30.793		$37.265		$34.340		$31.588		$29.802		$27.969		$24.977
Accumulation unit value at end of period		$45.090		$40.421		$40.503		$38.060		$30.793		$37.265		$34.34		$31.588		$29.802		$27.969
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		3		3		2		3		2		2		2		2
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$37.029		$38.256		$30.960		$21.773		$39.406		$32.890		$29.484		$26.737		$22.554		$17.002
Accumulation unit value at end of period		$42.641		$37.029		$38.256		$30.960		$21.773		$39.406		$32.89		$29.484		$26.737		$22.554
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		1		0		0		0		0
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$23.121		$24.866		$22.115		$16.519		$27.912		$24.703		$22.589		$22.06		$21.498		$16.621
Accumulation unit value at end of period		$26.920		$23.121		$24.866		$22.115		$16.519		$27.912		$24.703		$22.589		$22.06		$21.498
Number of accumulation units outstanding at end of period (000’s omitted)		2		2		2		2		2		2		3		2		2		2
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$19.749		$20.732		$18.303		$14.025		$19.811		$18.829		$16.666		$15.43		$13.341		$10
Accumulation unit value at end of period		$21.482		$19.749		$20.732		$18.303		$14.025		$19.811		$18.829		$16.666		$15.43		$13.341
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		0		—		—		—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$10.943		$17.393		$18.870		$15.77		$15.528		$13.394		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$10.943		$17.393		$18.87		$15.77		$15.528		$13.394
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$26.008		$30.709		$27.001		$19.971		$36.759		$34.155		$29.428		$28.31		$27.52		$22.605
Accumulation unit value at end of period		$30.663		$26.008		$30.709		$27.001		$19.971		$36.759		$34.155		$29.428		$28.31		$27.52
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		1		1		1		1		1
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.255		$12.655		$11.809		$8.344		$15.640		$13.992		$13.233		$12.853		$12.279		$10
Accumulation unit value at end of period		$13.693		$12.255		$12.655		$11.809		$8.344		$15.640		$13.992		$13.233		$12.853		$12.279
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		4		4		—		—		—		—		—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.097		$20.150		$17.737		$12.963		$22.128		$21.247		$18.438		$16.463		$14.106		$10
Accumulation unit value at end of period		$21.490		$18.097		$20.150		$17.737		$12.963		$22.128		$21.247		$18.438		$16.463		$14.106
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		2		2		—		—		1		1		1		1
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.458		$3.614		$3.217		$2.601		$12.365		$12.655		$11.8		$11.781		$11.036		$10
Accumulation unit value at end of period		$3.836		$3.458		$3.614		$3.217		$2.601		$12.365		$12.655		$11.8		$11.781		$11.036
Number of accumulation units outstanding at end of period (000’s omitted)		0		2		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.034		$13.317		$11.710		$9.318		$15.464		$15.124		$13.422		$12.927		$12.064		$10
Accumulation unit value at end of period		$14.923		$13.034		$13.317		$11.710		$9.318		$15.464		$15.124		$13.422		$12.927		$12.064
Number of accumulation units outstanding at end of period (000’s omitted)		3		4		—		—		—		—		—		—		—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$17.797		$18.568		$15.368		$11.435		$18.786		$19.406		$17.237		$16.001		$13.675		$10
Accumulation unit value at end of period		$20.560		$17.797		$18.568		$15.368		$11.435		$18.786		$19.406		$17.237		$16.001		$13.675
Number of accumulation units outstanding at end of period (000’s omitted)		2		—		—		—		—		—		—		—		0		—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$12.970		$13.100		$10.492		$8.080		$16.204		$15.565		$15.436		$14.038		$11.972		$10
Accumulation unit value at end of period		$14.792		$12.970		$13.100		$10.492		$8.080		$16.204		$15.565		$15.436		$14.038		$11.972
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.218		$14.387		$12.767		$10.982		$13.079		$12.161		$11.55		$11.478		$10.782		$10
Accumulation unit value at end of period		$15.795		$14.218		$14.387		$12.767		$10.982		$13.079		$12.161		$11.55		$11.478		$10.782
Number of accumulation units outstanding at end of period (000’s omitted)		1		0		0		0		1		—		—		—		0		1

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.85%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$52.079		$53.226		$47.810		$32.997		$62.417		$53.006		$51.34		$46.671		$45.06		$33.954
Accumulation unit value at end of period		$56.175		$52.079		$53.226		$47.810		$32.997		$62.417		$53.006		$51.34		$46.671		$45.06
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$30.442		$33.802		$28.837		$19.360		$47.354		$36.664		$33.902		$31.439		$28.327		$19.521
Accumulation unit value at end of period		$34.733		$30.442		$33.802		$28.837		$19.360		$47.354		$36.664		$33.902		$31.439		$28.327
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$49.319		$51.881		$42.173		$29.519		$56.307		$48.920		$41.513		$36.172		$31.606		$22.614
Accumulation unit value at end of period		$54.474		$49.319		$51.881		$42.173		$29.519		$56.307		$48.92		$41.513		$36.172		$31.606
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$6.905		$6.820		$6.085		$5.248		$8.172		$8.329		$7.245		$7.052		$6.357		$5.005
Accumulation unit value at end of period		$7.779		$6.905		$6.820		$6.085		$5.248		$8.172		$8.329		$7.245		$7.052		$6.357
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		2		2		2		2
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$9.756		$9.837		$8.833		$7.505		$10.440		$11.210		$9.622		$9.33		$8.312		$6.564
Accumulation unit value at end of period		$10.975		$9.756		$9.837		$8.833		$7.505		$10.440		$11.21		$9.622		$9.33		$8.312
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$15.616		$18.773		$17.036		$11.444		$25.790		$20.295		$15.598		$12.417		$10.123		$7.216
Accumulation unit value at end of period	$	N/A		$15.616		$18.773		$17.036		$11.444		$25.790		$20.295		$15.598		$12.417		$10.123
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$15.115		$15.364		$12.326		$9.277		$15.866		$15.940		$15.077		$14.096		$12.569		$10
Accumulation unit value at end of period		$17.710		$15.115		$15.364		$12.326		$9.277		$15.866		$15.94		$15.077		$14.096		$12.569
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$26.357		$26.604		$23.600		$17.970		$27.912		$26.377		$24.601		$24.18		$23.189		$18.743
Accumulation unit value at end of period		$28.976		$26.357		$26.604		$23.600		$17.970		$27.912		$26.377		$24.601		$24.18		$23.189
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$16.972		$15.579		$15.745		$13.57		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$16.972		$15.579		$15.745		$13.57
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.406		$8.101		$7.726		$7.149		$8.748		$8.554		$8.319		$8.258		$7.982		$7.738
Accumulation unit value at end of period		$8.894		$8.406		$8.101		$7.726		$7.149		$8.748		$8.554		$8.319		$8.258		$7.982
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		3
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$20.817		$22.194		$19.368		$15.549		$23.631		$21.379		$20.062		$18.752		$17.688		$14.197
Accumulation unit value at end of period		$23.719		$20.817		$22.194		$19.368		$15.549		$23.631		$21.379		$20.062		$18.752		$17.688
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$10.825		$11.040		$9.829		$7.463		$12.322		$12.383		$11.099		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.308		$10.825		$11.040		$9.829		$7.463		$12.322		$12.383		$11.099	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.391		$1.331		$1.273		$1.204		$1.520		$1.486		$1.452		$1.446		$1.409		$1.365
Accumulation unit value at end of period		$1.420		$1.391		$1.331		$1.273		$1.204		$1.520		$1.486		$1.452		$1.446		$1.409
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.853		$2.147		$1.971		$1.552		$3.088		$2.695		$2.186		$1.944		$1.675		$1.314
Accumulation unit value at end of period		$2.135		$1.853		$2.147		$1.971		$1.552		$3.088		$2.695		$2.186		$1.944		$1.675
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.408		$2.612		$2.161		$1.697		$2.596		$2.566		$2.09		$1.93		$1.56		$1.119
Accumulation unit value at end of period		$2.690		$2.408		$2.612		$2.161		$1.697		$2.596		$2.566		$2.09		$1.93		$1.56
Number of accumulation units outstanding at end of period (000’s omitted)		6		12		12		11		11		11		11		12		12		8
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.593		$1.458		$1.119
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.593		$1.458
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$6.987		$7.219		$6.611		$5.455		$7.645		$7.428		$6.862		$6.701		$6.391		$5.519
Accumulation unit value at end of period		$7.751		$6.987		$7.219		$6.611		$5.455		$7.645		$7.428		$6.862		$6.701		$6.391
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.880		$2.730		$2.608		$2.458		$2.385		$2.293		$2.242		$2.226		$2.186		$2.177
Accumulation unit value at end of period		$2.911		$2.880		$2.730		$2.608		$2.458		$2.385		$2.293		$2.242		$2.226		$2.186
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.03		$4.873		$3.98
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.03		$4.873
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.221		$9.044		$8.080		$5.879		$7.872		$7.942		$7.322		$7.178		$6.504		$5.315
Accumulation unit value at end of period		$10.403		$9.221		$9.044		$8.080		$5.879		$7.872		$7.942		$7.322		$7.178		$6.504
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.548		$12.892		$12.920		$9.856		$19.384		$17.231		$13.938		$12.219		$10.68		$8.515
Accumulation unit value at end of period		$12.493		$10.548		$12.892		$12.920		$9.856		$19.384		$17.231		$13.938		$12.219		$10.68
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.184		$2.226		$2.047		$1.663		$2.663		$2.397		$2.115		$2.113		$1.955		$1.502
Accumulation unit value at end of period		$2.354		$2.184		$2.226		$2.047		$1.663		$2.663		$2.397		$2.115		$2.113		$1.955
Number of accumulation units outstanding at end of period (000’s omitted)		5		5		5		5		5		5		5		6		6		6
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.624		$2.672		$2.722		$2.763		$2.742		$2.660		$2.589		$2.564		$2.588		$2.617
Accumulation unit value at end of period		$2.577		$2.624		$2.672		$2.722		$2.763		$2.742		$2.66		$2.589		$2.564		$2.588
Number of accumulation units outstanding at end of period (000’s omitted)		1		10		10		10		10		2		3		3		3		7
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.839		$1.949		$1.533		$1.111		$2.240		$2.149		$2.079		$1.977		$1.814		$1.39
Accumulation unit value at end of period		$2.064		$1.839		$1.949		$1.533		$1.111		$2.240		$2.149		$2.079		$1.977		$1.814
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.924		$0.793		$0.503		$0.953		$0.850		$0.859		$0.843		$0.843		$0.585
Accumulation unit value at end of period	$	N/A	$	N/A		$0.924		$0.793		$0.503		$0.953		$0.85		$0.859		$0.843		$0.843
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$27.894		$29.156		$25.988		$20.500		$29.292		$25.832		$24.515		$23.997		$23.174		$20.007
Accumulation unit value at end of period		$30.805		$27.894		$29.156		$25.988		$20.500		$29.292		$25.832		$24.515		$23.997		$23.174
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$38.708		$40.444		$35.141		$26.373		$46.728		$40.477		$36.9		$32.137		$28.346		$22.473
Accumulation unit value at end of period		$44.241		$38.708		$40.444		$35.141		$26.373		$46.728		$40.477		$36.9		$32.137		$28.346
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		1		1		1		1
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$34.470		$34.768		$30.752		$24.055		$42.725		$42.864		$36.32		$34.941		$31.91		$24.936
Accumulation unit value at end of period		$39.700		$34.470		$34.768		$30.752		$24.055		$42.725		$42.864		$36.32		$34.941		$31.91
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$48.507		$49.303		$40.439		$32.105		$61.895		$49.657		$47.331		$45.562		$44.89		$34.415
Accumulation unit value at end of period		$54.620		$48.507		$49.303		$40.439		$32.105		$61.895		$49.657		$47.331		$45.562		$44.89
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$148.984		$148.703		$131.671		$105.924		$171.245		$165.432		$145.585		$141.447		$130.245		$103.305
Accumulation unit value at end of period		$169.552		$148.984		$148.703		$131.671		$105.924		$171.245		$165.432		$145.585		$141.447		$130.245
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$15.001		$14.413		$12.168		$10.561		$14.755		$15.445		$13.43		$13.225		$12.136		$10
Accumulation unit value at end of period		$16.490		$15.001		$14.413		$12.168		$10.561		$14.755		$15.445		$13.43		$13.225		$12.136
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		1		1		1		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$18.670		$19.757		$15.693		$12.376		$18.818		$19.636		$17.095		$16.007		$13.175		$10
Accumulation unit value at end of period		$21.700		$18.670		$19.757		$15.693		$12.376		$18.818		$19.636		$17.095		$16.007		$13.175
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.212		$15.104		$13.869		$11.233		$12.889		$12.396		$11.663		$11.708		$10.861		$10
Accumulation unit value at end of period		$16.839		$15.212		$15.104		$13.869		$11.233		$12.889		$12.396		$11.663		$11.708		$10.861
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.478		$12.025		$11.633		$11.493		$10.879		$10.395		$10.178		$10.122		$9.964		$10
Accumulation unit value at end of period		$12.482		$12.478		$12.025		$11.633		$11.493		$10.879		$10.395		$10.178		$10.122		$9.964
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.240		$11.430		$10.857		$10.201		$10.146		$10.199		$9.945		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.240		$11.430		$10.857		$10.201		$10.146		$10.199		$9.945
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.300		$20.256		$18.427		$15.219		$21.666		$19.731		$16.33		$14.342		$12.359		$10
Accumulation unit value at end of period		$21.480		$19.300		$20.256		$18.427		$15.219		$21.666		$19.731		$16.33		$14.342		$12.359
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$13.737		$14.137		$12.949		$10.463		$16.945		$16.680		$14.35		$13.22		$11.955		$10
Accumulation unit value at end of period		$15.407		$13.737		$14.137		$12.949		$10.463		$16.945		$16.68		$14.35		$13.22		$11.955
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		1		1		1		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.394		$31.948		$27.672		$16.329		$35.168		$27.815		$22.116		$17.676		$14.436		$10
Accumulation unit value at end of period		$29.324		$26.394		$31.948		$27.672		$16.329		$35.168		$27.815		$22.116		$17.676		$14.436
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.604		$25.607		$21.620		$12.801		$26.693		$19.588		$14.649		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$24.140		$20.604		$25.607		$21.620		$12.801		$26.693		$19.588		$14.649	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.025		$6.716		$4.646
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$8.025		$6.716
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.596		$24.761		$17.653		$15.959		$12.453
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.596		$24.761		$17.653		$15.959
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		0		0		0		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.804		$13.233		$11.080		$8.206		$14.167	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.259		$11.804		$13.233		$11.080		$8.206		$14.167	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.123	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.137		$6.123	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.369		$5.880		$4.700		$11.804		$15.458		$13.52		$13.001		$12.185		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.369		$5.880		$4.700		$11.804		$15.458		$13.52		$13.001		$12.185
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$13.927		$13.646		$13.199		$10.529		$15.024		$13.682		$13.241		$12.469		$11.807		$10
Accumulation unit value at end of period		$16.531		$13.927		$13.646		$13.199		$10.529		$15.024		$13.682		$13.241		$12.469		$11.807
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$18.933		$20.625		$17.876		$13.842		$25.471		$27.467		$19.616		$17.489		$13.042		$10
Accumulation unit value at end of period		$23.815		$18.933		$20.625		$17.876		$13.842		$25.471		$27.467		$19.616		$17.489		$13.042
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.186		$18.530		$17.754		$15.733		$23.689		$20.001		$16.236		$14.153		$11.667		$10
Accumulation unit value at end of period		$21.550		$21.186		$18.530		$17.754		$15.733		$23.689		$20.001		$16.236		$14.153		$11.667
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.381		$11.397		$10.145		$8.173		$13.256		$12.848		$11.337		$11.053		$10.229	$	N/A
Accumulation unit value at end of period		$12.914		$11.381		$11.397		$10.145		$8.173		$13.256		$12.848		$11.337		$11.053	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$14.988		$17.239		$16.384	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$17.815		$14.988		$17.239		$16.384	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.434		$13.894		$11.839		$8.888		$15.339		$13.327		$13.076		$11.373		$10.081	$	N/A
Accumulation unit value at end of period		$15.317		$13.434		$13.894		$11.839		$8.888		$15.339		$14.652		$13.076		$11.373	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.514		$14.666		$11.889		$8.466		$14.797		$14.652		$12.185		$11.171		$10.386	$	N/A
Accumulation unit value at end of period		$15.406		$13.514		$14.666		$11.889		$8.466		$14.797		$14.652		$12.185		$11.171	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A

JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.586		$13.544		$11.174		$8.898		$14.048		$14.179		$12.372		$11.481		$10.262	$	N/A
Accumulation unit value at end of period		$16.057		$13.586		$13.544		$11.174		$8.898		$14.048		$14.179		$12.372		$11.481	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.188		$18.382		$14.727	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$20.204		$17.188		$18.382		$14.727	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$12.035		$12.491		$11.201		$8.534		$13.331		$12.295		$10.781		$10.73		$10.04	$	N/A
Accumulation unit value at end of period		$13.901		$12.035		$12.491		$11.201		$8.534		$13.331		$12.295		$10.781		$10.73	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.369		$21.482		$20.014		$16.702		$15.367		$13.223		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.369		$21.482		$20.014		$16.702		$15.367		$13.223
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.842		$18.058		$17.953		$15.649		$14.593		$12.278		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.842		$18.058		$17.953		$15.649		$14.593		$12.278
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.237		$18.325		$19.788		$17.524		$17.257		$13.822		$10.353
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.237		$18.325		$19.788		$17.524		$17.257		$13.822
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$40.421		$40.503		$38.060		$30.793		$37.265		$34.340		$31.588		$29.802		$27.969		$24.977
Accumulation unit value at end of period		$45.090		$40.421		$40.503		$38.060		$30.793		$37.265		$34.34		$31.588		$29.802		$27.969
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		1		2		2		2
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$37.029		$38.256		$30.960		$21.773		$39.406		$32.890		$29.484		$26.737		$22.554		$17.002
Accumulation unit value at end of period		$42.641		$37.029		$38.256		$30.960		$21.773		$39.406		$32.89		$29.484		$26.737		$22.554
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		1		1		1		1
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$23.121		$24.866		$22.115		$16.519		$27.912		$24.703		$22.589		$22.06		$21.498		$16.621
Accumulation unit value at end of period		$26.920		$23.121		$24.866		$22.115		$16.519		$27.912		$24.703		$22.589		$22.06		$21.498
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$19.749		$20.732		$18.303		$14.025		$19.811		$18.829		$16.666		$15.43		$13.341		$10
Accumulation unit value at end of period		$21.482		$19.749		$20.732		$18.303		$14.025		$19.811		$18.829		$16.666		$15.43		$13.341
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		0		0		0		0
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$10.943		$17.393		$18.870		$15.77		$15.528		$13.394		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$10.943		$17.393		$18.87		$15.77		$15.528		$13.394
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$26.008		$30.709		$27.001		$19.971		$36.759		$34.155		$29.428		$28.31		$27.52		$22.605
Accumulation unit value at end of period		$30.663		$26.008		$30.709		$27.001		$19.971		$36.759		$34.155		$29.428		$28.31		$27.52
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.255		$12.655		$11.809		$8.344		$15.640		$13.992		$13.233		$12.853		$12.279		$10
Accumulation unit value at end of period		$13.693		$12.255		$12.655		$11.809		$8.344		$15.640		$13.992		$13.233		$12.853		$12.279
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$18.097		$20.150		$17.737		$12.963		$22.128		$21.247		$18.438		$16.463		$14.106		$10
Accumulation unit value at end of period		$21.490		$18.097		$20.150		$17.737		$12.963		$22.128		$21.247		$18.438		$16.463		$14.106
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.458		$3.614		$3.217		$2.601		$12.365		$12.655		$11.8		$11.781		$11.036		$10
Accumulation unit value at end of period		$3.836		$3.458		$3.614		$3.217		$2.601		$12.365		$12.655		$11.8		$11.781		$11.036
Number of accumulation units outstanding at end of period (000’s omitted)		0		2		3		3		4		4		4		4		4		4
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$13.034		$13.317		$11.710		$9.318		$15.464		$15.124		$13.422		$12.927		$12.064		$10
Accumulation unit value at end of period		$14.923		$13.034		$13.317		$11.710		$9.318		$15.464		$15.124		$13.422		$12.927		$12.064
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$17.797		$18.568		$15.368		$11.435		$18.786		$19.406		$17.237		$16.001		$13.675		$10
Accumulation unit value at end of period		$20.560		$17.797		$18.568		$15.368		$11.435		$18.786		$19.406		$17.237		$16.001		$13.675
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		0
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$12.970		$13.100		$10.492		$8.080		$16.204		$15.565		$17.237		$14.038		$11.972		$10
Accumulation unit value at end of period		$14.792		$12.970		$13.100		$10.492		$8.080		$16.204		$15.565		$15.436		$14.038		$11.972
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.218		$14.387		$12.767		$10.982		$13.079		$12.161		$11.55		$11.478		$10.782		$10
Accumulation unit value at end of period		$15.795		$14.218		$14.387		$12.767		$10.982		$13.079		$12.161		$11.55		$11.478		$10.782
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.95%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$51.557		$52.744		$47.423		$32.762		$62.035		$52.733		$51.126		$46.522		$44.96		$33.912
Accumulation unit value at end of period		$55.557		$51.557		$52.744		$47.423		$32.762		$62.035		$52.733		$51.126		$46.522		$44.96
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$30.137		$33.496		$28.604		$19.223		$47.064		$36.475		$33.761		$31.338		$28.265		$19.497
Accumulation unit value at end of period		$34.351		$30.137		$33.496		$28.604		$19.223		$47.064		$36.475		$33.761		$31.338		$28.265
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$48.825		$51.412		$41.832		$29.310		$55.962		$48.668		$41.34		$36.056		$31.536		$22.586
Accumulation unit value at end of period		$53.875		$48.825		$51.412		$41.832		$29.310		$55.962		$48.668		$41.34		$36.056		$31.536
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$6.836		$6.758		$6.036		$5.211		$8.122		$8.287		$7.215		$7.03		$6.343		$4.999
Accumulation unit value at end of period		$7.693		$6.836		$6.758		$6.036		$5.211		$8.122		$8.287		$7.215		$7.03		$6.343
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$9.659		$9.748		$8.762		$7.452		$10.376		$11.153		$9.582		$9.3		$8.293		$6.556
Accumulation unit value at end of period		$10.854		$9.659		$9.748		$8.762		$7.452		$10.376		$11.153		$9.582		$9.3		$8.293
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$15.463		$18.603		$16.898		$11.363		$25.632		$20.191		$15.533		$12.378		$10.101		$7.207
Accumulation unit value at end of period	$	N/A		$15.463		$18.603		$16.898		$11.363		$25.632		$20.191		$15.533		$12.378		$10.101
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$14.987		$15.248		$12.246		$9.225		$15.794		$15.883		$15.038		$14.073		$12.56		$10
Accumulation unit value at end of period		$17.543		$14.987		$15.248		$12.246		$9.225		$15.794		$15.883		$15.038		$14.073		$12.56
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$26.093		$26.363		$23.409		$17.843		$27.741		$26.242		$24.498		$24.103		$23.137		$18.72
Accumulation unit value at end of period		$28.658		$26.093		$26.363		$23.409		$17.843		$27.741		$26.242		$24.498		$24.103		$23.137
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$16.911		$15.539		$15.719		$13.561		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$16.911		$15.539		$15.719		$13.561
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.332		$8.027		$7.663		$7.098		$8.695		$8.510		$8.52		$8.232		$7.964		$7.728
Accumulation unit value at end of period		$8.797		$8.332		$8.027		$7.663		$7.098		$8.695		$8.51		$8.285		$8.232		$7.964
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$20.609		$21.993		$19.212		$15.438		$23.486		$21.269		$19.978		$18.693		$17.649		$14.18
Accumulation unit value at end of period		$23.458		$20.609		$21.993		$19.212		$15.438		$23.486		$21.269		$19.978		$18.693		$17.649
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$10.754		$10.979		$9.784		$7.436		$12.290		$12.363		$11.092		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.216		$10.754		$10.979		$9.784		$7.436		$12.290		$12.363		$11.092	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.377		$1.319		$1.263		$1.195		$1.511		$1.479		$1.446		$1.441		$1.406		$1.363
Accumulation unit value at end of period		$1.406		$1.377		$1.319		$1.263		$1.195		$1.511		$1.479		$1.446		$1.441		$1.406
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.835		$2.127		$1.955		$1.541		$3.069		$2.681		$2.177		$1.938		$1.671		$1.312
Accumulation unit value at end of period		$2.112		$1.835		$2.127		$1.955		$1.541		$3.069		$2.681		$2.177		$1.938		$1.671
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.384		$2.588		$2.144		$1.685		$2.580		$2.553		$2.081		$1.924		$1.557		$1.117
Accumulation unit value at end of period		$2.660		$2.384		$2.588		$2.144		$1.685		$2.580		$2.553		$2.081		$1.924		$1.557
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.588		$1.454		$1.118
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.588		$1.454
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$7.424		$7.678		$7.038		$5.813		$8.155		$7.931		$7.334		$7.169		$6.844		$5.916
Accumulation unit value at end of period		$8.227		$7.424		$7.678		$7.038		$5.813		$8.155		$7.931		$7.334		$7.169		$6.844
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.852		$2.705		$2.587		$2.440		$2.371		$2.281		$2.233		$2.219		$2.181		$2.174
Accumulation unit value at end of period		$2.879		$2.852		$2.705		$2.587		$2.440		$2.371		$2.281		$2.233		$2.219		$2.181
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.021		$4.869		$3.98
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.021		$4.869
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.371		$9.200		$8.227		$5.992		$8.031		$8.111		$7.485		$7.345		$6.662		$5.45
Accumulation unit value at end of period		$10.562		$9.371		$9.200		$8.227		$5.992		$8.031		$8.111		$7.485		$7.345		$6.662
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.442		$12.775		$12.816		$9.786		$19.266		$17.143		$13.88		$12.18		$10.657		$8.504
Accumulation unit value at end of period		$12.356		$10.442		$12.775		$12.816		$9.786		$19.266		$17.143		$13.88		$12.18		$10.657
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.162		$2.206		$2.030		$1.651		$2.646		$2.385		$2.106		$2.106		$1.951		$1.5
Accumulation unit value at end of period		$2.328		$2.162		$2.206		$2.030		$1.651		$2.646		$2.385		$2.106		$2.106		$1.951
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.598		$2.648		$2.700		$2.743		$2.725		$2.646		$2.578		$2.556		$2.582		$2.614
Accumulation unit value at end of period		$2.548		$2.598		$2.648		$2.700		$2.743		$2.725		$2.646		$2.578		$2.556		$2.582
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.820		$1.931		$1.521		$1.103		$2.227		$2.138		$2.07		$1.971		$1.81		$1.388
Accumulation unit value at end of period		$2.042		$1.820		$1.931		$1.521		$1.103		$2.227		$2.138		$2.07		$1.971		$1.81
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.915		$0.786		$0.500		$0.948		$0.845		$0.855		$0.84		$0.841		$0.585
Accumulation unit value at end of period	$	N/A	$	N/A		$0.915		$0.786		$0.500		$0.948		$0.845		$0.855		$0.84		$0.841
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$27.615		$28.892		$25.778		$20.355		$29.113		$25.699		$24.413		$23.92		$23.123		$19.982
Accumulation unit value at end of period		$30.466		$27.615		$28.892		$25.778		$20.355		$29.113		$25.699		$24.413		$23.92		$23.123
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$38.320		$40.078		$34.857		$26.186		$46.442		$40.269		$36.746		$32.035		$28.283		$22.446
Accumulation unit value at end of period		$43.755		$38.320		$40.078		$34.857		$26.186		$46.442		$40.269		$36.746		$32.035		$28.283
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$34.124		$34.454		$30.504		$23.884		$42.463		$42.643		$36.169		$34.829		$31.839		$24.905
Accumulation unit value at end of period		$39.263		$34.124		$34.454		$30.504		$23.884		$42.463		$42.643		$36.169		$34.829		$31.839
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$48.021		$48.857		$40.112		$31.877		$61.516		$49.401		$47.133		$45.416		$44.791		$34.373
Accumulation unit value at end of period		$54.019		$48.021		$48.857		$40.112		$31.877		$61.516		$49.401		$47.133		$45.416		$44.791
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—				—		—		—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$147.492		$147.357		$130.607		$105.172		$170.196		$164.581		$144.978		$140.995		$129.957		$103.177
Accumulation unit value at end of period		$167.688		$147.492		$147.357		$130.607		$105.172		$170.196		$164.581		$144.978		$140.995		$129.957
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$14.874		$14.305		$12.088		$10.502		$14.688		$15.390		$13.395		$13.203		$12.128		$10
Accumulation unit value at end of period		$16.334		$14.874		$14.305		$12.088		$10.502		$14.688		$15.39		$13.395		$13.203		$12.128
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$18.512		$19.609		$15.591		$12.307		$18.732		$19.565		$17.05		$15.981		$13.167		$10
Accumulation unit value at end of period		$21.495		$18.512		$19.609		$15.591		$12.307		$18.732		$19.565		$17.05		$15.981		$13.167
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.083		$14.990		$13.779		$11.171		$12.830		$12.352		$11.633		$11.689		$10.854		$10
Accumulation unit value at end of period		$16.680		$15.083		$14.990		$13.779		$11.171		$12.830		$12.352		$11.633		$11.689		$10.854
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.372		$11.935		$11.557		$11.429		$10.830		$10.358		$10.151		$10.106		$9.957		$10
Accumulation unit value at end of period		$12.364		$12.372		$11.935		$11.557		$11.429		$10.830		$10.358		$10.151		$10.106		$9.957
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.167		$11.367		$10.807		$10.164		$10.12		$10.182		$9.938		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.167		$11.367		$10.807		$10.164		$10.12		$10.182		$9.938
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.137		$20.104		$18.307		$15.135		$21.567		$19.661		$16.288		$14.318		$12.351		$10
Accumulation unit value at end of period		$21.277		$19.137		$20.104		$18.307		$15.135		$21.567		$19.661		$16.288		$14.318		$12.351
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$13.620		$14.031		$12.865		$10.405		$16.868		$16.620		$14.313		$13.198		$11.947		$10
Accumulation unit value at end of period		$15.262		$13.620		$14.031		$12.865		$10.405		$16.868		$16.62		$14.313		$13.198		$11.947
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.171		$31.708		$27.491		$16.239		$35.007		$27.715		$22.058		$17.647		$14.427		$10
Accumulation unit value at end of period		$29.047		$26.171		$31.708		$27.491		$16.239		$35.007		$27.715		$22.058		$17.647		$14.427
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.482		$25.480		$21.534		$12.763		$26.638		$19.567		$14.648		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$23.972		$20.482		$25.480		$21.534		$12.763		$26.638		$19.567		$14.648	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$7.999		$6.701		$4.641
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$7.999		$6.701
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.444		$24.658		$17.597		$15.924		$12.438
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.444		$24.658		$17.597		$15.924
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.747		$13.182		$11.048		$8.191		$14.154	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.193		$11.747		$13.182		$11.048		$8.191		$14.154	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.071	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.069		$6.071	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.321		$5.842		$4.674		$11.750		$15.402		$13.485		$12.98		$12.177		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.321		$5.842		$4.674		$11.750		$15.402		$13.485		$12.98		$12.177
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$13.809		$13.543		$13.113		$10.471		$14.956		$13.633		$13.207		$12.449		$11.799		$10
Accumulation unit value at end of period		$16.375		$13.809		$13.543		$13.113		$10.471		$14.956		$13.633		$13.207		$12.449		$11.799
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$18.773		$20.470		$17.759		$13.765		$25.355		$27.368		$19.565		$17.46		$13.033		$10
Accumulation unit value at end of period		$23.590		$18.773		$20.470		$17.759		$13.765		$25.355		$27.368		$19.565		$17.46		$13.033
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.007		$18.391		$17.638		$15.646		$23.581		$19.929		$16.194		$14.13		$11.659		$10
Accumulation unit value at end of period		$21.347		$21.007		$18.391		$17.638		$15.646		$23.581		$19.929		$16.194		$14.13		$11.659
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.292		$11.318		$10.086		$8.132		$13.204		$12.810		$11.314		$11.042		$10.225	$	N/A
Accumulation unit value at end of period		$12.800		$11.292		$11.318		$10.086		$8.132		$13.204		$12.81		$11.314		$11.042	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$14.861		$17.109		$16.277	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$17.646		$14.861		$17.109		$16.277	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.329		$13.798		$11.769		$8.845		$14.738		$14.608		$13.05		$11.361		$10.077	$	N/A
Accumulation unit value at end of period		$15.182		$13.329		$13.798		$11.769		$8.845		$14.738		$14.608		$13.05		$11.361	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.408		$14.565		$11.819		$8.424		$15.278		$13.287		$12.161		$11.159		$10.382	$	N/A
Accumulation unit value at end of period		$15.270		$13.408		$14.565		$11.819		$8.424		$15.278		$13.287		$12.161		$11.159	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A

JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.479		$13.451		$11.108		$8.854		$13.993		$14.137		$12.348		$11.469		$10.258	$	N/A
Accumulation unit value at end of period		$15.915		$13.479		$13.451		$11.108		$8.854		$13.993		$14.137		$12.348		$11.469	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.016		$18.216		$14.608	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$19.982		$17.016		$18.216		$14.608	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$11.941		$12.405		$11.135		$8.492		$13.279		$12.258		$10.759		$10.719		$10.036	$	N/A
Accumulation unit value at end of period		$13.779		$11.941		$12.405		$11.135		$8.492		$13.279		$12.258		$10.759		$10.719	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.300		$21.383		$19.942		$16.658		$15.342		$13.214		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.300		$21.383		$19.942		$16.658		$15.342		$13.214
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.776		$17.975		$17.889		$15.608		$14.57		$12.27		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.776		$17.975		$17.889		$15.608		$14.57		$12.27
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.150		$18.213		$19.686		$17.451		$17.202		$13.791		$10.34
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.150		$18.213		$19.686		$17.451		$17.202		$13.791
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$40.016		$40.136		$37.753		$30.574		$37.037		$34.164		$31.456		$29.706		$27.907		$24.946
Accumulation unit value at end of period		$44.594		$40.016		$40.136		$37.753		$30.574		$37.037		$34.164		$31.456		$29.706		$27.907
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$36.658		$37.910		$30.710		$21.619		$39.165		$32.721		$29.361		$26.652		$22.504		$16.981
Accumulation unit value at end of period		$42.173		$36.658		$37.910		$30.710		$21.619		$39.165		$32.721		$29.361		$26.652		$22.504
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$22.889		$24.641		$21.937		$16.402		$27.741		$24.576		$22.495		$21.989		$21.45		$16.6
Accumulation unit value at end of period		$26.624		$22.889		$24.641		$21.937		$16.402		$27.741		$24.576		$22.495		$21.989		$21.45
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$19.582		$20.576		$18.184		$13.947		$19.721		$18.762		$16.622		$15.405		$13.333		$10
Accumulation unit value at end of period		$21.279		$19.582		$20.576		$18.184		$13.947		$19.721		$18.762		$16.622		$15.405		$13.333
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$10.882		$17.314		$18.803		$15.728		$15.503		$13.386		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$10.882		$17.314		$18.803		$15.728		$15.503		$13.386
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$25.748		$30.431		$26.783		$19.829		$36.534		$33.979		$29.305		$28.22		$27.459		$22.578
Accumulation unit value at end of period		$30.326		$25.748		$30.431		$26.783		$19.829		$36.534		$33.979		$29.305		$28.22		$27.459
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.151		$12.560		$11.732		$8.297		$15.569		$13.942		$13.199		$12.832		$12.271		$10
Accumulation unit value at end of period		$13.564		$12.151		$12.560		$11.732		$8.297		$15.569		$13.942		$13.199		$12.832		$12.271
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$17.944		$19.998		$17.621		$12.891		$22.027		$21.171		$18.39		$16.436		$14.096		$10
Accumulation unit value at end of period		$21.287		$17.944		$19.998		$17.621		$12.891		$22.027		$21.171		$18.39		$16.436		$14.096
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.429		$3.587		$3.196		$2.587		$12.309		$12.609		$11.769		$11.762		$11.029		$10
Accumulation unit value at end of period		$3.800		$3.429		$3.587		$3.196		$2.587		$12.309		$12.609		$11.769		$11.762		$11.029
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$12.924		$13.217		$11.634		$9.266		$15.393		$15.069		$13.387		$12.906		$12.056		$10
Accumulation unit value at end of period		$14.782		$12.924		$13.217		$11.634		$9.266		$15.393		$15.069		$13.387		$12.906		$12.056
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$17.646		$18.429		$15.268		$11.371		$18.701		$19.336		$17.192		$15.975		$13.666		$10
Accumulation unit value at end of period		$20.366		$17.646		$18.429		$15.268		$11.371		$18.701		$19.336		$17.192		$15.975		$13.666
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$12.860		$13.002		$10.424		$8.035		$16.130		$15.510		$15.395		$14.015		$11.964		$10
Accumulation unit value at end of period		$14.652		$12.860		$13.002		$10.424		$8.035		$16.130		$15.51		$15.395		$14.015		$11.964
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.098		$14.279		$12.684		$10.921		$13.020		$12.117		$11.52		$11.46		$10.775		$10
Accumulation unit value at end of period		$15.645		$14.098		$14.279		$12.684		$10.921		$13.020		$12.117		$11.52		$11.46		$10.775
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.95%

Subaccount	2012		2011		2010		2009		2008		2007		2006		2005		2004		2003
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period		$51.557		$52.744		$47.423		$32.762		$62.035		$52.733		$51.126		$46.522		$44.96		$33.912
Accumulation unit value at end of period		$55.557		$51.557		$52.744		$47.423		$32.762		$62.035		$52.733		$51.126		$46.522		$4.96
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$30.137		$33.496		$28.604		$19.223		$47.064		$36.475		$33.761		$31.338		$28.265		$19.497
Accumulation unit value at end of period		$34.351		$30.137		$33.496		$28.604		$19.223		$47.064		$36.475		$33.761		$31.338		$28.265
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period		$48.825		$51.412		$41.832		$29.310		$55.962		$48.668		$41.34		$36.056		$31.536		$22.586
Accumulation unit value at end of period		$53.875		$48.825		$51.412		$41.832		$29.310		$55.962		$48.668		$41.34		$36.056		$31.536
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period		$6.836		$6.758		$6.036		$5.211		$8.122		$8.287		$7.215		$7.03		$6.343		$4.999
Accumulation unit value at end of period		$7.693		$6.836		$6.758		$6.036		$5.211		$8.122		$8.287		$7.215		$7.03		$6.343
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
American Century VP Value Subaccount
Accumulation unit value at beginning of period		$9.659		$9.748		$8.762		$7.452		$10.376		$11.153		$9.582		$9.3		$8.293		$6.556
Accumulation unit value at end of period		$10.854		$9.659		$9.748		$8.762		$7.452		$10.376		$11.153		$9.582		$9.3		$8.293
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period		$15.463		$18.603		$16.898		$11.363		$25.632		$20.191		$15.533		$12.378		$10.101		$7.207
Accumulation unit value at end of period	$	N/A		$15.463		$18.603		$16.898		$11.363		$25.632		$20.191		$15.533		$12.378		$10.101
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period		$14.987		$15.248		$12.246		$9.225		$15.794		$15.883		$15.038		$14.073		$12.56		$10
Accumulation unit value at end of period		$17.543		$14.987		$15.248		$12.246		$9.225		$15.794		$15.883		$15.038		$14.073		$12.56
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period		$26.093		$26.363		$23.409		$17.843		$27.741		$26.242		$24.498		$24.103		$23.137		$18.72
Accumulation unit value at end of period		$28.658		$26.093		$26.363		$23.409		$17.843		$27.741		$26.242		$24.498		$24.103		$23.137
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$16.911		$15.539		$15.719		$13.561		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$16.911		$15.539		$15.719		$13.561
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period		$8.332		$8.027		$7.663		$7.098		$8.695		$8.510		$8.285		$8.232		$7.964		$7.728
Accumulation unit value at end of period		$8.797		$8.332		$8.027		$7.663		$7.098		$8.695		$8.51		$8.285		$8.232		$7.964
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period		$20.609		$21.993		$19.212		$15.438		$23.486		$21.269		$19.978		$18.693		$17.649		$14.18
Accumulation unit value at end of period		$23.458		$20.609		$21.993		$19.212		$15.438		$23.486		$21.269		$19.978		$18.693		$17.649
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Core Equity VIP Subaccount
Accumulation unit value at beginning of period		$10.754		$10.979		$9.784		$7.436		$12.290		$12.363		$11.092		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$12.216		$10.754		$10.979		$9.784		$7.436		$12.290		$12.363		$11.092	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period		$1.377		$1.319		$1.263		$1.195		$1.511		$1.479		$1.446		$1.441		$1.406		$1.363
Accumulation unit value at end of period		$1.406		$1.377		$1.319		$1.263		$1.195		$1.511		$1.479		$1.446		$1.441		$1.406
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Diversified International Equity VIP Subaccount
Accumulation unit value at beginning of period		$1.835		$2.127		$1.955		$1.541		$3.069		$2.681		$2.177		$1.938		$1.671		$1.312
Accumulation unit value at end of period		$2.112		$1.835		$2.127		$1.955		$1.541		$3.069		$2.681		$2.177		$1.938		$1.671
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$2.384		$2.588		$2.144		$1.685		$2.580		$2.553		$2.081		$1.924		$1.557		$1.117
Accumulation unit value at end of period		$2.660		$2.384		$2.588		$2.144		$1.685		$2.580		$2.553		$2.081		$1.924		$1.557
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Focus Value + Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.588		$1.454		$1.118
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$1.588		$1.454
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period		$6.917		$7.154		$6.557		$5.416		$7.599		$7.390		$6.834		$6.679		$6.377		$5.512
Accumulation unit value at end of period		$7.665		$6.917		$7.154		$6.557		$5.416		$7.599		$7.39		$6.834		$6.679		$6.377
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period		$2.852		$2.705		$2.587		$2.440		$2.371		$2.281		$2.233		$2.219		$2.181		$2.174
Accumulation unit value at end of period		$2.879		$2.852		$2.705		$2.587		$2.440		$2.371		$2.281		$2.233		$2.219		$2.181
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Growth Subaccount (Liquidated 4/29/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.014		$4.862		$3.975
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$5.014		$4.862
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period		$9.129		$8.962		$8.015		$5.837		$7.824		$7.902		$7.292		$7.155		$6.489		$5.309
Accumulation unit value at end of period		$10.289		$9.129		$8.962		$8.015		$5.837		$7.824		$7.902		$7.292		$7.155		$6.489
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS International VIP Subaccount
Accumulation unit value at beginning of period		$10.442		$12.775		$12.816		$9.786		$19.266		$17.143		$13.88		$12.18		$10.657		$8.504
Accumulation unit value at end of period		$12.356		$10.442		$12.775		$12.816		$9.786		$19.266		$17.143		$13.88		$12.18		$10.657
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period		$2.162		$2.206		$2.030		$1.651		$2.646		$2.385		$2.106		$2.106		$1.951		$1.5
Accumulation unit value at end of period		$2.328		$2.162		$2.206		$2.030		$1.651		$2.646		$2.385		$2.106		$2.106		$1.951
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period		$2.598		$2.648		$2.700		$2.743		$2.725		$2.646		$2.578		$2.556		$2.582		$2.614
Accumulation unit value at end of period		$2.548		$2.598		$2.648		$2.700		$2.743		$2.725		$2.646		$2.578		$2.556		$2.582
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period		$1.820		$1.931		$1.521		$1.103		$2.227		$2.138		$2.07		$1.971		$1.81		$1.388
Accumulation unit value at end of period		$2.042		$1.820		$1.931		$1.521		$1.103		$2.227		$2.138		$2.07		$1.971		$1.81
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
DWS Technology VIP, merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$0.915		$0.786		$0.500		$0.948		$0.845		$0.855		$0.84		$0.841		$0.585
Accumulation unit value at end of period	$	N/A	$	N/A		$0.915		$0.786		$0.500		$0.948		$0.845		$0.855		$0.84		$0.841
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period		$27.615		$28.892		$25.778		$20.355		$29.113		$25.699		$24.413		$23.92		$23.123		$19.982
Accumulation unit value at end of period		$30.466		$27.615		$28.892		$25.778		$20.355		$29.113		$25.699		$24.413		$23.92		$23.123
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period		$38.320		$40.078		$34.857		$26.186		$46.442		$40.269		$36.746		$32.035		$28.283		$22.446
Accumulation unit value at end of period		$43.755		$38.320		$40.078		$34.857		$26.186		$46.442		$40.269		$36.746		$32.035		$28.283
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period		$34.124		$34.454		$30.504		$23.884		$42.463		$42.643		$36.169		$34.829		$31.839		$24.905
Accumulation unit value at end of period		$39.263		$34.124		$34.454		$30.504		$23.884		$42.463		$42.643		$36.169		$34.829		$31.839
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period		$48.021		$48.857		$40.112		$31.877		$61.516		$49.401		$47.133		$45.416		$44.791		$34.373
Accumulation unit value at end of period		$54.019		$48.021		$48.857		$40.112		$31.877		$61.516		$49.401		$47.133		$45.416		$44.791
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period		$147.492		$147.357		$130.607		$105.172		$170.196		$164.581		$144.978		$140.995		$129.957		$103.177
Accumulation unit value at end of period		$167.688		$147.492		$147.357		$130.607		$105.172		$170.196		$164.581		$144.978		$140.995		$129.957
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period		$14.874		$14.305		$12.088		$10.502		$14.688		$15.390		$13.395		$13.203		$12.128		$10
Accumulation unit value at end of period		$16.334		$14.874		$14.305		$12.088		$10.502		$14.688		$15.39		$13.395		$13.203		$12.128
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period		$18.512		$19.609		$15.591		$12.307		$18.732		$19.565		$17.05		$15.981		$13.167		$10
Accumulation unit value at end of period		$21.495		$18.512		$19.609		$15.591		$12.307		$18.732		$19.565		$17.05		$15.981		$13.167
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period		$15.083		$14.990		$13.779		$11.171		$12.830		$12.352		$11.633		$11.689		$10.854		$10
Accumulation unit value at end of period		$16.680		$15.083		$14.990		$13.779		$11.171		$12.830		$12.352		$11.633		$11.689		$10.854
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period		$12.372		$11.935		$11.557		$11.429		$10.830		$10.358		$10.151		$10.106		$9.957		$10
Accumulation unit value at end of period		$12.364		$12.372		$11.935		$11.557		$11.429		$10.830		$10.358		$10.151		$10.106		$9.957
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period	$	N/A	$	N/A		$11.167		$11.367		$10.807		$10.164		$10.12		$10.182		$9.938		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A		$11.167		$11.367		$10.807		$10.164		$10.12		$10.182		$9.938
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Global Discovery Securities Subaccount
Accumulation unit value at beginning of period		$19.137		$20.104		$18.307		$15.135		$21.567		$19.661		$16.288		$14.318		$12.351		$10
Accumulation unit value at end of period		$21.277		$19.137		$20.104		$18.307		$15.135		$21.567		$19.661		$16.288		$14.318		$12.351
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period		$13.620		$14.031		$12.865		$10.405		$16.868		$16.620		$14.313		$13.198		$11.947		$10
Accumulation unit value at end of period		$15.262		$13.620		$14.031		$12.865		$10.405		$16.868		$16.62		$14.313		$13.198		$11.947
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period		$26.171		$31.708		$27.491		$16.239		$35.007		$27.715		$22.058		$17.647		$14.427		$10
Accumulation unit value at end of period		$29.047		$26.171		$31.708		$27.491		$16.239		$35.007		$27.715		$22.058		$17.647		$14.427
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period		$20.482		$25.480		$21.534		$12.763		$26.638		$19.567		$14.648		$10	$	N/A	$	N/A
Accumulation unit value at end of period		$23.972		$20.482		$25.480		$21.534		$12.763		$26.638		$19.567		$14.648	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$7.999		$6.701		$4.641
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$7.999		$6.701
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		—		—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.444		$24.658		$17.597		$15.924		$12.438
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$29.444		$24.658		$17.597		$15.924
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
ING VP Global Resources Subaccount
Accumulation unit value at beginning of period		$11.747		$13.182		$11.048		$8.191		$14.154	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$11.193		$11.747		$13.182		$11.048		$8.191		$14.154	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		N/A		N/A		N/A		N/A
Invesco V.I. Dividend Growth Services Subaccount
Accumulation unit value at beginning of period		$6.071	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$7.069		$6.071	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period	$	N/A		$6.321		$5.842		$4.674		$11.750		$15.402		$13.485		$12.98		$12.177		$10
Accumulation unit value at end of period	$	N/A	$	N/A		$6.321		$5.842		$4.674		$11.750		$15.402		$13.485		$12.98		$12.177
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		—		—		—		—		—		—		—		—
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period		$13.809		$13.543		$13.113		$10.471		$14.956		$13.633		$13.207		$12.449		$11.799		$10
Accumulation unit value at end of period		$16.375		$13.809		$13.543		$13.113		$10.471		$14.956		$13.633		$13.207		$12.449		$11.799
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period		$18.773		$20.470		$17.759		$13.765		$25.355		$27.368		$19.565		$17.46		$13.033		$10
Accumulation unit value at end of period		$23.590		$18.773		$20.470		$17.759		$13.765		$25.355		$27.368		$19.565		$17.46		$13.033
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Utilities Subaccount
Accumulation unit value at beginning of period		$21.007		$18.391		$17.638		$15.646		$23.581		$19.929		$16.194		$14.13		$11.659		$10
Accumulation unit value at end of period		$21.347		$21.007		$18.391		$17.638		$15.646		$23.581		$19.929		$16.194		$14.13		$11.659
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JP Morgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period		$11.292		$11.318		$10.086		$8.132		$13.204		$12.810		$11.314		$11.042		$10.225	$	N/A
Accumulation unit value at end of period		$12.800		$11.292		$11.318		$10.086		$8.132		$13.204		$12.81		$11.314		$11.042	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period		$14.861		$17.109		$16.277	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$17.646		$14.861		$17.109		$16.277	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust Intrepid MidCap Subaccount
Accumulation unit value at beginning of period		$13.329		$13.798		$11.769		$8.845		$14.738		$14.608		$13.05		$11.361		$10.077	$	N/A
Accumulation unit value at end of period		$15.182		$13.329		$13.798		$11.769		$8.845		$14.738		$14.608		$13.05		$11.361	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Mid Cap Growth Subaccount
Accumulation unit value at beginning of period		$13.408		$14.565		$11.819		$8.424		$15.278		$13.287		$12.161		$11.159		$10.382	$	N/A
Accumulation unit value at end of period		$15.270		$13.408		$14.565		$11.819		$8.424		$15.278		$13.287		$12.161		$11.159	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A

JP Morgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$13.479		$13.451		$11.108		$8.854		$13.993		$14.137		$12.348		$11.469		$10.258	$	N/A
Accumulation unit value at end of period		$15.915		$13.479		$13.451		$11.108		$8.854		$13.993		$14.137		$12.348		$11.469	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JP Morgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$17.016		$18.216		$14.608	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$19.982		$17.016		$18.216		$14.608	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		N/A		N/A		N/A		N/A		N/A		N/A
JP Morgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$11.941		$12.405		$11.135		$8.492		$13.279		$12.258		$10.759		$10.719		$10.036	$	N/A
Accumulation unit value at end of period		$13.779		$11.941		$12.405		$11.135		$8.492		$13.279		$12.258		$10.759		$10.719	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.300		$21.383		$19.942		$16.658		$15.342		$13.214		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.300		$21.383		$19.942		$16.658		$15.342		$13.214
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$11.776		$17.975		$17.889		$15.608		$14.57		$12.27		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$11.776		$17.975		$17.889		$15.608		$14.57		$12.27
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$12.150		$18.213		$19.686		$17.451		$17.202		$13.791		$10.34
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$12.150		$18.213		$19.686		$17.451		$17.202		$13.791
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		0		—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period		$40.016		$40.136		$37.753		$30.574		$37.037		$34.164		$31.456		$29.706		$27.907		$24.946
Accumulation unit value at end of period		$44.594		$40.016		$40.136		$37.753		$30.574		$37.037		$34.164		$31.456		$29.706		$27.907
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period		$36.658		$37.910		$30.710		$21.619		$39.165		$32.721		$29.361		$26.652		$22.504		$16.981
Accumulation unit value at end of period		$42.173		$36.658		$37.910		$30.710		$21.619		$39.165		$32.721		$29.361		$26.652		$22.504
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period		$22.889		$24.641		$21.937		$16.402		$27.741		$24.576		$22.495		$21.989		$21.45		$16.6
Accumulation unit value at end of period		$26.624		$22.889		$24.641		$21.937		$16.402		$27.741		$24.576		$22.495		$21.989		$21.45
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period		$19.582		$20.576		$18.184		$13.947		$19.721		$18.762		$16.622		$15.405		$13.333		$10
Accumulation unit value at end of period		$21.279		$19.582		$20.576		$18.184		$13.947		$19.721		$18.762		$16.622		$15.405		$13.386
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A		$10.882		$17.314		$18.803		$15.728		$15.503		$13.386		$10
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A		$10.882		$17.314		$18.803		$15.728		$15.503		$13.386
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period		$25.748		$30.431		$26.783		$19.829		$36.534		$33.979		$29.305		$28.22		$27.459		$22.578
Accumulation unit value at end of period		$30.326		$25.748		$30.431		$26.783		$19.829		$36.534		$33.979		$29.305		$28.22		$27.459
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period		$12.151		$12.560		$11.732		$8.297		$15.569		$13.942		$13.199		$12.832		$12.271		$10
Accumulation unit value at end of period		$13.564		$12.151		$12.560		$11.732		$8.297		$15.569		$13.942		$13.199		$12.832		$12.271
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$17.944		$19.998		$17.621		$12.891		$22.027		$21.171		$18.39		$16.436		$14.096		$10
Accumulation unit value at end of period		$21.287		$17.944		$19.998		$17.621		$12.891		$22.027		$21.171		$18.39		$16.436		$14.096
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period		$3.429		$3.587		$3.196		$2.587		$12.309		$12.609		$11.769		$11.762		$11.029		$10
Accumulation unit value at end of period		$3.800		$3.429		$3.587		$3.196		$2.587		$12.309		$12.609		$11.769		$11.762		$11.029
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period		$12.924		$13.217		$11.634		$9.266		$15.393		$15.069		$13.387		$12.906		$12.056		$10
Accumulation unit value at end of period		$14.782		$12.924		$13.217		$11.634		$9.266		$15.393		$15.069		$13.387		$12.906		$12.056
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period		$17.646		$18.429		$15.268		$11.371		$18.701		$19.336		$17.192		$15.975		$13.666		$10
Accumulation unit value at end of period		$20.366		$17.646		$18.429		$15.268		$11.371		$18.701		$19.336		$17.192		$15.975		$13.666
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period		$12.860		$13.002		$10.424		$8.035		$16.130		$15.510		$15.395		$14.015		$11.964		$10
Accumulation unit value at end of period		$14.652		$12.860		$13.002		$10.424		$8.035		$16.130		$15.51		$15.395		$14.015		$11.964
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period		$14.098		$14.279		$12.684		$10.921		$13.020		$12.117		$11.52		$11.46		$10.775		$10
Accumulation unit value at end of period		$15.645		$14.098		$14.279		$12.684		$10.921		$13.020		$12.117		$11.52		$11.46		$10.775
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements to be included in Part B:

All required financial statements are included in Part B of this registration statement.

(b)	Exhibits:

[5]1.1	A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

[5]1.2	A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2	Not Applicable.

[3]3.1a	Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

[28]3.1b	Limited Principal Underwriter Agreement dated November 10, 2010 by and between Zurich American Life Insurance Company and Investment Distributors, Inc.

[1]3.2	Addendum to Selling Group Agreement of Kemper Financial Services, Inc.

[6]3.3a	Selling Group Agreement of Investors Brokerage Services, Inc.

[6]3.4	General Agent Agreement.

[7]4.	Form of Variable Annuity Contract.

[19]4.1	Form of Guaranteed Minimum Death Benefit Rider.

[19]4.2	Form of Earnings Based Death Benefit Rider.

[19]4.3	Form of Guaranteed Retirement Income Benefit Rider.

[7]5.	Form of Application.

[28]6.1a	Kemper Investors Life Insurance Company Articles of Incorporation.

[3]6.1b	Zurich American Life Insurance Company Articles of Incorporation.

[28]6.2a	Kemper Investors Life Insurance Company Bylaws.

[6]6.2b	Zurich American Life Insurance Company Bylaws.

[23]7.	Coinsurance Agreement between KILICO and Chase Insurance Life and Annuity Company (formerly known as Federal Kemper Life Assurance Company).

[2]8.1	Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and Lexington Management Corporation (now known as ING Investors Trust).

[2]8.2	Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management Corporation (now known as ING Investors Trust).

[2]8.3	Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Management LLC.

[7]8.3(a)	Service Agreement between KILICO and Janus Capital Management LLC.

[4]8.4(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[20]8.4(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[13]8.4(c)	Third Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[4]8.5(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[20]8.5(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[10]8.6(a)	Participation Agreement between KILICO and Scudder Variable Life Investment Fund (now known as DWS Variable Series I).

[10]8.6(b)	Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc.

[10]8.6(c)	Indemnification Agreement between KILICO and Scudder Kemper Investments, Inc.

[28]8.6(f)	Amendment to Participation Agreement Dated as of June 26, 1998, Between Zurich American Life Insurance Company and DWS Variable Series I (formerly, Scudder Variable Life Investment Fund and Scudder Variable Series I), dated April 11, 2011.

[15]8.7(a)	Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7(b)	Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[16]8.7(c)	November 1, 1999 Amendment to Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7(d)	November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[29]8.7(e)	Amendment No. 2 to Fund Participation Agreement Dated April 27, 1999, Between Zurich American Life Insurance Company, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated April 8, 2011.

[18]8.8	Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

[16]8.9(a)	Fund Participation Agreement by and among The Alger American Fund, ZALICO and Fred Alger & Company, Incorporated.

[16]8.9(b)	Service Agreement between Fred Alger Management, Inc. and KILICO (redacted).

[29]8.9(c)	Amendment No. 1 to Participation Agreement Dated May 1, 1999, Between Zurich American Life Insurance Company, The Alger Portfolios (formerly The Alger American Fund), and Fred Alger & Company Incorporated, dated April 1, 2011.

[14]8.10	Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

[17]8.11	Fund Participation Agreement among KILICO, Zurich American Fund (now known as DWS Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

[22]8.12	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Zurich American Life Insurance Company.

[24]8.13(a)	Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds), INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

[24]8.13(b)	Administrative Services Agreement by and between INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds) and Kemper Investors Life Insurance Company

[29]8.13(c)	Amendment No. 1 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated May 28, 2008.

[29]8.13(d)	Amendment No. 2 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated April 30, 2010.

[29]8.13(e)	Form of Amendment No. 3 to Participation Agreement Dated April 30, 2004, Between Zurich American Life Insurance Company, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), and Invesco Distributors, Inc.

[24]8.14(a)	Form of Fund Participation Agreement between KILICO and One Group Investment Trust (now known as JPMorgan Investment Trust).

[24]8.14(b)	Form of Supplemental Payment Agreement (redacted)

[26]8.15	Form of Rule 22c-2 Shareholder Information Agreement

[8]9	Opinion and Consent of Counsel.

[27]10.	Consent of PricewaterhouseCoopers LLP, Independent Accountants.

[11]11.1	Schedule III: Supplementary Insurance Information (years ended December 31, 2004 and 2003.

[11]11.2	Schedule IV: Reinsurance (year ended December 31, 2004).

[12]11.3	Schedule IV: Reinsurance (year ended December 31, 2003).

[11]11.4	Schedule V: Valuation and qualifying accounts (year ended December 31, 2004).

[12]11.5	Schedule V: Valuation and qualifying accounts (year ended December 31, 2003).

12.	Not Applicable.

[24]14.	Organizational Charts

[27]15.4	Powers of Attorney dated April 30, 2013

[1]	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

[2]	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

[3]	Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for ZALICO (File No. 333-02491) filed on or about April 12, 1996.

[4]	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

[5]	Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

[6]	Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

[7]	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

[8]	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about March 2, 2001.

[10]	Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

[11]	Incorporated by reference to Form 10-K for Kemper Investor Life Insurance Company for fiscal year ended December 31, 2004 filed on or about March 30, 2005.

[12]	Incorporated by reference to Form 10-K for Kemper Investor Life Insurance Company for fiscal year ended December 31, 2003 filed on or about March 31, 2004.

[13]	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

[14]	Incorporated by reference to the Registration Statement on Form S-1 (File No. 333-32632) filed on or about March 16, 2000.

[15]	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

[16]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

[17]	Incorporated by reference to Amendment No. 3 to the Registration Statement of ZALICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

[18]	Incorporated herein by reference to Post –Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

[19]	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about March 2, 2001.

[20]	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

[21]	Incorporated herein by reference to Post–Effective Amendment No. 33 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2001.

[22]	Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

[23]	Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 2, 2003.

[24]	Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2004.

[25]	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about May 1, 2005.

[26]	Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about April 27, 2007.

[27]	Filed herewith.

[28]	Incorporated by referenced to Post-Effective No. 47 to the Registration Statement on Form N-4 (File No. 2-72671) filed on April 29, 2011.

[29]	Incorporated by reference to Post-Effective No. 22 to the Registration Statement on Form N-4 (File No. 33-22373) filed on April 29, 2011.

[30]	Incorporated by reference to Post-Effective No. 48 to the Registration Statement on N-4 (File No. 2-72671) filed on April 30, 2012.

Item 25.	Directors and Officers of Zurich American Life Insurance Company (“ZALICO”)

The directors and officers of ZALICO are listed below together with their current positions.

Name	Office with ZALICO

David Dietz[3]	President and Chief Executive Officer

Richard Grilli[3]	Senior Vice President and Chief Operating Officer

Simon Lodge[3]	Senior Vice President and Chief Financial Officer

Paul W. Noffke[2]	Director

Richard J. Hauser[2]	Director and Assistant Treasurer

Stuart Berman[3]	Director

Michael Rohwetter[3]	Vice President and Chief Investment Officer

Elizabeth McInerney[3]	Vice President and Chief Operations Officer

Cathy Hall[1]	Vice President and Chief Compliance Officer

Patrick J. Carty[3]	Vice President, General Counsel and Corporate Secretary

Cathy Ehrlich[3]	Vice President, Chief Life Actuary, Appointed Actuary and Illustration Actuary

Sherif Zakhary[3]	Vice President

Dennis Roberts[4]	Vice President

Leeann Gladys Badgett [1]	Assistant Vice President

Michael DeStasi[3]	Assistant Vice President and Controller

Dawn Cummings-Fritz[2]	Director and Assistant Vice President

Margaret Labno[2]	Assistant Vice President

Rosario Cecco[3]	Assistant Vice President

David Dampman[5]	Assistant Secretary

Juanita M. Thomas, Esq.3 serves as the Chief Compliance Officer for the Registrant

[1]	The principal business address is 3003 77th Avenue, SE, Mercer Island, WA 98040.
[2]	The principal business address is 1400 American Lane, Schaumburg, IL 60196.
[3]	The principal business address is One Liberty Plaza, 165 Broadway, New York, NY 10006.
[4]	The principal business address is 200 Sam Houston Parkway, Suite 1300, Houston, TX 77042.
[5]	The principal business address is 7045 College Blvd., Overland Park, KS 66211.

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Organizations Affiliated with Zurich U.S. Insurance Group

Company	Domicile	Ownership	%
17-40 Direct Limited	GB	Endsleigh Insurance Services Limited	100.00
Access Franchise Management Limited	GB	Zurich Assurance Ltd	100.00
ACN 000 141 051 Ltd.	AU	Zurich Financial Services Australia Limited	100.00
Activita Care Management AG	CH	Zurich Versicherungs-Gesellschaft AG	30.00
ADAC Autoversicherung AG	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	51.00
Afterland Limited	GB	Zurich Assurance Ltd	100.00
AG Haus der Wirtschaft	DE	Zurich Versicherungs-Gesellschaft AG	8.16
AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	ES	Zurich Insurance plc, Sucursal en Espana	100.00
Albert Road 1 UK Limited	GB	Zurich Assurance Ltd	100.00
Albert Road 2 UK Limited	GB	Zurich Assurance Ltd	100.00
Allied Dunbar (Staff Pension Plan) Trustee Limited	GB	Allied Dunbar Assurance plc	100.00
Allied Dunbar Asset Management plc	GB	Allied Dunbar Assurance plc	99.99
Allied Dunbar Asset Management plc	GB	Zurich Trustee Company (UK) Limited	0.01
Allied Dunbar Assurance plc	GB	Zurich Financial Services (UKISA) Limited	100.00
Allied Dunbar Financial Services Limited	GB	Allied Dunbar Assurance plc	100.00
Allied Dunbar Healthcare Marketing Limited	GB	Allied Dunbar Assurance plc	100.00
Allied Dunbar International Fund Managers Limited	IM	Zurich Versicherungs-Gesellschaft AG	100.00
Allied Dunbar International Nominees Limited	IM	Allied Dunbar International Fund Managers Limited	100.00
Allied Dunbar Mortgages Limited	GB	Allied Dunbar Assurance plc	100.00
Allied Dunbar Property Services Limited	GB	Allied Dunbar Assurance plc	100.00
Allied Dunbar Provident plc	GB	Allied Dunbar Assurance plc	99.99
Allied Dunbar Provident plc	GB	Zurich Trustee Company (UK) Limited	0.001
Allied Zurich Holdings Limited	JE	Zurich Versicherungs-Gesellschaft AG	100.00
Allied Zurich Limited	GB	Zurich Financial Services AG	100.00
American Guarantee and Liability Insurance Company	US	Zurich American Insurance Company	100.00
American Zurich Insurance Company	US	Steadfast Insurance Company	100.00
Anglo American Insurance Company Limited	GB	Anglo American Insurance Group (UK) Limited	0.001
Anglo American Insurance Company Limited	GB	Anglo American Insurance Holdings Limited	99.99
Anglo American Insurance Group (UK) Limited	GB	CMSH Limited	100.00
Anglo American Insurance Holdings Limited	GB	Anglo American Insurance Group (UK) Limited	100.00
Aquarius Underwriting Managers (Pty) Ltd	ZA	Zurich Insurance Company South Africa Limited	30.00
Ashdale Land and Property Company Limited	GB	Zurich Insurance plc	100.00
Associated Marine Insurers Agents Pty. Limited	AU	Zurich Financial Services Australia Limited	100.00
Assurance Company of America	US	Maryland Casualty Company	100.00
Baden-Badener Versicherung Aktiengesellschaft	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00
Ballykilliane Holdings Limited	IE	Zurich Insurance plc	100.00
Bansabadell Pensiones, E.G.F.P, S.A.	ES	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00
Bansabadell Seguros Generales, S.A. de Seguros y Reaseguros	ES	Zurich Versicherungs-Gesellschaft AG	50.00
Bansabadell Vida S.A. de Seguros y Reaseguros	ES	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00
Benefit Finance Partners, L.L.C.	US	Zurich Benefit Finance LLC	50.00
BFP Securities LLC	US	Benefit Finance Partners, L.L.C.	100.00
Bizerba GmbH & Co. KG	DE	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	10.00
Bonner Akademie Gesellschaft fur DV- und Management-Training	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00
Bonnfinanz Aktiengesellschaft fur Vermogensberatung und Verm	DE	Deutscher Herold Aktiengesellschaft	100.00
Bonus Pensionskassen Aktiengesellschaft	AT	Zurich Versicherungs-Aktiengesellschaft	87.50
BONUS Vorsorgekasse AG	AT	Zurich Versicherungs-Aktiengesellschaft	50.00
Bristlecourt Limited	GB	Zurich Assurance Ltd	100.00
CAN Seguros Generales SA	ES	Zurich Versicherungs-Gesellschaft AG	50.00
Cayley Aviation Ltd.	BM	Zurich Insurance Company Ltd, Bermuda Branch	100.00
Centre Financial Services Holdings Limited	BM	Centre Group Holdings Limited	100.00
Centre Group Holdings (U.S.) Limited	US	Centre Solutions (Bermuda) Limited	100.00
Centre Group Holdings Limited	BM	CMSH Limited	100.00
Centre Insurance Company	US	Centre Solutions (U.S.) Limited	100.00
Centre Insurance International Company	IE	Centre Solutions (Bermuda) Limited	100.00
Centre Kate Inc. 1	US	Zurich Structured Finance, Inc.	100.00
Centre Kate Inc. 2	US	Zurich Structured Finance, Inc.	100.00
Centre Life Insurance Company	US	Centre Solutions (U.S.) Limited	100.00
Centre Reinsurance (U.S.) Limited	BM	Centre Group Holdings (U.S.) Limited	100.00
Centre Reinsurance International Company	IE	Centre Solutions (Bermuda) Limited	99.99
Centre Reinsurance International Company	IE	Orange Stone Reinsurance	0.002
Centre Solutions (Bermuda) Limited	BM	Centre Group Holdings Limited	100.00
Centre Solutions (U.S.) Limited	BM	Centre Group Holdings (U.S.) Limited	100.00
Chilena Consolidada Seguros de Vida S.A.	CL	Inversiones Suizo Chilena S.A.	98.98
Chilena Consolidada Seguros Generales S.A.	CL	Chilena Consolidada Seguros de Vida S.A.	7.41
Chilena Consolidada Seguros Generales S.A.	CL	Inversiones Suizo Chilena S.A.	82.73
City of London Insurance Company Limited	GB	Eagle Star Insurance Company Limited	100.00
CMSH Limited	BM	Zurich Insurance Company Ltd, Bermuda Branch	35.30
CMSH Limited	BM	Zurich Versicherungs-Gesellschaft AG	64.70
COFITEM-COFIMUR	FR	Zurich Versicherungs-Gesellschaft AG	12.41
Colonial American Casualty and Surety Company	US	Fidelity and Deposit Company of Maryland	100.00
Community Trust Services Limited	GB	Zurich Community Trust (UK) Limited	99.00
Community Trust Services Limited	GB	Zurich Financial Services (UKISA) Nominees Limited	1.00
Concisa Vorsorgeberatung und Management AG	AT	Bonus Pensionskassen Aktiengesellschaft	100.00
Concourse Skelmersdale Limited	GB	Zurich Financial Services (UKISA) Limited	100.00
Conduit Street Properties Limited	GB	Zurich Assurance Ltd	100.00
Consultores de Pensiones Grupo Zurich, S.A. - Sociedad Unipe	ES	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	100.00
CP Holding Limited	VG	Zurich Insurance Company Ltd, Bermuda Branch	100.00
Cramson (Malaysia) Bhd	MY	MCIS Zurich Insurance Berhad	100.00
Crimpland Limited	GB	Zurich Assurance Ltd	100.00
Crown Management Services Limited	US	CMSH Limited	100.00
CTH Affordable Housing Corporation	US	Zurich Structured Finance, Inc.	100.00
CTH Affordable Housing Investor, Inc.	US	CTH Affordable Housing Corporation	100.00
CTH AHP Corporation	US	CTH Affordable Housing Corporation	100.00
CTH MHP, L.L.C.	US	CTH Affordable Housing Investor, Inc.	100.00
CTH Special General Partner, Inc.	US	CTH Affordable Housing Corporation	100.00
CTH WNC, Inc.	US	CTH Affordable Housing Corporation	100.00
CTH/Landmark SLP, Inc.	US	CTH Affordable Housing Corporation	100.00
Cursud N.V.	AN	Zurich Versicherungs-Gesellschaft AG	100.00
DA Deutsche Allgemeine Versicherung Aktiengesellschaft	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00
DB Vita S.A.	LU	Deutscher Herold Aktiengesellschaft	25.00
Delta Wetlands Properties	US	KLMLP 2, LLC	50.00
Delta Wetlands Properties	US	KLMLP 3, LLC	50.00
Deutsche Wohnen AG	DE	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	5.75
Deutsche Zurich Pensiones, Entidad Gestora de Fondos de Pens	ES	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00
Deutscher Herold Aktiengesellschaft	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	79.83
Deutscher Pensionsfonds Aktiengesellschaft	DE	Deutscher Herold Aktiengesellschaft	74.90
Deutsches Institut fur Altersvorsorge GmbH	DE	Deutscher Herold Aktiengesellschaft	22.00
Disability Management Services, Inc.	US	Centre Group Holdings (U.S.) Limited	40.00
Dunbar Assets plc	GB	Zurich Bank	100.00
Dunbar Nominees Limited	GB	Dunbar Assets plc	100.00
Dunbar Sports and Social Club Limited	GB	Allied Dunbar Assurance plc	100.00
Eagle Properties (Benoni) (Proprietary) Limited	ZA	Zurich Insurance Company South Africa Limited	100.00
Eagle Star (Fund Management) Limited	GB	Eagle Star Holdings Limited	100.00
Eagle Star (Leasing) Limited	GB	Zurich Assurance Ltd	100.00
Eagle Star (Malta) Limited	MT	Zurich Assurance Ltd	100.00
Eagle Star Computer Services Limited	GB	Zurich Assurance Ltd	100.00
Eagle Star Direct (Camberley) Limited	GB	Zurich Insurance Company (U.K.) Limited	100.00
Eagle Star Direct Services Limited	GB	Zurich UK General Services Limited	100.00
Eagle Star Estates Limited	GB	Zurich Assurance Ltd	100.00
Eagle Star European Life Assurance Company Limited	IE	Zurich Life Assurance plc	100.00
Eagle Star Executives Pension Trustee Limited	GB	Zurich Financial Services (UKISA) Limited	100.00
Eagle Star Farms Limited	GB	Zurich Assurance Ltd	100.00
Eagle Star Forests Limited	GB	Zurich Assurance Ltd	100.00
Eagle Star Fund Services Limited	IE	Zurich Life Assurance plc	100.00
Eagle Star Group Holdings Limited	GB	Eagle Star Holdings Limited	100.00
Eagle Star Group Services Limited	GB	Eagle Star Holdings Limited	100.00
Eagle Star Holding Company of Ireland	IE	Eagle Star Group Holdings Limited	0.001
Eagle Star Holding Company of Ireland	IE	Zurich Assurance Ltd	99.99
Eagle Star Holdings Limited	GB	Zurich Financial Services (UKISA) Limited	100.00
Eagle Star Insurance Company Limited	GB	Zurich Insurance plc	100.00
Eagle Star International Services (Ireland) Limited	IE	Eagle Star Holding Company of Ireland	0.0015
Eagle Star International Services (Ireland) Limited	IE	Eagle Star Holdings Limited	99.99
Eagle Star Loans Limited	GB	Zurich Assurance Ltd	100.00
Eagle Star Mortgages Limited	GB	Zurich Assurance Ltd	100.00
Eagle Star Securities Limited	GB	Zurich Insurance plc	100.00
Eagle Star Software Development Company Limited	IE	Zurich Life Assurance plc	100.00
Edilspettacolo SRL	IT	Zurich Insurance Company Ltd - Rappresentanza Generale per l	35.71
Empire Fire and Marine Insurance Company	US	Zurich American Insurance Company	100.00
Empire Indemnity Insurance Company	US	Zurich American Insurance Company	100.00
Employee Services Limited	GB	Allied Dunbar Financial Services Limited	100.00
Endsleigh Communications Limited	GB	Endsleigh Insurance Services Limited	100.00
Endsleigh Developments Limited	GB	Endsleigh Insurance Services Limited	100.00
Endsleigh General Trading Limited	GB	Endsleigh Insurance Services Limited	100.00
Endsleigh Independent Financial Services Limited	GB	Endsleigh Insurance Services Limited	100.00
Endsleigh Insurance Services Limited	GB	Endsleigh Limited	100.00
Endsleigh Insurances (Brokers) Limited	GB	Endsleigh Insurance Services Limited	100.00
Endsleigh Law Limited	GB	Endsleigh Insurance Services Limited	100.00
Endsleigh Leasing Limited	GB	Endsleigh Insurance Services Limited	100.00
Endsleigh Life & Pensions Limited	GB	Endsleigh Insurance Services Limited	100.00
Endsleigh Limited	GB	Zurich Holdings (UK) Limited	100.00
Endsleigh Pension Trustee Limited	GB	Endsleigh Insurance Services Limited	100.00
Endsleigh Promotions Limited	GB	Endsleigh Insurance Services Limited	100.00
Endsleigh Shopfitting Limited	GB	Endsleigh Insurance Services Limited	100.00
Endsleigh Trustee Services Limited	GB	Endsleigh Insurance Services Limited	100.00
ES (Leeds) Nominee Limited	GB	Zurich Assurance Ltd	100.00
ES (Walsall) Nominee Limited	GB	Zurich Assurance Ltd	100.00
ES Camberley Nominee 1 Limited	GB	Zurich Assurance Ltd	100.00
ES Camberley Nominee 2 Limited	GB	Zurich Assurance Ltd	100.00
ES Cannock Nominee 1 Limited	GB	Zurich Assurance Ltd	100.00
ES Cannock Nominee 2 Limited	GB	Zurich Assurance Ltd	100.00
ES Coventry Nominee 1 Limited	GB	Zurich Assurance Ltd	100.00
ES Coventry Nominee 2 Limited	GB	Zurich Assurance Ltd	100.00
ES Dudley Nominee 1 Limited	GB	Zurich Assurance Ltd	100.00
ES Dudley Nominee 2 Limited	GB	Zurich Assurance Ltd	100.00
ES Hoddesdon Nominee 1 Limited	GB	Zurich Assurance Ltd	100.00
ES Hoddesdon Nominee 2 Limited	GB	Zurich Assurance Ltd	100.00
ES Plympton Nominee 1 Limited	GB	Zurich Assurance Ltd	100.00
ES Plympton Nominee 2 Limited	GB	Zurich Assurance Ltd	100.00
ES Ramsgate Nominee 1 Limited	GB	Zurich Assurance Ltd	100.00
ES Ramsgate Nominee 2 Limited	GB	Zurich Assurance Ltd	100.00
Escape Premium Collection (Pty) Ltd	ZA	Zurich Insurance Company South Africa Limited	100.00
ESI Financing Limited	GB	Eagle Star Insurance Company Limited	0.001
ESI Financing Limited	GB	Zurich Versicherungs-Gesellschaft AG	99.99
Extremus Versicherung-Aktiengesellschaft	DE	Zurich Insurance plc Niederlassung fur Deutschland	5.00
F.I.G. Holding Company	US	Fire Underwriters Association	69.99
F.I.G. Holding Company	US	Truck Underwriters Association	30.00
F.I.G. Holding Company	US	Farmers Group, Inc.	100.0
Farmers Family Fund	US	Farmers Group, Inc.	100.0
Farmers Group, Inc.	US	Zurich Versicherungs-Gesellschaft AG	87.90
Farmers Group, Inc.	US	Zurich Financial Services AG	12.10
Farmers New World Life Insurance Company	US	Farmers Group, Inc.	100.00
Farmers Reinsurance Company	US	Farmers Group, Inc.	100.00
Farmers Services Corporation	US	Farmers Group, Inc.	100.00
Farmers Services, LLC	US	ZFUS Services, LLC	100.00
Farmers Underwriters Association	US	Farmers Group, Inc.	100.00
Farmers Value Added, Inc.	US	Farmers Group, Inc.	100.00
Fidelity and Deposit Company of Maryland	US	Zurich American Insurance Company	100.00
FIG Holding Company	US	Farmers Group, Inc.	100.00
FIG Leasing Co., Inc.	US	Farmers Group, Inc.	100.00
Fire Underwriters Association	US	Farmers Group, Inc.	100.00
Futuro de Bolivia S.A. Administradora de Fondos de Pensiones	BO	Zurich Boliviana Seguros Personales S.A.	8.42
Futuro de Bolivia S.A. Administradora de Fondos de Pensiones	BO	Zurich South America Invest AB	71.58
General Surety & Guarantee Co Limited	GB	Zurich Insurance Company (U.K.) Limited	100.00
Genevoise, Compagnie Immobiliere SA	CH	Zurich Lebensversicherungs-Gesellschaft AG	100.00
Greycaines 1 Jersey Limited	JE	Zurich Assurance Ltd	100.00
Greycaines 2 Jersey Limited	JE	Zurich Assurance Ltd	100.00
Groomlink Limited	GB	Zurich Assurance Ltd	100.00
Grovewood Engineering Limited	GB	Zurich Assurance Ltd	100.00
Grovewood Property Holdings Limited	GB	Eagle Star Holdings Limited	100.00
Hawkcentral Limited	GB	Zurich Assurance Ltd	100.00
Home & Overseas Insurance Company Limited	GB	Eagle Star Insurance Company Limited	100.00
IDI Technology Solutions (Pty) Ltd	ZA	Zurich Insurance Company South Africa Limited	36.63
Innovaconsulting S.r.I.	IT	Zuritel S.p.A.	40.00
INTEGRA Versicherungsdienst GmbH	AT	Zurich Versicherungs-Aktiengesellschaft	100.00
Inversiones Suizo Chilena S.A.	CL	Inversiones Suizo-Argentina S.A.	0.0001
Inversiones Suizo Chilena S.A.	CL	Zurich Versicherungs-Gesellschaft AG	99.99
Inversiones Suizo-Argentina S.A.	AR	Zurich Lebensversicherungs-Gesellschaft AG	5.00
Inversiones Suizo-Argentina S.A.	AR	Zurich Versicherungs-Gesellschaft AG	95.00
Inversiones ZS America Dos Limitada	CL	Inversiones ZS America SpA	100.00
Inversiones ZS America SpA	CL	ZS Insurance America, S.L.	100.00
Inversiones ZS America Tres SpA	CL	ZS Insurance America, S.L.	100.00
Inversora Alpina, C.A.	VE	Zurich Seguros, S.A.	100.00
Ipsley Street 1 UK Limited	GB	Zurich Assurance Ltd	100.00
Ipsley Street 2 UK Limited	GB	Zurich Assurance Ltd	100.00
Irish National Insurance Company p.l.c.	IE	Zurich Insurance plc	99.99
Isis S.A.	AR	Inversiones Suizo-Argentina S.A.	60.50
Isis S.A.	AR	Zurich Versicherungs-Gesellschaft AG	39.50
IT Innovation Holdings AG	CH	Zurich Versicherungs-Gesellschaft AG	100.00
Jas. W. King & Co. Limited	GB	Eagle Star Holdings Limited	100.00
Jewell Insurance Agency Ltd	GB	Woodstock Insurance Brokers Limited	100.00
Kennet Road 1 UK Limited	GB	Zurich Assurance Ltd	100.00
Kennet Road 2 UK Limited	GB	Zurich Assurance Ltd	100.00
KLMLP 2, LLC	US	KLMLP, L.P.	100.00
KLMLP 3, LLC	US	KLMLP 2, LLC	100.00
KLMLP, L.P.	US	Zurich American Corporation	75.00
L&L PARK 80 INVESTORS LLC	US	ZI PARK 80 WEST LLC	90.00
Leschi Life Assurance Company	US	Farmers New World Life Insurance Company	100.00
Liquid Underwriting Managers (Pty) Limited	ZA	Zurich Insurance Company South Africa Limited	30.00
Logobrook Limited	GB	Zurich Assurance Ltd	100.00
Lordbourne Limited	GB	Zurich Assurance Ltd	100.00
MAAGNET SYSTEMS SDN BHD	MY	Zurich Versicherungs-Gesellschaft AG	100.00
MAAGNET-SSMS SDN BHD	MY	MAAGNET SYSTEMS SDN BHD	100.00
MALAYSIAN ALLIANCE PROPERTY SERVICES SDN BHD	MY	Zurich Versicherungs-Gesellschaft AG	100.00
Malaysian Assurance Alliance Berhad	MY	Zurich Versicherungs-Gesellschaft AG	100.00
Manon Vision Co., Ltd.	TH	Centre Group Holdings Limited	0.0057
Manon Vision Co., Ltd.	TH	CMSH Limited	0.0066
Manon Vision Co., Ltd.	TH	Zurich Versicherungs-Gesellschaft AG	99.99
Maryland Casualty Company	US	Zurich American Insurance Company	100.00
Maunalua Associates, Inc.	US	Zurich American Corporation	100.00
Mauritian Eagle Insurance Company Limited	MU	Zurich Insurance Company South Africa Limited	15.00
MCIS Zurich Insurance Berhad	MY	Zurich Asia Holdings Ltd.	40.00
Medidata AG	CH	Zurich Versicherungs-Gesellschaft AG	8.85
Mentionland Limited	GB	Zurich Assurance Ltd	100.00
Meritclass Investments Limited	GB	Zurich Assurance Ltd	100.00
MI Administrators, LLC	US	FIG Leasing Co., Inc.	100.00
Minas Brasil Promotora de Servicos S/A	BR	Zurich Minas Brasil Seguros S.A,	100.00
MULTIOTO SERVICES SDN BHD	MY	Zurich Versicherungs-Gesellschaft AG	100.00
Navigators and General Insurance Company Limited	GB	Zurich Insurance plc	100.00
Nearheath Limited	GB	Zurich Assurance Ltd	100.00
New China Life Insurance Company Limited	CA	Zurich Versicherungs-Gesellschaft AG	12.51
NK Zurich Risk Service Co., Ltd.	JP	Zurich Insurance Company Limited	10.00
Northern Insurance Company of New York	US	Maryland Casualty Company	100.00
Oldco B Member Holdings, LLC	US	Centre Group Holdings (U.S.) Limited	100.00
Omnis Investments Limited	GB	Openwork Holdings Limited	90.00
OOO“TPK”	RU	Zurich Insurance Company Ltd.	100.00
Openwork Access Limited	GB	Openwork Holdings Limited	100.00
Openwork Holdings Limited	GB	Allied Zurich Holdings Limited	99.99
Openwork Independent Solutions Limited	GB	Openwork Holdings Limited	100.00
Openwork Limited	GB	Openwork Holdings Limited	100.00
Openwork Market Solutions Limited	GB	Openwork Holdings Limited	100.00
Openwork Services Limited	GB	Openwork Holdings Limited	100.00
Orange Stone Holdings	IE	CMSH Limited	100.00
Orange Stone Reinsurance	IE	Crown Management Services Limited	100.00
Orion Rechtsschutz-Versicherung AG	CH	Zurich Versicherungs-Gesellschaft AG	78.00
Parcelgate Limited	GB	Zurich Assurance Ltd	100.00
Perils AG	CH	Zurich Versicherungs-Gesellschaft AG	11.11
Prematic Service Corporation (California)	US	Farmers Group, Inc.	100.00
Prematic Service Corporation (Nevada)	US	Prematic Service Corporation (California)	100.00
Protektor Lebensversicherungs-AG	DE	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	5.16
PT Zurich Insurance Indonesia	ID	Zurich Asia Holdings Ltd.	4.31
PT Zurich Insurance Indonesia	ID	Zurich Versicherungs-Gesellschaft AG	91.52
PT Zurich Topas Life	ID	Zurich Versicherungs-Gesellschaft AG	80.00
Real Garant Espana S.L.	ES	Real Garant GmbH Garantiesysteme	100.00
Real Garant GmbH Garantiesysteme	DE	Real Garant Versicherung Aktiengesellschaft	100.00
Real Garant Versicherung Aktiengesellschaft	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00
Red Ruff LLC	US	ZCM Asset Holding Company (Bermuda) Limited	100.00
SA Fire House Limited	ZA	Zurich Versicherungs-Gesellschaft AG	100.00
Sackville Street Limited	GB	Zurich Financial Services (UKISA) Limited	100.00
Santander Brasil Seguros S.A.	BR	Santander Seguros S.A.	100.00
Santander Rio Seguros S.A.	AR	Inversiones ZS America SpA	4.00
Santander Rio Seguros S.A.	AR	ZS Insurance America, S.L.	96.00
Santander Seguros de Vida S.A.	CL	Inversiones ZS America Dos Limitada	99.78
Santander Seguros de Vida S.A.	CL	Inversiones ZS America SpA	0.22
Santander Seguros Generales S.A.	CL	Inversiones ZS America Dos Limitada	99.51
Santander Seguros Generales S.A.	CL	Inversiones ZS America SpA	0.49
Santander Seguros S.A.	BR	ZS Insurance America, S.L.	100.00
Santander Seguros Sociedad Anónima	UY	ZS Insurance America, S.L.	100.00
SARL Marofinac	MA	Zurich Versicherungs-Gesellschaft AG	100.00
Saudi National Insurance Company	BH	Zurich Insurance Services (Middle East) EC	5.00
Sceptre Trust Limited	BS	Eagle Star Holdings Limited	0.0002
Sceptre Trust Limited	BS	Eagle Star Insurance Company Limited	99.99
Serviaide Assistencia e Servicos, Lda.	PT	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	95.00
Serviaide Assistencia e Servicos, Lda.	PT	Serviaide, S.A. - Sociedad Unipersonal	4.99
Serviaide, S.A. - Sociedad Unipersonal	ES	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	100.00
Servizurich S.A. - Sociedad Unipersonal	ES	Zurich Insurance plc, Sucursal en Espana	100.00
Shire Park Limited	GB	Zurich Assurance Ltd	12.42
Societe Continentale d’Investissement Immobilier SA	FR	Zurich Assurance Ltd	100.00
Solentbar Property Investment Limited	GB	Zurich Assurance Ltd	100.00
South African Nucleare Pool Administrators (Property) Limite	ZA	Zurich Insurance Company South Africa Limited	25.00
South County Services Co., Inc.	US	Sterling Forest LLC	100.00
Spirecharm Limited	GB	Zurich Assurance Ltd	100.00
Staple Inn Holborn Limited	GB	Zurich Financial Services (UKISA) Limited	100.00
Stareagle Limited	GB	Zurich Assurance Ltd	100.00
Starpatch Investments Limited	GB	Zurich Assurance Ltd	100.00
Steadfast Insurance Company	US	Zurich American Insurance Company	100.00
Steadfast Santa Clarita Holdings LLC	US	Steadfast Insurance Company	100.00
Sterling Forest LLC	US	Zurich American Insurance Company	99.93
Sterling ISA Managers (Nominees) Limited	GB	Sterling ISA Managers Limited	100.00
Sterling ISA Managers Limited	GB	Zurich Financial Services (UKISA) Limited	100.00
Sunley Homes Limited	GB	Zurich Insurance plc	100.00
Swaziland Royal Insurance Corporation	SZ	Zurich Insurance Company South Africa Limited	9.00
Swiss Insurance Management (Hong Kong) Limited	HK	Zurich Insurance Holdings (Hong Kong) Limited	99.50
Swiss Insurance Management (Hong Kong) Limited	HK	Zurich Services (Hong Kong) Limited	0.50
TCS Loss Adjusters Limited	GB	Endsleigh Insurance Services Limited	100.00
TDG Tele Dienste GmbH	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00
Techlink Interactive Limited	GB	Technical Connection Limited	100.00
Technical Connection Limited	GB	Zurich Employment Services Limited	51.00
The Liverpool Reversionary Company Limited	GB	Eagle Star Insurance Company Limited	100.00
The Trust Company of Scotland Limited	GB	Zurich Insurance plc	100.00
The Zurich Services Corporation	US	Zurich Holding Company of America, Inc.	100.00
TopReport Schadenbesichtigungs GmbH	AT	Zurich Versicherungs-Aktiengesellschaft	14.29
Toscana Uno SRL	IT	Zurich Insurance Company Ltd - Rappresentanza Generale per l	50.00
Truck Underwriters Assocation	US	Farmers Group, Inc.	100.00
Truck Underwriters Association	US	Farmers Group, Inc.	100.00
Turegum Immobilien AG	CH	Zurich Versicherungs-Gesellschaft AG	100.00
Universal Underwriters Insurance Company	US	Zurich American Insurance Company	100.00
Universal Underwriters Insurance Services, Inc.	US	Zurich Holding Company of America, Inc.	100.00
Universal Underwriters Life Insurance Company	US	Universal Underwriters Insurance Company	100.00
Universal Underwriters of Texas Insurance Company	US	Universal Underwriters Insurance Company	100.00
Universal Underwriters Service Corporation	US	Zurich Holding Company of America, Inc.	100.00
Zurich F&I Reinsurance T&C	TC	Universal Underwriters Insurance Services, Inc.	0.0050
Zurich F&I Reinsurance T&C	TC	Universal Underwriters Service Corporation	99.99
Vehicle Dealer Solutions, Inc.	US	The Zurich Services Corporation	100.00
Vita Lebensversicherungs-Gesellschaft AG	CH	Zurich Versicherungs-Gesellschaft AG	100.00
Wing Hang Zurich Insurance Company Limited	HK	Zurich Insurance Holdings (Hong Kong) Limited	35.00
Women on Wheels Limited	GB	Endsleigh Insurance Services Limited	100.00
Woodstock Insurance Brokers Limited	GB	Endsleigh Insurance Services Limited	100.00
World Travel Protection Canada Inc.	CN	Zurich Canadian Holdings Limited	100.00
Wren Investments Limited	GB	Zurich Whiteley Trust Limited	100.00
Wrightway Underwriting Limited	IE	Ballykilliane Holdings Limited	100.00
Z flex Gesellschaft fur Personaldienstleistungen mbH	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00
Z Nominees Limited	JE	Zurich Trust Limited	100.00
Z Secretaries Limited	JE	Zurich Trust Limited	100.00
ZCM (U.S.) Limited	US	ZCM Holdings (Bermuda) Limited	100.00
ZCM Asia Holdings Pty Limited	AU	Zurich Versicherungs-Gesellschaft AG	100.00
ZCM Asset Holding Company (Bermuda) Limited	BM	ZCM Holdings (Bermuda) Limited	100.00
ZCM Holdings (Bermuda) Limited	BM	CMSH Limited	24.29
ZCM Holdings (Bermuda) Limited	BM	CMSH Limited	75.71
ZCM Matched Funding (Bermuda) Limited	BM	ZCM Holdings (Bermuda) Limited	100.00
ZCM Matched Funding Corp.	US	ZCM (U.S.) Limited	100.00
ZCMC II Holdings Limited	IE	ZCM Asset Holding Company (Bermuda) Limited	0.20
ZCMC II Holdings Limited	IE	Zurich Financial Services EUB Holdings Limited	99.80
ZFS Finance (USA) LLC II	US	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC V	US	Zurich Holding Company of America, Inc.	100.00
ZFUS Services, LLC	US	Zurich Holding Company of America, Inc.	100.00
ZG Investments Ltd.	BM	Zurich Versicherungs-Gesellschaft AG	100.00
ZGEE2 Limited	GB	Eagle Star Holdings Limited	100.00
ZGEE3 Limited	GB	Zurich Insurance Company (U.K.) Limited	100.00
ZI Park 80 West LLC	US	Zurich American Insurance Company	100.00
ZNA Services, LLC	US	ZFUS Services, LLC	100.00
Zolmec Limited	JE	Zurich Trust Limited	100.00
ZPC Capital Limited	GB	Zurich Holdings (UK) Limited	100.00
ZS Insurance America, S.L.	ES	Zurich Latin America Holding S.L. - Sociedad Unipersonal	51.00
ZSF 00-1, Inc.	US	CTH Affordable Housing Corporation	100.00
ZSF 02-1, Inc.	US	CTH Affordable Housing Corporation	100.00
ZSF 99-2 Tyler House, Inc.	US	CTH Affordable Housing Corporation	100.00
ZSF 99-3 Aurora, Inc.	US	CTH Affordable Housing Corporation	100.00
ZSF 99-4, Inc.	US	CTH Affordable Housing Corporation	100.00
ZSF Apollo Corporation	US	CTH Affordable Housing Corporation	100.00
ZSF Blairville, Inc.	US	CTH Affordable Housing Corporation	100.00
ZSF Boston Store, Inc.	US	CTH Affordable Housing Corporation	100.00
ZSF Grant Park, Inc.	US	CTH Affordable Housing Corporation	100.00
ZSF Idlewild, Inc.	US	CTH Affordable Housing Corporation	100.00
ZSF Landmark Corporation	US	CTH Affordable Housing Corporation	100.00
ZSF Newport I Corporation	US	CTH Affordable Housing Corporation	100.00
ZSFH LLC	US	Zurich Holding Company of America, Inc.	100.00
ZSG Kfz-ZulassungsservicegesmbH	AT	Zurich Versicherungs-Aktiengesellschaft	33.33
ZSL Financing Limited	GB	Zurich Holdings (UK) Limited	1.00
ZSL Financing Limited	GB	Zurich Specialties London Limited	99.00
Zurich - Companhia de Seguros Vida S.A.	PT	Zurich Finanz-Gesellschaft AG	0.0002
Zurich - Companhia de Seguros Vida S.A.	PT	Zurich Investments Life S.p.A.	0.0002
Zurich - Companhia de Seguros Vida S.A.	PT	Zurich Lebensversicherungs-Gesellschaft AG	99.99
Zurich - Companhia de Seguros Vida S.A.	PT	Zurich Versicherungs-Gesellschaft AG	0.00002
Zurich - Companhia de Seguros Vida S.A.	PT	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	0.0002
Zurich (Sales Management Pension Plan) Trustee Limited	GB	Allied Dunbar Assurance plc	100.00
Zurich Administradora General de Fondos S.A.	CL	Chilena Consolidada Seguros de Vida S.A.	99.97
Zurich Administradora General de Fondos S.A.	CL	Inversiones Suizo Chilena S.A.	0.030
Zurich Advice Limited	HK	Zurich Insurance Holdings (Hong Kong) Limited	100.00
Zurich Advice Network Limited	GB	Allied Dunbar Assurance plc	100.00
Zurich Advisory (HK) Limited	HK	Zurich Assurance Ltd	100.00
Zurich Agency Services Inc.	US	Maryland Casualty Company	100.00
Zurich Alternative Asset Management, LLC	US	Zurich Holding Company of America, Inc.	100.00
Zurich American Corporation	US	Zurich Holding Company of America, Inc.	100.00
Zurich American Insurance Company	US	Zurich Holding Company of America, Inc.	100.00
Zurich American Insurance Company of Illinois	US	American Zurich Insurance Company	100.00
Zurich American Life Insurance Company	US	Zurich American Corporation	100.00
Zurich American Life Insurance Company of New York	US	Zurich American Life Insurance Company.	100.00
Zurich Argentina Cia. de Seguros S.A.	AR	Inversiones Suizo-Argentina S.A.	55.46
Zurich Argentina Cia. de Seguros S.A.	AR	Zurich Versicherungs-Gesellschaft AG	44.54
Zurich Argentina Companía de Seguros de Retiro S.A.	AR	Zurich Argentina Cia. de Seguros S.A.	46.64
Zurich Argentina Companía de Seguros de Retiro S.A.	AR	Zurich Versicherungs-Gesellschaft AG	53.36
Zurich Asia Holdings Ltd.	BM	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Asset Management Gerente de Fondos Comunes de Inversi	AR	Inversiones Suizo-Argentina S.A.	90.00
Zurich Asset Management Gerente de Fondos Comunes de Inversi	AR	Isis S.A.	10.00
Zurich Assurance (2004) plc	GB	Zurich Assurance Ltd	100.00
Zurich Assurance Ltd	GB	Eagle Star Holdings Limited	100.00
ZURICH Assurances Maroc	MA	SARL Marofinac	30.10
ZURICH Assurances Maroc	MA	Zurich Versicherungs-Gesellschaft AG	67.63
Zurich Australia Limited	AU	Zurich Financial Services Australia Limited	100.00
Zurich Australian Insurance Limited	AU	Zurich Financial Services Australia Limited	100.00
Zurich Australian Insurance Properties Pty Limited	AU	Zurich Australia Limited	40.00
Zurich Australian Insurance Properties Pty Limited	AU	Zurich Australian Insurance Limited	60.00
Zurich Australian Superannuation Pty Limited	AU	Zurich Financial Services Australia Limited	100.00
Zurich Aviation Underwriting Managers SA (Pty) Ltd	ZA	Zurich Insurance Company South Africa Limited	50.00
Zurich Bank	IE	ZCM Holdings (Bermuda) Limited	0.037
Zurich Bank	IE	ZCMC II Holdings Limited	99.96
Zurich Bank International Limited	IM	Zurich Bank	100.00
Zurich Benefit Finance LLC	US	Zurich Holding Company of America, Inc.	100.00
Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	DE	Zurich IT Service AG Niederlassung fur Deutschland	82.62
Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	DE	Zurich Leben Service AG Niederlassung fur Deutschland	17.38
Zurich Building Control Services Limited	GB	Zurich Holdings (UK) Limited	100.00
Zurich Canadian Holdings Limited	CN	Zurich Insurance Company Ltd, Canadian Branch	68.82
Zurich Canadian Holdings Limited	CN	Zurich Versicherungs-Gesellschaft AG	31.18
Zurich Capital Markets Inc.	US	ZCM (U.S.) Limited	100.00
Zurich Community Trust (UK) Limited	GB	Zurich Financial Services (UKISA) Limited	50.00
Zurich Community Trust (UK) Limited	GB	Zurich Financial Services (UKISA) Nominees Limited	50.00
Zurich Computer Services Limited	GB	Allied Dunbar Assurance plc	100.00
Zurich Consortium Societa Consortile a Responsabilita Limit	IT	Zurich Insurance plc - Rappresentanza Generale per l’Italia	99.95
Zurich Consortium Societa Consortile a Responsabilita Limit	IT	Zurich Investments Life S.p.A.	0.01
Zurich Consortium Societa Consortile a Responsabilita Limit	IT	Zurich Life and Pensions S.p.A.	0.01
Zurich Consortium Societa Consortile a Responsabilita Limit	IT	Zurich Life Assurance plc - Rappresentanza Generale per l’It	0.01
Zurich Consortium Societa Consortile a Responsabilita Limit	IT	Zurich Life Insurance Italia S.p.A.	0.01
Zurich Consortium Societa Consortile a Responsabilita Limit	IT	Zuritel S.p.A.	0.01
Zurich Consultancy Limited	HK	Zurich Insurance Holdings (Hong Kong) Limited	100.00
Zurich Consultoria de Riesgos, C.A.	VE	Zurich Seguros, S.A.	99.99
Zurich Corredora de Bolsa S.A.	CL	Inversiones Suizo Chilena S.A.	99.00
Zurich Corredora de Bolsa S.A.	CL	Zurich Investments Chile S.A.	0.99
Zurich CZI Management Holding Ltd.	US	Zurich Global Investment Management Inc.	100.00
Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	DE	Deutscher Herold Aktiengesellschaft	67.54
Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	32.46
Zurich Direct Agency Limited	HK	Zurich Advice Limited	100.00
Zurich Distribuidora de Mexico, S.A. de C.V.	MX	Zurich Versicherungs-Gesellschaft AG	99.99
Zurich Distribuidora de Mexico, S.A. de C.V.	MX	Zurich Vida, Companía de Seguros, S.A.	0.002
Zurich E&S Insurance Brokerage, Inc.	US	Zurich American Insurance Company	100.00
Zurich Employment Services Limited	GB	Zurich Financial Services (UKISA) Limited	100.00
Zurich Eurolife S.A.	LU	Zurich Lebensversicherungs-Gesellschaft AG	90.00
Zurich Eurolife S.A.	LU	Zurich Versicherungs-Gesellschaft AG	10.000
Zurich Finance (Bermuda) Ltd.	BM	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Finance (Luxembourg) S.A.	LU	Zurich Lebensversicherungs-Gesellschaft AG	0.08
Zurich Finance (Luxembourg) S.A.	LU	Zurich Versicherungs-Gesellschaft AG	99.92
Zurich Finance (UK) plc	GB	Zurich Financial Services (UKISA) Limited	99.99
Zurich Finance (UK) plc	GB	Zurich Financial Services (UKISA) Nominees Limited	0.002
Zurich Finance (USA), Inc.	US	Zurich Holding Company of America, Inc.	100.00
Zurich Financial Management Limited	GB	Allied Dunbar Assurance plc	100.00
Zurich Financial Services (Channel Islands) Limited	JE	Zurich Financial Services (UKISA) Limited	99.91
Zurich Financial Services (Channel Islands) Limited	JE	Zurich Financial Services (UKISA) Nominees Limited	0.09
Zurich Financial Services (Isle of Man) Group Services Limited	IM	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Financial Services (Isle of Man) Holdings Limited	IM	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Financial Services (Isle of Man) Insurance Manager Ltd	IM	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Financial Services (Isle of Man) Reinsurance Company	IM	Zurich Financial Services (Isle of Man) Holdings Limited	100.00
Zurich Financial Services (UKISA) Group Services Limited	GB	Zurich Financial Services (UKISA) Limited	100.00
Zurich Financial Services (UKISA) Limited	GB	Allied Zurich Holdings Limited	90.32
Zurich Financial Services (UKISA) Limited	GB	Zurich Insurance plc	9.68
Zurich Financial Services (UKISA) Nominees Limited	GB	Zurich Financial Services (UKISA) Limited	100.00
Zurich Financial Services Australia Limited	AU	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Financial Services EUB Holdings Limited	IE	ZCM Holdings (Bermuda) Limited	0.08
Zurich Financial Services EUB Holdings Limited	IE	Zurich Financial Services AG	99.92
Zurich Financial Services UK Pension Trustee Limited	GB	Zurich Financial Services (UKISA) Limited	99.00
Zurich Finanz-Gesellschaft AG	CH	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Global Corporate UK Limited	GB	Zurich Specialties London Limited	100.00
Zurich Global Energy Limited	BM	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Global Funding	IE	Zurich Finanz-Gesellschaft AG	0.100
Zurich Global Funding	IE	Zurich Versicherungs-Gesellschaft AG	99.90
Zurich Global Investment Management Inc.	US	Zurich Holding Company of America, Inc.	100.00
Zurich Global, Ltd.	BM	Zurich Holding Company of America, Inc.	100.00
Zurich Group Funding Luxembourg S.A.	LU	Zurich Lebensversicherungs-Gesellschaft AG	0.02
Zurich Group Funding Luxembourg S.A.	LU	Zurich Versicherungs-Gesellschaft AG	99.98
Zurich GSG Limited	GB	Zurich GSH Limited	100.00
Zurich GSH Limited	GB	Zurich Holdings (UK) Limited	100.00
Zurich Holding Company of America, Inc.	US	Crown Management Services Limited	0.13
Zurich Holding Company of America, Inc.	US	Zurich Versicherungs-Gesellschaft AG	99.87
Zurich Holding Ireland Limited	IE	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Holdings (UK) Limited	GB	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Immobilien Liegenschaftsverwaltungs-GesmbH	AT	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich IMRE AG	CH	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Independent Wealth Management Limited	GB	Allied Dunbar Assurance plc	100.00
Zurich Insurance (Taiwan) Ltd.	TW	Zurich Asia Holdings Ltd.	51.10
Zurich Insurance (Taiwan) Ltd.	TW	Zurich Versicherungs-Gesellschaft AG	48.63
Zurich Insurance Brokers (Beijing) Company Limited	CA	Zurich Insurance Holdings (Hong Kong) Limited	24.51
Zurich Insurance Company (U.K.) Limited	GB	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Insurance Company Botswana Ltd	BW	Zurich Insurance Company South Africa Limited	100.00
Zurich Insurance Company Escritorio de Representacao no Bras	BR	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Insurance Company Ltd.	RU	Zurich Interholding Limited	100.00
Zurich Insurance Company Ltd., Beijing Representative Office	CA	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Insurance Company Ltd., Shanghai Representative Offic	CA	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Insurance Company Representative Office - Moscow	RU	Zurich Insurance Company Ltd.	100.00
Zurich Insurance Company South Africa Limited	ZA	SA Fire House Limited	58.95
Zurich Insurance Holding (Cyprus) Ltd	CY	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Insurance Holdings (Hong Kong) Limited	HK	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Insurance Middle East S.A.L.	LB	Zurich Versicherungs-Gesellschaft AG	99.54
Zurich Insurance plc	IE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	25.07
Zurich Insurance plc	IE	Zurich Holding Ireland Limited	70.41
Zurich Insurance plc	IE	Zurich Insurance Company Ltd - Rappresentanza Generale per l	4.52
Zurich Insurance Services (Middle East) EC	BH	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Interholding Limited	RU	Zurich Insurance Holding (Cyprus) Ltd	99.90
Zurich Interholding Limited	RU	Zurich Versicherungs-Aktiengesellschaft	0.10
Zurich Intermediary Group Limited	GB	Zurich Financial Services (UKISA) Limited	99.99
Zurich Intermediary Group Limited	GB	Zurich Financial Services (UKISA) Nominees Limited	0.005
Zurich Internacional de Venezuela, C.A. de Corretaje de Reas	VE	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich International (Bermuda) Ltd.	BM	Zurich Insurance Company Ltd, Bermuda Branch	29.27
Zurich International (Bermuda) Ltd.	BM	Zurich Versicherungs-Gesellschaft AG	70.73
Zurich International (UK) Limited	GB	Zurich Specialties London Limited	100.00
Zurich International Life Limited	IM	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich International Services (Luxembourg) S.A.	LU	Zurich Eurolife S.A.	0.04
Zurich International Services (Luxembourg) S.A.	LU	Zurich Versicherungs-Gesellschaft AG	99.96
Zurich International Solutions Limited	GB	Zurich Assurance Ltd	100.00
Zurich Invest AG	CH	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Investment Management AG	CH	Prematic Service Corporation (Nevada)	80.00
Zurich Investment Management AG	CH	Zurich Versicherungs-Gesellschaft AG	20.00
Zurich Investment Management Limited	AU	Zurich Australia Limited	100.00
Zurich Investment Services Limited	BM	CMSH Limited	100.00
Zurich Investments Chile S.A.	CL	Chilena Consolidada Seguros de Vida S.A.	0.084
Zurich Investments Chile S.A.	CL	Inversiones Suizo Chilena S.A.	99.99
Zurich Investments Life S.p.A.	IT	Zurich Insurance Company Ltd - Rappresentanza Generale per l	100.00
Zurich Kunden Center GmbH	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00
Zurich Latin America Corporation	US	The Zurich Services Corporation	100.00
Zurich Latin America Holding S.L. - Sociedad Unipersonal	ES	Zurich Lebensversicherungs-Gesellschaft AG	100.00
Zurich Latin American Services S.A.	AR	Inversiones Suizo-Argentina S.A.	6.32
Zurich Latin American Services S.A.	AR	Zurich Versicherungs-Gesellschaft AG	93.68
Zurich Lebensversicherungs-Gesellschaft AG	CH	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Legal Expenses Underwriting Managers SA (Pty) Ltd	ZA	Zurich Insurance Company South Africa Limited	100.00
Zurich Leisure Services Limited	GB	Allied Dunbar Assurance plc	100.00
Zurich Life and Pensions S.p.A.	IT	Zurich Investments Life S.p.A.	100.00
Zurich Life Assurance plc	IE	Zurich Holding Ireland Limited	100.00
Zurich Life Insurance (Singapore) Pte Ltd	SG	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Life Insurance Italia S.p.A.	IT	Zurich Investments Life S.p.A.	100.00
Zurich Life SA Ltd	ZA	Zurich Insurance Company South Africa Limited	100.00
Zurich Management Services Limited	GB	Zurich Holdings (UK) Limited	100.00
Zurich Minas Brasil Seguros S.A,	BR	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Pension Trustees Ireland Limited	IE	Zurich Insurance plc	50.00
Zurich Pension Trustees Ireland Limited	IE	Zurich Trustee Services Limited	50.00
Zurich Pension Trustees Limited	GB	Zurich Assurance Ltd	100.00
Zurich Pension Trustees No 2 Company Limited	GB	Zurich Assurance Ltd	100.00
Zurich Pensions Management Limited	GB	Allied Dunbar Assurance plc	100.00
Zurich Pensionskassen-Beratung AG	CH	Zurich Lebensversicherungs-Gesellschaft AG	100.00
Zurich Professional Limited	GB	Zurich Holdings (UK) Limited	49.00
Zurich Professional Limited	GB	Zurich Specialties London Limited	51.00
Zurich Properties (Pty) Limited	BW	Zurich Insurance Company Botswana Ltd	100.00
Zurich Properties Pty Limited	AU	Zurich Australia Limited	40.00
Zurich Properties Pty Limited	AU	Zurich Australian Insurance Limited	60.00
Zurich Realty, Inc.	US	The Zurich Services Corporation	100.00
Zurich Rechtsschutz-Schadenservice GmbH	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00
Zurich Reliable Insurance Limited	RU	Zurich Insurance Company Ltd.	99.90
Zurich Reliable Insurance Limited	RU	Zurich Interholding Limited	0.10
Zurich Risk Financing SA Limited	ZA	Zurich Insurance Company South Africa Limited	99.99
Zurich Risk Management Services (India) Private Limited	IN	Zurich Asia Holdings Ltd.	1.00
Zurich Risk Management Services (India) Private Limited	IN	Zurich Versicherungs-Gesellschaft AG	99.00
Zurich Risk Services Asia Pacific Sdn Bhd	MY	Zurich Management Services Limited	100.00
Zurich Ruckversicherungs-Gesellschaft AG	CH	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Santander Seguros Mexico, S.A.	MX	Inversiones ZS America SpA	0.0053
Zurich Santander Seguros Mexico, S.A.	MX	ZS Insurance America, S.L.	99.99
Zurich Seguros, S.A.	VE	Cursud N.V.	69.21
Zurich Service GmbH	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00
Zurich Service GmbH	DE	Zurich Versicherungs-Aktiengesellschaft	100.00
Zurich Services (Hong Kong) Limited	HK	Swiss Insurance Management (Hong Kong) Limited	0.029
Zurich Services (Hong Kong) Limited	HK	Zurich Insurance Holdings (Hong Kong) Limited	99.99
Zurich Services A.I.E.	ES	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	0.00008
Zurich Services A.I.E.	ES	Bansabadell Pensiones, E.G.F.P, S.A.	0.00008
Zurich Services A.I.E.	ES	Bansabadell Seguros Generales, S.A. de Seguros y Reaseguros	0.008
Zurich Services A.I.E.	ES	Bansabadell Vida S.A. de Seguros y Reaseguros	0.008
Zurich Services A.I.E.	ES	CaixaSabadell Companyia d’Assegurances Generals, S.A.	0.008
Zurich Services A.I.E.	ES	CAN Seguros Generales SA	0.008
Zurich Services A.I.E.	ES	Zurich Insurance plc, Sucursal en Espana	97.18
Zurich Services A.I.E.	ES	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	2.82
Zurich Services Canada Inc.	CN	Zurich Canadian Holdings Limited	100.00
ZURICH SERVIZI ITALIA S.p.A.	IT	Zurich Investments Life S.p.A.	100.00
Zurich Shared Services Ireland Limited	IE	Zurich Holding Ireland Limited	100.00
Zurich Shared Services S.A.	CL	Inversiones Suizo Chilena S.A.	99.99
Zurich Shared Services S.A.	CL	Zurich Investments Chile S.A.	0.013
Zurich Sigorta A.S.	TR	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich South America Invest AB	SE	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Specialties London Limited	GB	Zurich Holdings (UK) Limited	100.00
Zurich Structured Finance, Inc.	US	Centre Financial Services Holdings Limited	100.00
Zurich Technical and Consulting Services (Beijing) Co. Ltd.	CA	Zurich Insurance Holdings (Hong Kong) Limited	100.00
Zurich Training and Development Services Limited	GB	Allied Dunbar Assurance plc	100.00
Zurich Transitional Services Limited	GB	Zurich Holdings (UK) Limited	100.00
Zurich Treasury Services Limited	IE	Zurich Financial Services EUB Holdings Limited	100.00
Zurich Trust Limited	JE	Zurich Financial Services (Isle of Man) Holdings Limited	100.00
Zurich Trustee Company (UK) Limited	GB	Allied Dunbar Assurance plc	100.00
Zurich Trustee Services Limited	IE	Zurich Life Assurance plc	100.00
Zurich UK General Employee Services Limited	GB	Zurich UK General Services Limited	100.00
Zurich UK General Services Limited	GB	Zurich Holdings (UK) Limited	100.00
Zurich Vermogensverwaltungs GmbH	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	99.00
Zurich Versicherungs-Aktiengesellschaft	AT	Zurich Versicherungs-Gesellschaft AG	99.98
Zurich Versicherungs-Gesellschaft AG	CH	Zurich Financial Services AG	100.00
Zurich Vertriebs GmbH	DE	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00
Zurich Vida e Previdencia S.A.	BR	Zurich Minas Brasil Seguros S.A,	100.00
Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	ES	Zurich Lebensversicherungs-Gesellschaft AG	100.00
Zurich Vida, Companía de Seguros, S.A.	MX	Zurich Versicherungs-Gesellschaft AG	100.00
Zurich Warranty Solutions, Inc.	US	American Zurich Insurance Company	100.00
Zurich Whiteley Investment Trust Limited	GB	Zurich Insurance plc	100.00
Zurich Whiteley Trust Limited	GB	Zurich Whiteley Investment Trust Limited	100.00
Zurich, Companía de Seguros, S.A.	MX	Zurich Versicherungs-Gesellschaft AG	99.88
Zuritel S.p.A.	IT	Zurich Insurance Company Ltd - Rappresentanza Generale per l	99.99
Zuritel S.p.A.	IT	Zurich Versicherungs-Gesellschaft AG	0.07
Farmers Insurance Exchange	US	See Note 2
Fire Insurance Exchange	US	See Note 5
Truck Insurance Exchange	US	See Note 8

Note 2: Farmers Insurance Exchange is a California “interinsurance exchange” owned by its policyholders. Its attorney-in-fact is Farmers Group, Inc., dba Farmers Underwriters Association, which is a subsidiary of Zurich Financial Services AG

Note 5: Fire Insurance Exchange is a California “interinsurance exchange” owned by its policyholders. Its attorney-in-fact is Fire Underwriters Association, which is a subsidiary of Zurich Financial Services AG

Note 8: Truck Insurance Exchange is a California “interinsurance exchange” owned by its policyholders. Its attorney-in-fact is Truck Underwriters Association, which is a subsidiary of Zurich Financial Services AG

Country Code Key

AN	Netherlands Antilles	DE	Germany	MU	Mauritius
AR	Argentina	ES	Spain	MX	Mexico
AT	Austria	FR	France	MY	Malaysia
AU	Australia	GB	United Kingdom	PT	Portugal
BH	Bahrain	HK	Hong Kong	RU	Russian Federation
BM	Bermuda	ID	Indonesia	SG	Singapore
BO	Bolivia	IE	Ireland	SZ	Swaziland
BR	Brazil	IM	Isle of Man	TC	Turks & Caicos
BS	Bahamas	IN	India	TH	Thailand
BW	Botswana	IT	Italy	TW	Taiwan
CA	Canada	JE	Channel Islands	US	United States
CH	Switzerland	JP	Japan	UY	Uruguay
CL	Chile	LB	Lebanon	VE	Venezuela
CN	China	LU	Luxembourg
CY	Cyprus	MT	Malta	ZA	South Africa

Organizations Affiliated with Farmers New World Life Insurance Company

Company	Domicile	Ownership	%
20th Century Insurance Services, Inc.	NV	21st Century Insurance Group	100.00
21st Century Casualty Company	CA	21st Century Insurance Group	100.00
21st Century Insurance and Financial Services, Inc.	DE	Farmers Insurance Exchange	80.00
21st Century Insurance and Financial Services, Inc.	DE	Fire Insurance Exchange	10.00
21st Century Insurance and Financial Services, Inc.	DE	Truck Insurance Exchange	10.00
21st Century Insurance Company	CA	21st Century Insurance Group	100.00
21st Century Insurance Company of the Southwest	TX	21st Century Insurance Group	100.00
21st Century Insurance Group	DE	Farmers Insurance Exchange	80.00
21st Century Insurance Group	DE	Fire Insurance Exchange	10.00
21st Century Insurance Group	DE	Truck Insurance Exchange	10.00
50th State Risk Management Services, Inc.	HI	Hawaii Insurance Consultants, Ltd.	100.00
21st Century Advantage Insurance Company	MN	21st Century North America Insurance Company	100.00
21st Century Auto Insurance Company of New Jersey	NJ	21st Century Centennial Insurance Company	100.00
21st Century Centennial Insurance Company	PA	Farmers Insurance Exchange	80.00
21st Century Centennial Insurance Company	PA	Fire Insurance Exchange	10.00
21st Century Centennial Insurance Company	PA	Truck Insurance Exchange	10.00
21st Century Indemnity Insurance Company	PA	21st Century Premier Insurance Company	100.00
21st Century National Insurance Company, Inc.	NY	21st Century Security Insurance Company	100.00
21st Century Preferred Insurance Company	PA	21st Century Centennial Insurance Company	100.00
21st Century Premier Insurance Company	PA	21st Century Centennial Insurance Company	100.00
			100.00
21st Century North America Insurance Company	NY	Farmers Insurance Exchange	80.00
21st Century North America Insurance Company	NY	Fire Insurance Exchange	10.00
21st Century North America Insurance Company	NY	Truck Insurance Exchange	10.00
21st Century Superior Insurance Company.	CA	21st Century North America Insurance Company	100.00
21st Century Assurance Company	DE	Farmers Insurance Exchange	80.00
21st Century Assurance Company	DE	Fire Insurance Exchange	10.00
21st Century Assurance Company	DE	Truck Insurance Exchange	10.00
21st Century Pinnacle Insurance Company	NJ	21st Century North America Insurance Company	100.00
21st Century Pacific Insurance Company	CO	Farmers Insurance Exchange	80.00
21st Century Pacific Insurance Company	CO	Fire Insurance Exchange	10.00
21st Century Pacific Insurance Company	CO	Truck Insurance Exchange	10.00
American Pacific Insurance Company, Inc.	HI	Farmers Insurance Hawaii, Inc.	100.00
APEX Adjustment Bureau, Inc.	FL	Bristol West Holdings, Inc.	100.00
Bayview Adjustment Bureau, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Casualty Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Holdings, Inc.	DE	Farmers Insurance Exchange	42.00
Bristol West Holdings, Inc.	DE	Fire Insurance Exchange	3.75
Bristol West Holdings, Inc.	DE	Mid-Century Insurance Company	47.50
Bristol West Holdings, Inc.	DE	Truck Insurance Exchange	6.75
Bristol West Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Insurance Services of California, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Georgia, Inc.	GA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Pennsylvania, Inc.	PA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Texas, Inc.	TX	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services, Inc. of Florida	FL	Bristol West Holdings, Inc.	100.00
Bristol West Preferred Insurance Company	MI	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Nevada, Inc.	NV	Bristol West Holdings, Inc.	100.00
Civic Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Civic Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
Coast National General Agency, Inc.	TX	Bristol West Holdings, Inc.	100.00
Coast National Holding Company	CA	Bristol West Holdings, Inc.	100.00
Coast National Insurance Company	CA	Coast National Holding Company	100.00
Exact Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Exact Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
Farmers Financial Solutions, LLC	NV	FFS Holding, LLC	100.00
Farmers Insurance Co. of Arizona	AZ	Farmers Insurance Exchange	70.00
Farmers Insurance Co. of Arizona	AZ	Truck Insurance Exchange	20.00
Farmers Insurance Co. of Arizona	AZ	Fire Insurance Exchange	10.00
Farmers Insurance Co. of Idaho	ID	Farmers Insurance Exchange	80.05
Farmers Insurance Co. of Idaho	ID	Truck Insurance Exchange	13.30
Farmers Insurance Co. of Idaho	ID	Fire Insurance Exchange	6.65
Farmers Insurance Co. of Oregon	OR	Farmers Insurance Exchange	80.00
Farmers Insurance Co. of Oregon	OR	Truck Insurance Exchange	20.00
Farmers Insurance Co. of Washington	WA	Fire Insurance Exchange	80.00
Farmers Insurance Co. of Washington	WA	Truck Insurance Exchange	20.00
Farmers Insurance Co., Inc.	KS	Farmers Insurance Exchange	90.00
Farmers Insurance Co., Inc.	KS	Fire Insurance Exchange	10.00
Farmers Insurance Exchange	CA	Interinsurance Exchange
Farmers Insurance Hawaii, Inc.	HI	Farmers Insurance Exchange	80.00
Farmers Insurance Hawaii, Inc.	HI	Fire Insurance Exchange	10.00
Farmers Insurance Hawaii, Inc.	HI	Truck Insurance Exchange	10.00
Farmers Insurance of Columbus, Inc.	OH	Farmers Insurance Exchange	100.00
Farmers New Century Insurance Company	IL	Illinois Farmers Insurance Co.	100.00
Farmers Services Insurance Agency	CA	Truck Insurance Exchange	100.00
Farmers Texas County Mutual Insurance Company	TX	See Note 1
Farmers Value Added, Inc.	NV	Farmers Group, Inc.	100.00
FCOA, LLC	DE	Foremost Insurance Company Grand Rapids, MI	100.00
FFS Holding, LLC	NV	Mid Century Ins. Co.	100.00
F.I.G. Holding Company	CA	Farmers Group. Inc.	100.00100.00
FIG Leasing Company, Inc.	CA	Farmers Group, Inc.	100.00
Fire Insurance Exchange	CA	Interinsurance Exchange
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00
Foremost County Mutual Insurance Company	TX	See Note 2
Foremost Express Insurance Agency, Inc.	MI	FCOA, LLC	100.00
Foremost Financial Services Corporation	DE	FCOA, LLC	100.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Farmers Insurance Exchange	80.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Fire Insurance Exchange	10.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Truck Insurance Exchange	10.00
Foremost Lloyds of Texas	TX	See Note 3
Foremost Property and Casualty Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
Foremost Signature Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
GP, LLC	DE	Bristol West Holdings, Inc.	100.00
Hawaii Insurance Consultants, Ltd.	HI	Farmers Insurance Exchange	80.00
Hawaii Insurance Consultants, Ltd.	HI	Fire Insurance Exchange	10.00
Hawaii Insurance Consultants, Ltd.	HI	Truck Insurance Exchange	10.00
i21 Insurance Services	CA	21st Century Insurance Group	100.00
Illinois Farmers Insurance Co.	IL	Farmers Insurance Exchange	100.00
Insurance Data Systems, G.P.	FL	GP, LLC	0.10
Insurance Data Systems, G.P.	FL	Bristol West Holdings, Inc.	99.90
Kraft Lake Insurance Agency.	MI	FCOA, LLC	100.00
Leschi Life Assurance Company	SC	Farmers New World Life Insurance Company	100.00
MI Administrators, LLC	DE	FIG Leasing Company, Inc.	100.00
Mid Century Insurance Company	CA	Farmers Insurance Exchange	80.00
Mid Century Insurance Company	CA	Fire Insurance Exchange	12.50
Mid Century Insurance Company	CA	Truck Insurance Exchange	7.50
Mid Century Insurance Company of Texas	TX	Farmers Insurance Exchange	100.00
Neighborhood Spirit Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Neighborhood Spirit Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
21st Century Security Insurance Company	PA	Farmers Insurance Exchange	80.00
21st Century Security Insurance Company	PA	Fire Insurance Exchange	10.00
21st Century Security Insurance Company	PA	Truck Insurance Exchange	10.00
Security National Insurance Company	FL	Bristol West Holdings, Inc.	75.00
Security National Insurance Company	FL	Insurance Data Systems, G.P.	25.00
Texas Farmers Insurance Co.	TX	Farmers Insurance Exchange	86.30
Texas Farmers Insurance Co.	TX	Mid Century Ins. Co.	13.70
Truck Insurance Exchange	CA	Interinsurance Exchange
Veyond Pacific Technology, Inc.	HI	Veyond Pacific Technology Solutions, LLC	100.00
Veyond Pacific Technology Solutions, LLC	HI	Farmers Insurance Hawaii, Inc.	99.92
Veyond Pacific Technology Solutions, LLC	HI	American Pacific Insurance Company, Inc.	0.08
Veyond Technology Solutions, LLC	HI	Farmers Insurance Hawaii, Inc.	92.50
Veyond Technology Solutions, LLC	HI	American Pacific Insurance Company, Inc.	7.50
Veyond Technology, Inc.	HI	Veyond Technology Solutions, LLC	100.00
Western Star Underwriters, Inc.	TX	FCOA, Inc.	100.00

Note 1: Farmers Group, Inc., as attorney-in-fact for Farmers Insurance Exchange, provides management services to Farmers Texas County Mutual Insurance Company.

Note 2: Foremost County Mutual Insurance Company is a Texas County mutual insurance company managed by Foremost Insurance Company Grand Rapids, Michigan.

Note 3: Foremost Lloyds of Texas underwriters are officers and/or directors of Foremost Insurance Company Grand Rapids, Michigan.

Zurich Insurance Group conducts its primary insurance operations in the United States through two property/casualty groups, each operating INDEPENDENTLY with its own staff:

Zurich U.S. Insurance Group

Farmers Insurance Group

Item 27.	Number of Contract Owners

As of March 31, 2013, the Registrant had approximately 48,904 qualified and non-qualified Advantage III Contract Owners.

Item 28.	Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Zurich American Life Insurance Company (formerly Kemper Investors Life Insurance Company) (“ZALICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of ZALICO, or serving or having served, at the request of ZALICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of ZALICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of ZALICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of ZALICO pursuant to the foregoing provisions, or otherwise, ZALICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ZALICO of expenses incurred or paid by a director, officer, employee of agent of ZALICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of ZALICO in connection with variable annuity contracts, ZALICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by ZALICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)	Principal Underwriter

Investment Distributors, Inc. (“IDI”), acts as principal underwriter for the Protective Acquired Variable Annuity Separate Account. IDI also acts as principal underwriter for Zurich American Life Insurance Company’s ZALICO Variable Separate Account, ZALICO Variable Annuity Separate Account and Zurich American Life Insurance Company Variable Annuity Account C.

Item 29.(b)	Information Regarding Principal Underwriter, Investors Distributors, Inc.

Name	Position and Office with Underwriter

Edwin V. Caldwell II	Director and President

Steve M. Callaway	Director, Chief Compliance Officer and Secretary

Joseph F. Gilmer	Director and Chief Financial Officer

Barry K. Brown	Assistant Secretary

Lawrence J. Debnar	Assistant Financial Officer

Julena G. Johnson	Assistant Compliance Officer

Carol L. Majewski	Assistant Compliance Officer

Letitia Morsch	Assistant Secretary

The address of Mr. Callaway and Mr. Barrett is 2801 Highway 280 South, Birmingham, AL. 35223.

The address of Mr. Debnar and Ms. Majewski is 1707 N Randall Road, Suite 310, Elgin, IL 60123-7836.

Item 29.(c)

Not applicable.

Item 30.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Zurich American Life Insurance Company at its home office at 1400 American Lane, Schaumburg, Illinois 60196, or at 3003-77th Ave, SE, Mercer Island, Washington 98040, or at Protective Life Insurance Company at 1707 N Randall Road, Suite 310, Elgin, IL 60123-7836.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings and Representations

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Zurich American Life Insurance Company (“ZALICO”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ZALICO.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 49 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) and has caused this Post-Effective Amendment No. 49 to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on April 24, 2013.

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

Attest:	/s/ Patrick J. Carty	/s/ Richard Grilli
	Patrick J. Carty, Vice President, General Counsel and Corporate Secretary	By: Richard W. Grilli Senior Vice President and Chief Operating Officer (Signature)

ZURICH AMERICAN LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Patrick J. Carty	/s/ Richard Grilli
	Patrick J. Carty, Vice President, General Counsel and Corporate Secretary	By: Richard W. Grilli Senior Vice President and Chief Operating Officer (Signature)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 49 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David J. Dietz*/	President and Chief Executive Officer (Principal Executive Officer)	, 2013

/s/ Richard Grilli Richard W. Grilli	Senior Vice President and Chief Operating Officer	April 24, 2013

Simon J.M. Lodge*/	Senior Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	, 2013

Richard J. Hauser*/	Director and Assistant Treasurer	, 2013

Dawn M. Cummings-Fritz*/	Director and Assistant Treasurer	, 2013

Stuart C. Berman*/	Director and Assistant Vice President	, 2013

Paul W. Noffke*/	Director	, 2013

/s/ Richard Grilli */ By: Richard W. Grilli	On April 24, 2013 as Attorney-in-Fact pursuant to powers of attorney filed herewith.

EXHIBIT INDEX

The following exhibit is filed herewith.

Exhibit Number	Description
10.	Consent of PricewaterhouseCoopers LLP
15.3	Power of Attorney